                                                            North American Funds
                                                       Variable Product Series I

                            (formerly American General Series Portfolio Company)


                                                              Semi-Annual Report
                                                               November 30, 2000


                                                              AMERICAN
                                                                 GENERAL
                                                                 FINANCIAL GROUP

  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I - SEMI-ANNUAL REPORT NOVEMBER
                                    30, 2000

TABLE OF CONTENTS

President's Letter..........................................................   1

Fund Information............................................................   2

Schedules of Investments:
 AG Stock Index Fund........................................................   4
 AG MidCap Index Fund.......................................................  12
 AG Small Cap Index Fund....................................................  19
 AG Nasdaq - 100(R) Index Fund..............................................  38
 AG International Equities Fund.............................................  41
 Putnam Opportunities Fund..................................................  50
 T. Rowe Price Blue Chip Growth Fund........................................  52
 Core Equity Fund...........................................................  56
 AG Growth & Income Fund....................................................  59
 T. Rowe Price Science & Technology Fund....................................  63
 T. Rowe Price Health Sciences Fund.........................................  65
 AG Social Awareness Fund...................................................  67
 AG Asset Allocation Fund...................................................  72
 AG Capital Conservation Fund...............................................  81
 AG Government Securities Fund..............................................  84
 AG International Government Bond Fund......................................  86
 AG 1 Money Market Fund.....................................................  90

Statements of Assets and Liabilities........................................  93

Statements of Operations....................................................  96

Statements of Changes in Net Assets.........................................  98
Notes to Financial Statements............................................... 101
Financial Highlights........................................................ 105

--------------------------------------------------------------------------------

                              PRESIDENT'S LETTER                 1
November 30, 2000 brings us halfway into the new fiscal year for the North American Funds Variable Product Series I. In order to assist you in achieving your financial goals, we have made a number of changes to our variable product series.

As you are aware, the name of American General Series Portfolio Company was changed to North American Funds Variable Product Series I ("NAFVPS I") effective October 1, 2000. The name change resulted from American General's acquisition of the North American retail mutual funds--a multi-manager, sub-advised retail mutual fund family. American General is using the North American name to create a branded family of funds, which includes both retail mutual funds and variable insurance funds. The names of the individual funds have also changed to include the "North American" name and, for many of the funds, the names of the sub-advisers for such funds.

SELECTION AND MONITORING PROCESS

We believe that the North American name stands for a multi-manager investment family supported by a rigorous sub-adviser selection and monitoring process. We have a team of experienced investment research professionals that continually monitor the funds in the portfolio. This team brings extensive knowledge, depth and experience to the sub-adviser selection and monitoring process. The average industry experience for the four senior key members is over 18 years. Steven Guterman, the chief investment officer for the series, leads the team. Mr. Guterman's extensive portfolio management experience includes his previous position as Managing Director and Head of U.S. Fixed Income Portfolio Management with Salomon Brothers Asset Management. The other key members are a chief economist and two mutual fund strategists.

The investment research professionals monitor quantitative factors for the funds, such as returns relative to comparable benchmarks, as well as qualitative factors. Qualitative factors with respect to a sub-adviser include: a change in the ownership of the firm, a change in the portfolio management team, regulatory/compliance problems, deviation from investment discipline, capacity issues, and other factors. The investment research professionals will make recommendations with respect to sub-adviser changes and the addition of new funds.

FUND ADDITIONS

In connection with the review of this series by our investment research professionals, management recommended to the Board of Directors that eight new funds be added to the series in order to enhance the product offering. The Board of Directors approved management's recommendation. The asset management firms that were selected as sub-advisers for the new funds have strong long-term historical track records. The eight new funds and the sub-advisers for such funds are as follows:

                                                                     Effective
               Fund                            Sub-Adviser             Date
-----------------------------------  ------------------------------- ---------
North American-Founders/T. Rowe      Founders Asset Management LLC & 12/08/00
Price Small Cap Fund                 T. Rowe Price Associates, Inc.
North American-AG Nasdaq-100(R)      American General Investment     10/01/00
Index Fund                           Management, L.P.
North American-Putnam Opportunities  Putnam Investment Management,   10/01/00
Fund                                 Inc.
North American-Founders Large Cap    Founders Asset Management LLC   12/08/00
Growth Fund
North American-American Century      American Century Investment     12/08/00
Income & Growth Fund                 Management, Inc.
North American-American Century      American Century Investment     12/08/00
International Growth Fund            Management, Inc.
North American-T. Rowe Price Blue    T. Rowe Price Associates, Inc.  11/01/00
Chip Growth Fund
North American-T. Rowe Price Health  T. Rowe Price Associates, Inc.  11/01/00
Sciences Fund

MARKET CONDITIONS

For market condition information, we are pleased to present the investment viewpoints of the portfolio managers for each fund. We went to the source--the person or team that makes day-to-day investment decisions for your fund--to bring you insight on factors affecting the fund's performance and outlook for the asset class.

With increasing interest rates, rising oil prices, a suprisingly weak Euro, the falling NASDAQ, and a string of earnings and revenue disappointments by a number of large U.S. companies, the market has been very volatile over the last six months. We believe that diversification is an important strategy in all markets, but is especially well suited for this type of market. With this in mind, we are committed to continually monitor the investment expertise represented in this series and to supply you, the investor, with appropriate choices to meet your asset allocation objectives.

Thank you for your continued confidence in our ability to invest your assets wisely.
               Sincerely,

               /s/ ALICE T. KANE
               Alice T. Kane, President
               North American Funds Variable Product Series I

-------------------------------------------------------------------------------

 2     NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I - FUND INFORMATION
--------------------------------------------------------------------------------

                   Old Fund Name                                           New Fund Name
--------------------------------------------------------------------------------------------------------------
American General Asset Allocation Fund               North American-AG Asset Allocation Fund
American General Capital Conservation Fund           North American-AG Capital Conservation Fund
American General Government Securities Fund          North American-AG Government Securities Fund
American General Growth Fund                         North American Core Equity Fund
American General Growth & Income Fund                North American-AG Growth & Income Fund
American General International Equities Fund         North American-AG International Equities Fund
American General International Government Bond Fund  North American-AG International Government Bond Fund
American General MidCap Index Fund                   North American-AG MidCap Index Fund
American General Money Market                        North American-AG 1 Money Market Fund
American General Science & Technology Fund           North American-T. Rowe Price Science & Technology Fund
American General Small Cap Index Fund                North American-AG Small Cap Index Fund
American General Social Awareness Fund               North American-AG Social Awareness Fund
American General Stock Index Fund                    North American-AG Stock Index Fund
              Not applicable ("N/A")                 North American-AG Nasdaq-100(R) Index Fund
                        N/A                          North American-Putnam Opportunities Fund
                        N/A                          North American-T. Rowe Price Blue Chip Growth Fund
                        N/A                          North American-T. Rowe Price Health Sciences Fund
                        N/A                          North American-American Century Income & Growth Fund
                        N/A                          North American-American Century International Growth Fund
                        N/A                          North American-Founders Large Cap Growth Fund
                        N/A                          North American-Founders/T. Rowe Price Small Cap Fund
--------------------------------------------------------------------------------------------------------------
                   Old Fund Name                       As shown in this semi-annual report
--------------------------------------------------------------------------------------------------------------
American General Asset Allocation Fund               AG Asset Allocation Fund
American General Capital Conservation Fund           AG Capital Conservation Fund
American General Government Securities Fund          AG Government Securities Fund
American General Growth Fund                         Core Equity Fund
American General Growth & Income Fund                AG Growth & Income Fund
American General International Equities Fund         AG International Equities Fund
American General International Government Bond Fund  AG International Government Bond Fund
American General MidCap Index Fund                   AG MidCap Index Fund
American General Money Market                        AG 1 Money Market Fund
American General Science & Technology Fund           T. Rowe Price Science & Technology Fund
American General Small Cap Index Fund                AG Small Cap Index Fund
American General Social Awareness Fund               AG Social Awareness Fund
American General Stock Index Fund                    AG Stock Index Fund
              Not applicable ("N/A")                 AG Nasdaq-100(R) Index Fund
                        N/A                          Putnam Opportunities Fund
                        N/A                          T. Rowe Price Blue Chip Growth Fund
                        N/A                          T. Rowe Price Health Sciences Fund
                        N/A                          N/A--started after November 30, 2000
                        N/A                          N/A--started after November 30, 2000
                        N/A                          N/A--started after November 30, 2000
                        N/A                          N/A--started after November 30, 2000
--------------------------------------------------------------------------------------------------------------

                              [CHART APPEARS HERE]

--------------------------------------------------------------------------------

                                                                 3
 NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I - FUND INFORMATION - continued FUND RETURNS AND TRACKING DIFFERENCES*
November 30, 2000

                                                                (3)        (4)
                                                               Fund       Total
                                                            Performance   Index
                                                              Before      Return
                                           (1)       (2)    Subtracting Including   Tracking
NAFVPS I Fund/Relevant                    Fund       Fund    Expenses   Reinvested Differences
Market Index                            Return(a)  Expenses  (1) + (2)  Dividends   (3) - (4)
--------------------------------------  --------------------------------------------------------
Indexed Funds:
AG Stock Index Fund / S&P 500 Index...    (7.06)%    0.16%     (6.90)%     (6.92)%     0.02%
AG MidCap Index Fund / S&P Mid Cap 400
Index.................................     1.13      0.18       1.31        1.64      (0.33)
AG Small Cap Index Fund / Russell
2000 Index............................    (5.83)     0.21      (5.62)      (5.77)      0.15
AG Nasdaq-100(R) Index Fund/Nasdaq 100
Index(R)..............................   (29.50)     0.09     (29.41)        N/A        N/A
Managed Funds:
AG International Equities Fund /
EAFE..................................   (12.61)     0.21     (12.40)     (10.23)     (2.17)
Putman Opportunities Fund /
S&P 500 Index.........................   (19.30)     0.17     (19.13)        N/A        N/A
T. Rowe Price Blue Chip Growth Fund /
S&P 500 Index.........................    (9.00)     0.08      (8.92)        N/A        N/A
Core Equity Fund / S&P 500 Index......    (6.54)     0.44      (6.10)      (6.92)      0.82
AG Growth & Income Fund /
S&P 500 Index.........................    (8.06)     0.41      (7.65)      (6.92)     (0.73)
T. Rowe Price Science & Technology
Fund / S&P 500 Index..................   (25.53)     0.48     (25.05)      (6.92)    (18.13)
T. Rowe Price Health Sciences Fund /
S&P 500 Index.........................    (9.10)     0.09      (9.01)        N/A        N/A
AG Social Awareness Fund /
S&P 500 Index.........................    (7.97)     0.28      (7.69)      (6.92)     (0.77)
AG
Asset Allocation Fund / Benchmark(b)..    (1.90)     0.28      (1.62)      (0.97)     (0.65)
AG Capital Conservation Fund / Lehman
Brothers Aggregate....................     7.30      0.28       7.58        7.59      (0.01)
AG Government Securities Fund / Lehman
U.S. Government.......................     7.97      0.28       8.25        7.66       0.59
AG International Government Bond Fund
/ Salomon Brothers Non-U.S. Dollar
World Government Bond.................    (2.76)     0.29      (2.47)      (2.16)     (0.31)
AG 1 Money Market Fund / 30 Day
Certificate of Deposit Primary
Offering Rate by New York City Banks
(NYC 30 Day CD Rate)..................     3.09      0.28       3.37        2.44       0.93

----
(a) Fund level returns are net of investment management fees and other fund expenses, but do not reflect charges specified in annuity contracts for mortality and expense guarantees, administrative fees, or surrender charges.
(b) Benchmark consists of 55% S&P 500 Index, 35% Lehman Brothers Aggregate Bond Index and 10% NYC 30 Day CD Rate.
* The Funds' performance reflects the reinvestment of dividends and other distributions. The returns represent past performance. The Funds' investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SUMMARY OF NET ASSET VALUES PER SHARE
AND PER SHARE DISTRIBUTIONS

                                                         Distributions from Net
                                                         Investment Income and
                                      Net Asset Values   Net Realized Gains on
                                        (per share)      Securities (per share)
                                    -------------------- ----------------------
                                            (unaudited)       (unaudited)
                                    May 31, November 30,      06/01/00 to
Fund                                 2000       2000           11/30/2000
-----------------------            --------------------------------------------
AG Stock Index Fund...............  $42.98     $39.78            $0.18
AG MidCap Index Fund..............   23.73      23.89             0.11
AG Small Cap Index Fund...........   15.66      14.66             0.10
AG Nasdaq-100(R) Index Fund.......     N/A       7.05                -
AG International Equities Fund....   12.55      10.93             0.04
Putman Opportunities Fund.........     N/A       8.07                -
T. Rowe Price Blue Chip Growth
Fund..............................     N/A       9.10                -
Core Equity Fund..................   23.31      21.78             0.01
AG Growth & Income Fund...........   21.04      19.29             0.06
T. Rowe Price Science & Technology
Fund..............................   41.14      30.66                -
T. Rowe Price Health Sciences
Fund..............................     N/A       9.09                -
AG Social Awareness Fund..........   24.77      22.70             0.11
AG Asset Allocation Fund..........   14.68      14.17             0.24
AG Capital Conservation Fund......    8.78       9.11             0.30
AG Government Securities Fund.....    9.51       9.96             0.30
AG International Government Bond
Fund..............................   10.88      10.58                -
AG 1 Money Market Fund............    1.00       1.00             0.03

The change in net asset value of the funds will not be the same as the change in the accumulation unit value of your annuity contract because (1) the change in net asset value does not reflect the reinvestment of income and capital gain distributions and (2) the mortality and expense charges described in your annuity contract are not included.

-------------------------------------------------------------------------------

 4                                               November 30, 2000
                        AG STOCK INDEX FUND (Unaudited)
     --------------------------------------------------------------------------
                            Average Annual Total Return

    6 Months               1 Year                           5 Years                           10 Years
------------------------------------------------------------------------------------------------------
     -7.06%                -4.52%                           18.39%                             17.25%



[CHART APPEARS HERE]

MANAGEMENT OVERVIEW
A discussion with portfolio manager
Magali Azema-Barac, PhD, American General Advisers ("AGA"), a division of VALIC

The AG Stock Index Fund performance for the six months ending November 30, 2000 was -7.06% compared to the S&P 500 Index return of -6.92%.

After performing strongly for the fiscal year 1999, the large cap equity market suffered from an increased volatility to finish the year with a negative return of about 9.5%. This volatility is apparent when looking at some of the monthly returns of the S&P 500 over this period: for example up 5.99% in December and down 5.02% the next month, January 2000. This volatility phenomenon has been particularly strong in the Technology sector which makes up more than 25% of the large cap market. This year also saw a reversal of the Growth versus Value dominance. Indeed, over 1999, Growth was the dominant theme with a return of 25% above Value. But then following uncertainty in the markets and in the earnings capacity of these growth technology oriented stocks, Value took over as the dominant style and outperformed Growth by 11.88% for the first three quarters of 2000.

In general, we expect volatility to continue throughout next year, especially with the introduction of Regulation FD (Fair Disclosure) which will generate more earnings surprises from companies. (In short, the regulation FD requires companies to disclose any relevant information to both Wall Street financial analysts and the public at about the same time.)

                                Top 10 Holdings


   1. General Electric Co. ....  4.22%
   2. Cisco Systems, Inc. .....  2.92%
   3. Exxon Mobil Corp. .......  2.64%
   4. Microsoft Corp. .........  2.60%
   5. Pfizer, Inc. ............  2.40%
   6. Intel Corp. .............  2.20%
   7. Wal-Mart Stores, Inc. ...  2.00%
   8. Citigroup, Inc. .........  1.93%
   9. Oracle Corp. ............  1.28%
  10. AT&T Corp. ..............  0.63%

 Portfolio holdings are subject to change.


--------------------------------------------------------------------------------

 November 30, 2000                                               5
            AG STOCK INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 99.68%
               ADVERTISING - 0.22%
     133,800   Interpublic Group Corp. ........................   $    5,226,563
      77,300   Omnicom Group, Inc. ............................        6,077,713
                                                                  --------------
                                                                      11,304,276
                                                                  --------------
               AEROSPACE/DEFENSE - 1.68%
      44,200   B.F. Goodrich (The) Co. ........................        1,674,075
     389,800   Boeing Co. .....................................       26,920,563
      26,500   Crane Co. ......................................          669,125
      86,300   General Dynamics Corp. .........................        6,580,375
     347,900   Honeywell International Inc. ...................       16,960,125
     185,500   Lockheed Martin Corp. ..........................        6,325,550
      31,300   Northrop Grumman Corp. .........................        2,638,981
      21,500   Perkinelmer Inc. ...............................        1,914,844
     147,800   Raytheon Co., Class B...........................        5,182,238
      54,000   TRW Inc. .......................................        1,785,375
     203,400   United Technologies Corp. ......................       14,403,263
                                                                  --------------
                                                                      85,054,514
                                                                  --------------
               AIRLINES - 0.25%
      65,300 * AMR Corp. ......................................        2,183,469
      53,300   Delta Air Lines, Inc. ..........................        2,531,750
     216,600   Southwest Airlines Co. .........................        6,836,438
      29,300 * US Airways Group, Inc. .........................        1,129,881
                                                                  --------------
                                                                      12,681,538
                                                                  --------------
               APPAREL & PRODUCTS - 0.02%
      23,200   Liz Claiborne, Inc. ............................          910,600
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.07%
      85,500   Leggett & Platt, Inc. ..........................        1,394,719
      33,800   Maytag Corp. ...................................          967,525
      31,100   Whirlpool Corp. ................................        1,216,788
                                                                  --------------
                                                                       3,579,032
                                                                  --------------
               AUTO - CARS - 0.78%
     243,300   Delphi Automotive Systems Corp. ................        3,360,581
     822,043   Ford Motor Co. .................................       18,701,478
     233,000   General Motors Corp. ...........................       11,533,500
     131,500   Harley-Davidson, Inc. ..........................        5,975,031
                                                                  --------------
                                                                      39,570,590
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - ORIGINAL EQUIPMENT - 0.10%
      61,700   Danaher Corp. ..................................   $    4,022,069
      56,868   Visteon Corp. ..................................          845,912
                                                                  --------------
                                                                       4,867,981
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.09%
      55,500 * AutoZone, Inc. .................................        1,432,594
      31,600   Cooper Tire & Rubber Co. .......................          292,300
      76,100   Genuine Parts Co. ..............................        1,460,169
      68,000   Goodyear Tire & Rubber Co. .....................        1,152,600
                                                                  --------------
                                                                       4,337,663
                                                                  --------------
               BANKS - NEW YORK CITY - 2.28%
     320,700   Bank of New York Co., Inc. .....................       17,698,631
   1,953,700   Citigroup, Inc. ................................       97,318,681
                                                                  --------------
                                                                     115,017,312
                                                                  --------------
               BANKS - OTHER - 2.22%
     713,600   Bank of America Corp. ..........................       28,499,400
     427,800   First Union Corp. ..............................       10,748,475
     392,000   FleetBoston Financial Corp. ....................       14,700,000
     212,200   Mellon Financial Corporation....................        9,946,875
     263,800   National City Corp. ............................        6,529,050
      62,200   Providian Financial Corp. ......................        5,598,000
      58,600   Union Planters Corp. ...........................        1,992,400
     715,100   Wells Fargo Co. ................................       33,922,556
                                                                  --------------
                                                                     111,936,756
                                                                  --------------
               BANKS - REGIONAL - 2.64%
     163,700   AmSouth Bancorporation..........................        2,435,038
     501,900   BankOne Corp. ..................................       17,974,294
     173,700   BBT Corp. ......................................        5,797,238
     568,400   Chase Manhattan Corp. ..........................       20,959,750
      68,100   Comerica, Inc. .................................        3,545,456
     202,050   Fifth Third Bancorp.............................       10,834,931
     416,200   Firstar Corp. ..................................        8,063,875
     109,290   Huntington Bancshares, Inc. ....................        1,666,673
     187,000   KeyCorp.........................................        4,663,313
      96,500   Northern Trust Corp. ...........................        8,311,063
      59,575   Old Kent Financial Corp. .......................        2,315,978
     125,700   PNC Financial Services Group....................        8,359,050
      95,200   Regions Financial Corp. ........................        2,308,600
      73,200   SouthTrust Corp. ...............................        2,470,500
      70,100   State Street Corp. .............................        9,042,900

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - REGIONAL - Continued
      75,700   Summit Bancorporation...........................   $    2,815,094
     129,600   SunTrust Banks, Inc. ...........................        6,585,300
     123,500   Synovus Financial Corp. ........................        2,732,438
     324,000   U.S. Bancorp, Inc. .............................        7,836,750
      88,400   Wachovia Corp. .................................        4,425,525
                                                                  --------------
                                                                     133,143,766
                                                                  --------------
               BEVERAGE -
               BREWERS/DISTRIBUTORS - 0.61%
     393,500   Anheuser-Busch Companies, Inc. .................       18,666,656
      29,900   Brown-Forman Corp Class B.......................        1,936,025
      16,100   Coors Adolph Class B............................        1,207,500
     189,600   Seagram Co., Ltd. ..............................        9,029,700
                                                                  --------------
                                                                      30,839,881
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 1.98%
   1,075,600   Coca-Cola Co. ..................................       67,359,450
     181,800   Coca Cola Enterprises, Inc. ....................        3,988,238
     626,800   PepsiCo, Inc. ..................................       28,441,050
                                                                  --------------
                                                                      99,788,738
                                                                  --------------
               BROADCASTING - 1.22%
     254,400 * Clear Channel Communications....................       12,847,200
     393,000 * Comcast Corp. Class A Special...................       15,105,938
     658,800 * Viacom, Inc. Class B............................       33,681,150
                                                                  --------------
                                                                      61,634,288
                                                                  --------------
               BUILDING MATERIALS - 0.28%
     166,200   Lowe's Companies, Inc. .........................        6,658,388
     198,600   Masco Corp. ....................................        3,835,463
      70,800   Sherwin-Williams Co. ...........................        1,544,325
      44,000   Vulcan Materials Co. ...........................        1,886,500
                                                                  --------------
                                                                      13,924,676
                                                                  --------------
               CHEMICAL - MAJOR - 0.74%
     294,600   Dow Chemical Co. ...............................        9,003,713
     452,800   E.I. du Pont de Nemours and Co. ................       19,159,100
      46,700   Hercules, Inc. .................................          887,300
      75,700   PPG Industries, Inc. ...........................        3,155,744
      94,200   Rohm and Haas Co. ..............................        2,802,450
      58,700   Union Carbide Corp. ............................        2,535,106
                                                                  --------------
                                                                      37,543,413
                                                                  --------------

--------------------------------------------------------------------------------

 6                                               November 30, 2000
      AG STOCK INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CHEMICAL - MISCELLANEOUS - 0.27%
      99,700   Air Products and Chemicals Inc .................   $    3,433,419
      33,400   Eastman Chemical Co. ...........................        1,442,463
      55,700   Ecolab, Inc. ...................................        2,419,469
      13,300 * FMC Corp. ......................................          902,738
      29,300 * Grace, W.R. & Co. ..............................           67,756
      22,800   Great Lakes Chem Corp. .........................          796,575
      20,200   Millipore Corp. ................................          888,800
      68,700   Praxair, Inc. ..................................        2,468,906
      35,100   Sigma Aldrich Corp. ............................        1,254,825
                                                                  --------------
                                                                      13,674,951
                                                                  --------------
               CONGLOMERATES - 0.93%
      38,300   ITT Inds, Inc. .................................        1,275,869
      43,000   Loews Corp. ....................................        4,063,500
      62,400   Textron, Inc. ..................................        3,159,000
     731,900   Tyco International, Ltd. .......................       38,607,725
                                                                  --------------
                                                                      47,106,094
                                                                  --------------
               CONSUMER FINANCE - 0.82%
     316,400   Associates First Capital Corp. .................       11,172,875
      85,400   Capital One Financial Corp. ....................        4,766,388
      61,500   Equifax, Inc. ..................................        2,044,875
     205,200   Household International, Inc. ..................       10,234,350
     370,000   MBNA Corp. .....................................       13,204,375
                                                                  --------------
                                                                      41,422,863
                                                                  --------------
               CONTAINERS - METAL/GLASS - 0.46%
      12,700   Ball Corp. .....................................          494,506
     383,200   Corning, Inc. ..................................       22,417,200
      54,800   Crown Cork & Seal Co., Inc. ....................          222,625
      63,600 * Owens-Illinois, Inc. ...........................          182,850
                                                                  --------------
                                                                      23,317,181
                                                                  --------------
               CONTAINERS - PAPER - 0.07%
      23,200   Bemis Co., Inc. ................................          688,750
      73,700 * Pactiv Corp. ...................................          861,369
      36,500 * Sealed Air Corp. ...............................        1,161,156
      22,200   Temple-Inland Inc. .............................        1,021,200
                                                                  --------------
                                                                       3,732,475
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COSMETICS/TOILETRIES - 0.43%
      24,300   Alberto-Culver Co. Class B......................   $      889,988
     103,300   Avon Products, Inc. ............................        4,299,863
     457,200   Gillette Co. ...................................       15,487,650
      43,500   International Flavors &
               Fragrances, Inc. ...............................          812,906
                                                                  --------------
                                                                      21,490,407
                                                                  --------------
               DRUGS - 9.50%
      57,200   Allergan, Inc. .................................        5,308,875
     100,600 * ALZA Corp. .....................................        4,464,125
     566,200   American Home Products Corp. ...................       34,042,775
     446,700 * Amgen, Inc. ....................................       28,421,288
      23,200   Bausch & Lomb, Inc. ............................        1,016,450
      64,400 * Biogen, Inc. ...................................        3,525,900
     853,400   Bristol Myers Squibb Co. .......................       59,151,288
      79,800 * Chiron Corp. ...................................        3,261,825
     490,500   Eli Lilly and Co. ..............................       45,953,719
      37,800 * Forest Laboratories, Inc. ......................        5,121,900
      72,200 * King Pharmaceuticals, Inc. .....................        3,519,750
     999,000   Merck & Co., Inc. ..............................       92,594,813
   2,741,925   Pfizer, Inc. ...................................      121,501,552
     563,700   Pharmacia Corporation...........................       34,385,700
     636,300   Schering-Plough Corp. ..........................       35,672,569
      44,500 * Watson Pharmaceuticals, Inc. ...................        2,047,000
                                                                  --------------
                                                                     479,989,529
                                                                  --------------
               ELECTRICAL EQUIPMENT - 0.03%
      33,000 * Power-One, Inc. ................................        1,396,313
                                                                  --------------
               ELECTRONIC EQUIPMENT - 4.69%
      84,600 * American Power Conversion Corp. ................          994,050
      80,100 * Cabletron Systems, Inc. ........................        1,261,575
     185,600   Emerson Electric Co. ...........................       13,525,600
   4,301,500   General Electric Co. ...........................      213,193,094
      85,300   Molex, Inc. ....................................        3,502,631
      17,900   National Service Industries.....................          368,069
      75,500 * Teradyne, Inc. .................................        2,269,719
      25,300   Thomas & Betts Corp. ...........................          370,013
      40,900   W. W. Grainger, Inc. ...........................        1,495,406
                                                                  --------------
                                                                     236,980,157
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRONIC INSTRUMENTS - 0.24%
           1 * Commscope Inc. .................................   $           17
     245,506 * Palm, Inc. .....................................        8,884,248
      42,000 * Tektronix, Inc. ................................          994,875
      75,500 * Thermo Electron Corp. ..........................        2,189,500
                                                                  --------------
                                                                      12,068,640
                                                                  --------------
               ENTERTAINMENT - 1.43%
     256,000   Carnival Corp., Class A.........................        5,808,000
      50,800 * Harrah's Entertainment, Inc. ...................        1,422,400
      75,000   Hasbro, Inc. ...................................          867,188
     185,200   Mattel, Inc. ...................................        2,338,150
     574,800   Time Warner, Inc. ..............................       35,637,600
     905,300 * Walt Disney Co. ................................       26,197,119
                                                                  --------------
                                                                      72,270,457
                                                                  --------------
               FINANCIAL SERVICES - 1.05%
     578,500   American Express Co. ...........................       31,781,344
     109,800   American General Corp. .........................        8,228,138
     114,200   CIT Group Inc. .................................        1,919,988
      67,000 * Convergys Corp. ................................        2,818,188
      49,800   Countrywide Credit Industries Inc. .............        1,848,825
      39,800   H & R Block, Inc. ..............................        1,400,463
      97,700   Stillwell Financial Inc. .......................        3,175,250
      52,800   T. Rowe Price Associates, inc. .................        1,927,200
                                                                  --------------
                                                                      53,099,396
                                                                  --------------
               FOODS - 1.22%
     274,595   Archer Daniels Midland Co. .....................        3,501,086
     183,000   Campbell Soup Co. ..............................        6,107,625
     231,600   ConAgra, Inc. ..................................        5,891,325
     124,100   General Mills, Inc. ............................        5,103,613
     151,000   H J Heinz Co. ..................................        6,889,375
      59,500   Hershey Foods Corp. ............................        3,763,375
     176,200   Kellogg Co. ....................................        4,338,925
     141,800   Nabisco Group Holdings Corp. ...................        4,165,375
      57,700   Quaker Oats Co. ................................        5,016,293
     133,400   Ralston Purina Co. .............................        3,510,088
     377,700   Sara Lee Corp. .................................        9,064,800
      49,500   Wm. Wrigley Jr. Co. ............................        4,495,219
                                                                  --------------
                                                                      61,847,099
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                               7
      AG STOCK INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FOOTWEAR - 0.11%
     117,300   NIKE, Inc., Class B.............................   $    4,999,913
      24,800 * Reebok International, Ltd. .....................          528,550
                                                                  --------------
                                                                       5,528,463
                                                                  --------------
               FREIGHT - 0.13%
     123,800 * FDX Corp. ......................................        5,932,496
      26,000   Ryder System, Inc. .............................          451,750
                                                                  --------------
                                                                       6,384,246
                                                                  --------------
               GOLD MINING - 0.09%
     172,000   Barrick Gold Corp. .............................        2,580,000
     114,500   Homestake Mining Co. ...........................          565,344
     142,300   Placer Dome Inc. ...............................        1,289,594
                                                                  --------------
                                                                       4,434,938
                                                                  --------------
               GOVERNMENT SPONSORED - 1.12%
     301,900   Federal Home Loan Mtg. Association..............       18,246,081
     437,600   Federal National Mtg. Association...............       34,570,400
      67,500   SLM Holding Corp. ..............................        3,906,563
                                                                  --------------
                                                                      56,723,044
                                                                  --------------
               HARDWARE & TOOLS - 0.06%
      36,300   Black & Decker Corp. ...........................        1,313,606
      25,600   Snap-on, Inc. ..................................          664,000
      37,500   Stanley Works...................................        1,010,156
                                                                  --------------
                                                                       2,987,762
                                                                  --------------
               HEALTHCARE - 0.70%
     120,800   Cardinal Health, Inc. ..........................       12,072,450
      44,500 * HCR Manor Care Inc. ............................          756,500
     167,500 * HealthSouth Corp. ..............................        2,334,531
      72,200 * Humana, Inc. ...................................          866,400
     129,200   IMS Health, Inc. ...............................        3,617,600
     123,500   Mckesson HBOC, Inc. ............................        4,060,063
      50,400 * Quintiles Transnational Corp. ..................          756,000
      69,900 * UnitedHealth Group Inc. ........................        8,200,144
      27,400 * Wellpoint Health Networks Inc. .................        2,954,063
                                                                  --------------
                                                                      35,617,751
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HEAVY DUTY TRUCKS/PARTS - 0.13%
      18,200   Cummins Engine Co., Inc. .......................   $      642,688
      65,000   Dana Corp. .....................................        1,088,750
      31,800   Eaton Corp. ....................................        2,229,975
      25,800 * Navistar International Corp. ...................          838,500
      33,300   PACCAR, Inc. ...................................        1,581,750
                                                                  --------------
                                                                       6,381,663
                                                                  --------------
               HOME BUILDERS - 0.04%
      25,600   Centex Corp. ...................................          905,600
      21,000   Kaufman & Broad Home Corp. .....................          658,875
      17,700   Pulte Corp. ....................................          683,663
                                                                  --------------
                                                                       2,248,138
                                                                  --------------
               HOSPITAL MANAGEMENT - 0.31%
     242,400   HCA - The Healthcare Co. .......................       10,044,450
     136,800 * Tenet Healthcare Corp. .........................        5,822,550
                                                                  --------------
                                                                      15,867,000
                                                                  --------------
               HOSPITAL SUPPLIES - 2.94%
     673,200   Abbott Laboratories.............................       37,068,075
     127,100 * Baxter International, Inc. .....................       11,002,094
     110,100   Becton, Dickinson and Co. ......................        3,743,400
      77,250   Biomet, Inc. ...................................        2,858,250
     176,600 * Boston Scientific Corp. ........................        2,273,725
      22,200   C. R. Bard, Inc. ...............................        1,093,350
     603,900   Johnson & Johnson...............................       60,390,000
     520,300   Medtronic, Inc. ................................       27,705,975
      36,600 * St Jude Medical, Inc. ..........................        2,179,988
                                                                  --------------
                                                                     148,314,857
                                                                  --------------
               HOUSEHOLD PRODUCTS - 1.97%
     122,900 * Bed Bath & Beyond, Inc. ........................        2,557,856
     102,000   Clorox Co. .....................................        4,558,125
     249,600   Colgate-Palmolive Co. ..........................       14,664,000
     171,800   Minnesota Mining & Mfg. Co. ....................       17,158,525
     116,000   Newell Rubbermaid, Inc. ........................        2,254,750
     568,000   Procter & Gamble Co. ...........................       42,529,000
      25,200   Tupperware Corp. ...............................          459,900
     248,400   Unilever NV.....................................       15,416,325
                                                                  --------------
                                                                      99,598,481
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - 0.54%
      67,900 * Comverse Technology, Inc. .....................   $    5,852,131
     406,600   JDS Uniphase Corp. ............................       20,355,413
     118,400 * Parametric Technology Corp. ...................        1,317,200
                                                                 --------------
                                                                     27,524,744
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               4.56%
     107,400 * BMC Software, Inc. ............................        1,859,363
      96,600 * Broadcom Corp. ................................        9,418,500
      80,700 * Citrix Systems, Inc. ..........................        1,921,669
   2,285,400 * Microsoft Corp. ...............................      131,124,825
   2,444,900 * Oracle Corp. ..................................       64,789,850
     121,600 * Peoplesoft, Inc. ..............................        4,043,200
       6,410 * Synavant Inc. .................................           24,839
     174,700 * Veritas Software Corp. ........................       17,044,169
                                                                 --------------
                                                                    230,226,415
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER HARDWARE -
               1.94%
      43,200 * Adaptec, Inc. .................................          472,500
     141,200 * Apple Computer, Inc. ..........................        2,329,800
     738,400   Compaq Computer Corp. .........................       15,875,600
   1,123,500 * Dell Computer Corp. ...........................       21,627,375
     140,000 * Gateway, Inc. .................................        2,660,000
      55,500 * Lexmark International Group....................        2,553,000
     689,100 * Sun Microsystems, Inc. ........................       52,414,669
                                                                 --------------
                                                                     97,932,944
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER SERVICES -
               1.77%
   1,002,700 * America Online, Inc. ..........................       40,719,647
     272,400   Automatic Data Processing Inc. ................       17,978,400
      63,200 * Ceridian Corp. ................................        1,449,650
     202,700   Electronic Data Systems Corp. .................       10,730,431
     176,100   First Data Corp. ..............................        9,014,119
     161,700   Paychex, Inc. .................................        9,398,813
                                                                 --------------
                                                                     89,291,060
                                                                 --------------
               INFORMATION PROCESSING - CONSUMER SOFTWARE -
               0.05%
     120,800 * BroadVision Inc. ..............................        2,733,100
                                                                 --------------

--------------------------------------------------------------------------------

 8                                               November 30, 2000
      AG STOCK INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - DATA SERVICES - 4.79%
           1 * A.C. Nielson....................................   $           23
     104,100   Adobe Systems Inc. .............................        6,597,338
      25,100   Autodesk, Inc. .................................          647,894
     315,400 * Cendant Corp. ..................................        2,897,738
     256,700   Computer Associates Int'l. .....................        6,706,288
      73,200 * Computer Sciences Corp. ........................        4,991,325
     158,600 * Compuware Corp. ................................        1,090,374
     946,800 * EMC Corp. ......................................       70,418,250
     866,100   Hewlett Packard Co. ............................       27,390,413
     764,700   International Business
               Machine Corp. ..................................       71,499,450
      34,800 * Mercury Interactive Corp. ......................        2,342,475
      41,800 * NCR Corp. ......................................        1,975,050
     135,800 * Network Appliance, Inc. ........................        6,705,125
     141,100 * Novell, Inc. ...................................          749,593
     111,000   Pitney Bowes, Inc. .............................        3,225,938
      51,700 * Sapient Corp. ..................................          914,443
     181,000 * Siebel Systems, Inc. ...........................       12,647,375
     276,800 * Solectron Corp. ................................        7,888,800
     136,000 * Unisys Corp. ...................................        1,657,500
     289,600   Xerox Corp. ....................................        2,009,100
     238,700 * Yahoo!, Inc. ...................................        9,458,487
                                                                  --------------
                                                                     241,812,979
                                                                  --------------
               INFORMATION PROCESSING - NETWORKING - 2.92%
   3,081,800 * Cisco Systems, Inc. ............................      147,541,175
                                                                  --------------
               INSURANCE - CASUALTY - 0.31%
      76,000   Chubb Corp. ....................................        6,194,000
      31,900   Progressive Corp. ..............................        2,984,644
      55,500   SAFECO Corp. ...................................        1,488,094
      97,100   St. Paul Companies, Inc. .......................        4,867,137
                                                                  --------------
                                                                      15,533,875
                                                                  --------------
               INSURANCE - LIFE - 0.28%
      61,500   Aetna, Inc. ....................................        4,139,719
     141,300   Conseco, Inc. ..................................        1,015,594
      44,900   Jefferson-Pilot Corp. ..........................        3,064,425
      83,000   Lincoln National Corp. .........................        3,750,563
      55,500   Torchmark Corp. ................................        2,109,000
                                                                  --------------
                                                                      14,079,301
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - MISCELLANEOUS - 0.12%
      42,800   MBIA, Inc. .....................................   $    2,947,850
      46,300   MGIC Investment Corp. ..........................        2,916,900
                                                                  --------------
                                                                       5,864,750
                                                                  --------------
               INSURANCE - MULTILINE - 3.11%
     115,400   AFLAC, Inc. ....................................        8,121,275
     318,900   Allstate Corp. .................................       12,197,925
   1,017,893   American International Group Inc. ..............       98,672,003
     110,900   Aon Corp. ......................................        3,444,831
      68,500   CIGNA Corp. ....................................        9,024,875
      70,000   Cincinnati Financial Corp. .....................        2,559,375
      97,600   Hartford Financial Services
               Group Inc. .....................................        6,905,200
     118,000   Marsh & McLennan
               Companies Inc. .................................       13,584,750
     104,700   Unum Provident Corp. ...........................        2,826,900
                                                                  --------------
                                                                     157,337,134
                                                                  --------------
               LEISURE TIME - 0.05%
      38,000   Brunswick Corp. ................................          653,125
      56,200 * Sabre Holdings Corp. ...........................        2,005,638
                                                                  --------------
                                                                       2,658,763
                                                                  --------------
               LODGING - 0.17%
     160,100   Hilton Hotels Corp. ............................        1,500,938
     104,400   Marriott International, Inc. ...................        4,326,075
      84,000   Starwood Hotels & Resorts.......................        2,688,000
                                                                  --------------
                                                                       8,515,013
                                                                  --------------
               MACHINERY - AGRICULTURE - 0.08%
     102,000   Deere & Co. ....................................        4,150,125
                                                                  --------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.23%
     120,800 * Calpine Corp. ..................................        4,288,400
     150,200   Caterpillar, Inc. ..............................        5,904,738
      33,000   Fluor Corp. ....................................        1,204,500
                                                                  --------------
                                                                      11,397,638
                                                                  --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 0.42%
       9,500   Briggs & Stratton Corp. ........................          352,688
      40,600   Cooper Industries, Inc. ........................        1,656,988

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - (Continued)
      88,300   Dover Corp. ....................................   $    3,614,781
     131,200   Illinois Tool Works, Inc. ......................        7,388,200
      70,100   Ingersoll-Rand Co. .............................        2,821,525
      37,400   Johnson Controls, Inc. .........................        2,061,675
      53,700   Pall Corp. .....................................        1,070,644
      48,700   Parker Hannifin Corp. ..........................        1,884,081
      26,400   Timken Co. .....................................          354,750
                                                                  --------------
                                                                      21,205,332
                                                                  --------------
               MEDICAL TECHNOLOGY - 0.30%
     133,400 * Guidant Corp. ..................................        7,195,263
      90,600   PE Corp. - PE Biosystems Group..................        7,882,200
                                                                  --------------
                                                                      15,077,463
                                                                  --------------
               MERCHANDISE - DRUG - 0.68%
     169,800   CVS Corp. ......................................        9,657,375
      16,600   Longs Drug Stores Corp. ........................          329,925
      91,200 * Medimmune, Inc. ................................        4,850,700
     438,700   Walgreen Co. ...................................       19,549,569
                                                                  --------------
                                                                      34,387,569
                                                                  --------------
               MERCHANDISE - SPECIALTY - 1.77%
      28,100   American Greetings Corp., Class A...............          258,169
      89,900 * Best Buy Co., Inc. .............................        2,314,925
      89,300   Circuit City Stores, Inc. ......................        1,132,994
      48,400 * Consolidated Stores Corp. ......................          414,425
     194,200 * Costco Wholesale Corp. .........................        6,335,775
     142,800   Dollar General Corp. ...........................        2,043,825
      68,200   Fortune Brands, Inc. ...........................        1,969,275
     369,200   Gap, Inc. ......................................        9,206,925
   1,005,800   Home Depot, Inc. ...............................       39,414,788
     143,200 * Kohls Corp. ....................................        7,670,150
     187,500   Limited, Inc. ..................................        3,644,531
      56,700   Nordstrom, Inc. ................................          910,744
     132,900 * Office Depot, Inc. .............................          880,463
      80,700   Radio Shack Corp. ..............................        3,782,813
     197,300 * Staples, Inc. ..................................        2,367,600
      63,200   Tiffany & Co. ..................................        2,160,650
     127,200   TJX Companies, Inc. ............................        3,259,500
      88,100 * Toys R Us Inc. .................................        1,668,394
                                                                  --------------
                                                                      89,435,946
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                               9
      AG STOCK INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING -
               DEPARTMENT - 0.37%
      40,800   Dillards, Inc., Class A.........................   $      448,800
      90,400 * Federated Dept. Stores, Inc. ...................        2,757,200
     128,800   May Dept. Stores Co. ...........................        3,614,450
     395,200   Target Corp. ...................................       11,880,700
                                                                  --------------
                                                                      18,701,150
                                                                  --------------
               MERCHANDISING - FOOD - 0.74%
     183,900   Albertsons, Inc. ...............................        4,700,944
     358,700 * Kroger Co. .....................................        9,505,550
     216,000 * Safeway Inc. ...................................       12,730,500
      57,600   Supervalu, Inc. ................................        1,044,000
     144,700   SYSCO Corp. ....................................        7,994,675
      61,300   Winn-Dixie Stores, Inc. ........................        1,325,613
                                                                  --------------
                                                                      37,301,282
                                                                  --------------
               MERCHANDISING - MASS - 2.14%
     113,700   J.C. Penney Co., Inc. ..........................        1,094,363
     208,600 * KMart Corp. ....................................        1,147,300
     149,000   Sears Roebuck and Co. ..........................        4,833,560
   1,939,700   Wal-Mart Stores, Inc. ..........................      101,228,094
                                                                  --------------
                                                                     108,303,317
                                                                  --------------
               METALS - ALUMINUM - 0.30%
     145,700   Alcan Aluminium Ltd. ...........................        4,425,638
     376,200   Alcoa, Inc. ....................................       10,604,138
                                                                  --------------
                                                                      15,029,776
                                                                  --------------
               METALS - COPPER - 0.06%
      73,200   Newmont Mining Corp. ...........................        1,143,750
      34,300   Phelps Dodge Corp. .............................        1,684,988
                                                                  --------------
                                                                       2,828,738
                                                                  --------------
               METALS - MISCELLANEOUS - 0.05%
      55,600   Engelhard Corp. ................................        1,094,625
      66,500 * Freeport-McMoRan Copper & Gold Inc., Class B....          536,156
      79,000 * Inco Ltd. ......................................        1,135,625
                                                                  --------------
                                                                       2,766,406
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               METALS - STEEL - 0.06%
      35,400   Allegheny Technologies, Inc. ...................   $      703,575
      57,600 * Bethlehem Steel Corp. ..........................          129,600
      35,300   Nucor Corp. ....................................        1,226,675
      38,700   USX-US Steel Group, Inc. .......................          551,475
      37,300   Worthington Industries, Inc. ...................          342,694
                                                                  --------------
                                                                       2,954,019
                                                                  --------------
               MISCELLANEOUS - 0.20%
     196,800 * Agilent Technologies Inc. ......................       10,270,500
                                                                  --------------
               MULTIMEDIA - 0.01%
      22,100   Meredith Corp. .................................          678,194
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.26%
      93,300   Coastal Corp. ..................................        6,834,225
     101,000   El Paso Energy Corp. ...........................        6,066,313
                                                                  --------------
                                                                      12,900,538
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 0.70%
      39,300   Amerada Hess Corp. .............................        2,407,125
      30,500   Ashland Oil, Inc. ..............................          956,938
      93,800   Burlington Resources, Inc. .....................        3,828,213
      50,600   EOG RESOURCES INC. .............................        2,147,338
     270,500   Conoco, Inc., Class B...........................        6,779,406
      41,100   Kerr-McGee Corp. ...............................        2,499,394
     160,300   Occidental Petroleum Corp. .....................        3,466,488
     110,800   Phillips Petroleum Co. .........................        6,260,200
     135,600   USX-Marathon Group..............................        3,576,450
     105,600   Unocal Corp. ...................................        3,603,600
                                                                  --------------
                                                                      35,525,152
                                                                  --------------
               OIL - INTEGRATED
               INTERNATIONAL - 4.47%
     283,500   Chevron Corp. ..................................       23,211,562
   1,513,000   Exxon Mobil Corp. ..............................      133,144,000
     931,200   Royal Dutch Petroleum Co. ......................       55,581,000
     239,500   Texaco, Inc. ...................................       13,905,969
                                                                  --------------
                                                                     225,842,531
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 0.12%
     134,500   Dynegy Inc. ....................................        5,951,625
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL - SERVICES - 0.65%
     143,700   Baker Hughes, Inc. .............................   $    4,751,081
      55,500   Devon Energy Corp. .............................        2,733,375
     193,600   Halliburton Co. ................................        6,461,400
      26,200   McDermott International, Inc. ..................          235,800
      61,300 * Nabors Industries, Inc. ........................        2,693,522
      41,100 * Rowan Companies, Inc. ..........................          816,863
     247,700   Schlumberger, Ltd. .............................       15,357,400
                                                                  --------------
                                                                      33,049,441
                                                                  --------------
               OIL/GAS PRODUCERS - 0.27%
     105,704   Anadarko Petroleum Corp. .......................        6,289,388
      53,200   Apache Corp. ...................................        2,779,700
      91,600   Transocean Sedco Forex Inc .....................        3,652,550
      37,900   Sunoco, Inc. ...................................        1,051,725
                                                                  --------------
                                                                      13,773,363
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.77%
      48,500   Avery Dennison Corp. ...........................        2,667,500
      25,000   Boise Cascade Corp. ............................          721,875
      97,732   Georgia-Pacific Corp. ..........................        2,461,615
     210,000   International Paper Co. ........................        7,113,750
     233,900   Kimberly-Clark Corp. ...........................       16,358,381
      45,400   Louisiana Pacific Corp. ........................          320,638
      44,700   Mead Corp. .....................................        1,181,756
      12,400   Potlatch Corp. .................................          388,275
      43,800   Westvaco Corp. .................................        1,207,238
      95,800   Weyerhaeuser Co. ...............................        4,191,250
      47,500   Willamette Industries, Inc. ....................        2,333,438
                                                                  --------------
                                                                      38,945,716
                                                                  --------------
               PHOTOGRAPHY - 0.11%
     133,800   Eastman Kodak Co. ..............................        5,619,600
      19,700   Polaroid Corp. .................................          147,750
                                                                  --------------
                                                                       5,767,350
                                                                  --------------
               POLLUTION CONTROL - 0.15%
      85,600 * Allied Waste Industries, Inc. ..................        1,053,950
     270,000   Waste Management, Inc. .........................        6,463,125
                                                                  --------------
                                                                       7,517,075
                                                                  --------------

--------------------------------------------------------------------------------

 10                                              November 30, 2000
      AG STOCK INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PUBLISHING - NEWS - 0.35%
      38,100   Dow Jones & Co., Inc. ..........................   $    2,155,031
     114,700   Gannett Co., Inc. ..............................        6,150,788
      33,000   Knight-Ridder, Inc. ............................        1,697,438
      72,700   New York Times Co., Class A.....................        2,567,219
     134,000   Tribune Co. ....................................        4,958,000
                                                                  --------------
                                                                      17,528,476
                                                                  --------------
               PUBLISHING/PRINTING - 0.20%
      31,500   Deluxe Corp. ...................................          734,344
      53,100   R. R. Donnelley and Sons Co. ...................        1,188,113
      70,500   Moody's Corp. ..................................        1,828,594
      31,900   Harcourt General, Inc. .........................        1,762,156
      84,700   McGraw-Hill, Inc. ..............................        4,499,688
                                                                  --------------
                                                                      10,012,895
                                                                  --------------
               RAILROAD - 0.28%
     175,600   Burlington Northern Santa Fe Corp. .............        4,444,875
      95,200   CSX Corp. ......................................        2,469,250
     166,500   Norfolk Southern Corp. .........................        2,393,438
     107,800   Union Pacific Corp. ............................        5,012,700
                                                                  --------------
                                                                      14,320,263
                                                                  --------------
               RESTAURANTS - 0.53%
      53,200   Darden Restaurants, Inc. .......................        1,403,150
     573,600   McDonald's Corp. ...............................       18,283,500
      81,300 * Starbucks Corp. ................................        3,704,231
      63,500 * Tricon Global Restaurants Inc. .................        2,286,000
      49,500   Wendy's International, Inc. ....................        1,330,313
                                                                  --------------
                                                                      27,007,194
                                                                  --------------
               SAVINGS & LOAN - 0.33%
      91,325   Charter One Financial Inc. .....................        2,191,800
      68,700   Golden West Financial Corp. ....................        4,023,244
     234,200   Washington Mutual, Inc. ........................       10,641,463
                                                                  --------------
                                                                      16,856,507
                                                                  --------------
               SECURITIES RELATED - 1.75%
      46,800   Bear Stearns Co. Inc. ..........................        2,149,875
     599,600   Charles Schwab Corp. ...........................       16,601,425
     105,900   Franklin Resources, Inc. .......................        3,834,639
      69,200   J. P. Morgan & Co., Inc. .......................        9,329,025
     105,700   Lehman Brothers Holdings, Inc. .................        5,238,756
     348,900   Merrill Lynch & Co., Inc. ......................       20,192,588
     488,600   Morgan Stanley Dean Witter & Co. ...............       30,965,025
                                                                  --------------
                                                                      88,311,333
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - 4.10%
     135,400 * Advanced Micro Devices, Inc. ...................   $    2,064,850
     173,300 * Altera Corp. ...................................        4,148,369
     154,300 * Analog Devices, Inc. ...........................        7,657,138
      99,100 * Conexant Systems Inc. ..........................        2,012,969
   2,915,700   Intel Corp. ....................................      110,978,831
     135,200   Linear Technology Corp. ........................        6,396,650
     134,800 * LSI Logic Corp. ................................        2,426,400
     122,900 * Maxim Integrated Products Inc. .................        6,267,900
     245,400 * Micron Technology, Inc. ........................        7,730,100
     946,900   Motorola, Inc. .................................       18,997,181
      77,300 * National Semiconductor Corp. ...................        1,434,881
      80,500   Rockwell International Corp. ...................        3,240,125
     750,800   Texas Instruments, Inc. ........................       28,014,225
     142,800 * Xilinx, Inc. ...................................        5,569,200
                                                                  --------------
                                                                     206,938,819
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.36%
     352,400 * Applied Materials, Inc. ........................       14,250,175
      80,900 * KLA-Tencor Corp. ...............................        2,224,750
      57,000 * Novellus Systems, Inc. .........................        1,478,438
                                                                  --------------
                                                                      17,953,363
                                                                  --------------
               TELECOMMUNICATIONS - 5.80%
     335,500   ADC Telecommunications, Inc. ...................        6,772,905
     137,100   Alltel Corp. ...................................        8,397,375
      35,300 * Andrew Corp. ...................................          642,019
   1,631,300   AT&T Corp. .....................................       32,014,260
     121,000 * Avaya Inc. .....................................        1,414,187
      61,200   CenturyTel, Inc. ...............................        2,153,475
     382,500 * Global Crossing Ltd. ...........................        4,733,438
   1,450,300   Lucent Technologies, Inc. ......................       22,570,290
     330,800 * Nextel Communications, Inc., Class A............       10,254,800
   1,297,200   Nortel Networks Corp. ..........................       48,969,300
     323,600 * QUALCOMM, Inc. .................................       25,968,900
     721,501 * Qwest Communications International..............       27,236,660
      65,900 * Sanmina Corp. ..................................        5,024,875
      69,300   Scientific-Atlanta, Inc. .......................        2,797,988
     178,100 * Tellabs, Inc. ..................................        9,439,300
   1,180,352   Verizon Communications..........................       66,321,028
   1,247,500 * Worldcom, Inc. .................................       18,634,530
                                                                  --------------
                                                                     293,345,330
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TEXTILE - PRODUCTS - 0.04%
      14,200   Russell Corp. ..................................   $      236,963
       7,900   Springs Industries, Inc., Class A...............          215,275
      49,900   V. F. Corp. ....................................        1,344,181
                                                                  --------------
                                                                       1,796,419
                                                                  --------------
               TOBACCO - 0.76%
     978,000   Philip Morris Companies, Inc. ..................       37,347,375
      70,700   UST Inc. .......................................        1,679,125
                                                                  --------------
                                                                      39,026,500
                                                                  --------------
               UTILITIES - COMMUNICATION - 2.63%
     813,800   BellSouth Corp. ................................       34,027,013
   1,472,100   SBC Communications, Inc. .......................       80,873,494
     384,200   Sprint Corp., FON Group.........................        8,836,600
     403,200 * Sprint Corp., PCS Group.........................        9,147,600
                                                                  --------------
                                                                     132,884,707
                                                                  --------------
               UTILITIES - ELECTRIC - 2.40%
     198,400 * AES Corp. ......................................       10,292,000
      59,700   Ameren Corp. ...................................        2,649,188
     139,960   American Electric Power, Inc. ..................        6,438,160
      91,100   C P & L Energy Inc. ............................        3,917,300
      69,100   Cinergy Corp. ..................................        2,206,880
      52,300   CMS Energy Corp. ...............................        1,454,594
      92,100   Consolidated Edison, Inc. ......................        3,430,725
      65,200   Constellation Energy Group Inc. ................        2,652,825
     103,500   Dominion Resources, Inc. .......................        6,210,000
      62,100   DTE Energy Co. .................................        2,355,919
     159,900   Duke Energy Corp. ..............................       14,381,000
     141,600   Edison International Inc. ......................        3,247,950
      97,000   Entergy Corp. ..................................        3,989,125
     140,637   Exelon Corp. ...................................        9,317,200
      99,400   FirstEnergy Corp. ..............................        2,932,300
      77,300   FPL Group, Inc. ................................        5,121,125
      52,800   GPU, Inc. ......................................        1,857,900
      69,800 * Niagara Mohawk Holdings, Inc. ..................        1,147,338
      85,100   Nisource, Inc. .................................        2,186,005
     167,600   PG&E Corp. .....................................        4,598,525
      36,900   Pinnacle West Capital Corp. ....................        1,718,156
      63,000   PPL Corp. ......................................        2,630,250
      93,300   Public Service Enterprise Group, Inc. ..........        3,988,575
     127,800   Reliant Energy, Inc. ...........................        5,016,150
     281,700   Southern Co. ...................................        8,891,155
     114,900   TXU Corp. ......................................        4,588,819
     147,420   Xcel States Power-Mines.........................        4,017,195
                                                                  --------------
                                                                     121,236,359
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              11
      AG STOCK INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
             UTILITIES -
             GAS, DISTRIBUTION - 0.10%
      58,400 Keyspan Corp. ....................................   $    2,226,500
      20,100 NICOR, Inc. ......................................          775,105
      62,900 Tosco Corp. ......................................        1,804,444
                                                                  --------------
                                                                       4,806,049
                                                                  --------------
             UTILITIES - GAS, PIPELINE - 0.61%
     321,000 Enron Corp. ......................................       20,784,750
      12,800 ONEOK, Inc. ......................................          522,400
      15,400 Peoples Energy Corp. .............................          633,325
      88,800 Sempra Energy.....................................        2,170,050
     192,400 Williams Companies, Inc. .........................        6,806,150
                                                                  --------------
                                                                      30,916,675
                                                                  --------------
             TOTAL COMMON STOCK
             (Cost $2,822,155,914).............................    5,036,369,317
                                                                  --------------
     PAR
    VALUE
 -----------
             SHORT-TERM INVESTMENTS - 0.22%
             CERTIFICATE OF DEPOSITS - 0.00%
 $   174,000 State Street Bank Co.,
              6.00% due 05/03/01...............................          174,000
                                                                  --------------
             CORPORATE COMMERCIAL PAPER - 0.19%
   9,535,000 Cooper Industries, Inc.,
              6.59% due 12/01/00...............................        9,535,000
                                                                  --------------
             U. S. GOVERNMENT - 0.03%
   1,300,000 U. S. Treasury Bills,
              6.02% due 12/07/00...............................        1,298,683
                                                                  --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $11,007,683)................................       11,007,683
                                                                  --------------
             TOTAL INVESTMENTS
             (Cost $2,833,163,597) - 99.90%....................    5,047,377,000
                                                                  --------------
             Other assets and liabilities - 0.10%..............        5,091,940
                                                                  --------------
             NET ASSETS - 100.00%..............................   $5,052,468,940
                                                                  --------------

     * Non-income producing

                                                                    UNREALIZED
CONTRACTS                                                          DEPRECIATION

-------------------------------------------------------------------------------
    FUTURES CONTRACTS PURCHASED(1)
    (Delivery month/Value at 11/30/00)
 42(2)  S&P 500 Index Futures
        (December/$1,322).........................................  $ (968,850)
                                                                    ----------

(1) U.S. Treasury Bills with a market value of approximately $1,300,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 250.

--------------------------------------------------------------------------------

 12                                              November 30, 2000
                        AG MIDCAP INDEX FUND (Unaudited)
      -------------------------------------------------------------------------
                             Average Annual Total Return

    6 Months            1 Year                     5 Years                     Since Inception*
-----------------------------------------------------------------------------------------------
     1.13%              14.82%                     18.25%                           16.47%

* October 1, 1991


[CHART APPEARS HERE]

MANAGEMENT OVERVIEW
A discussion with portfolio manager
Magali Azema-Barac, PhD, AGA

The AG Mid Cap Index Fund performance for the six months ending
November 30, 2000 returned 1.13% compared to the S&P 400 index return of 1.64%.

The investment objective is to invest in a diversified portfolio of common stocks that, as a group, are expected to provide investment results that closely correspond with the performance of the S&P Midcap 400 Index. However, one cannot invest directly in the Index and the Index does not have expenses related to running a fund.

The mid capitalization sector performed strongly throughout the six months especially compared to its large and small capitalization counterpart.

                                Top 10 Holdings


   1. Stryker Corp. ...........  1.18%
   2. Millennium
      Pharmaceuticals, Inc. ...  1.09%
   3. Concord EFS, Inc. .......  1.05%
   4. Intuit, Inc. ............  1.05%
   5. DST Systems, Inc. .......  1.01%
   6. Cintas Corp. ............  0.96%
   7. IDEC Pharmaceuticals
      Corp. ...................  0.93%
   8. Waters Corp. ............  0.93%
   9. Vitesse Semiconductor
      Corp. ...................  0.88%
  10. Genzyme-Molecular
      Oncology.................  0.86%

 Portfolio holdings are subject to change.


--------------------------------------------------------------------------------

 November 30, 2000                                              13
            AG MIDCAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 96.33%
               ADVERTISING - 0.85%
      59,200 * Catalina Marketing Corp. .......................   $    2,349,500
      72,600   Harte-Hanks Communications......................        1,647,113
      53,500   True North Communications Inc. .................        1,909,281
     120,000 * Westwood One, Inc. .............................        2,197,500
                                                                  --------------
                                                                       8,103,394
                                                                  --------------
               AEROSPACE/DEFENSE - 0.76%
     155,200 * SCI Systems, Inc. ..............................        4,161,300
      11,100 * Sequa Corp., Class A............................          498,806
      41,000   Teleflex, Inc. .................................        1,624,625
      57,500 * Titan Corp. ....................................          902,032
                                                                  --------------
                                                                       7,186,763
                                                                  --------------
               AIRLINES - 0.23%
      28,300 * Alaska Air Group, Inc. .........................          790,631
      40,900 * Atlas Air, Inc. ................................        1,421,275
                                                                  --------------
                                                                       2,211,906
                                                                  --------------
               APPAREL & PRODUCTS - 1.79%
     108,000 * Abercrombie and Fitch Co. ......................        2,254,500
      50,000 * American Eagle Outfitters, Inc. ................        2,203,125
     179,500 * Cintas Corp. ...................................        9,143,281
      54,900   Claire's Stores, Inc. ..........................        1,019,081
      32,500 * Land's End, Inc. ...............................          811,200
      89,000   Ross Stores, Inc. ..............................        1,368,376
      56,400   Warnaco Group, Inc., Class A....................          133,950
                                                                  --------------
                                                                      16,933,513
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.41%
      53,200 * Furniture Brands International, Inc. ...........          841,225
      84,300   Herman Miller, Inc. ............................        1,991,588
      42,000   Lancaster Colony Corp. .........................        1,089,375
                                                                  --------------
                                                                       3,922,188
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.73%
      76,050   ArvinMeritor, Inc. .............................        1,002,909
      32,400   Carlisle Companies, Inc. .......................        1,370,925
      48,600   Donaldson Co., Inc. ............................        1,208,925
      70,900 * Lear Corp. .....................................        1,550,938
      31,400   Modine Manufacturing Co. .......................          857,613
      27,700   Superior Industries International, Inc. ........          943,531
                                                                  --------------
                                                                       6,934,841
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - REPLACEMENT PARTS - 0.46%
      32,100   Kaydon Corp. ...................................   $      730,275
      33,900 * SPX Corp. ......................................        3,587,044
                                                                  --------------
                                                                       4,317,319
                                                                  --------------
               BANKS - OTHER - 0.54%
     139,000   First Tennessee National Corp. .................        3,509,750
     242,200   Sovereign Bancorp, Inc. ........................        1,649,988
                                                                  --------------
                                                                       5,159,738
                                                                  --------------
               BANKS - REGIONAL - 6.49%
      73,440   Associated Banc-Corp. ..........................        1,822,230
     155,000   Banknorth Group Inc. ...........................        2,974,062
      51,100   City National Corp. ............................        1,689,494
     129,600   Compass Bancshares, Inc. .......................        2,559,600
      49,500   First Virginia Banks, Inc. .....................        2,143,969
      94,700   FirstMerit Corp. ...............................        2,272,800
      42,600   Greater Bay Bancorp.............................        1,413,787
     109,300   GreenPoint Financial Corp. .....................        3,319,988
     170,400   Hibernia Corp., Class A.........................        2,034,150
      98,400   M&T Bank Corp. .................................        5,388,384
     111,500   Marshall & Ilsley Corp. ........................        4,752,688
      75,400   Mercantile Bankshares Corp. ....................        2,893,475
     217,825   National Commerce Bancorp. .....................        4,792,150
     186,600   North Fork Bancorporation Inc. .................        3,953,587
      85,100   Pacific Century Financial Corp. ................        1,265,863
      52,200   Provident Financial Group, Inc. ................        1,647,562
      69,400   Roslyn Bancorp, Inc. ...........................        1,635,238
      52,500 * Silicon Valley Bancshares.......................        1,811,250
      86,000   TCF Financial Corp. ............................        3,499,125
      56,900   Webster Financial Corp. ........................        1,326,480
      38,600   Westamerica Bankcorporation.....................        1,314,813
      34,600   Wilmington Trust Corp. .........................        1,933,275
      93,100   Zions Bancorporation............................        5,085,588
                                                                  --------------
                                                                      61,529,558
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 0.27%
     167,700 * Whitman Corp. ..................................        2,515,500
                                                                  --------------
               BROADCASTING - 1.76%
     126,200   A.H. Belo Corp. ................................        2,145,400
      37,403 * Chris-Craft Industries, Inc. ...................        2,501,326
      49,700 * Emmis Communications Corp.,
               Class A.........................................        1,171,056
     116,700 * Hispanic Broadcasting Corp., Class A............        3,150,900
     220,900 * Univision Communications, Inc. .................        7,731,500
                                                                  --------------
                                                                      16,700,182
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BUILDING MATERIALS - 0.84%
      40,700 * Fastenal Co. ...................................   $    2,508,138
      64,500   Hon Industries, Inc. ...........................        1,568,156
      50,100   Martin Marietta Materials, Inc. ................        1,972,938
     112,800   RPM, Inc. ......................................        1,057,500
      47,600   USG Corp. ......................................          871,675
                                                                  --------------
                                                                       7,978,407
                                                                  --------------
               CHEMICAL - MAJOR - 0.37%
      49,100   Albemarle Corp. ................................        1,083,269
      28,000   Borg Warner, Inc. ..............................        1,025,500
     114,100   Solutia, Inc. ..................................        1,440,512
                                                                  --------------
                                                                       3,549,281
                                                                  --------------
               CHEMICAL - MISCELLANEOUS - 1.31%
      71,000 * Airgas, Inc. ...................................          532,500
      26,045 * Cabot Microelectronics Corp. ...................          957,154
     122,100   CK Witco Corp. .................................        1,068,375
      43,400 * Cytec Industries, Inc. .........................        1,500,013
      37,100   Ferro Corp. ....................................          769,825
      15,100   H.B. Fuller Co. ................................          515,288
      56,800   Lubrizol Corp. .................................        1,224,750
     126,000   Lyondell Chemical Co. ..........................        1,701,000
      21,900   Minerals Technologies, Inc. ....................          739,125
       5,700   NCH Corp. ......................................          227,288
      48,300   Olin Corp. .....................................          836,192
      32,200   Rollins, Inc. ..................................          674,188
      31,600   Schulman, A., Inc. .............................          381,175
      45,700   Valspar Corp. ..................................        1,263,605
                                                                  --------------
                                                                      12,390,478
                                                                  --------------
               CONGLOMERATES - 0.89%
      43,300   Alexander & Baldwin, Inc. ......................        1,152,863
     101,700   Dial Corp. .....................................        1,194,975
      48,400 * Litton Industries, Inc. ........................        2,925,174
       7,200 * MAXXAM, Inc. ...................................          109,350
      53,200 * Ogden Corp. ....................................          761,425
     100,500   Viad Corp. .....................................        2,280,094
                                                                  --------------
                                                                       8,423,881
                                                                  --------------
               CONSUMER FINANCE - 0.54%
      57,000   SEI Investments Co. ............................        5,076,562
                                                                  --------------

--------------------------------------------------------------------------------

 14                                              November 30, 2000
      AG MIDCAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CONTAINERS - PAPER - 0.19%
     106,600   Sonoco Products Co. ............................   $    1,838,850
                                                                  --------------
               DRUGS - 6.17%
      56,400 * AmeriSource Health Corp., Class A...............        2,777,700
     144,400   Bergen Brunswig Corp., Class A..................        2,175,025
      48,400   Carter-Wallace, Inc. ...........................        1,455,025
      61,400 * Covance, Inc. ..................................          648,538
      92,500 * Genzyme-Molecular Oncology......................        8,122,656
      85,100   ICN Pharmaceuticals, Inc. ......................        2,866,806
      50,800 * IDEC Pharmaceuticals Corp. .....................        8,842,375
      68,600 * Incyte Genomics, Inc. ..........................        1,817,900
     170,000 * IVAX Corp. .....................................        6,981,900
     212,500 * Millennium Pharmaceuticals, Inc. ...............       10,319,531
     133,700   Mylan Laboratories, Inc. .......................        3,200,444
      78,500 * Sepracor, Inc. .................................        5,735,406
      63,000 * Vertex Pharmaceuticals, Inc. ...................        3,520,125
                                                                  --------------
                                                                      58,463,431
                                                                  --------------
               ELECTRICAL EQUIPMENT - 0.04%
      40,700 * Antec Corp. ....................................          333,231
                                                                  --------------
               ELECTRONIC EQUIPMENT - 0.48%
      34,300   AMETEK, Inc. ...................................          780,325
      65,000   Hubbell, Inc., Class B..........................        1,681,875
      92,400 * Kemet Corp. ....................................        1,617,000
      48,300 * UCAR International, Inc. .......................          467,906
                                                                  --------------
                                                                       4,547,106
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 4.31%
     104,900 * Arrow Electronics, Inc. ........................        2,511,044
      54,900 * Commscope, Inc. ................................          929,869
     228,000 * Concord EFS, Inc. ..............................        9,946,500
      28,700 * DSP Group, Inc. Com.............................          692,388
      38,000 * Imation Corp. ..................................          603,250
     106,000 * Lattice Semiconductor Corp. ....................        1,762,250
      24,900 * MagnaTek, Inc. .................................          320,588
      55,500   Pittston Brink's Group..........................          839,438
      45,500 * Sawtek, Inc. ...................................        2,340,406
      69,900 * Semtech Corp. ..................................        1,533,430
      82,600 * Sensormatic Electronics Corp. ..................        1,476,475
     156,400   Symbol Technologies, Inc. ......................        6,265,775
     148,000 * Vishay Intertechnology, Inc. ...................        2,793,500
     137,100 * Waters Corp. ...................................        8,817,243
                                                                  --------------
                                                                      40,832,156
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ENTERTAINMENT - 0.48%
      37,200 * GTECH Holdings Corp. ...........................   $      706,800
      56,900 * International Speedway Corp. ...................        2,133,750
      83,700 * Mandalay Resort Group...........................        1,668,769
                                                                  --------------
                                                                       4,509,319
                                                                  --------------
               FERTILIZERS - 0.15%
     123,000   IMC Global, Inc. ...............................        1,460,624
                                                                  --------------
               FOODS - 2.25%
      38,000   Dean Foods Co. .................................        1,054,500
      59,900   Dole Food Co., Inc. ............................          778,700
      30,200   Dreyer's Grand Ice Cream, Inc. .................          830,500
     107,200   Flowers Industries, Inc. .......................        1,742,000
     150,400   Hormel Foods Corp. .............................        2,820,000
     113,200   IBP, Inc. ......................................        2,539,925
      70,600   Interstate Bakeries Corp. ......................        1,076,650
      31,000   Lance, Inc. ....................................          317,750
      73,300   McCormick & Co., Inc. ..........................        2,730,425
      52,300   Sensient Technologies Corp. ....................        1,176,750
      25,800   Smucker, J.M. Co. ..............................          620,813
      29,900 * Suiza Foods Corp. ..............................        1,291,306
      40,500   Trinity Industries, Inc. .......................        1,004,906
     241,300   Tyson Foods, Inc., Class A......................        3,378,200
                                                                  --------------
                                                                      21,362,425
                                                                  --------------
               FINANCIAL SERVICES - 1.22%
      56,800   Allamerica Financial Corp. .....................        3,525,150
      33,300 * Investment Technology Group.....................        1,007,325
      27,400 * NCO Group, Inc. ................................          708,975
      52,900   Neuberger Berman, Inc. .........................        3,521,156
      88,100   Waddell & Reed Financial, Inc. .................        2,786,163
                                                                  --------------
                                                                      11,548,769
                                                                  --------------
               FOOTWEAR - 0.17%
      23,800 * Payless ShoeSource, Inc. .......................        1,588,650
                                                                  --------------
               FREIGHT - 0.64%
      52,500   Airborne Freight Corp. .........................          498,750
      45,300   C. H. Robinson Worldwide, Inc. .................        2,565,113
      50,500 * EGL Inc. .......................................        1,732,780
      37,600 * J.B. Hunt Transport Services....................          493,500
      36,300   Overseas Shipholding Group......................          812,213
                                                                  --------------
                                                                       6,102,356
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HEALTHCARE - 3.26%
      56,000 * Apria Healthcare Group, Inc. ...................   $    1,312,500
      62,600 * Edwards Lifesciences Corp. .....................        1,005,513
      51,900 * First Health Group Corp. .......................        2,442,544
     131,200 * Foundation Health Systems, Inc., Class A........        3,083,200
     260,300 * Health Management Assoc. .......................        5,547,644
      57,100 * Lincare Holdings, Inc. .........................        2,519,538
      98,800   Omnicare, Inc. .................................        1,617,850
      89,900 * Oxford Health Plans, Inc. ......................        3,646,569
      37,300 * PacifiCare Health Systems, Inc., Class A........          470,912
      76,300 * Quorum Health Group, Inc. ......................        1,115,888
      72,300 * Steris Corp. ...................................        1,084,500
     112,700 * Sybron International Corp. .....................        3,064,030
      40,400 * Trigon Healthcare, Inc. ........................        2,896,175
      64,800 * VISX, Inc. .....................................        1,065,150
                                                                  --------------
                                                                      30,872,013
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.20%
      22,200   Bandag, Inc. ...................................          847,763
      48,500   Federal Signal Corp. ...........................        1,039,718
                                                                  --------------
                                                                       1,887,481
                                                                  --------------
               HOME BUILDERS - 0.16%
     148,000   Clayton Homes, Inc. ............................        1,489,250
                                                                  --------------
               HOSPITAL SUPPLIES - 2.46%
      31,700   Beckman Coulter, Inc. ..........................        2,429,012
      55,400   DENTSPLY International, Inc. ...................        2,004,788
      67,000   Hillenbrand Industries, Inc. ...................        3,417,000
      68,700 * MiniMed, Inc. ..................................        4,087,650
      76,100 * PSS World Medical, Inc. ........................          237,812
     209,500 * Stryker Corp. ..................................       11,168,969
                                                                  --------------
                                                                      23,345,231
                                                                  --------------
               HOUSEHOLD PRODUCTS - 0.09%
      41,000   Church & Dwight Co., Inc. ......................          868,687
                                                                  --------------
               HUMAN RESOURCES - 1.15%
      38,200   Kelly Services, Inc., Class A...................          902,475
      40,500 * Korn/Ferry International........................        1,260,563
      81,300   Manpower, Inc. .................................        2,637,168
     103,300 * Modis Professional Services, Inc. ..............          387,375
     191,600 * Robert Half International, Inc. ................        5,724,050
                                                                  --------------
                                                                      10,911,631
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              15
      AG MIDCAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - 1.51%
      94,500 * Acxiom Corp. ...................................   $    3,402,000
      93,700 * CDW Computer Centers, Inc. .....................        4,292,631
      90,200 * Micrel, Inc. ...................................        2,593,250
      68,900 * Quanta Services, Inc. ..........................        2,148,819
      95,400 * Sybase, Inc. ...................................        1,908,000
                                                                  --------------
                                                                      14,344,700
                                                                  --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 1.25%
     134,400 * DST Systems, Inc. ..............................        9,601,200
     304,500 * Informix Corp. .................................        1,122,844
      52,300 * Retek, Inc. ....................................        1,091,762
                                                                  --------------
                                                                      11,815,806
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 0.90%
     203,600 * Jabil Circuit, Inc. ............................        6,362,500
     159,700 * Quantum Corp. - DLT & Storage Systems...........        2,155,950
                                                                  --------------
                                                                       8,518,450
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 1.94%
      67,500 * Cambridge Technology
               Partners, Inc. .................................          158,203
      80,300 * Checkfree Holdings Corp. .......................        4,195,675
      92,000 * Gartner Group, Inc., Class B....................          747,500
     200,100 * Rationale Software Corp. .......................        6,303,150
     141,500 * SunGard Data Systems, Inc. .....................        6,942,344
                                                                  --------------
                                                                      18,346,872
                                                                  --------------
               INFORMATION PROCESSING
               CONSUMER SOFTWARE - 1.92%
     218,100 * Intuit, Inc. ...................................        9,937,181
      56,000 * Macromedia, Inc. ...............................        3,584,000
     147,700 * Networks Associates, Inc. ......................        1,920,100
      69,600 * Synopsys, Inc. .................................        2,714,400
                                                                  --------------
                                                                      18,155,681
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               DATA SERVICES - 5.00%
      62,000 * A.C. Nielson...................................   $    1,406,625
      53,100 * Affiliated Computer Services, Inc., Class A....        2,986,875
     163,100   Comdisco, Inc. ................................        1,987,781
      56,000 * CSG Systems International, Inc. ...............        2,544,500
      76,300   Diebold, Inc. .................................        2,207,931
      88,800 * Dun & Bradstreet Corp New WI...................        2,059,050
     139,300 * Electronic Arts, Inc. .........................        4,971,269
     132,100 * Fiserv, Inc. ..................................        7,381,088
      96,000   Galileo International Inc. ....................        1,848,000
      40,400 * Infocus Corporation............................        1,252,400
      74,600 * Keane, Inc. ...................................          871,328
      93,200 * Legato Systems, Inc. ..........................          850,450
      68,800 * Mentor Graphics Corp. .........................        1,625,400
      38,100 * Mynd Corp. ....................................          369,094
      75,100 * NOVA Corp. ....................................        1,431,594
      69,100 * Nvidia Corp. ..................................        2,798,550
      82,200   Reynolds and Reynolds Co., Class A.............        1,525,838
     108,900 * Storage Technology Corp. ......................          993,712
      38,900 * Structural Dynamic Research Corp. .............          401,155
      44,300 * Sykes Enterprises, Inc. .......................          213,194
      65,300 * Symantec Corp. ................................        2,350,800
      56,800 * Tech Data Corp. ...............................        1,739,500
      35,400 * Transaction Systems Architects, Inc., Class
               A .............................................          491,175
      77,600 * Wind River Systems, Inc. ......................        3,104,000
                                                                 --------------
                                                                     47,411,309
                                                                 --------------
               INFORMATION PROCESSING -
               NETWORKING - 0.71%
     379,100   3Com Corp. ....................................        4,643,975
      46,000 * Avocent Corp. .................................        2,116,000
                                                                 --------------
                                                                      6,759,975
                                                                 --------------
               INSURANCE - CASUALTY - 0.44%
      62,700   American Financial Group, Inc. ................        1,195,219
      49,100   Everest Re Group, Ltd. ........................        2,955,206
                                                                 --------------
                                                                      4,150,425
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - LIFE - 0.40%
      49,500   Mony Group, Inc. ...............................   $    2,100,656
      69,200   Protective Life Corp. ..........................        1,660,800
                                                                  --------------
                                                                       3,761,456
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 1.25%
      74,800   Ambac Financial Group, Inc. ....................        5,712,850
      40,400   Radian Group, Inc. .............................        2,626,000
      64,400   Ohio Casualty Corp. ............................          529,288
      47,300   PMI Group, Inc. ................................        3,006,506
                                                                  --------------
                                                                      11,874,644
                                                                  --------------
               INSURANCE - MULTILINE - 0.70%
      73,100   Unitrin, Inc. ..................................        2,627,031
      43,400   Horace Mann Educators Corp. ....................          716,100
     125,700   Old Republic International Corp. ...............        3,276,057
                                                                  --------------
                                                                       6,619,188
                                                                  --------------
               LEISURE TIME - 0.64%
      80,900   Callaway Golf Co. ..............................        1,430,919
      77,600 * International Game Technology...................        3,462,900
      84,300 * Six Flags, Inc. ................................        1,211,812
                                                                  --------------
                                                                       6,105,631
                                                                  --------------
               LODGING - 0.46%
           1   Deltic Timber Corp. ............................               20
     322,000 * Park Place Entertainment Corp. .................        4,326,875
                                                                  --------------
                                                                       4,326,895
                                                                  --------------
               MACHINE TOOLS - 0.43%
      50,100 * Gilead Sciences, Inc. ..........................        4,080,019
                                                                  --------------
               MACHINERY - AGRICULTURE - 0.07%
      63,900   AGCO Corp. .....................................          623,025
                                                                  --------------
               MACHINERY - CONSTRUCTION &
               CONTRACTS - 0.56%
      29,300   Granite Construction, Inc. .....................          814,906
      28,100 * Jacobs Engineering Group, Inc. .................        1,217,081
      66,000   Lennar Corp. ...................................        2,091,375
      74,700 * United Rentals, Inc. ...........................        1,162,519
                                                                  --------------
                                                                       5,285,881
                                                                  --------------

--------------------------------------------------------------------------------

 16                                              November 30, 2000
      AG MIDCAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 1.16%
      32,800 * Albany International Corp., Class A.............   $      321,850
      74,900 * American Standard Companies, Inc. ..............        3,131,756
      40,100 * Flowserve Corp. ................................          839,594
      32,600   Newport News Shipbuilding, Inc. ................        1,797,075
      34,500   Nordson Corp. ..................................          968,156
      30,000   Stewart & Stevenson Services, Inc. .............          633,750
      20,500   Tecumseh Products Co., Class A..................          839,219
      59,700   Tidewater, Inc. ................................        2,417,850
                                                                  --------------
                                                                      10,949,250
                                                                  --------------
               MEDICAL TECHNOLOGY - 0.96%
      46,600 * Protein Design Labs, Inc. ......................        3,599,850
      49,000 * Quest Diagnostics, Inc. ........................        5,506,375
                                                                  --------------
                                                                       9,106,225
                                                                  --------------
               MERCHANDISE - DRUG - 0.38%
      40,700 * Express Scripts, Inc., Class A..................        3,047,413
      78,700 * Perrigo Co. ....................................          550,900
                                                                  --------------
                                                                       3,598,313
                                                                  --------------
               MERCHANDISE - SPECIALTY - 0.75%
      78,500 * BJ's Wholesale Club Inc. .......................        2,634,656
      68,700 * Barnes & Noble, Inc. ...........................        1,863,488
     121,100 * OfficeMax, Inc. ................................          287,613
      63,100 * Sotheby's Holdings, Inc. Class A................        1,360,593
      59,600 * Williams-Sonoma, Inc. ..........................          998,300
                                                                  --------------
                                                                       7,144,650
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 0.55%
      51,400   Blyth, Inc. ....................................        1,371,738
      84,000 * Borders Group, Inc. ............................        1,076,250
      50,800 * Neiman Marcus Group, Inc., Class A..............        1,530,350
     151,500 * Saks, Inc. .....................................        1,278,281
                                                                  --------------
                                                                       5,256,619
                                                                  --------------
               MERCHANDISING - FOOD - 0.06%
      49,600   Ruddick Corp. ..................................          601,400
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - MASS - 0.83%
     115,100 * Dollar Tree Stores, Inc. .......................   $    4,287,475
     183,500   Family Dollar Stores, Inc. .....................        3,566,781
                                                                  --------------
                                                                       7,854,256
                                                                  --------------
               METALS - MISCELLANEOUS - 0.30%
      32,600   Kennametal, Inc. ...............................          935,213
      53,100   Precision Castparts Corp. ......................        1,875,093
                                                                  --------------
                                                                       2,810,306
                                                                  --------------
               METALS - STEEL - 0.31%
     117,600   AK Steel Holding Corp. .........................        1,073,100
      23,500   Carpenter Technology Corp. .....................          779,906
      42,800   Harsco Corp. ...................................          912,175
      26,500   Ryerson Tull, Inc. .............................          198,750
                                                                  --------------
                                                                       2,963,931
                                                                  --------------
               MISCELLANEOUS - 0.27%
      76,000 * Polycom, Inc. ..................................        2,569,750
                                                                  --------------
               MULTIMEDIA - 0.65%
     264,100 * Cadence Design Systems, Inc. ...................        6,189,844
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.99%
      62,800 * Hanover Compressor Co. .........................        1,927,175
     122,500   Kinder Morgan, Inc. ............................        5,076,094
      85,800   Questar Corp. ..................................        2,391,675
                                                                  --------------
                                                                       9,394,944
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 0.10%
      84,200   Pennzoil-Quaker State Co. ......................          994,613
                                                                  --------------
               OIL - INTEGRATED INTERNATIONAL - 0.28%
      48,200   Murphy Oil Corp. ...............................        2,638,950
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 2.25%
      89,000 * BJ Services Co. ................................        4,739,250
      56,800 * Cooper Cameron Corp. ...........................        3,081,400
     116,200 * Grant Prideco, Inc. ............................        1,641,325
     143,000 * Noble Drilling Corp. ...........................        4,120,188
     178,900 * Ocean Energy, Inc. .............................        2,325,700
      99,698 * Varco International, Inc. ......................        1,576,475
     116,300 * Weatherford International, Inc. ................        3,874,243
                                                                  --------------
                                                                      21,358,581
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL - SERVICES - 1.26%
     148,200   ENSCO International, Inc. ......................   $    3,603,113
     188,100 * Global Marine, Inc. ............................        4,126,444
      54,000 * Smith International, Inc. ......................        3,135,374
      40,800   York International Corp. .......................        1,065,900
                                                                  --------------
                                                                      11,930,831
                                                                  --------------
               OIL/GAS PRODUCERS - 1.24%
      71,100   Cabot Corp. ....................................        1,737,506
      53,400   Helmerich & Payne, Inc. ........................        1,591,988
      59,900   Noble Affiliates, Inc. .........................        2,231,275
     106,400 * Pioneer Natural Resources Corp. ................        1,542,800
      93,200   Ultramar Diamond Shamrock Corp. ................        2,568,825
      65,900   Valero Energy Corp. ............................        2,071,731
                                                                  --------------
                                                                      11,744,125
                                                                  --------------
               PAPER/FOREST PRODUCTS - 1.00%
      53,700   Bowater, Inc. ..................................        2,862,881
      85,600   Georgia-Pacific Corp-Timber Group...............        2,316,550
      45,400   P.H Glatfelter Co. .............................          522,100
      55,400   Longview Fibre Co. .............................          744,437
      52,000   Pentair, Inc. ..................................        1,465,750
      29,200   Rayonier, Inc. .................................        1,042,075
      55,000   Wausau-Mosinee Paper Corp. .....................          477,813
                                                                  --------------
                                                                       9,431,606
                                                                  --------------
               PUBLISHING - NEWS - 1.30%
      47,000   Lee Enterprises, Inc. ..........................        1,313,062
      24,800   Media General, Inc., Class A....................          881,640
     112,800   Reader's Digest Association, Inc., Class A......        4,293,450
      10,100   Washington Post Co., Class B....................        5,828,963
                                                                  --------------
                                                                      12,317,115
                                                                  --------------
               PUBLISHING/PRINTING - 0.57%
      26,700   Banta Corp. ....................................          610,763
      32,800   Houghton Mifflin Co. ...........................        1,201,300
      18,100 * Scholastic Corp. ...............................        1,316,775
      58,100 * Valassis Communications, Inc. ..................        1,623,168
      43,200   Wallace Computer Services, Inc. ................          672,300
                                                                  --------------
                                                                       5,424,306
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              17
      AG MIDCAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               RAILROAD - 0.33%
      50,900   GATX Corp. .....................................   $    2,392,300
      52,700 * Wisconsin Central Transport Corp. ..............          737,800
                                                                  --------------
                                                                       3,130,100
                                                                  --------------
               RESTAURANTS - 0.86%
      37,900   Bob Evans Farms, Inc. ..........................          774,581
      69,900 * Brinker International, Inc. ....................        2,857,163
      61,100 * CBRL Group, Inc. ...............................        1,325,106
      27,500   Lone Star Steakhouse & Saloon, Inc. ............          218,281
      83,500 * Outback Steakhouse, Inc. .......................        2,270,156
      25,900 * Papa Johns International, Inc. .................          687,969
                                                                  --------------
                                                                       8,133,256
                                                                  --------------
               SAVINGS & LOAN - 0.56%
      54,400   Astoria Financial Corp. ........................        2,434,400
     117,200   Dime Bancorp, Inc. .............................        2,915,350
                                                                  --------------
                                                                       5,349,750
                                                                  --------------
               SCHOOLS - 0.59%
      80,600 * Apollo Group, Inc., Class A.....................        2,821,000
      74,600 * DeVry, Inc. ....................................        2,261,313
      40,100 * Sylvan Learning Systems, Inc. ..................          551,375
                                                                  --------------
                                                                       5,633,688
                                                                  --------------
               SECURITIES RELATED - 1.00%
      88,300   A.G. Edwards, Inc. .............................        3,956,944
     321,600 * E*Trade Group, Inc. ............................        2,572,800
      65,300   Legg Mason, Inc. ...............................        2,979,312
                                                                  --------------
                                                                       9,509,056
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 1.35%
     135,155 * LAM Research Corp. .............................        2,027,325
     127,300 * Microchip Technology, Inc. .....................        2,975,638
      96,200 * QLogic Corp. ...................................        7,786,187
                                                                  --------------
                                                                      12,789,150
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - 3.48%
     494,300 * Atmel Corp. ....................................   $    4,773,084
      98,000   Avnet, Inc. ....................................        1,727,250
      82,500 * Cirrus Logic, Inc. .............................        1,949,063
      56,300 * Credence Systems Corp. .........................        1,076,738
     129,300 * Cypress Semiconductor Corp. ....................        2,731,463
     102,400 * Energizer Holdings, Inc. .......................        1,977,600
     111,600 * Integrated Device Technology, Inc. .............        3,327,075
      65,800 * International Rectifier Corp. ..................        1,990,450
      87,600 * TranSwitch Corp. ...............................        2,387,100
      83,700 * Triquint Semiconductor, Inc. ...................        2,767,330
     192,500 * Vitesse Semiconductor Corp. ....................        8,301,563
                                                                  --------------
                                                                      33,008,716
                                                                  --------------
               TELECOMMUNICATIONS - 1.65%
      41,500 * Adtran, Inc. ...................................        1,449,906
      85,400 * Advanced Fibre Communications...................        2,209,725
      47,500 * Dycom Industries, Inc. .........................        1,775,313
      74,100   Harris Corp. ...................................        2,278,575
      35,700 * L-3 Communications Holdings, Inc. ..............        2,307,113
      49,000 * MasTec, Inc. ...................................        1,323,000
      65,900 * Powerwave Technologies, Inc. ...................        3,241,456
      60,000 * Price Communications Co. .......................        1,080,000
                                                                  --------------
                                                                      15,665,088
                                                                  --------------
               TEXTILE - PRODUCTS - 0.99%
     127,300 * Jones Apparel Group, Inc. ......................        4,161,119
      56,900 * Mohawk Industries, Inc. ........................        1,347,819
     135,700   Shaw Industries, Inc. ..........................        2,552,856
      61,000 * Unifi, Inc. ....................................          522,312
      34,000   Wellman, Inc. ..................................          442,000
      53,200   WestPoint Stevens, Inc., Class A................          339,150
                                                                  --------------
                                                                       9,365,256
                                                                  --------------
               TOBACCO - 0.56%
     109,300   RJ Reynolds Tobacco Holdings, Inc. .............        4,303,688
      30,300   Universal Corp. ................................          958,237
                                                                  --------------
                                                                       5,261,925
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TRUCKERS - 0.32%
      26,300   Arnold Industries, Inc. ........................   $      494,769
      52,000   CNF Transportation, Inc. .......................        1,352,000
      67,700 * Swift Transportation Co., Inc. .................        1,146,669
                                                                  --------------
                                                                       2,993,438
                                                                  --------------
               UTILITIES - COMMUNICATION - 1.14%
     231,200 * Broadwing, Inc. ................................        4,970,800
      64,300   Telephone and Data Systems, Inc. ...............        5,806,290
                                                                  --------------
                                                                      10,777,090
                                                                  --------------
               UTILITIES - ELECTRIC - 7.06%
     118,400   Allegheny Energy, Inc. .........................        4,943,200
      84,700   Alliant Energy Corp. ...........................        2,699,813
      24,500   Black Hills Corp. ..............................          836,063
      24,100   Cleco Corp. ....................................        1,128,181
      95,200   Conectiv, Inc. .................................        1,874,250
     141,700   DPL, Inc. ......................................        4,339,563
      63,400   DQE Inc.........................................        2,191,263
     140,000   Energy East Corp. ..............................        2,835,000
      34,900   Hawaiian Electric Industries, Inc. .............        1,186,600
      40,300   Idacorp, Inc. ..................................        2,020,037
      91,900   IPALCO Enterprises, Inc. .......................        2,159,650
      66,200   Kansas City Power & Light Co. ..................        1,717,063
     139,000   LG&E Energy Corp. ..............................        3,466,312
      79,600   Minnesota Power, Inc. ..........................        1,820,850
     113,200   Montana Power Co. ..............................        2,695,575
     159,400   Northeast Utilities.............................        3,437,063
      57,700   Nstar...........................................        2,275,543
      83,400   OGE Energy Corp. ...............................        1,845,225
     121,600   Potomac Electric Power Co. .....................        2,789,200
      42,400   Public Service Co. of New Mexico................        1,025,550
      91,500   Puget Sound Energy, Inc. .......................        2,396,156
     112,300   Scana Corp. ....................................        3,165,456
      84,100   Sierra Pacific Resources........................        1,329,830
     134,500   TECO Energy, Inc. ..............................        3,934,125
      99,300   UtiliCorp United, Inc. .........................        2,929,350
      74,300   Western Resources, Inc. ........................        1,699,613
      49,800   Wgl Holdings, Inc. .............................        1,378,838
     130,700   Wisconsin Energy Corp. .........................        2,785,544
                                                                  --------------
                                                                      66,904,913
                                                                  --------------

--------------------------------------------------------------------------------

 18                                              November 30, 2000
      AG MIDCAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES -
               GAS, DISTRIBUTION - 1.11%
      58,000   AGL Resources, Inc. ............................   $    1,305,000
      96,700   MCN Energy Group, Inc. .........................        2,641,119
      42,100   National Fuel Gas Co. ..........................        2,397,069
      86,500 * National-Oilwell, Inc. .........................        2,757,187
      65,500   Vectren Corp. ..................................        1,502,406
                                                                  --------------
                                                                      10,602,781
                                                                  --------------
               WATER SERVICES - 0.28%
     105,100   American Water Works Co., Inc. .................        2,614,363
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $877,405,802).............................      913,092,863
                                                                  --------------
     PAR
    VALUE
 -----------

               SHORT-TERM INVESTMENTS - 3.73%
               COMMERCIAL PAPER - 3.47%
               Duke Capital Corp.,
 $22,743,000    6.58% due 12/04/00.............................       22,743,000
   8,000,000    6.58% due 12/01/00.............................        7,995,611
   2,200,000   Omnicom Finance,
                6.59% due 12/08/00.............................        2,197,173
                                                                  --------------
                                                                      32,935,784
                                                                  --------------

     PAR
    VALUE                                                         MARKET VALUE

--------------------------------------------------------------------------------
             UNITED STATES GOVERNMENT -
             U. S. TREASURY BILLS - 0.26%
             United States Treasury Bills:
    $150,000  6.29% due 12/21/00..............................   $      149,473
     150,000  6.23% due 12/28/00..............................          149,296
     375,000  6.18% due 12/28/00..............................          373,253
     100,000  6.15% due 12/28/00..............................           99,536
     850,000  6.12% due 12/21/00..............................          847,092
      50,000  6.10% due 12/21/00..............................           49,829
      50,000  6.07% due 12/21/00..............................           49,830
     350,000  6.07% due 12/14/00..............................          349,227
     175,000  6.05% due 01/25/01..............................          173,382
     150,000  6.01% due 12/14/00..............................          149,672
                                                                 --------------
                                                                      2,390,590
                                                                 --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $35,326,374)...............................       35,326,374
                                                                 --------------
             TOTAL INVESTMENTS
             (Cost $912,732,176) - 100.06%....................      948,419,237
                                                                 --------------
             Other assets less liabilities - (0.06)%..........         (522,578)
                                                                 --------------
             NET ASSETS - 100%................................   $  947,896,659
                                                                 --------------
             *Non-income producing

                                                                    UNREALIZED
CONTRACTS                                                          DEPRECIATION

-------------------------------------------------------------------------------
    FUTURES CONTRACTS PURCHASED(1)
    (Delivery month/Value at 11/30/2000)
 125(2)  Mid Cap 400 Index Futures
         (December/$483).......................................... $  (955,000)
  12(3)  S&P 500 Index Futures
         (December/$1,322)........................................    (602,550)
                                                                   -----------
                                                                   $(1,557,550)
                                                                   -----------

(1) U.S. Treasury Bills with a market value of approximately $2,350,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 500.
(3)  Per 250.

--------------------------------------------------------------------------------

 November 30, 2000    AG SMALL CAP INDEX FUND (Unaudited)       19
      --------------------------------------------------------------------------
                             Average Annual Total Return

  6 Months             1 Year                       5 Years                       Since Inception*
--------------------------------------------------------------------------------------------------
   -5.83%              -0.56%                        9.16%                             10.78%

* May 1, 1992


                              [CHART APPEARS HERE]

MANAGEMENT OVERVIEW
A discussion with portfolio manager
Magali Azema-Barac, PhD, AGA

The AG Small Cap Index Fund performance for the six months ending November 30, 2000 returned -5.83% compared to the Russell 2000 index return of -5.77%.

The increased volatility in the equity markets was most felt in the small cap sector. Indeed, the small cap index showed gains of 17% in February 2000 only to be followed by a loss of 6.59% the next month! The six months ends with the small cap showing negative return but this return has followed that pattern of ups and downs throughout the year.

The investment objective is to invest in a diversified portfolio of common stocks that, as a group, are expected to provide investment results that closely correspond with the performance of the Russell 2000 Index. However, one cannot invest directly in the Index and the Index does not have expenses related to running a fund.

In general, we expect volatility to continue throughout next year, especially with the introduction of Regulation FD (Fair Disclosure) which will generate more earnings surprises from companies. (In short, the regulation FD requires companies to disclose any relevant information to both Wall Street financial analysts and the public at about the same time.)

                                Top 10 Holdings


   1. AmeriSource Health Corp.,
      Class A .................   0.30%
   2. Enzon, Inc. .............   0.28%
   3. Gallagher, Arthur J &
      Co. .....................   0.27%
   4. Foundation Health
      Systems, Class A ........   0.27%
   5. Caremark Rx, Inc. .......   0.27%
   6. Manugistics Group,
      Inc. ....................   0.26%
   7. Invitrogen Corp. ........   0.26%
   8. Plantronics, Inc. .......   0.25%
   9. Idacorp, Inc. ...........   0.24%
  10. Commerce Bancorp, Inc. ..   0.24%

 Portfolio holdings are subject to change.


--------------------------------------------------------------------------------

 20                                              November 30, 2000
          AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 93.80%
               ADVERTISING - 0.47%
       6,989 * ADVO, Inc. .....................................   $      283,054
       6,912 * Direct Focus....................................          296,352
         314   Grey Global Group, Inc. ........................          180,550
      11,694 * HA-LO Industries, Inc. .........................           38,006
       3,817 * Modem Media, Inc. ..............................           14,552
       4,191 * MyPoints.Com, Inc. .............................            6,417
       5,324 * Netcentives, Inc. ..............................           20,298
         512 * Netcreations, Inc. .............................            2,976
       4,587   Penton Media, Inc. .............................          120,982
          82 * ValueClick, Inc. ...............................              318
                                                                  --------------
                                                                         963,505
                                                                  --------------
               AEROSPACE/DEFENSE - 0.61%
       4,011 * Alliant Techsystems, Inc. ......................          246,676
       1,396 * Armor Holdings, Inc. ...........................           22,073
         103   Curtiss-Wright Corp. ...........................            4,996
       8,804   Gencorp, Inc. ..................................           70,432
       2,653   HEICO Corp. ....................................           41,951
       2,854 * Moog, Inc. .....................................           72,777
       8,486 * Orbital Sciences Corp. .........................           47,734
         196   Primex Technologies, Inc. ......................            6,199
       9,184 * Remec, Inc. ....................................          124,558
       1,826 * Sequa Corp., Class A............................           82,056
       5,888 * Teledyne Techologies, Inc. .....................          113,344
       7,066   Teleflex, Inc. .................................          279,990
       6,583 * Trimble Navigation, Ltd. .......................          141,535
                                                                  --------------
                                                                       1,254,321
                                                                  --------------
               AIRLINES - 0.58%
      15,211 * Airtran Holdings, Inc. .........................           89,364
       6,518 * Alaska Air Group, Inc. .........................          182,097
       8,539 * American West Holdings Corp.,
               Class B.........................................           79,519
       3,413 * Atlantic Coast Airlines Holdings................          145,266
       4,474 * Atlas Air, Inc. ................................          155,472
       2,569 * Frontier Airlines, Inc. ........................           72,895
       7,210 * Mesa Airlines, Inc. ............................           38,303
       2,109 * Mesaba Holdings, Inc. ..........................           27,022
       4,644 * Midwest Express Holdings, Inc. .................           73,724
       5,652   SkyWest, Inc. ..................................          336,294
                                                                  --------------
                                                                       1,199,956
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               APPAREL & PRODUCTS - 1.63%
      22,610 * Abercrombie and Fitch Co. ......................   $      471,983
       5,042 * American Eagle Outfitters.......................          222,163
       6,004 * Ann Taylor Stores Corp. ........................          124,583
          54 * Bebe Stores, Inc. ..............................            1,087
       5,883   Brown Shoe Company, Inc. .......................           62,875
       2,269 * Buckle, Inc. ...................................           40,417
         292   Cato Corp., Class A.............................            3,979
       2,315 * Chicos's Fas, Inc. .............................           56,428
       4,657 * Children's Place, Inc. .........................          123,411
       8,417   Claire's Stores, Inc. ..........................          156,241
       4,535 * Columbia Sportswear Co. ........................          187,777
       5,413 * Dress Barn, Inc. ...............................          126,529
       5,186 * Footstar, Inc. .................................          220,729
         349   Fred's, Inc. ...................................            7,002
       5,151 * Guess?, Inc.....................................           23,501
       1,515 * Hot Topic, Inc. ................................           56,055
       6,065   Kellwood Co. ...................................          122,058
       3,478 * Land's End, Inc. ...............................           86,811
       6,950 * Mens Wearhouse, Inc. ...........................          162,456
       8,554 * Nautica Enterprises, Inc. ......................          110,133
       7,772 * Oakley, Inc. ...................................          139,896
       5,134   OshKosh B'Gosh, Inc., Class A...................          102,038
       7,741 * Pacific Sunwear of California...................          172,237
       6,440   Phillips-Van Heusen Corp. ......................           82,915
      10,179 * Polo Ralph Lauren Corp. ........................          213,123
       5,621 * Quicksilver, Inc. ..............................          116,987
         109   Tanger Factory Outlet Centers...................            2,187
       6,685 * Too, Inc. ......................................          110,720
       3,924 * Value City Department Stores, Inc. .............           26,487
       8,801   Warnaco Group, Inc., Class A....................           20,902
         622 * Wilsons The Leather Experts.....................           10,341
                                                                  --------------
                                                                       3,364,051
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.64%
       6,767   Aaron Rents, Inc. ..............................          101,504
       6,981 * Applica, Inc. ..................................           30,542
       9,630   Ethan Allen Interiors, Inc. ....................          261,816
      11,336 * Furniture Brands International..................          179,251
       7,742   Haverty Furniture Companies.....................           82,259
       8,261   Kimball International, Inc., Class B............          121,333
       2,488   Lancaster Colony Corp. .........................           64,533
      13,896   La-Z-Boy Chair Co. .............................          198,018
      16,608 * Metromedia International Group..................           49,492
       3,597 * National Presto Industries......................          106,336

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               APPLIANCES/FURNISHINGS - Continued
       4,940   Oneida, Ltd. ...................................   $       62,985
       1,780 * Salton, Inc. ...................................           32,151
       4,113   SLI, Inc. ......................................           28,020
      19,216 * Sunbeam Corp. ..................................            7,206
                                                                  --------------
                                                                       1,325,446
                                                                  --------------
               AUTO - CARS - 0.23%
       5,861 * Avis Group Holdings, Inc. ......................          188,650
       4,041 * Group 1 Automotive, Inc. .......................           36,369
       2,209   Oshkosh Truck Corp., Class B....................           86,013
       5,053 * Rent-A-Center, Inc. ............................          125,378
       4,121 * United Auto Group, Inc. ........................           31,423
                                                                  --------------
                                                                         467,833
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.84%
      11,117 * Allen Telecom, Inc. ............................          183,430
         192 * American Axle &
               Manufacturing Holdings..........................            1,872
      15,958   ArvinMeritor, Inc. .............................          210,446
       5,121   Carlisle Companies, Inc. .......................          216,682
         449 * Delco Remy International, Inc. .................            3,171
      10,544   Donaldson Co., Inc. ............................          262,282
      15,350   Federal-Mogul Corp. ............................           29,741
       6,376 * Hayes Lemmerz International, Inc. ..............           51,008
         235 * IMPCO Technologies, Inc. .......................            3,936
      15,570 * Lear Corp. .....................................          340,594
       5,868   Modine Manufacturing Co. .......................          160,270
       5,195   Superior Industries International, Inc. ........          176,955
      10,645 * Tower Automotive, Inc. .........................           97,136
                                                                  --------------
                                                                       1,737,523
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.50%
      16,399 * Collins & Aikman Corp. .........................           59,445
      12,744   Cooper Tire & Rubber Co. .......................          117,882
       4,196 * CSK Auto Corp. .................................           12,326
       2,654 * Dura Automotive System..........................           15,924
       7,633   Gentek, Inc. ...................................          111,633
       8,432   Kaydon Corp. ...................................          191,828
       4,528   Midas, Inc. ....................................           62,260
       5,979   Myers Industries, Inc. .........................           72,495
       7,560 * O'Reilly Automotive, Inc. ......................          125,685
      12,282   Pep Boys-Manny, Moe & Jack......................           49,896
       5,542   Smith, A.O. Corp. ..............................           92,136

--------------------------------------------------------------------------------

 November 30, 2000                                              21
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - REPLACEMENT PARTS - Continued
       2,885 * Sonic Automotive, Inc. .........................   $       23,080
       8,709 * Valance Technology, Inc. .......................           88,179
                                                                  --------------
                                                                       1,022,769
                                                                  --------------
               BANKS - OTHER - 0.69%
       1,776   Alabama National Bancorp........................           38,184
       6,846   First Bancorp/Puerto Rico.......................          142,910
       3,445   First Merchants Corp. ..........................           78,589
      17,207   Husdon United Bancorp...........................          321,561
       3,222   Irwin Financial Corp. ..........................           49,337
       4,911 * Net.B@nk, Inc. .................................           33,149
         332   Premier National Bancorp, Inc. .................            6,889
         213   R&G Financial Co. ..............................            1,944
      12,224   Republic Security Financial Co. ................           79,838
      23,890   Sky Financial Group, Inc. ......................          370,295
       6,347   Sterling Bancshares, Inc. ......................           95,602
         196   UCBH Holdings, Inc. ............................            7,350
      11,180   W Holding Company, Inc. ........................          101,319
      17,587 * WIT Soundview Group, Inc. ......................           91,782
                                                                  --------------
                                                                       1,418,749
                                                                  --------------
               BANKS - REGIONAL - 4.91%
       5,787   1st Source Corp. ...............................          109,952
       7,418   AMCORE Financial, Inc. .........................          148,359
       8,231   Anchor BanCorp Wisconsin, Inc. .................          122,950
       2,098   Area Bancshares Corp. ..........................           44,057
         120   BancFirst Corp. ................................            4,267
      19,104   BancorpSouth, Inc. .............................          232,829
       3,171   Bank of Granite Corp. ..........................           65,203
       7,681   Bank United Corp. ..............................          445,977
       2,884 * BOK Financial Corp. ............................           53,173
       2,299   Brenton Banks, Inc. ............................           30,030
       1,694   BSB Bancorp, Inc. ..............................           23,186
       1,436   Capital City Bank Group, Inc. ..................           35,092
       2,490   Cathay Bancorp, Inc. ...........................          129,791
         235   Century South Banks, Inc. ......................            5,170
       4,007   Chemical Financial Corp. .......................           80,390
      11,037   Citizens Banking Corp. .........................          259,370
         196   CityBank........................................            4,239
      11,074   Colonial BancGroup, Inc. .......................          103,127
       8,543   Commerce Bancorp, Inc. .........................          487,485
       6,264   Commercial Federal Corp. .......................          104,922
      12,559   Community First Bankshares......................          200,944
       2,644   Corus Bankshares, Inc. .........................           20,656

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - REGIONAL - Continued
         173   CPB, Inc. ......................................   $        4,347
       4,339   Cullen/Frost Bankers, Inc. .....................          139,933
         364   CVB Financial Corp. ............................            6,052
         471   East West Bancorp...............................           10,303
       6,127   F&M National Corp. .............................          160,834
       2,633   Farmers Capital Bank Corp. .....................           91,003
      14,110   First American Corp., Class A...................          306,893
         190   First Busey Corp. ..............................            3,515
       3,280   First Charter Corp. ............................           44,280
       1,874   First Citizens BancShares, Inc., Class A........          136,919
      11,692   First Commonwealth Financial....................          111,074
         313   First Federal Capital Corp. ....................            3,580
       8,570   First Financial Bancorp.........................          133,371
       2,409   First Financial Bankshares......................           75,281
       2,273   First Financial Corp. ..........................           74,441
      10,116   First Midwest Bancorp, Inc. ....................          242,152
         258   First Niagara Financial Group...................            2,451
       5,478   FNB Corp. ......................................          110,245
       8,400 * Friedman Billings Ramsey, Class A...............           51,450
       4,008   Frontier Financial Corp. .......................           83,166
       7,239   Fulton Financial Corp. .........................          149,757
       5,240   GBC Bancorp.....................................          182,745
       2,981   Gold Bank Corp., Inc. ..........................           11,551
       9,748   Greater Bay Bancorp.............................          323,512
       6,180   Harbor Florida Bancshares.......................           75,319
       2,980   Harleysville National Corp. ....................           84,930
      11,654 * Imperial Bancorp................................          259,302
      20,005   Independence Community Bank.....................          287,572
       5,146   Integra Bank Corp. .............................          132,188
       3,858   International Bancshares Corp. .................          134,307
       1,198   Merchants New York Bancorp......................           26,805
         236   Mid State Bancshares............................            6,962
         609   Midamerica Bancorp..............................           14,762
       2,532   Mississippi Valley Bancshares, Inc. ............           67,256
       4,125   National Penn Bancshares, Inc. .................           90,750
       1,502 * Ocwen Financial Corp. ..........................            8,543
       2,585   Omega Financial Corp. ..........................           70,118
       5,715   Pacific Capital Bancorp.........................          146,804
       4,190   Pacific Northwest Bancorp.......................           52,637
       2,278   Park National Corp. ............................          210,430
       6,576   PFF Bancorp, Inc. ..............................          119,190
       3,710   Promistar Financial Corp. ......................           61,679

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - REGIONAL - Continued
         460   Provident Financial Group.......................   $       14,519
       6,601   Riggs National Corp. ...........................           76,737
       7,971   Roslyn Bancorp, Inc. ...........................          187,817
       7,146   S&T Bancorp, Inc. ..............................          142,027
         201   Sandy Spring Bancorp, Inc. .....................            4,372
       6,114   Santander Bancorp...............................          110,816
      10,643 * Silicon Valley Bancshares.......................          367,184
       7,352   South Financial Group, Inc. ....................           71,223
       8,194 * Southwest Bancorporation of Texas...............          292,936
       9,742   Susquehanna Bancshares, Inc. ...................          138,215
       5,705   Texas Regional Bancshares, Inc., Class A........          166,515
       6,041   Trust Co. of New Jersey.........................           70,604
      20,588   TrustCo Bank Corp. New York.....................          211,027
       4,768   Trustmark Corp. ................................           88,506
       6,833   U.S.B. Holding Co., Inc. .......................           78,152
       4,508   UMB Financial Corp. ............................          161,161
      11,325   United Bankshares Inc.
               West Virginia...................................          220,130
         334   United National Bancorp.........................            5,094
       3,582 * Waypoint Financial Corp. .......................           32,910
       9,696   Webster Financial Corp. ........................          226,038
       3,420   Westamerica Bankcorporation.....................          116,494
       6,968   Westcorp........................................          100,601
       6,275   Whitney Holding Corp. ..........................          223,155
                                                                  --------------
                                                                      10,125,811
                                                                  --------------
               BEVERAGE - BREWERS/DISTRIBUTORS - 0.15%
       4,214   Constellation Brands, Inc., Class A.............          206,485
       2,168 * Mondavi, Robert Corp., Class A..................          107,452
         522 * Pepsiamericas, Inc. ............................            2,121
                                                                  --------------
                                                                         316,058
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 0.02%
       1,433 * Coca-Cola Bottling Co. .........................           48,901
                                                                  --------------
               BROADCASTING - 0.60%
       1,118 * 4Kids Entertainment, Inc. ......................           12,087
       5,642 * Ackerley Group, Inc. ...........................           48,309
       1,676 * Acme Communications, Inc. ......................           14,455
       7,982 * ACTV, Inc. .....................................           53,379
         175 * Beasley Broadcast Group, Inc. ..................            1,378
       8,549 * Citadel Communication...........................           87,627
       1,030 * Crown Media Holdings, Class A...................           14,163

--------------------------------------------------------------------------------

 22                                              November 30, 2000
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BROADCASTING - Continued
       6,917 * Cumulus Media, Inc. ............................   $       29,830
      15,356 * Data Broadcasting Corp. ........................           47,028
       7,736 * Insight Communications Co. .....................          102,019
         178 * On Command Corp. ...............................            1,291
       3,045 * On2.com, Inc. ..................................            3,380
       8,093 * Paxson Communications Corp. ....................           78,401
       2,023 * Regent Communications, Inc......................            9,104
         134 * SAGA Communications, Inc., Class A..............            2,044
       3,591 * Salem Communication, Class A....................           36,134
       7,994 * Sinclair Broadcast Group, Inc. .................           69,948
       7,692 * Sirius Satellite Radio, Inc. ...................          247,106
      14,035 * Spanish Broadcasting System, Inc. Class A.......           66,666
       1,384 * United Television, Inc. ........................          170,492
       4,874 * Wink Communications, Inc. ......................           49,349
         242 * World Wrestling Federation Entertainment........            3,282
       2,142 * XM Sattellite Radio Holdings....................           28,114
       2,504 * Young Broadcasting, Inc., Class A...............           68,860
                                                                  --------------
                                                                       1,244,446
                                                                  --------------
               BUILDING MATERIALS - 1.02%
       6,510   Armstrong Holdings, Inc. .......................            6,102
       3,153   Centex Construction Production..................           74,883
      10,109 * Comfort Systems USA, Inc. ......................           31,590
       5,296   Cooper Companies, Inc. .........................          172,451
      13,950 * Dal-Tile International, Inc. ...................          170,888
       5,437   Elcor Corp. ....................................           74,759
      16,859   Fedders Corp....................................           80,080
       4,989   Florida Rock Industries, Inc. ..................          164,949
         255 * Genlyte Group, Inc. ............................            5,961
      11,095   HON Industries, Inc. ...........................          269,747
      12,871   Interface, Inc., Class A........................          108,197
       5,643   Lennox International, Inc. .....................           39,501
       4,097   Matthews International Corp., Class A...........          118,301
       5,481 * NCI Building Systems, Inc. .....................           95,575
         201 * Nortek, Inc. ...................................            4,573
      16,333   RPM, Inc. ......................................          153,122
       2,481 * Shaw Group, Inc. ...............................          152,892
       1,072 * Simpson Manufacturing Co. ......................           50,786
       5,542   Texas Industries, Inc. .........................          123,310
         680 * Trex Company, Inc. .............................           14,875

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BUILDING MATERIALS - Continued
         107   U. S. Aggregates, Inc. .........................   $          943
      16,355   US Industries, Inc. ............................          109,374
       6,429   Watsco, Inc. ...................................           69,433
                                                                  --------------
                                                                       2,092,292
                                                                  --------------
               CHEMICAL - MAJOR - 0.71%
       6,702   Albemarle Corp. ................................          147,862
       4,036   Borg Warner, Inc. ..............................          147,818
       2,590   Chemed Corp. ...................................           89,031
       6,399 * Hexcel Corp. ...................................           59,591
       7,296 * Invitrogen Corp. ...............................          525,768
       7,334   Polymer Group, Inc. ............................           41,254
      23,738   Polyone Corp. ..................................          132,043
      23,276   Solutia, Inc. ..................................          293,860
       2,219   Spartech Corp. .................................           27,044
                                                                  --------------
                                                                       1,464,271
                                                                  --------------
               CHEMICAL - MISCELLANEOUS - 2.26%
      16,229 * Airgas, Inc. ...................................          121,717
       6,160 * Arch Capital Group, Ltd. .......................           92,399
       3,596   Arch Chemicals, Inc. ...........................           64,728
       5,422   Brady Corp. ....................................          155,544
          82 * Cabot Microelectronics Corp. ...................            3,014
       6,121   Cambrex Corp. ..................................          222,651
       5,634   ChemFirst, Inc. ................................          114,089
      41,223   CK Witco Corp. .................................          360,701
      13,068 * Cytec Industries, Inc. .........................          451,663
       9,509   Ethyl Corp. ....................................           12,481
       9,228   Ferro Corp. ....................................          191,481
      10,642 * Fisher Scientific International, Inc. ..........          460,267
       8,158   Georgia Gulf Corp. .............................          101,465
      20,171 * Grace, W.R. & Co. ..............................           46,645
       8,276   Great Lakes Chemical Corp. .....................          289,143
       3,480   H.B. Fuller Co. ................................          118,755
       8,574   Lubrizol Corp. .................................          184,877
       4,003   MacDermid, Inc. ................................           75,056
      12,684   Millennium Chemicals, Inc. .....................          201,359
       5,132   Minerals Technologies, Inc. ....................          173,205
       1,253   NCH Corp. ......................................           49,963
       6,046   NL Industries, Inc. ............................          135,279
       7,363   Olin Corp. .....................................          127,472
       5,800   OM Group, Inc. .................................          266,075
       8,821   Omnova Solutions................................           43,554

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CHEMICAL - MISCELLANEOUS - Continued
       9,300   Procurenet, Inc. ...............................   $        1,395
       6,557   Rollins, Inc. ..................................          137,287
       8,130   Schulman, A., Inc. .............................           98,068
       2,117   Stepan Co. .....................................           43,663
       1,970 * Uniroyal Technology Corp. ......................           13,790
       6,124   Valspar Corp. ..................................          169,329
       6,075   WD-40 Co. ......................................          121,880
                                                                  --------------
                                                                       4,648,995
                                                                  --------------
               COAL - 0.06%
       4,751   Arch Coal, Inc. ................................           48,401
         531   Consol Energy, Inc. ............................           10,122
       1,769   NACCO Industries, Inc., Class A.................           67,885
                                                                  --------------
                                                                         126,408
                                                                  --------------
               COMMERCIAL SERVICES - 0.24%
         181 * 1-800-Flowers.com, Inc. ........................              679
      13,789 * Billing Concepts Corp. .........................           37,058
       4,207   Central Parking Corp. ..........................           66,786
      16,548 * Century Business Services.......................           17,582
          54 * Gaiam, Inc. ....................................              820
         178 * Insurance Auto Auctions, Inc. ..................            2,003
       7,184 * Integrated Electrical Services..................           40,859
       3,305 * MemberWorks, Inc. ..............................           70,231
       9,180 * Navigant Consulting Co. ........................           33,278
       8,132 * NBC Internet, Inc., Class A.....................           35,069
       1,206 * Neoforma.com, Inc. .............................            1,847
       5,101 * Prepaid Legal Services, Inc. ...................          147,610
       3,791 * Wackenhut Corp., Class A........................           47,624
                                                                  --------------
                                                                         501,446
                                                                  --------------
               CONGLOMERATES - 0.31%
      11,573   Alexander & Baldwin, Inc. ......................          308,132
      16,334   Dial Corp. .....................................          191,925
      10,139 * Ogden Corp. ....................................          145,114
         713   Tenneco, Inc. ..................................            2,807
                                                                  --------------
                                                                         647,978
                                                                  --------------
               CONSUMER FINANCE - 0.66%
      16,990 * AmeriCredit Corp. ..............................          353,605
       7,471   Chittenden Corp. ...............................          200,783
      16,046   Eaton Vance Corp. ..............................          367,052
         198 * E-Loan..........................................              248
      13,072   Metris Companies, Inc. .........................          316,179
       5,754   WesBanco, Inc. .................................          126,228
                                                                  --------------
                                                                       1,364,095
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              23
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CONTAINERS - METAL/GLASS - 0.35%
       8,355   AptarGroup, Inc. ...............................   $      208,876
       4,941   Ball Corp. .....................................          192,390
       6,760   Clarcor, Inc. ..................................          120,835
       1,922 * CSS Industries, Inc. ...........................           36,638
       5,283   Greif Brothers Corp., Class A...................          155,188
          65   Liqui-Box Corp. ................................            2,559
       9,331   Owens Corning...................................            9,914
                                                                  --------------
                                                                         726,400
                                                                  --------------
               CONTAINERS - PAPER - 0.31%
       5,437   Chesapeake Corp. ...............................           91,069
      14,559 * Gaylord Container Corp., Class A................           20,019
       3,627 * Ivex Packaging Corp. ...........................           31,736
       4,315 * Packaging Corp. of America......................           63,377
      34,540 * Pactiv Corp. ...................................          403,686
       5,048   Rock-Tenn Co., Class A..........................           32,812
                                                                  --------------
                                                                         642,699
                                                                  --------------
               COSMETICS/TOILETRIES - 0.11%
       4,228   Alberto-Culver Co., Class B.....................          154,851
       9,001 * Playtex Products, Inc. .........................           80,446
                                                                  --------------
                                                                         235,297
                                                                  --------------
               DRUGS - 3.52%
      10,681 * Alliance Pharmaceutical Corp. ..................           91,455
       5,151   ALPharma Inc., Class A..........................          175,778
      12,405 * AmeriSource Health Corp., Class A...............          610,946
      12,999 * Amylin Pharmaceuticals, Inc. ...................          139,739
          78 * Antigenics, Inc. ...............................              941
       2,906 * Aphton Corp. ...................................           64,659
       3,396 * Aradigm Corp. ..................................           51,577
       3,870 * Barr Laboratories, Inc..........................          233,409
      29,517   Bergen Brunswig Corp., Class A..................          444,600
       9,026   Bindley Western Industries......................          284,319
       6,922   Carter-Wallace, Inc. ...........................          208,093
       4,897 * Cell Pathways, Inc. ............................           26,321
       9,183 * Columbia Laboratories, Inc. ....................           35,584
       4,450 * Corixa Corp. ...................................          139,341
       4,658 * Coulter Pharmaceutical, Inc. ...................          144,398
      15,701 * Covance, Inc. ..................................          165,842
       6,520 * Cubist Pharma, Inc. ............................          211,900
       4,856 * Cygnus, Inc. ...................................           24,432
       2,793 * DUSA Pharamaceuticals, Inc. ....................           57,431
       7,743 * Elan Corp., Plc. - ADR..........................          417,638

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - Continued
       3,389 * Emisphere Technologies, Inc. ...................   $       90,656
       3,251 * Endo Pharmaceuticals............................            1,219
       5,328 * GelTex Pharmaceuticals, Inc. ...................          296,037
       5,492 * Guilford Pharmaceuticals, Inc. .................          112,929
       3,470   Herbalife International, Inc.,
               Class A.........................................           25,591
       4,865 * Ilex Oncology, Inc. ............................          136,220
       4,075 * Immune Response Corp. ..........................           14,772
       7,192 * ImmunoGen, Inc. ................................          181,149
       8,876 * Inhale Therapeutic Systems, Inc. ...............          341,726
       1,353 * IntraBiotics Pharmaceuticals....................           18,942
       2,688 * K V Pharmaceutical Co., Class B.................           71,904
         848 * KOS Pharmaceuticals, Inc. ......................           18,762
      12,345 * Ligand Pharmaceuticals, Inc.,
               Class B.........................................          155,084
       3,470 * Martek Biosciences Corp. .......................           64,412
       4,308 * Matrix Pharmaceuticals, Inc. ...................           71,082
       7,507 * Medicis Pharmaceutical, Class A.................          476,695
       2,720 * Miravant Medical Technologies...................           48,960
       4,395 * NeoRx Corp. ....................................           30,078
       2,037 * Neose Technologies, Inc. .......................           60,092
       4,642 * Neurocrine Biosciences, Inc. ...................          134,908
       3,361 * Neurogen Corp. .................................          101,880
       3,878 * Noven Pharmaceuticals, Inc. ....................           97,920
       4,211 * NPS Pharmaceuticals, Inc. ......................          163,176
       6,731 * Parexel International Corp. ....................           56,793
      15,600 * P-Com, Inc. ....................................           51,675
       4,371 * Pharmacopeia, Inc. .............................           94,523
       3,752 * Pharmacyclics, Inc. ............................          161,805
       5,277 * Regeneron Pharmaceuticals, Inc. ................          128,627
       5,531 * SangStat Medical Corp. .........................           43,038
      16,847 * Sicor, Inc. ....................................          251,652
       6,160 * SuperGen, Inc. .................................          106,645
       6,987 * Triangle Pharmaceuticals, Inc. .................           37,992
       5,335 * VALENTIS, Inc. .................................           40,679
         856 * VaxGen, Inc. ...................................           18,270
       5,764 * Vivus Inc. .....................................           11,708
                                                                  --------------
                                                                       7,246,004
                                                                  --------------
               ELECTRIC PRODUCTS - MISCELLANEOUS - 0.00%
         238 * ESCO Electronics Corp. .........................            4,225
                                                                  --------------
               ELECTRICAL EQUIPMENT - 0.64%
      13,382 * Aeroflex, Inc. .................................          278,513

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRICAL EQUIPMENT - Continued
      10,674   Avista Corp. ...................................   $      218,150
       3,390 * Benchmark Electronics, Inc. ....................           97,886
       4,467   C & D Technologies, Inc. .......................          182,030
       5,673 * General Semiconductor, Inc. ....................           48,221
      11,824 * Intergraph Corp. ...............................           70,944
       5,806 * Intertan, Inc. .................................           68,583
       2,744 * Lightpath Technologies, Inc. ...................           39,102
       1,981 * Neon Communications, Inc. ......................           11,886
       6,131 * Power Integrations, Inc. .......................           74,338
         264 * Stoneridge, Inc. ...............................            2,228
       3,692 * Tweeter Home Entertainment......................           59,995
      10,040 * Viasystems Group, Inc. .........................          125,500
       4,913 * WESCO International, Inc. ......................           37,769
                                                                  --------------
                                                                       1,315,145
                                                                  --------------
               ELECTRONIC EQUIPMENT - 1.39%
       3,200 * Advanced Lighting Technologies..................           24,000
         227 * American Tech. Ceramics Corp. ..................            2,156
       8,572   AMETEK, Inc. ...................................          195,013
       2,649 * Audiovox Corp. .................................           25,497
       6,410   Belden, Inc. ...................................          141,020
      11,097 * Cable Design Technologies Corp. ................          166,455
       6,679 * C-COR Electronics, Inc. ........................           72,634
       6,754 * Electro Rent Corp. .............................           77,671
       6,960 * Electro Scientific Industries, Inc. ............          166,170
       3,554 * EMagin Corp. ...................................           11,479
         194 * EMCOR Group, Inc. ..............................            4,802
       1,595 * Energy Conversion Devices, Inc. ................           23,726
       6,864 * Esterline Technologies Corp. ...................          134,277
         918 * FuelCell Energy, Inc. ..........................           51,308
      10,732   General Cable Corp. ............................           61,038
       7,565 * GenRad, Inc. ...................................           71,868
       8,604 * Identix, Inc. ..................................           83,459
       5,414 * Integrated Silicon Solution.....................           41,620
       7,695 * Kent Electronics Corp. .........................          120,715
       5,511 * Littelfuse, Inc. ...............................          141,219
      10,677 * Mail-Well, Inc. ................................           50,716
       2,960   National Service Industries, Inc. ..............           60,865
       8,542 * Plexus Corp. ...................................          345,951
       3,093 * Semitool, Inc. .................................           33,636
       4,437   Standex International Corp. ....................           87,076
          86 * Stanford Microdevices, Inc. ....................            1,618
       6,175   Thomas Industries, Inc. ........................          135,850
       4,945 * Triumph Group, Inc. ............................          177,711

--------------------------------------------------------------------------------

 24                                              November 30, 2000
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT - Continued
      12,096 * UCAR International, Inc. .......................   $      117,180
       7,122 * Vicor Corp. ....................................          224,343
         544   Woodhead Industires, Inc. ......................           11,968
         354   X-Rite, Inc. ...................................            2,080
                                                                  --------------
                                                                       2,865,121
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 2.21%
       3,329 * 3DO Co. ........................................            6,346
         986 * ADE Corp. ......................................           17,132
       1,781   Analogic Corp. .................................           62,446
       4,539 * Arguss Communications, Inc. ....................           56,170
         966   Bel Fuse, Inc., Class B.........................           31,878
       9,702 * Checkpoint Systems, Inc. .......................           80,042
       7,385   CTS Corp. ......................................          266,322
       5,863 * Dionex Corp. ...................................          176,256
       7,754 * DSP Group, Inc. ................................          187,065
       1,387 * Excel Technology................................           25,139
       3,239 * FEI Co. ........................................           54,658
       6,911   Gerber Scientific, Inc. ........................           48,377
       8,620   Harman Int'l Industries, Inc. ..................          314,630
      10,150 * Imation Corp. ..................................          161,131
      13,866 * InterDigital Communication......................           83,629
         179 * Interlogix, Inc. ...............................            2,864
       1,688   Keithley Instruments, Inc. .....................           62,456
      11,775 * LTX Corp. ......................................          141,300
       8,102 * MagnaTek, Inc. .................................          104,313
       9,297   Methode Electronics, Inc., Class A..............          191,170
      10,213 * Mettler-Toledo International....................          479,373
       2,467 * Microvision, Inc. ..............................           48,261
       2,747 * Molecular Devices Corp. ........................          134,260
         740 * Nanometrics, Inc. ..............................           10,083
       2,985 * Optical Cable Corp. ............................           33,768
       4,197   Park Electrochemical Corp. .....................          148,731
       4,959 * Performance Food Group Co. .....................          224,395
       7,505   Pioneer-Standard Electronics....................           74,112
      12,759   Pittston Brink's Group..........................          192,980
       8,084 * Robotic Vision Systems, Inc. ...................           29,052
       2,355 * Rogers Corp. ...................................           85,663
         796 * Satcon Technology Group.........................            8,358
      18,381 * Sensormatic Electronics Corp. ..................          328,560
         488 * Spectra-Physics Lasers, Inc. ...................           12,444
         291 * Standard Microsystems Corp. ....................            5,656
       7,494   Technitrol, Inc. ...............................          281,025
       2,145 * Telxon Corp. ...................................           42,900

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRONIC INSTRUMENTS - Continued
       2,080 * Universal Electronics, Inc. ....................   $       29,900
       7,306 * Varian, Inc. ...................................          231,966
       2,992 * Zygo Corp. .....................................           83,402
                                                                  --------------
                                                                       4,558,213
                                                                  --------------
               ENTERTAINMENT - 0.59%
       7,728 * Argosy Gaming Co. ..............................          127,512
      11,397 * Aztar Corp. ....................................          165,257
         258   Dover Downs Entertainment.......................            3,032
       7,581 * Florida Panthers Holdings, Inc. ................          116,084
       4,670 * Gaylord Entertainment Co. ......................          105,367
       2,017 * GC Companies, Inc. .............................            2,899
       9,931 * GTECH Holdings Corp. ...........................          188,689
       3,571 * Hollowood.com, Inc. ............................           20,087
       9,069 * Hollywood Entertainment Corp. ..................            9,069
       3,994 * Isle Of Capri Casinos...........................           30,954
       7,561 * Midway Games, Inc. .............................           58,125
         168 * Penn National Gaming, Inc. .....................            2,667
       5,228 * Playboy Enterprises, Inc. ......................           55,874
       1,883 * Private Media Group, Inc. ......................           13,652
       3,641 * Take-Two Interactive Software...................           35,272
       6,401 * THQ, Inc. ......................................          114,818
       3,132 * Tivo, Inc. .....................................           28,971
      11,243 * Trans World Entertainment Corp. ................           91,349
       2,278 * Trendwest Resorts, Inc. ........................           53,248
                                                                  --------------
                                                                       1,222,926
                                                                  --------------
               FERTLIZERS - 0.11%
      10,206   Delta & Pine Land Co. ..........................          233,462
                                                                  --------------
               FINANCE COMPANIES - 0.39%
         432   Charter Municipal Mortgage Acceptance Co. ......            5,486
      11,856 * Credit Acceptance Corp. ........................           63,726
       8,664   Doral Financial Corp. ..........................          163,533
         227 * Financial Federal Corp. ........................            5,278
      12,238   Finova Group, Inc. .............................            6,119
       4,921 * Next Card, Inc. ................................           40,906
       3,005   Oriental Financial Group........................           33,243
      13,829   Phoenix Investment Partners, Ltd. ..............          213,485
       2,484   Student Loan Corp. .............................          129,789
       2,680 * Triad Guaranty, Inc. ...........................           77,385

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FINANCE COMPANIES - Continued
         345   Tucker Anthony Sutro............................   $        5,908
       2,990 * WFS Financial, Inc. ............................           54,568
                                                                  --------------
                                                                         799,426
                                                                  --------------
               FINANCIAL SERVICES - 0.86%
       5,157   Advanta Corp. ..................................           37,710
       5,771 * Affiliated Managers Group.......................          255,006
       2,505   American Cap. Strategies, Inc. .................           53,388
       2,773 * Blackrock, Inc. ................................          120,972
       5,525 * Coinstar, Inc. .................................           66,645
       1,527 * Compucredit Corp. ..............................           25,196
       2,588 * Corp Exec Board Co. ............................           93,006
       3,510 * Digital Insight.................................           56,599
       1,721 * DLJdirect.......................................            6,561
         115 * Gabelli Asset Management, Inc. .................            3,127
       5,906 * Investment Technology Group.....................          178,657
       5,612   Jefferies Group, Inc. ..........................          140,300
         141   John Nuveen Co., Class A........................            6,891
       8,795 * Leucadia National Corp. ........................          242,962
       5,435   Medallion Financial Corp. ......................           63,861
         128 * National Processing,. Inc. .....................            2,288
       4,152 * NCO Group, Inc. ................................          107,433
       6,845   Richmond Count Financial Corp. .................          142,889
       4,205   Southwest Securities Group, Inc. ...............           84,363
       2,141   Value Line, Inc. ...............................           77,076
                                                                  --------------
                                                                       1,764,930
                                                                  --------------
               FOODS - 1.77%
       2,912 * Agribrands International, Inc. .................          127,400
       4,784 * American Italian Pasta Co., Class A.............          109,134
         368 * Aurora Foods, Inc. .............................              896
      16,382 * Chiquita Brands International...................           27,644
       9,938   Corn Products International.....................          240,997
       6,316   Dean Foods Co. .................................          175,269
      10,796 * Del Monte.......................................           85,019
       7,633   Dole Food Co., Inc. ............................           99,229
       6,738   Dreyer's Grand Ice Cream, Inc. .................          185,295
      11,390   Earthgrains Co. ................................          258,411
       6,354 * Hain Celestial Group, Inc. .....................          189,032
       4,756   International Multifoods Corp. .................           91,850
       3,859   Interpool, Inc. ................................           52,097
       5,340   Interstate Bakeries Corp. ......................           81,435
       6,528   Lance, Inc. ....................................           66,912
       4,087   Michael Foods, Inc. ............................          107,284

--------------------------------------------------------------------------------

 November 30, 2000                                              25
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FOODS - Continued
         246   Morrison Management Special.....................   $        6,888
      16,775 * NBTY, Inc. .....................................           77,060
       3,541   Pilgrims Pride Corp. ...........................           27,443
       8,428 * Ralcorp Holdings, Inc. .........................          119,046
       1,358 * Rica Foods......................................           18,927
       4,347   Riviana Foods...................................           78,789
         308   Seaboard Corp. .................................           48,972
         260 * Seminis, Inc., Class A..........................              195
      12,562   Sensient Technologies Corp. ....................          282,645
       6,727   Smucker, J.M. Co. ..............................          161,868
       8,810 * Suiza Foods Corp. ..............................          380,482
       4,957 * Symx Technologies, Inc. ........................          155,526
      12,824   Trinity Industries, Inc. .......................          318,196
       4,284 * United Natural Foods, Inc. .....................           62,118
       4,453 * Wild Oats Markets, Inc. ........................           19,482
                                                                  --------------
                                                                       3,655,541
                                                                  --------------
               FOOTWEAR - 0.58%
          16 * Cole, K. Productions, Inc., Class A.............              707
       6,653 * Genesco, Inc. ..................................          141,792
       4,205 * Payless ShoeSource, Inc. .......................          280,684
       9,535 * Reebok International, Ltd. .....................          203,215
         813 * Skechers USA, Inc., Class A.....................           10,010
         203 * Steven Madden, Ltd. ............................            1,497
      13,008   Stride Rite Corp. ..............................           77,235
       6,772 * Timberland Co., Class A.........................          331,828
         261 * Vans, Inc. .....................................            3,948
      11,273   Wolverine World Wide, Inc. .....................          135,981
                                                                  --------------
                                                                       1,186,897
                                                                  --------------
               FREIGHT - 0.64%
      11,429   Airborne Freight Corp. .........................          108,575
       7,266   AMCOL International Corp. ......................           46,320
         232   Cascade Natural Gas Corp. ......................            4,059
      10,482 * EGL, Inc. ......................................          359,664
       8,164 * J.B. Hunt Transport Services....................          107,153
       8,926 * Kirby Corp. ....................................          153,974
       7,831   Overseas Shipholding Group......................          175,219
      10,404   Ryder System, Inc. .............................          180,770
       4,586 * Seacor Smit, Inc. ..............................          192,612
                                                                  --------------
                                                                       1,328,346
                                                                  --------------
               FUNERAL SERVICES - 0.07%
      65,827 * Service Corp. International.....................          123,426
      16,484   Stewart Enterprises, Inc. ......................           30,392
                                                                  --------------
                                                                         153,818
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               GOLD MINING - 0.03%
      35,361 * Battle Mountain Gold Co. .......................   $       55,252
                                                                  --------------
               HARDWARE & TOOLS - 0.20%
       4,248   Barnes Group, Inc. .............................           80,446
       2,016   Lawson Products, Inc. ..........................           51,282
      11,142   Snap-on, Inc. ..................................          288,996
                                                                  --------------
                                                                         420,724
                                                                  --------------
               HEALTHCARE - 4.26%
       3,653 * Accredo Health, Inc. ...........................          147,032
       4,996 * Advance Paradigm, Inc. .........................          165,493
      13,394 * Advanced Tissue Sciences, Inc. .................           52,739
         453 * AmeriPath, Inc. ................................            7,559
      13,528 * Apria Healthcare Group, Inc. ...................          317,063
       3,820   Block Drug Co., Inc., Class A...................          201,027
      50,287 * Caremark Rx, Inc. ..............................          546,871
         127 * Corvel Corp. ...................................            4,064
      17,302 * CYTOGEN Corp. ..................................           50,825
       1,570 * Diversa Corp. ..................................           30,419
      12,739 * Edwards Lifesciences Corp. .....................          204,620
      23,330 * Foundation Health Systems, Class A..............          548,255
          25 * Genomic Solutions...............................              184
         567 * Genta, Inc. ....................................            4,111
       4,144 * Genzyme Transgenics Corp. ......................           66,822
       4,960 * Geron Corp. ....................................           82,150
      18,418 * HCR Manor Care, Inc. ...........................          313,106
       6,377 * Henry Schein, Inc. .............................          168,592
      14,450   Hooper Holmes, Inc. ............................          144,356
      36,023 * Humana, Inc. ...................................          432,276
       3,050 * IMPATH, Inc. ...................................          143,350
       8,799   Invacare Corp. .................................          241,973
       2,038 * Laboratory Corp. of America.....................          289,523
       7,947 * Lincare Holdings, Inc. .........................          350,661
       2,312 * Lynx Therapeutics, Inc. ........................           26,733
       1,738 * MAXIMUS, Inc. ..................................           49,207
      10,244 * Medquist, Inc. .................................          184,392
       6,660   Mentor Corp. ...................................          121,129
       1,647 * Ocular Sciences, Inc. ..........................           21,514
      22,200   Omnicare, Inc. .................................          363,525
       5,428 * OSI Pharmaceuticals, Inc. ......................          304,647
       5,087 * Pharmaceutical Product Development..............          186,311
       1,754 * Photogen Technologies, Inc. ....................            3,508
       2,335 * Polymedica Corp. ...............................           53,267

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HEALTHCARE - Continued
       1,395 * Praecis Pharmaceuticals, Inc. ..................   $       34,701
       5,078 * Priority Healthcare Corp. ......................          138,376
       2,086 * Professional Detailing, Inc. ...................          269,094
       7,003 * Province Healthcare Co. ........................          258,236
      19,183 * Quorum Health Group, Inc. ......................          280,551
         132 * Rehab Care Group................................            5,709
      11,823 * Renal Care Group, Inc. .........................          257,150
       8,889 * Respironics, Inc. ..............................          218,336
       1,900 * Ribozyme Pharmaceuticals, Inc. .................           27,075
          78 * RightCHOICE Managed Care, Inc., Class A.........            2,267
         248 * Staar Surgical Co. .............................            3,441
       5,961 * Star Scientific, Inc. ..........................           17,510
      16,417 * Steris Corp. ...................................          246,255
       9,858 * Texas Biotech Corp. ............................           87,243
       5,493 * Titan Pharmaceuticals, Inc. ....................          197,748
      18,137 * Total Renal Care Holdings.......................          191,572
       3,666 * Trimeris, Inc. .................................          250,663
       2,793 * Trizetto Group, Inc. ...........................           48,528
       2,236 * Tularik, Inc. ..................................           61,770
      15,125 * US Oncology, Inc. ..............................           71,844
       1,711 * Ventiv Health...................................           18,714
      13,262 * VISX, Inc. .....................................          217,994
       1,717   Vital Signs, Inc. ..............................           56,983
                                                                  --------------
                                                                       8,789,064
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.43%
       5,641   Bandag, Inc. ...................................          215,416
       8,358   Cummins Engine Co., Inc. .......................          295,142
      12,151   Federal Signal Corp. ...........................          260,487
       5,242 * Terex Corp. ....................................           68,146
       6,306   Wabash National Corp. ..........................           47,689
                                                                  --------------
                                                                         886,880
                                                                  --------------
               HOME BUILDERS - 1.44%
      11,815   Centex Corp. ...................................          417,956
      17,197   Clayton Homes, Inc. ............................          173,045
         155 * Crossmann Communities...........................            2,984
      14,415   D R Horton, Inc. ...............................          267,578
       5,744 * Del Webb Corp. .................................          139,292
      11,663 * Fairfield Communities, Inc. ....................          162,553
      12,710   Kaufman & Broad Home Corp. .....................          398,776
       6,051   M.D.C. Holdings, Inc. ..........................          169,806
       2,593 * NVR, Inc. ......................................          235,963
       5,165 * Palm Harbor Homes, Inc. ........................           81,349
       7,544   Pulte Corp. ....................................          291,387

--------------------------------------------------------------------------------

 26                                              November 30, 2000
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HOME BUILDERS - Continued
       5,074   Ryland Group, Inc. .............................   $      177,590
       8,699   Standard Pacific Corp. .........................          179,417
       6,632 * Toll Brothers, Inc. ............................          264,451
                                                                  --------------
                                                                       2,962,147
                                                                  --------------
               HOSPITAL MANAGEMENT - 0.80%
      20,527 * Beverly Enterprises, Inc. ......................          112,900
      15,629 * Coventry Health Care, Inc. .....................          332,116
         205 * DVI, Inc. ......................................            3,395
       8,560 * Eclipsys Corp. .................................          201,160
       7,015 * Lifepoint Hospitals, Inc. ......................          277,531
      10,654 * Orthodontic Centers of America..................          323,615
         647 * Simione Central Hldgs, Inc. ....................            1,941
       4,494 * Sunrise Assisted Living, Inc. ..................          120,495
       6,998 * Triad Hospitals, Inc. ..........................          209,065
      14,562   Ventas, Inc. ...................................           65,529
                                                                  --------------
                                                                       1,647,747
                                                                  --------------
               HOSPITAL SUPPLIES - 0.76%
       3,639   Arrow International, Inc. ......................          135,324
       3,700 * ArthroCare Corp. ...............................           60,125
      13,637 * Bio-Technology General Corp. ...................           92,050
       2,633 * Closure Medical Corp. ..........................           75,699
       6,516 * Coherent, Inc. .................................          188,964
       4,102 * CONMED Corp. ...................................           58,966
       4,956   Datascope Corp. ................................          163,238
       3,135   Diagnostic Products Corp. ......................          141,075
       7,612 * Immunomedics, Inc. .............................          145,104
       8,645 * Isis Pharmaceuticals, Inc. .....................           78,886
       9,039   Owens & Minor, Inc. ............................          126,546
      18,566 * PSS World Medical, Inc. ........................           58,019
       7,064 * Scott Technologies, Inc. .......................          140,839
       1,562 * SonoSight, Inc. ................................           25,187
      10,350 * Theragenics Corp. ..............................           43,988
      10,388 * Vasomedical, Inc. ..............................           28,567
                                                                  --------------
                                                                       1,562,577
                                                                  --------------
               HOUSEHOLD PRODUCTS - 0.55%
         875   Bush Industries, Inc. ..........................           10,992
      10,400   Church & Dwight Co., Inc. ......................          220,350
       4,801 * Cost Plus, Inc. ................................          128,427
       6,319   Libbey, Inc. ...................................          180,092
       9,525 * Linens 'N Things, Inc. .........................          261,342
       1,535 * Tuesday Morning Corp. ..........................            7,579
      17,512   Tupperware Corp. ...............................          319,594
                                                                  --------------
                                                                       1,128,376
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HUMAN RESOURCES - 0.50%
       1,515 * Hall Kinion & Associates, Inc. .................   $       26,133
       4,477 * Heidrick & Struggles International..............          221,611
       3,273 * HotJobs.com, Ltd. ..............................           39,276
       2,957   Kelly Services, Inc., Class A...................           69,859
       8,311 * Kforce.com, Inc. ...............................           38,958
       8,472 * Korn/Ferry International........................          263,691
       9,271 * Labor Ready, Inc. ..............................           27,813
      21,602 * Modis Professional Services.....................           81,008
       2,507 * Probusiness Services, Inc. .....................           81,164
      17,608 * Spherion Corp. .................................          185,985
                                                                  --------------
                                                                       1,035,498
                                                                  --------------
               INFORMATION PROCESSING - 0.80%
       3,342 * About.Com.......................................           56,187
       5,380 * Administaff, Inc. ..............................          183,243
       6,512 * Advent Software, Inc. ..........................          320,716
       2,029 * BSQUARE Corp. ..................................           21,939
       5,210 * CACI International..............................          115,271
       3,082 * CAIS Internet, Inc. ............................            3,178
         345 * Caminus Corp. ..................................            8,453
       5,928 * Complete Business Solutions.....................           66,690
       4,612 * CyLink Corp. ...................................           15,854
       1,659 * F.Y.I., Inc. ...................................           48,318
         443 * Fritz Companies, Inc. ..........................            2,921
       7,400 * High Speed Access...............................           12,950
       1,449 * Indus International, Inc. ......................            4,483
       5,378 * InfoUSA Inc., Class B...........................           13,613
         835 * Intercept Group, Inc. ..........................           18,683
       2,630 * Interlink Electronics, Inc. ....................           52,600
      11,613 * Internet Pictures Corp. ........................           21,049
       2,459 * Internet.Com....................................           18,135
       4,720 * Intraware, Inc. ................................           14,160
       4,084 * Juno Online Service.............................            9,444
       3,887 * Jupiter Media Metrix, Inc. .....................           36,198
      10,058 * Looksmart, Ltd. ................................           40,861
       1,671 * MCSi, Inc. .....................................           39,373
       3,073 * National Info Consortiuium, Inc. ...............            6,338
         490 * Netguru, Inc. ..................................            2,052
       2,455 * NetScout Systems, Inc. .........................           40,661
         993 * Netsolve, Inc. .................................            7,323
       5,670 * Network Commerce, Inc. .........................            7,619
       1,560 * NHancement Technologies, Inc. ..................           20,670
       1,825 * Novadigm, Inc. .................................           15,627
       5,137 * NYFIX, Inc. ....................................          128,425

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - Continued
       2,293 * Persistence Software, Inc. ....................   $       15,263
       1,094 * Procom Technology, Inc. .......................           13,880
       3,023 * Ramp Networks..................................           11,336
       7,786 * Rare Medium Group, Inc. .......................           20,438
       6,359 * Sipex Corp. ...................................          158,975
       6,796 * Stamps.Com, Inc. ..............................           17,840
      10,651 * Starbase Corp. ................................           32,619
         207 * Systemax, Inc. ................................              311
       2,301 * Tanning Technology Corp. ......................           11,793
       3,420 * US Interactive.................................            1,389
       7,343 * Xybernaut Corp. ...............................           18,358
                                                                 --------------
                                                                      1,655,236
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               2.67%
       4,270 * 24/7 Media, Inc. ..............................            5,070
       5,094 * Accrue Software, Inc. .........................           11,142
      14,642 * Actuate Corp. .................................          296,728
       5,843 * Allaire Corp. .................................           31,405
       4,227 * Appliedtheory Corp. ...........................            4,490
       2,031 * AremisSoft Corp. ..............................           75,654
       6,946 * Aspen Technology, Inc. ........................          167,137
         960 * Avenue A, Inc. ................................            2,339
       9,297 * AXENT Technologies, Inc. ......................          163,859
       5,438 * Be Free, Inc. .................................           12,915
       9,093 * Bindview Development Corp. ....................           69,050
       2,713 * Bluestone Software, Inc. ......................           43,069
       2,752 * Bottomline Tech................................           47,472
       3,963 * Brio Technology................................           16,347
       7,748 * Broadbase Software, Inc. ......................           42,372
          49 * Brokat AG - ADR................................              686
         884 * Caldera Systems, Inc. .........................            1,768
       3,244 * Calico Commerce, Inc. .........................            5,272
          81 * Centillium Communications......................            1,463
       6,521 * Cerner Corp. ..................................          318,714
         698 * Chordiant Software, Inc. ......................            2,138
      10,157 * Ciber, Inc. ...................................           57,133
       4,825 * Clarent Corp. .................................           57,900
       3,408 * Clarus Corp. ..................................           25,986
         995 * Click2Learn.com................................           10,261
         503 * Corillian Corp. ...............................            5,219
       2,688 * CoStar Group, Inc. ............................           59,976
      11,471 * Cyber-Care, Inc. ..............................           32,621
       4,203 * Cybersource Corp. .............................           12,872

--------------------------------------------------------------------------------

 November 30, 2000                                              27
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               Continued
         288 * Cysive, Inc. ..................................   $        1,953
       1,844 * Daleen Technologies, Inc. .....................            7,376
       2,760 * Data Return Corp. .............................           15,698
       1,708 * Digimarc Corp. ................................           29,036
       1,389 * Digital Impact, Inc. ..........................            4,080
       6,353 * DSL.NET, Inc. .................................            6,750
       4,491 * EGain Communications Corp. ....................           11,368
         466 * Embarcadero Technologies, Inc. ................           14,912
       9,490 * E-Medsoft.com..................................           10,676
       1,234 * Emerge Interactive, Inc., Class A..............            6,787
         375 * Envision Development Corp. ....................              961
         130 * Eplus, Inc. ...................................            1,276
         613 * Eprice Corp. ..................................            1,858
       5,954 * Exchange Applications, Inc. ...................            8,745
       4,154 * F5 Networks, Inc. .............................          103,331
         969 * Firepond, Inc. ................................            6,828
       4,464 * First Consulting Group, Inc. ..................           23,715
       2,735 * Great Plains Software, Inc. ...................          128,032
       6,724   HNC Software, Inc. ............................          154,652
       1,495 * Ibeam Broadcasting Corp. ......................            2,523
       6,070 * Informatica Corp. .............................          424,141
         869 * Interactive Intelligence, Inc. ................           21,942
      11,484 * Interliant, Inc. ..............................           76,440
      15,509 * Intertrust Technologies Corp. .................           62,036
       4,405 * InterWorld Corp. ..............................            5,506
       3,739 * IntraNet Solutions, Inc. ......................          138,343
      10,151 * IXL Enterprises, Inc. .........................           12,689
      11,836 * J.D. Edwards & Co. ............................          300,339
         980 * Level 8 Systems, Inc. .........................            7,350
         744 * Loudeye Technologies, Inc. ....................            1,535
       8,927 * Mail.Com, Inc. ................................            9,206
       2,526 * Mapinfo Corp. .................................           83,674
       1,230 * Matrixone, Inc. ...............................           13,530
       2,864 * Mediaplex, Inc. ...............................            3,580
       6,254 * Mercator Software, Inc. .......................           19,544
       7,760 * Microstrategy, Inc. ...........................           71,780
       3,880 * Multex.com, Inc. ..............................           35,769
         317 * Neon System....................................            1,952
       2,996 * Net Perceptions, Inc. .........................            8,426
         830 * Net.Genesis Corp. .............................            2,542
       5,832 * NetIQ Corp. ...................................          468,018
       1,223 * Netobjects, Inc. ..............................            1,567
         677 * Netsoil International, Inc. ...................            6,601
       6,264 * New Era of Networks, Inc. .....................           35,235

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               Continued
       1,922 * Niku Corp. ....................................   $       15,857
       1,042 * Nuance Communications, Inc. ...................           31,846
       1,106 * Numerical Technologies, Inc. ..................           17,281
       4,552 * Objective Systems Integrator...................           79,945
       1,405 * Onvia.com......................................            2,020
       6,427 * Onyx Software Corp. ...........................           91,986
         157 * Opus360 Corp. .................................               74
       1,097 * OTG Software, Inc. ............................           20,432
       2,951 * Primus Knowledge Solutions.....................           22,133
       7,858 * Puma Technology, Inc. .........................           54,024
       4,622 * Purchasepro.com, Inc. .........................           64,130
       3,990 * Quintus Corp. .................................           11,845
       3,616 * Rainbow Technologies, Inc. ....................           61,924
       1,076 * Register.com...................................            6,322
       9,547 * Retek, Inc. ...................................          199,294
         809 * Saba Software, Inc. ...........................           11,023
       7,710 * SAGA Systems, Inc. ............................           86,256
       3,270 * Sanchez Computer Associates....................           37,605
       3,992 * SeaChange International, Inc. .................           93,064
       5,592 * Secure Computing Corp. ........................           65,357
         593 * Seebeyond Technology Corp. ....................            5,115
         954 * Selectica, Inc. ...............................           19,378
         159 * Sequoia Software Corp. ........................              338
       3,527 * SERENA Software, Inc. .........................          112,203
       2,690 * Silverstream Software, Inc. ...................           48,756
       2,360 * Sonic Foundry, Inc. ...........................            6,638
       5,632 * Sonicwall, Inc. ...............................           92,928
       2,077 * Tumbleweed Communications Corp. ...............           30,895
       2,498 * Unigraphics Solutions, Inc. ...................           39,344
         865 * Versata, Inc. .................................            6,488
       3,505 * Via Networks, Inc. ............................           23,221
       2,491 * Viador, Inc. ..................................            3,892
       9,374 * Viant Corp. ...................................           41,011
       2,685 * WatchGuard Technologies, Inc. .................           61,084
         648 * Websense, Inc. ................................            7,786
       3,219 * Webtrend Corp. ................................           83,090
       1,658 * Xpedior, Inc. .................................            1,451
       4,967 * Zomax, Inc. ...................................           23,593
                                                                 --------------
                                                                      5,512,989
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER HARDWARE -
               1.33%
       2,218 * Act Manufacturing, Inc. .......................           44,775
       1,530 * Adept Technology, Inc. ........................           23,332
       8,764 * Artesyn Technologies, Inc. ....................          301,262

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - COMPUTER HARDWARE -
               Continued
         855 * Caliper Technologies Corp. ....................   $       37,886
       6,775 * Cobalt Networks, Inc. .........................          258,296
          90   CompX International, Inc. .....................            1,103
      16,890 * Concurrent Computer............................          167,317
         397 * CyberOptics Corp. .............................            7,295
       2,147 * DDI Corp. .....................................           47,234
       3,116 * Electronics Boutique Holdings Co. .............           51,804
       3,567 * Emachines, Inc. ...............................            2,341
       1,809 * Extended Systems, Inc. ........................           35,276
       1,481 * Gazoox Networks, Inc. .........................            4,536
       5,520 * Hutchinson Technology, Inc. ...................           85,560
       2,954 * Immersion Corp. ...............................           28,432
       1,481 * Integrated Circuit Systems.....................           23,511
      71,580 * Iomega Corp. ..................................          343,584
         863 * JNI Corp.......................................           34,520
      15,044 * Maxtor Corp. ..................................           89,324
       7,699 * MEMC Electronic Materials, Inc. ...............           55,818
       4,614 * Mercury Computer Systems, Inc. ................          143,899
      13,135 * Micron Electronics, Inc. ......................           69,780
       3,677 * MIPS Technologies, Inc. .......................           99,279
       3,162 * Netopia, Inc. .................................           13,735
       7,837 * Nx Networks....................................            8,327
         927 * PC Connection, Inc. ...........................           16,049
       2,625 * Photon Dynamics................................           57,750
         120 * Pixelworks, Inc. ..............................            2,888
      20,308 * Quantum Corp Hard Disk Drive...................          177,695
       6,218 * Radiant Systems, Inc. .........................          124,360
       1,280 * SBS Technologies, Inc. ........................           35,360
      42,154 * Silicon Graphics, Inc. ........................          168,616
       6,928 * Silicon Image, Inc. ...........................           44,166
       1,335 * SMARTDISK Corp. ...............................            5,257
       1,513 * Vertex Interactive, Inc. ......................           16,643
      35,397 * Western Digitial Corp. ........................          115,040
                                                                 --------------
                                                                      2,742,050
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER SERVICES -
               1.24%
       2,964 * Acacia Research Corp. .........................           58,168
         697 * Agency.Com, Ltd. ..............................            4,072
       7,896 * Answerthink, Inc. .............................           43,921
       2,031 * Breakaway Solutions, Inc. .....................            4,823
       1,971 * Buy.com, Inc. .................................            1,970
      11,935 * Cambridge Technology Partner...................           27,972
         205 * Carreker Corp. ................................            4,714
         210 * C-Bridge Internet Solutions....................              905
       2,133 * Cnet Networks, Inc. ...........................           45,592

--------------------------------------------------------------------------------

 28                                              November 30, 2000
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - COMPUTER SERVICES -
               Continued
       1,228 * Cognizant Tech Solution........................   $       45,435
       9,090 * Computer Horizons Corp. .......................           31,815
          66 * Coolsavings.com, Inc. .........................               87
       6,441 * Datastream Systems.............................           63,001
       4,403 * Digital River, Inc. ...........................           15,411
         864 * Digital Think, Inc. ...........................            9,450
       1,826 * Digitas, Inc. .................................           10,157
         801 * EBENX, Inc. ...................................            7,810
      11,331 * Eloyalty Corp. ................................           69,402
       2,043 * Espeed, Inc. ..................................           28,347
       5,223   Factset Research Systems, Inc. ................          167,658
       1,766 * Firstworld Communications, Inc., Class B.......            1,766
       3,630 * Forrester Research, Inc. ......................          136,352
       5,868 * Frontline Capital Group........................           74,084
       8,589 * FutureLink Corp. ..............................            7,247
      17,281 * Gartner Group, Inc., Class A...................          146,889
       5,339 * GlobalNet Financial.com........................           12,013
       5,252 * Globix Corp. ..................................           13,787
         769 * Gric Communications, Inc. .....................            1,538
       9,224 * Igate Capital Corp. ...........................           36,896
         295 * Inforte Corp. .................................            5,292
       8,488 * INTERWOVEN, Inc. ..............................          467,371
       3,192 * IVillage, Inc. ................................            3,990
       3,917 * Keynote Systems, Inc. .........................           71,485
         702 * Lante Corp. ...................................            1,404
       3,968 * Latitude Communications, Inc. .................           19,840
       2,726 * Lifeminders, Inc. .............................           15,675
          86 * LivePerson, Inc. ..............................              108
         961 * Management Network Group, Inc. ................            7,388
         965 * Mcafee.Com Corp. ..............................            5,850
         172 * META Group.....................................              903
       6,632   National Data Corp. ...........................          217,198
       6,343 * Netegrity, Inc. ...............................          292,967
         165 * Netpliance, Inc. ..............................              165
         715 * Netratings, Inc. ..............................           10,368
       6,433 * Netzero, Inc. .................................            7,237
       1,119 * Organic, Inc. .................................            2,308
       2,699 * PC-Tel, Inc. ..................................           27,159
          66 * PEC Solutions, Inc. ...........................              462
       4,161 * Pegasus Solutions, Inc. .......................           41,220
         679 * Predictive Systems, Inc. ......................            5,984
       6,983 * Presstek, Inc. ................................           90,343
       3,986 * Prodigy Communications Corp. ..................            9,965

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - COMPUTER SERVICES -
               Continued
       6,824 * Sagent Technology, Inc. .......................   $       17,487
       4,214 * Source Information Mgmt Co. ...................           21,070
       2,850 * Startek, Inc. .................................           46,313
       2,487 * SVI Holdings, Inc. ............................            2,537
       4,308 * Syntel, Inc. ..................................           34,464
       3,702 * The viaLink Co. ...............................            7,520
          53 * UPROAR, Ltd. ..................................               80
       1,584 * Vicinity Corp. ................................            4,406
       4,180 * Zixit Corp. ...................................           47,286
                                                                 --------------
                                                                      2,557,127
                                                                 --------------
               INFORMATION PROCESSING - CONSUMER SOFTWARE -
               0.24%
       2,318 * 3DFX Interactive, Inc. ........................            6,229
       8,702 * Caprock Communications Corp. ..................           43,509
       7,349 * Digital Courier Tech, Inc. ....................           21,358
         726 * Extensity, Inc. ...............................            5,672
       4,665 * Imrglobal Corp. ...............................           26,824
       2,935 * Interact Commerce Corp. .......................           23,113
       1,255 * ITXC Corp. ....................................            7,942
         158 * Lightspan, Inc. ...............................              257
          69 * MarketWatch.com, Inc. .........................              311
       7,669 * MTI Technology.................................           44,576
       8,860 * Open Market, Inc. .............................           12,459
       3,094 * Prosofttraining.com............................           26,589
         102 * Scientific Learning Corp. .....................              434
       3,370 * SCM Microsystems, Inc. ........................          115,633
         793 * Switchboard, Inc. .............................            3,073
       3,100 * Tenfold Corp. .................................            3,972
       3,925 * Tricod Systems, Inc. ..........................           29,438
       6,794 * Verity, Inc. ..................................           98,938
       3,010 * Worldgate Communication, Inc. .................           21,258
                                                                 --------------
                                                                        491,585
                                                                 --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 3.38%
      11,101 * A.C. Nielson...................................          251,853
       3,271 * ADAC Laboratories..............................           60,104
      13,020 * Advanced Digital Info Corp. ...................          192,247
       5,934   Analysts International Corp. ..................           29,669
       8,248 * Anixter Internationall, Inc. ..................          153,619
       9,226 * Avant! Corp. ..................................          146,463
       3,085 * Barra, Inc. ...................................          176,616
       3,912 * Bell & Howell Co. .............................           68,460

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               DATA SERVICES - Continued
       4,801 * Black Box Corp. ................................   $      268,256
       1,590 * Braun Consulting, Inc. .........................            8,049
       2,194 * Brooktrout Technology, Inc. ....................           23,174
       6,667 * CCC Information Services........................           55,419
       7,404 * Computer Network Technology.....................          173,994
         454 * Davox Corp. ....................................            3,689
       9,832 * Documentum, Inc. ...............................          377,918
       1,217 * Dot Hill Systems Corp. .........................            3,651
       4,253 * Excalibur Technologies Corp. ...................           94,629
       5,340 * EXcelon Corp. ..................................           26,366
       2,838   Fair Issac & Co., Inc. .........................          118,664
       9,514 * FileNet Corp. ..................................          249,148
       2,620 * Geoworks Corp. .................................            5,404
       8,091 * Hyperion Solutions Corp. .......................          106,194
       5,019 * IDX Systems Corp. ..............................          131,121
       5,241 * Infocus Corp. ..................................          162,471
       4,439 * Information Architects Corp. ...................           13,317
      11,253 * Inprise Corp. ..................................           56,617
       6,589 * JDA Software Group, Inc. .......................           79,892
       3,297 * Kronos, Inc. ...................................          113,747
       4,078 * Learning Tree International.....................          140,946
      22,061 * Legato Systems, Inc. ...........................          201,307
         822 * Manhattan Associates, Inc. .....................           32,880
       7,056 * Manugistics Group, Inc. ........................          534,492
       1,375 * Media 100, Inc. ................................            3,352
      17,172 * Mentor Graphics Corp. ..........................          405,689
       4,838 * MetaCreations Corp. ............................           22,678
       4,245 * MICROS Systems, Inc. ...........................           89,145
          34 * Mount10 Holding AG..............................              875
       8,047 * Mynd Corp. .....................................           77,955
       3,083 * Network Peripherals, Inc. ......................           20,618
       8,478 * Oak Technology, Inc. ...........................          102,796
      11,472 * Paxar Corp. ....................................           96,078
      10,508 * Perot System Corp. .............................          110,334
       9,581 * Phoenix Technologies, Ltd. .....................          136,529
      10,333 * Pinnacle Systems, Inc. .........................           91,705
      10,808 * Progress Software Corp. ........................          139,829
       4,877 * Project Software & Development..................           48,465
       2,818 * QRS Corp. ......................................           20,519
       3,275 * Radisys Corp. ..................................           86,583
       4,104 * Sciquest.com, Inc. .............................            8,080
      20,867 * Sonicblue, Inc. ................................          117,377
         946 * SPSS, Inc. .....................................           15,195

--------------------------------------------------------------------------------

 November 30, 2000                                              29
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               DATA SERVICES - Continued
      21,634 * Storage Technology Corp. .......................   $      197,410
       9,356 * Structural Dynamic Research.....................           96,484
       4,745 * Sykes Enterprises, Inc. ........................           22,835
       9,782 * Systems & Computer Technology...................          119,218
      10,948 * Technology Solutions Co. .......................           20,870
       9,062 * The Profit Recovery
               Group International.............................           55,222
       8,193 * Transaction Systems Architects, Class A.........          113,678
      42,741 * VASCO Data Security International...............          205,691
       2,671 * Volt Information Sciences, Inc. ................           49,414
      11,914 * Wave Systems Corp. .............................           64,038
       6,457 * Xircom, Inc. ...................................           93,223
       6,436 * Zebra Technologies Corp., Class A...............          269,508
                                                                  --------------
                                                                       6,961,769
                                                                  --------------
               INFORMATION PROCESSING - NETWORKING - 0.59%
       5,704 * Advanced Radio Telecom Corp. ...................           11,765
       4,905 * Ask Jeeves, Inc. ...............................           43,838
       9,034 * Avocent Corp. ..................................          415,564
       7,889 * Banyan Systems, Inc. ...........................           30,077
       3,784 * Concord Communications, Inc. ...................           24,123
       1,976 * Crossroads Systems..............................            9,633
      16,584 * Digital Island, Inc. ...........................           70,482
       2,388 * EpicEdge, Inc. .................................            2,388
       2,194 * GoAmerica, Inc. ................................           11,244
       6,466 * Hypercom Corp. .................................           22,227
       6,259 * International Fibercom, Inc. ...................           73,152
       2,439 * Intrusion.Com, Inc. ............................           20,427
       3,157 * Marimba.........................................           16,377
       2,088 * Metasolv Software, Inc. ........................           17,226
         860 * Metawave Communications Corp. ..................            7,041
       1,544 * Net2phone, Inc. ................................           18,625
       8,523 * Netro Corp. ....................................           82,034
       3,518 * Network Access Solutions Corp. .................            1,649
         481 * Nucentrix Broadban Networks.....................            5,411
       2,601 * Osicom Technologies, Inc. ......................           39,015
       4,021 * Packeteer, Inc. ................................           53,027
       3,561 * Paradyne Networks, Inc. ........................            8,903
       6,440 * Remedy Corp. ...................................          103,845
       2,169 * Savvis Communications Corp. ....................            3,389
         960 * Smartserv Online, Inc. .........................            8,010

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - NETWORKING - Continued
       6,805 * Softnet Systems, Inc. ..........................   $       13,823
       8,620 * StarMedia Network, Inc. ........................           26,938
       1,449 * U S Wireless Corp. .............................            7,426
         359 * Ulticom, Inc. ..................................           11,353
       2,250 * Unify Corp. ....................................              984
       2,419 * Universal Access, Inc. .........................           24,492
       2,354 * VelocityHSI, Inc. ..............................              662
       6,516 * Vertel Corp. ...................................           19,344
       6,038 * Visual Networking, Inc. ........................           13,963
                                                                  --------------
                                                                       1,218,457
                                                                  --------------
               INSURANCE - CASUALTY - 0.56%
       3,147   Baldwin & Lyons, Inc., Class B..................           59,597
       6,727   Commerce Group, Inc. ...........................          167,334
       3,380   E.W. Blanch Holdings, Inc. .....................           51,756
      10,662   HCC Insurance Holdings, Inc. ...................          259,886
       2,739   Mercury General Corp. ..........................          105,623
       2,792   Midland Co. ....................................           80,139
         132 * Philadelphia Consolidated Holding Co. ..........            3,506
       4,679 * PICO Holdings, Inc. ............................           56,148
       1,657   Pma Capital Corp. ..............................           27,548
      10,574   Reliance Group Holdings, Inc. ..................              496
       2,266 * RLI Corp. ......................................           90,923
      10,250   Selective Insurance Group, Inc. ................          206,281
         253   State Auto Financial Corp. .....................            3,447
       3,115 * Stewart Information Services....................           46,920
                                                                  --------------
                                                                       1,159,604
                                                                  --------------
               INSURANCE - LIFE - 0.32%
       1,745   Kansas City Life Insurance Co. .................           59,657
         542 * National Western Life Insurance Co., Class A....           47,696
       6,430   Presidential Life Corp. ........................           98,861
       4,375   StanCorp Financial Group, Inc. .................          189,219
      10,085 * UICI............................................           69,334
       5,716   W. R. Berkley Corp. ............................          205,062
                                                                  --------------
                                                                         669,829
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 0.95%
       7,826   Brown & Brown, Inc. ............................          247,497
       9,741   Crawford & Co., Class B.........................          116,892
      10,476   Fidelity National Financial.....................          250,769
       7,937   Fremont General Corp. ..........................           21,331

   NUMBER
  OF SHARES                                                  MARKET VALUE

--------------------------------------------------------------------------
               INSURANCE - MISCELLANEOUS - Continued
       9,381   Gallagher, Arthur J & Co. ................   $      553,479
       3,476   Harleysville Group, Inc. .................           85,162
         275   Hilb, Rogal & Hamilton Co. ...............           10,948
       3,075   Liberty Corp. ............................          115,889
      14,130 * Mid Atlantic Med Services, Inc. ..........          300,263
      16,461   Ohio Casualty Corp. ......................          135,289
       3,097   SCPIE Holdings, Inc. .....................           64,456
       2,594   Zenith National Insurance Corp. ..........           64,202
                                                            --------------
                                                                 1,966,177
                                                            --------------
               INSURANCE - MULTILINE - 0.81%
       7,772   Alfa Corp. ...............................          142,810
         801 * Alleghany, Corp. .........................          152,290
       3,993   American International Group, Inc. .......          387,071
         215   American National Insurance Co. ..........           14,996
       4,768   Argonaut Group, Inc. .....................           85,228
       4,646   CNA Surety Corp. .........................           54,591
       4,020 * Delphi Financial Group, Inc., Class A.....          142,208
       6,849   FBL Financial Group, Inc., Class A........           99,739
         151   Great American Financial Resources........            2,718
      11,258   Horace Mann Educators Corp. ..............          185,757
       4,307   LandAmerica Financial Group...............          129,210
       1,171 * Markel Corp. (Holding Co.)...................       174,333
       6,210 * Medical Assurance, Inc. ..................           90,433
                                                            --------------
                                                                 1,661,384
                                                            --------------
               LEISURE TIME - 1.06%
         209 * American Classic Voyages Co. .............            2,742
       4,496 * Anchor Gaming.............................          169,724
       6,200 * Bally Total Fitness Holding Corp. ........          173,600
       9,993 * Boyd Gaming Corp. ........................           38,723
      20,114   Callaway Golf Co. ........................          355,766
         526 * Cheap Tickets, Inc. ......................            3,764
       1,780 * Churchill Downs, Inc. ....................           50,396
       5,008 * Dollar Thrifty Automotive.................           87,640
      13,597 * Etoys, Inc. ..............................           19,546
       9,058 * Handleman Co. ............................           63,406
       4,756 * JAKKS Pacific, Inc. ......................           36,265
         689 * Meade Instruments Corp. ..................            5,857
       6,300 * Pinnacle Entertainment, Inc. .............          132,694
       6,502   Polaris Industries, Inc. .................          239,355
       1,803 * Research Frontiers........................           28,735

--------------------------------------------------------------------------------

 30                                              November 30, 2000
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               LEISURE TIME - Continued
       4,824 * Scotts Co. .....................................   $      152,559
       1,778 * Speedway Motorsports............................           34,338
       8,371 * Station Casinos, Inc. ..........................          155,910
       4,813 * Travelocity.com, Inc. ..........................           57,154
       7,118 * Vail Resorts, Inc. .............................          161,935
       6,090   Winnebago Industries, Inc. .....................           73,841
       8,476 * WMS Industries, Inc. ...........................          148,860
                                                                  --------------
                                                                       2,192,810
                                                                  --------------
               LODGING - 0.55%
      12,120 * Choice Hotels International, Inc. ..............          141,653
       4,319   Deltic Timber Corp. ............................           87,730
      18,988 * Extended Stay America, Inc. ....................          236,163
       1,157 * Hotel Reservations, Inc., Class A...............           29,142
       6,506   Marcus Corp. ...................................           95,150
      12,422   Meristar Hospitality Corp. .....................          233,689
       2,806 * NS Group, Inc. .................................           17,453
      13,742 * Prime Hospitality Corp. ........................          140,856
       4,515 * Sodexho Marriott Hotel..........................           93,686
      43,958 * Wyndham International, Inc. ....................           65,937
                                                                  --------------
                                                                       1,141,459
                                                                  --------------
               MACHINE TOOLS - 0.23%
       9,651   Milacron, Inc. .................................          147,177
       4,833 * PRI Automation, Inc. ...........................           86,088
       8,034   Roper Industries, Inc. .........................          248,050
                                                                  --------------
                                                                         481,315
                                                                  --------------
               MACHINERY - AGRICULTURE - 0.16%
      13,251   AGCO Corp. .....................................          129,197
       4,059   Lindsay Manufacturing Co. ......................           80,165
       3,737   Toro Co. .......................................          124,956
                                                                  --------------
                                                                         334,318
                                                                  --------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.74%
       3,922 * Astec Industries, Inc. .........................           42,896
       3,632 * CDI Corp. ......................................           54,480
       3,262   Columbus McKinnon Corp. ........................           33,232
      14,605   Foster Wheeler Corp. ...........................           58,420
       5,150   Granite Construction, Inc. .....................          143,234
       7,695 * Insituform Technologies, Inc., Class A..........          262,111
       5,772 * Jacobs Engineering Group, Inc. .................          250,000

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               MACHINERY - CONSTRUCTION & CONTRACTS -
               Continued
       6,372   Kaman Corp., Class A...........................   $       74,075
      12,508   Lennar Corp. ..................................          396,347
         775 * Nationsrent, Inc. .............................            1,356
       5,814   Sauer-Danfoss, Inc. ...........................           42,152
       7,100 * United Rentals, Inc. ..........................          110,494
       6,503 * Washington Group International.................           54,056
                                                                 --------------
                                                                      1,522,853
                                                                 --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 2.26%
       7,216   AAR Corp. .....................................           74,865
      10,400   Actuant Corp., Class A.........................           37,700
       5,095 * Albany International Corp., Class A............           49,995
       5,575   Applied Industrial Tech., Inc. ................           98,956
       1,634 * Applied Science & Technology...................           18,689
       6,816 * Asyst Technologies, Inc. ......................           73,698
       7,375   Baldor Electric Co. ...........................          158,563
          79 * Blount International, Inc. ....................              662
       2,851   Briggs & Stratton Corp. .......................          105,843
       6,045   Burlington Coat Factory Warehouse..............           81,985
         103   Carbo Ceramics, Inc. ..........................            2,678
       5,203   Exide Corp. ...................................           47,152
       9,786 * Flowserve Corp. ...............................          204,894
       1,191   Franklin Electric Co., Inc. ...................           76,373
       5,474 * Gardner Denver, Inc. ..........................           91,005
       2,711 * GaSonics International Corp. ..................           36,429
       5,576   Graco, Inc. ...................................          202,479
       5,371   Helix Technology Corp. ........................          126,554
       6,195   Hughes Supply, Inc. ...........................           90,137
       7,772   IDEX Corp. ....................................          251,133
       4,441 * Ionics, Inc. ..................................           99,367
      11,473   JLG Industries, Inc. ..........................          167,076
      12,614 * Kulicke & Soffa Industries.....................          117,862
       6,327   Lilly Industries, Inc., Class A................          193,764
       9,832   Lincoln Electric Holdings, Inc. ...............          173,289
       6,880   Manitowoc Co., Inc. ...........................          172,000
       8,810   Newport News Shipbuilding......................          485,651
       7,392   Nordson Corp. .................................          207,438
       5,741   Regal-Beloit Corp. ............................           88,986
       2,265   Robbins & Myers, Inc. .........................           53,794
         845 * Rudolph Technologies, Inc. ....................           20,491
       7,462 * Speedfam-ipec, Inc. ...........................           42,907
       3,366 * SPS Technologies, Inc. ........................          165,565

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - Continued
       7,688   Stewart & Stevenson Services....................   $      162,409
       9,259 * Stillwater Mining Co. ..........................          311,936
         337   Tecumseh Products Co., Class A..................           13,796
       2,490   Tennant Co. ....................................          110,805
      13,343   Timken Co. .....................................          179,297
       5,948   Watts Industries, Inc., Class A.................           59,852
                                                                  --------------
                                                                       4,656,075
                                                                  --------------
               MEDICAL TECHNOLOGY - 3.56%
       2,060 * ABIOMED, Inc. ..................................           48,023
       1,973 * Aclara Biosciences, Inc. .......................           23,058
       6,952 * Albany Molecular................................          337,171
       3,039 * Alexion Pharmaceuticlas, Inc. ..................          254,705
       3,873 * Allscripts, Inc. ...............................           42,118
       5,271 * ARAID Pharamaceuticlas, Inc. ...................           38,873
         478 * Aspect Medical Systems, Inc. ...................            4,122
       1,656 * ATS Medica, Inc. ...............................           21,113
       9,848 * Avant Immunotherapeutics, Inc. .................           78,168
       3,216 * Avigen, Inc. ...................................          110,751
       4,060 * Aviron..........................................          215,180
       2,123 * Biocryst Pharmaceuticals, Inc. .................           17,515
       3,304 * BioMarin Pharmaceutical, Inc. ..................           32,214
       4,909 * Biomatrix, Inc. ................................           98,794
       2,140 * Biopure Corp. ..................................           48,150
       2,470 * Bio-Rad Laboratories, Inc., Class A.............           81,510
       3,122 * Biosite Diagnostics, Inc. ......................          116,880
         144 * Bone Care International, Inc. ..................            3,393
       5,175 * CardioDynamics International....................           22,964
       7,739 * Cell Genesys, Inc. .............................          153,813
       5,843 * Cell Therapeutics, Inc. ........................          249,788
      10,253 * Celsion Corp. ..................................           14,098
       1,533 * Cerus Corp. ....................................           91,597
       1,579 * ChromaVision Medical
               Systems, Inc. ..................................            7,106
       1,573 * Collateral Therapeutics, Inc. ..................           45,617
       5,469 * Connetics Corp. ................................           26,320
         442 * CryoLife, Inc. .................................           18,260
       6,229 * CuraGen Corp. ..................................          211,397
       3,480 * CV Therapeutics, Inc. ..........................          243,818
       6,330 * Cyberonics......................................          140,051
       7,236 * Dendrite International, Inc. ...................          122,560
       2,616 * Diametrics Medical, Inc. .......................           17,658
       2,291 * DiGene Corp. ...................................           75,746

--------------------------------------------------------------------------------

 November 30, 2000                                              31
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MEDICAL TECHNOLOGY - Continued
       1,005 * Endocare, Inc. .................................   $       13,128
       3,368 * Entremed, Inc. .................................           59,151
       6,569 * Enzo Biochem, Inc. .............................          187,217
      10,314 * Enzon, Inc. ....................................          575,650
       1,846 * Exelixis, Inc. .................................           26,767
       6,421 * Gene Logic, Inc. ...............................          103,539
       5,028 * Genome Therapeutics.............................           58,451
       7,243 * Haemonetics Corp. ..............................          174,737
       2,271 * Hyseq, Inc. ....................................           27,536
      10,144 * IDEXX Laboratories, Inc. .......................          230,776
       2,701 * IGEN International, Inc. .......................           27,685
       1,206 * II-VI, Inc. ....................................           18,919
      16,777 * Imatron, Inc. ..................................           23,593
       2,551 * INAMED Corp. ...................................           72,704
       1,186 * Intermune Pharmaceuticals.......................           54,556
       2,062 * I-STAT Corp. ...................................           38,405
       1,897 * Lexicon Genetics, Inc. .........................           25,017
       1,026 * Luminex Corp. ..................................           27,189
       4,596 * Maxim Pharmaceuticals, Inc. ....................          149,945
       1,580 * Maxygen.........................................           47,696
       4,390 * Myriad Genetics, Inc. ..........................          307,849
       4,184 * NABI, Inc. .....................................           19,874
       3,471 * Nanogen, Inc. ..................................           35,795
       6,981 * Nexell Therapeutics, Inc. ......................           23,561
       3,102 * Novoste Corp. ..................................           79,683
       6,055 * On Assignment, Inc. ............................          151,753
         895 * Oratec Interventions, Inc. .....................            7,384
         890 * Orchid Biosciences, Inc. .......................            8,900
       9,029 * Organogenesis, Inc. ............................           61,487
       2,041 * Packard Bioscience Co. .........................           19,390
         104 * Paradigm Genetics, Inc. ........................              988
      17,502 * Peregrine Pharmaceuticals, Inc. ................           24,065
       8,860 * PER-SE Technologies.............................           24,088
       2,161 * Res-Care, Inc. .................................            9,387
       8,024 * ResMed, Inc. ...................................          281,342
       6,789 * SciClone Pharmaceuticals, Inc. .................           27,156
       1,074 * Sequenom, Inc. .................................           16,311
          71 * Sonic Innovations, Inc. ........................              297
      11,089 * Sunrise Technologies, Inc. .....................           40,891
         640 * SurModics, Inc. ................................           28,240
       3,808 * Syncor International............................          114,240
       5,834 * Targeted Genetics Corp. ........................           49,589
       4,524 * Thermo Cardiosystems, Inc. .....................           36,192
       2,179 * Thoratec Laboratories Corp. ....................           22,880

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MEDICAL TECHNOLOGY - Continued
       4,782 * Transkaryotic Therapies, Inc. ..................   $      182,015
       3,037 * United Therapeutics Corp. ......................          147,105
       6,555 * Varian Medical Systems, Inc. ...................          385,926
       3,593 * Ventana Medical Systems, Inc. ..................          101,727
       4,146 * Vical, Inc. ....................................           61,154
       3,693   West Pharmaceutical Services....................           84,016
         961 * Zoll Medical Corp. .............................           34,956
                                                                  --------------
                                                                       7,343,433
                                                                  --------------
               MERCHANDISE - DRUG - 0.21%
         105 * Allos Therapeutics, Inc. .......................              905
       4,168 * Duane Reade, Inc. ..............................          118,007
       6,000   Longs Drug Stores Corp. ........................          119,250
       3,562 * MGI Pharma, Inc. ...............................           72,131
      18,195 * Perrigo Co. ....................................          127,365
                                                                  --------------
                                                                         437,658
                                                                  --------------
               MERCHANDISE - SPECIALTY - 1.76%
       2,803 * Advanced Energy Industries......................           55,183
         427   Advanced Marketing Services, Inc. ..............            7,605
      13,167   American Greetings Corp., Class A...............          120,971
       6,717 * Ames Department Stores, Inc. ...................           13,433
       5,029 * APAC Teleservices, Inc. ........................           15,400
       5,399   Arctic Cat, Inc. ...............................           61,751
       6,284 * Avid Technology, Inc. ..........................          113,505
      11,024 * Barnes & Noble, Inc. ...........................          299,026
       4,113 * Barnesandnoble.com, Inc. .......................           10,283
      14,442 * Boyds Collection, Ltd. .........................          122,757
      13,838   Caseys General Stores, Inc. ....................          162,597
      10,308   Cash America International......................           43,809
       7,807 * Central Garden & Pet Co. .......................           66,847
      25,777 * Charming Shoppes, Inc. .........................          144,996
       9,769 * Copart, Inc. ...................................          166,073
       7,605 * Earthshell Corp. ...............................           23,766
       1,001 * Expedia, Inc., Class A..........................           13,826
       4,873 * Fossil, Inc. ...................................           72,486
       6,106 * GOTO.Com........................................           69,456
       5,662 * Guitar Center, Inc. ............................           64,405
       2,497   Hancock Holding Co. ............................           78,968
      36,431 * Hanover Direct, Inc. ...........................            9,108
      35,162   Ikon Office Solutions, Inc. ....................          105,486
         304 * International Specialty
               Products, Inc. .................................            1,786
       5,378 * Mechanical Technology, Inc. ....................           20,504
       6,889 * Michaels Stores, Inc. ..........................          175,670
       8,270 * Musicland Stores Corp. .........................           53,755
       6,465 * Nu Skin Asia Pacific, Inc., Class A.............           29,901

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISE - SPECIALTY - Continued
      29,766 * OfficeMax, Inc..................................   $       70,694
       1,279 * Parkervision, Inc. .............................           50,201
      31,050 * Petsmart, Inc. .................................           83,447
       7,177 * Rayovac Corp. ..................................          101,824
       6,797 * Rent-Way, Inc. .................................           25,914
       2,914   Russ Berrie and Co., Inc. ......................           61,558
       6,883 * Seitel, Inc. ...................................           96,362
       8,481 * Sitel Corp. ....................................           19,612
       8,796 * Sotheby's Holdings, Inc., Class A...............          189,664
       2,152   South Jersey Industries, Inc. ..................           63,215
       7,716   Spiegel, Inc., Class A..........................           38,821
       4,881 * SportsLine.com, Inc. ...........................           38,438
      10,208   Sturm, Ruger & Co., Inc. .......................           81,664
      11,112 * Sunglass Hut International......................           80,562
      10,148 * Twinlab Corp. ..................................           16,808
       1,493 * Ultimate Electronis, Inc. ......................           40,498
       8,482 * United Stationers, Inc. ........................          218,412
       2,381 * Whitehall Jewellers.............................           16,221
       1,867 * Yankee Candle Co. ..............................           23,921
       7,758 * Zale Corp. .....................................          186,192
                                                                  --------------
                                                                       3,627,381
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 0.58%
       2,466 * 99 Cents Only Stores............................           57,335
       1,070 * Alexander's, Inc. ..............................           74,699
       6,320   Blyth, Inc. ....................................          168,665
      18,924 * Borders Group, Inc. ............................          242,464
      21,291   Dillards, Inc., Class A.........................          234,201
         787 * Neiman Marcus Group, Inc., Class A..............           23,708
      25,673   Pier 1 Imports, Inc. ...........................          284,008
       8,065 * Stein Mart, Inc. ...............................          112,406
                                                                  --------------
                                                                       1,197,486
                                                                  --------------
               MERCHANDISING - FOOD - 0.69%
       7,162 * CEC Entertainment, Inc. ........................          239,032
         193   Farmer Brothers Co. ............................           35,898
      10,624   Fleming Companies, Inc. ........................          125,496
       4,563   Great Atlantic & Pacific Tea Co. ...............           37,360
       6,318 * IHOP Corp. .....................................          125,965
       8,007   Ingles Markets, Inc., Class A...................           77,067
       7,931   Ruddick Corp. ..................................           96,163
       6,749 * Smart & Final, Inc. ............................           51,883
       9,800 * Smithfield Foods, Inc. .........................          276,850
       6,051 * Whole Foods Market, Inc. .......................          355,118
                                                                  --------------
                                                                       1,420,832
                                                                  --------------

--------------------------------------------------------------------------------

 32                                              November 30, 2000
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - MASS - 0.44%
       2,756 * Coldwater Creek, Inc. ..........................   $       69,417
       4,261 * Factory 2-U Stores, Inc. .......................          156,059
       8,097 * Insight Enterprises, Inc. ......................          178,134
          37 * Pricesmart, Inc. ...............................            1,098
         206 * SCP Pool Corp. .................................            5,562
       7,021 * ShopKo Stores, Inc. ............................           42,565
      33,444 * Venator Group, Inc. ............................          449,404
                                                                  --------------
                                                                         902,239
                                                                  --------------
               METALS - ALUMINUM - 0.08%
         258   Century Aluminum Co. ...........................            1,854
       7,314 * Kaiser Aluminum Corp. ..........................           35,199
       8,034   Tredegar Corp. .................................          136,578
                                                                  --------------
                                                                         173,631
                                                                  --------------
               METALS - COPPER - 0.06%
       4,131   Southern Peru Copper Corp. .....................           51,121
       4,975 * Wolverine Tube, Inc. ...........................           64,675
                                                                  --------------
                                                                         115,796
                                                                  --------------
               METALS - MISCELLANEOUS - 0.61%
       4,543   Brush Engineered Materials......................           86,884
       4,331   Commercial Metals Co. ..........................          106,110
      32,894 * Freeport-McMoRan Copper & Gold, Class B.........          265,208
       5,939   Kennametal, Inc. ...............................          170,375
         129   Penn Engineering &
               Manufacturing Corp. ............................            4,910
      12,828   Precision Castparts Corp. ......................          452,989
       4,292 * RTI International Metals, Inc. .................           56,064
      11,195 * Steel Dynamics, Inc. ...........................          111,950
                                                                  --------------
                                                                       1,254,490
                                                                  --------------
               METALS - STEEL - 0.75%
      14,612   AK Steel Holding Corp. .........................          133,334
      34,663 * Bethlehem Steel Corp. ..........................           77,991
       4,987   Carpenter Technology Corp. .....................          165,506
       3,125   Cleveland-Cliffs, Inc. .........................           61,914
       2,158   Gibraltar Steel Corp. ..........................           29,403
      13,239   Harsco Corp. ...................................          282,156
       6,372   Ryerson Tull, Inc. .............................           47,790
      26,198   LTV Corp. ......................................           13,099
       9,129   Metals USA, Inc. ...............................           22,823
      11,024 * Mueller Industries, Inc. .......................          253,552

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               METALS - STEEL - Continued
       6,024   National Steel Corp., Class B...................   $       10,542
       4,299   Quanex Corp. ...................................           81,144
       4,166   Reliance Steel & Aluminium Co. .................           99,984
       5,801   Valmont Industries, Inc. .......................          106,593
       1,679 * Weirton Steel Corp. ............................            2,519
      16,085   Worthington Industries, Inc. ...................          147,781
                                                                  --------------
                                                                       1,536,131
                                                                  --------------
               MISCELLANEOUS - 0.60%
       2,480 * AMERCO, Inc. ...................................           46,190
       4,828 * Aurora Biosciences Corp. .......................          153,893
       1,400 * Bacou U.S.A., Inc. .............................           34,038
      14,438 * Brightpoint, Inc. ..............................           78,507
       7,641 * Cadiz, Inc. ....................................           58,501
      12,435 * Catalytica, Inc. ...............................          146,111
       1,448 * Coorstek, Inc. .................................           35,295
       3,311 * Drugstore.com, Inc. ............................            5,794
       1,418 * Harbor Global Co., Ltd. ........................            6,159
       3,140 * Key3Media Group, Inc. ..........................           32,970
         379 * Mobile Mini, Inc. ..............................            7,485
       4,786 * MP3.com, Inc. ..................................           28,716
         413 * Protection Onc, Inc. ...........................              387
       7,571   Regis Corp. ....................................          118,770
       2,663 * Universal Display Corp. ........................           26,297
      25,205   USEC, Inc. .....................................          114,998
         171   Valhi, Inc. ....................................            2,191
       5,405 * Ventro Corp. ...................................           10,303
       6,342 * Veritas DGC, Inc. ..............................          155,775
      10,035   Wabtec..........................................           90,315
         354 * Women.com Networks, Inc. .......................              155
       2,376   Woodward Governor Co. ..........................           89,843
                                                                  --------------
                                                                       1,242,693
                                                                  --------------
               MOBILE HOMES - 0.20%
      11,144 * Champion Enterprises, Inc. .....................           34,824
       4,592   Coachmen Industries, Inc. ......................           39,319
       7,300   Fleetwood Enterprises, Inc. ....................           91,250
       5,588   McGrath Rentcorp................................           99,886
       4,678 * Monaco Coach Corp. .............................           70,755
       3,321   Thor Industries, Inc. ..........................           68,081
                                                                  --------------
                                                                         404,115
                                                                  --------------
               MULTIMEDIA - 0.10%
          50   Liberty Livewire Corp. .........................              450
       6,723   Meredith Corp. .................................          206,312
                                                                  --------------
                                                                         206,762
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               NATURAL GAS - DIVERSIFIED - 0.58%
       8,114   Atmos Energy Corp. .............................   $      203,863
       4,697   Laclede Gas Co. ................................          106,857
       4,671   New Jersey Resources Corp. .....................          188,008
      10,081 * Southern Union Co. .............................          212,331
       7,856   Southwest Gas Corp. ............................          153,192
       8,270   UGI Corp. ......................................          183,491
         147 * Universal Compression Holdings..................            4,833
       6,100   Western Gas Resources, Inc. ....................          148,306
                                                                  --------------
                                                                       1,200,881
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 0.31%
       2,721 * Belco Oil and Gas Corp. ........................           23,299
      15,889   Cross Timbers Oil Co. ..........................          315,794
         645 * Meridian Resource Corp. ........................            3,910
      17,845   Pennzoil-Quaker State Co. ......................          210,794
       9,166 * Tesoro Petroleum Corp. .........................           86,504
                                                                  --------------
                                                                         640,301
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 0.42%
       7,452 * Barrett Resources Corp. ........................          287,833
       2,050 * Cal Dive International, Inc. ...................           40,230
       2,594 * Drill Quip......................................           59,500
         163 * Gulf Island Fabrication, Inc. ..................            2,588
         201 * Key Production Company, Inc. ...................            4,849
       6,400 * Lone Star Technologies, Inc. ...................          170,240
       4,275 * Maverick Tube Corp. ............................           54,239
      18,075 * Parker Drilling Co. ............................           72,300
         278   RPC.............................................            3,545
         376   SEMCO Energy, Inc. .............................            5,922
       6,437 * Syntroleum Corp. ...............................           99,774
       7,152 * TransMontaigne, Inc. ...........................           21,456
       3,121 * Trico Marine Services, Inc. ....................           42,719
                                                                  --------------
                                                                         865,195
                                                                  --------------
               OIL - SERVICES - 0.44%
       9,757 * Friede Goldman Halter, Inc. ....................           39,638
         882 * Horizon Offshore, Inc. .........................           14,002
      20,100 * Key Energy Services, Inc. ......................          145,725
       6,332 * McMoRan Exploration Co. ........................           66,486
       6,939 * Oceaneering International, Inc..................          110,590
       6,143 * Offshore Logistics, Inc. .......................          113,262
       1,050 * Pure Resources, Inc. ...........................           18,506
         930 * Superior Energy Services, Inc. .................            8,370
      10,200 * Unova, Inc. ....................................           40,800
       7,390 * UTI Energy Corp. ...............................          165,351
       7,382   York International Corp. .......................          192,855
                                                                  --------------
                                                                         915,585
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              33
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL/GAS PRODUCERS - 1.87%
       2,885 * Atwood Oceanics, Inc. ..........................   $       91,057
       2,362 * Basin Exploration, Inc. ........................           47,682
       4,997   Berry Petroleum Co., Class A....................           76,828
       7,778 * Brown, Tom, Inc. ...............................          208,061
       7,482   Cabot Oil & Gas Corp., Class A..................          148,704
         125 * Callon Petroleum Co. ...........................            1,757
      22,141 * Chesapeake Energy Corp. ........................          128,695
         316 * Clayton Williams Energy, Inc. ..................            6,893
         875 * Comstock Resources, Inc. .......................            7,547
         341 * Denbury Resources, Inc. ........................            2,430
      14,608 * EEX Corp. ......................................           49,302
       1,734 * Evergree Resources, Inc. .......................           47,468
       2,820 * Forcenergy, Inc. ...............................           56,224
       8,085 * Forest Oil Corp. ...............................          100,052
         577 * Frontier Oil Corp. .............................            3,246
      46,148 * Grey Wolf, Inc. ................................          178,824
       4,180 * Houston Exploration Company.....................          110,770
       3,382 * HS Resources, Inc. .............................          109,704
      13,108 * Input/Output, Inc. .............................          104,864
       5,212 * Louis Dreyfus Natural Gas Corp. ................          168,087
         232   Midcoast Energy Resources Inc. .................            4,524
       5,628   Mitchell Energy & Development, Class A..........          262,406
       7,021 * Nuevo Energy Co. ...............................          112,336
         955   Patina Oil & Gas Corp. .........................           17,130
       8,788 * Patterson Energy, Inc. .........................          204,870
         146   Penn Virginia Corp. ............................            3,969
       2,867 * Pennaco Energy, Inc. ...........................           33,150
      24,791 * Pioneer Natural Resources Corp. ................          359,470
       5,437 * Plains Resources, Inc. .........................           98,546
      10,547   Pogo Producing Co. .............................          238,626
         308 * Prima Energy Corp. .............................           11,704
          58 * Prize Energy Corp. .............................              943
         592 * Spinnaker Exploration Co. ......................           15,392
       7,386   St. Mary Land & Exploration.....................          169,878
       4,647 * Stone Energy Corp. .............................          233,512
       6,011 * Swift Energy Co. ...............................          184,087
       2,906 * Unit Corp. .....................................           36,870
      11,822   Vintage Petroleum, Inc. ........................          226,835
                                                                  --------------
                                                                       3,862,443
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.68%
       7,071 * Buckeye Technologies, Inc. .....................           89,271
       6,640   Caraustar Industries, Inc. .....................           58,515
       7,141   Glatfelter, P.H. Co. ...........................           82,122

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PAPER/FOREST PRODUCTS - Continued
      13,585   Longview Fibre Co. .............................   $      182,548
      20,699   Louisiana Pacific Corp. ........................          146,187
         352   Pope & Talbot, Inc. ............................            4,708
       7,001   Potlatch Corp. .................................          219,219
       9,174   Rayonier, Inc. .................................          327,397
       4,307   Schweitzer-Mauduit, Inc. .......................           74,834
       3,971   Standard Register Co. ..........................           47,652
         126 * Thermo Fibertek, Inc. ..........................              520
       3,929   Universal Forest Products, Inc. ................           50,340
      13,713   Wausau-Mosinee Paper Corp. .....................          119,132
                                                                  --------------
                                                                       1,402,445
                                                                  --------------
               PHOTOGRAPHY - 0.18%
       4,269 * Concord Camera Corp. ...........................           85,380
       5,625 * Photronics, Inc. ...............................           91,406
      13,342   Polaroid Corp. .................................          100,065
       5,851 * Ultratech Stepper, Inc. ........................          102,758
                                                                  --------------
                                                                         379,609
                                                                  --------------
               POLLUTION CONTROL - 0.37%
       9,417   Calgon Carbon Corp. ............................           52,971
       6,492 * Cuno, Inc. .....................................          186,645
       2,672   Mine Safety Appliances Co. .....................           63,627
      18,351 * Newpark Resources, Inc. ........................          138,779
       8,808 * Tetra Tech, Inc. ...............................          307,730
         726 * URS Corp. ......................................           10,073
                                                                  --------------
                                                                         759,825
                                                                  --------------
               PROFESSIONAL SPORTS - 0.03%
       2,739 * Championship Auto Racing Teams..................           60,943
                                                                  --------------
               PUBLISHING - NEWS - 0.32%
       5,556   Hollinger International, Inc. ..................           79,868
      14,726   Lee Enterprises, Inc. ..........................          411,408
       1,226 * Martha Stewart Living, Class A..................           27,508
       2,095   Media General, Inc., Class A....................           74,477
       7,550 * Network Equipment Technologies..................           53,794
         180   Pulitzer, Inc. .................................            7,416
                                                                  --------------
                                                                         654,471
                                                                  --------------
               PUBLISHING/PRINTING - 0.92%
       7,079   Banta Corp. ....................................          161,931
      10,139   Bowne & Co., Inc. ..............................           81,746
       8,093   Harland, John H. Co. ...........................          103,186
       5,099   Houghton Mifflin Co. ...........................          186,751
       1,644 * Information Holdings, Inc. .....................           34,113

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PUBLISHING/PRINTING - Continued
       9,344   John Wiley & Sons, Inc., Class A................   $      186,880
      10,474 * Journal Register Co. ...........................          176,094
       2,854   McClatchy Co., Class A..........................          115,587
       4,262   New England Business Service....................           67,393
       5,375 * R.H. Donnelley Corp. ...........................          122,953
       3,598 * Scholastic Corp. ...............................          261,755
       8,670 * Topps Co., Inc. ................................           85,616
       9,287 * ValueVision International, Class A..............          143,949
      10,187   Wallace Computer Services, Inc. ................          158,535
                                                                  --------------
                                                                       1,886,489
                                                                  --------------
               RAILROAD - 0.09%
      13,376 * Wisconsin Central Transport.....................          187,264
                                                                  --------------
               REAL ESTATE - 0.78%
       8,813   Brandywine Realty Trust.........................          172,955
      21,354 * Catellus Development Corp. .....................          392,380
       5,728 * CB Richard Ellis Services, Inc. ................           86,278
       9,634   Cousins Properties, Inc. .......................          265,537
         316   Entertainment Properties Trust..................            3,654
       4,332   Forest City Enterprises, Inc., Class A..........          172,630
       5,577 * Insignia Financial Group, Inc. .................           60,301
       7,568   LNR Property Corp. .............................          156,090
      14,395   Republic Bancorp, Inc. .........................          113,357
       3,755   SL Green Realty Corp. ..........................          102,558
       3,434 * Tejon Ranch Co. ................................           77,093
                                                                  --------------
                                                                       1,602,833
                                                                  --------------
               REAL ESTATE INVESTMENT TRUSTS - 5.88%
       2,854   Alexandria Real Estate Equities.................          104,171
      14,354   Allied Capital Corp. ...........................          293,360
       1,672   American Industrial Properties REIT.............           22,050
       5,506   Amli Residential Properties.....................          110,808
       7,619   Arden Realty, Inc. .............................          186,189
       4,191   Bedford Prpty Investors, Inc. ..................           82,772
       4,660   Boykin Lodging Co. .............................           40,484
      11,770   BRE Properties, Inc., Class A...................          377,376
       8,778   Burnham Pacific Properties......................           41,696
       7,352   Cabot Industrial Trust..........................          139,688
      11,943   Camden Property Trust...........................          370,979
       5,935   Capital Automotive REIT.........................           74,558
       5,921   CBL & Associates Properties.....................          135,813
       5,036   CenterPoint Properties Corp. ...................          232,915

--------------------------------------------------------------------------------

 34                                              November 30, 2000
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS - Continued
       5,551   Chateau Communities, Inc. ......................   $      152,653
       4,135   Chelsea GCA Realty, Inc. .......................          145,759
       6,759   Colonial Properties Trust.......................          169,820
       9,836   Commercial Net Lease Realty.....................           98,360
      10,721   Cornerstone Reality Income......................          115,251
      24,130 * Corrections Corp. of America....................            9,049
       2,413 * Crestline Capital Corp. ........................           57,761
      16,025   Developers Diversified Realty...................          194,303
       4,528   EastGroup Properties, Inc. .....................           89,711
      13,170   Equity Inns, Inc. ..............................           74,904
       4,180   Essex Property Trust, Inc. .....................          219,711
      10,726   Federal Realty Investment Trust.................          206,476
       4,657   Felcor Lodging Trust, Inc. .....................          103,036
      10,114   First Industrial Reality Trust..................          323,648
         170   First Washington Realty Trust...................            4,314
       7,348   Franchise Finance Corp. ........................          161,197
       6,809   Gables Residential Trust........................          175,757
       8,216   Glenborough Reality Trust, Inc. ................          125,294
       6,599   Glimcher Reality Trust..........................           80,838
       1,745   Great Lakes REIT, Inc. .........................           28,793
      13,140   Health Care Property Investors..................          358,065
       7,400   Health Care REIT, Inc. .........................          124,875
      10,567   Healthcare Realty Trust, Inc. ..................          189,546
       8,149   Highwoods Properties, Inc. .....................          177,750
       4,923   Home Properties of New York, Inc. ..............          141,229
      10,662   Hospitality Properties Trust....................          230,566
      24,877   HRPT Properties Trust...........................          158,591
      19,522 * Indymac Mortgage Holdings, Inc. ................          400,201
       5,328   Innkeepers USA Trust............................           53,613
      10,069   IRT Property Co. ...............................           81,181
       8,810   JDN Reality Corp. ..............................           92,505
       8,636 * Jones Lang Lasalle, Inc. .......................          120,364
       3,559   JP Reality, Inc. ...............................           54,720
       7,250   Kilroy Realty Corp. ............................          194,844
       1,692   Kimco Reality Corp., Class D....................           43,569
       7,358   Koger Equity, Inc. .............................          114,509
         225   LaSalle Hotel Properties........................            3,150
         359   Lexington Corp. Propertries.....................            4,039
       7,959   Macerich Co. ...................................          152,713
       5,686   Manufactured Home Communities...................          144,282
      22,412 * Meditrust.......................................           58,832
       5,271   Mid-America Apartment Communities...............          112,009
       5,825   Mills Corp. ....................................           97,569

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS - Continued
       4,583   National Golf Properties, Inc. .................   $       90,514
       6,111   National Health Investors, Inc. ................           38,576
      12,270   Nationwide Health Properties....................          165,645
      12,668   New Plan Excel Realty Trust.....................          172,602
       4,887   Pacific Gulf Properties, Inc. ..................          133,476
       3,139   Pan Pacific Retail Properties...................           64,938
       2,707   Parkway Properties, Inc. .......................           75,627
       4,758   Pennsylvania Real Estate Investors..............           90,402
       9,858   Prentiss Properties Trust.......................          247,066
         200   Prime Group Realty Trust........................            3,038
         778 * Prime Retail, Inc. .............................            2,772
       3,891   PS Business Parks, Inc. ........................          104,279
       7,061   Realty Income Corp. ............................          169,464
      10,757   Reckson Assoc Realty Corp. .....................          252,117
       9,248   Regency Realty Corp. ...........................          201,144
       8,914   RFS Hotel Investors, Inc. ......................          113,096
         227   Saul Centers, Inc. .............................            3,660
       9,940 * Security Capital Group, Inc. ...................          190,724
         274   Senior Housing Property Trust...................            2,517
       7,613   Shurgard Storage Centers, Inc., Class A.........          175,099
       4,941   Smith Charles E Reality, Inc. ..................          224,507
       3,355   Sovran Self Storage, Inc. ......................           60,809
       6,981   Storage USA, Inc. ..............................          190,669
       6,121   Summit Properties, Inc. ........................          148,052
       4,568   Sun Communities, Inc. ..........................          141,608
       9,516   Taubman Centers, Inc. ..........................           98,729
       7,434   Town & Country Trust............................          129,166
       6,712 * Trammell Crow Co. ..............................           80,125
      35,966   United Dominion Realty Trust....................          339,429
       9,350   Washington Real Estate Investors................          198,103
       7,062   Weingarten Realty Investors.....................          292,190
       4,707   Westfield America, Inc. ........................           60,603
                                                                  --------------
                                                                      12,118,962
                                                                  --------------
               RESTAURANTS - 1.28%
       6,851 * Applebees International, Inc. ..................          226,082
      10,408   Bob Evans Farms, Inc. ..........................          212,713
         151 * Buca, Inc. .....................................            2,388
      13,130 * CBRL Group, Inc. ...............................          284,757
       6,854 * Cheesecake Factory..............................          296,864
       9,905 * Consolidated Products, Inc. ....................           74,288
      10,802 * Jack in the Box, Inc. ..........................          291,654
         599 * Krispy Kreme Doughnuts, Inc. ...................           41,930

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               RESTAURANTS - Continued
      11,621   Landry's Seafood Restaurants....................   $      104,589
       9,753   Lone Star Steakhouse & Saloon...................           77,414
       6,171   Luby's, Inc. ...................................           29,312
       5,400 * NPC International, Inc. ........................           55,350
       2,691 * O'Charley's, Inc. ..............................           46,756
         133 * P. F. Changs China Bistro, Inc. ................            4,888
       5,833 * Papa Johns International, Inc. .................          154,939
       1,954 * RARE Hospitality International..................           50,316
      16,892   Ruby Tuesday, Inc. .............................          256,547
      11,050 * Ryan's Family Steak Houses......................           98,069
       4,901 * Sonic Corp. ....................................          191,139
       5,341 * Triarc Companies Inc., Class A..................          134,193
                                                                  --------------
                                                                       2,634,188
                                                                  --------------
               SAVINGS & LOAN - 1.54%
       5,102   American Financial Holdings, Inc. ..............           96,299
         134   Andover Bancorp.................................            3,994
       6,772   Astoria Financial Corp. ........................          303,047
       8,886   Bay View Capital Corp. .........................           69,422
         272   Brookline Bancorp, Inc. ........................            2,975
      19,340   Capitol Federal Financial.......................          285,265
       5,365   Dime Community Bancshares.......................          109,647
       5,601   Downey Financial Corp. .........................          254,846
         223   F&M Bancorp/Frederick...........................            4,502
       3,681   First Financial Holdings, Inc. .................           61,427
       4,196   First Indiana Corp. ............................           95,984
       8,870   First Sentinel Bancorp, Inc. ...................           85,928
       5,761 * FirstFed Financial Corp. .......................          153,027
      10,395   MAF Bancorp, Inc. ..............................          228,690
       7,268   New York Community Bancorp, Inc. ...............          224,854
      12,203   Northwest Bancorp, Inc. ........................           97,624
       3,851   OceanFirst Financial Corp. .....................           80,390
         579   Peoples Bank of Bridgeport Connecticut..........           11,652
      10,928   Provident Bankshares Corp. .....................          203,534
      14,735   Seacoast Financial Services Co. ................          145,508
      10,572   Staten Island Bancorp, Inc. ....................          201,529
       5,633   United Community Financial Co. .................           37,319
      18,647   Washington Federal, Inc. .......................          425,676
                                                                  --------------
                                                                       3,183,139
                                                                  --------------
               SCHOOLS - 0.37%
       2,494 * Advantage Learning Systems, Inc. ...............           50,658
       1,335 * Bright Horizons Family Solutions................           37,881

--------------------------------------------------------------------------------

 November 30, 2000                                              35
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SCHOOLS - Continued
       3,120 * Career Education Corp. .........................   $      112,125
          93 * Corinthian Colleges, Inc. ......................            6,138
       2,311 * Edison Schools, Inc. ...........................           55,753
       7,327 * Education Management Corp. .....................          248,660
       5,472 * ITT Educational Services, Inc. .................          108,756
       3,009 * School Specialty, Inc. .........................           49,837
         491   Strayer Education, Inc. ........................           12,613
       6,571 * Sylvan Learning Systems, Inc. ..................           90,351
                                                                  --------------
                                                                         772,772
                                                                  --------------
               SECURITIES RELATED - 0.79%
       3,269   Dain Rauscher Corp. ............................          306,468
       7,069   Enhance Financial Services......................           94,106
       7,102   Investors Financial Services....................          468,732
       6,659 * LaBranche & Co., Inc. ..........................          154,822
       1,488   Liberty Financial Companies.....................           62,496
       7,713   Morgan Keegan, Inc. ............................          134,978
       3,228 * National Discount Brokers.......................          157,769
       8,825   Raymond James Financial, Inc. ..................          249,306
                                                                  --------------
                                                                       1,628,677
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.36%
       4,996 * ATMI, Inc. .....................................           77,438
       4,142 * Brooks Automation, Inc. ........................           93,777
         301 * Dupont Photomasks...............................           13,169
       4,450 * Elantec Semiconductor, Inc. ....................          167,709
       1,343 * HI/FN, Inc. ....................................           44,067
         508 * MKS Instruments, Inc. ..........................            7,684
       2,226 * Therma-Wave, Inc. ..............................           27,269
       7,418 * Varian Semiconductor Equipment..................          134,451
       5,531 * Veeco Instruments, Inc. ........................          177,683
                                                                  --------------
                                                                         743,247
                                                                  --------------
               SEMICONDUCTORS - 1.69%
       5,753 * Actel Corp. ....................................          130,520
       8,524 * Alliance Semiconductor Corp. ...................          111,344
       7,308 * Anadigics, Inc. ................................          116,014
       9,912 * Applied Micro Circuits Corp. ...................          480,112
       3,813 * AXT, Inc. ......................................          114,628
      11,652 * C-Cube Microsystems, Inc. ......................          176,237
      15,665 * Cirrus Logic, Inc. .............................          370,086
       7,024   Cohu, Inc. .....................................          100,092
       7,309 * Cymer, Inc. ....................................          146,180
       6,333 * Electroglas, Inc. ..............................           81,933

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - Continued
       6,906 * Emcore Corp. ...................................   $      230,488
       9,048 * ESS Technology, Inc. ...........................           84,260
      11,326 * Exar Corp. .....................................          284,566
       9,073 * FSI International, Inc. ........................           80,806
       1,665 * Ibis Technology Corp. ..........................           22,894
         154 * IXYS Corp. .....................................            2,002
       3,358 * Mattson Technology, Inc. .......................           31,901
       1,504 * Microsemi Corp. ................................           36,143
      13,071 * MRV Communications, Inc. .......................          191,163
         797 * NETsilicon, Inc. ...............................            2,441
       4,058 * Pericom Semiconductor Corp. ....................           63,406
       3,649 * PLX Technology, Inc. ...........................           56,560
       3,973 * Quicklogic Corp. ...............................           27,563
      10,200 * Silicon Valley Group, Inc. .....................          263,288
         785 * Supertex, Inc. .................................           15,357
       3,624 * Telcom Semiconductor, Inc. .....................           41,223
       4,890 * Three-Five Systems, Inc. .......................          135,086
         979 * White Electronic Designs Corp. .................            7,098
       3,183 * Zoran Corp. ....................................           83,355
                                                                  --------------
                                                                       3,486,746
                                                                  --------------
               TELECOMMUNICATIONS - 2.24%
       4,843   ABM Industries, Inc. ...........................          138,327
      10,186 * Adaptive Broadband Corp. .......................           71,938
       8,215   Adelphia Business Solutions.....................           27,212
       2,187 * AirGate PCS, Inc. ..............................           50,300
         861 * Airnet Communications Corp. ....................            7,048
       1,407 * Alamosa PCS Holdings, Inc. .....................           14,223
       1,539 * Alaska Communication Systems Holdings, Inc. ....           10,195
      12,995 * Allied Riser Commun. Corp. .....................           21,928
       1,170 * American Telesource International, Inc. ........              877
       5,142 * Anaren Microwave, Inc. .........................          195,395
       2,442 * Aperian, Inc. ..................................            4,730
      10,353 * Arch Wireless, Inc. ............................           11,323
       8,742 * AVT Corp. ......................................           44,529
       4,080 * Aware, Inc. ....................................           79,560
       2,526 * California Amplifier, Inc. .....................           34,890
       2,220 * Carrier Access Corp. ...........................           15,679
       2,150 * CELERITEK, Inc. ................................           77,366
         160 * Centennial Cellular Corp. ......................            2,720
       1,645 * Choice One Communications, Inc. ................           13,263
       5,429 * COM21, Inc. ....................................           36,646
       1,924 * Convergent Communications, Inc. ................            2,886

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
       3,962 * Corsair Communications, Inc. ...................   $       19,810
       3,406   CT Communication................................           58,541
       4,763 * CTC Communication...............................           24,708
       1,978 * Cypress Communications, Inc. ...................            1,854
       1,411 * Deltathree.Com, Class A.........................            2,381
       5,069 * Diamond Tech Partners, Inc. ....................          160,307
       1,873 * DSET Corp. .....................................            7,199
      15,896 * E. Spire Communication, Inc. ...................           16,393
       2,614 * Eglobe, Inc. ...................................              735
       4,787 * Electric Lightwave, Inc. .......................           22,738
       1,621 * Fibernet Telecom Group, Inc. ...................           13,779
      13,876 * General Communication, Inc. ....................           66,778
      17,048 * Glenayre Technologies, Inc. ....................           76,716
       1,601 * Golden Telecom, Inc. ...........................           17,711
         290   Hickory Tech Corp. .............................            5,891
       2,642 * Ibasis, Inc. ...................................           11,311
      12,320 * ICG Communications, Inc. .......................            3,850
       5,272 * IDT Corp. ......................................          137,072
       5,109 * Illuinet Holdings, Inc. ........................          123,893
       2,580 * Impsat Fiber Networks...........................           20,640
      17,104 * Intelect Communications.........................           11,759
       9,189 * Intelidata Technologies Corp. ..................           25,844
      12,621 * Intermedia Communications, Inc. ................          172,750
       5,736   Inter-Tel, Inc. ................................           52,520
       5,674   InterVoice-Brite Inc. ..........................           43,619
      12,975 * ITC/\Deltacom, Inc. ............................           65,686
       2,035 * LCC International, Inc. ........................           22,385
       6,271 * Leap Wireless Internatinal, Inc. ...............          194,401
       3,605 * Lightbridge, Inc. ..............................           30,192
       1,423 * Lodgenet Entertainment Corp. ...................           19,477
       2,007 * MCK Communications, Inc. .......................           11,666
       3,966 * Mediacom Communications Corp. ..................           57,011
       1,772 * Medicalogic/Medscape, Inc. .....................            4,098
       4,965 * Metricom, Inc. .................................           33,824
      17,396 * Metrocall, Inc. ................................           11,416
       7,776 * Motient Corp. ..................................           34,992
      12,316 * Mpower Communications Corp. ....................           31,175
       7,986 * Natural Microsystems Corp. .....................          130,771
       1,951 * Net2000 Communications, Inc. ...................            3,993
       2,007 * Network Plus Corp. .............................            7,025
       2,315   North Pittsburgh Systems........................           28,648
       4,073 * Pac-West Telecomm, Inc. ........................           16,547
      13,332 * Plantronics, Inc. ..............................          521,615
       9,755 * Price Communications Co. .......................          175,590
       6,214 * Primus Telecommunications Group.................           20,972

--------------------------------------------------------------------------------

 36                                              November 30, 2000
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
       6,928 * Proxim, Inc. ...................................   $      320,853
       2,498 * Quokka Sports, Inc. ............................            3,279
       5,478 * Razorfish, Inc. ................................           14,037
      14,877 * Rhythms Netconnections, Inc. ...................           16,272
       1,849 * Rural Cellular..................................           66,448
       5,480 * SBA Communications Corp. .......................          204,130
       6,013 * Somera Communications, Inc. ....................           51,486
       1,978 * Spectralink Corp................................           17,555
       4,058 * Superconductor Technologies.....................           18,515
       2,793 * Superior Telecom, Inc. .........................            7,855
       2,190 * Symmetricom, Inc. ..............................           23,269
      13,434 * Talk.com, Inc. .................................           26,868
         675 * Telaxis Communications Corp. ...................            1,392
       3,969 * Teligent, Inc. .................................            6,822
       1,687 * Telocity, Inc. .................................            3,005
      27,918 * Terremark Worldwide, Inc. ......................           34,898
       2,730 * Tollgrade Communications, Inc. .................          117,049
       3,778 * Tut Systems, Inc. ..............................           26,918
       2,206 * US LEC Corp. ...................................            7,997
       3,298 * ViaSat, Inc. ...................................           39,988
      12,813 * Viatel, Inc. ...................................           71,272
       1,404 * Vyyo, Inc. .....................................           12,373
      13,774 * Weblink Wireless, Inc. .........................           41,322
       6,752 * Westell Technologies, Inc., Class A.............           27,430
      14,581 * World Access, Inc. .............................           44,654
       8,607 * Worldpages.com, Inc. ...........................           19,904
       4,506 * Worldwide Xceed Group, Inc. ....................            2,535
       1,078 * Z-Tel Technologies, Inc. .......................            6,603
                                                                  --------------
                                                                       4,616,047
                                                                  --------------
               TEXTILE - PRODUCTS - 0.38%
       5,081   G & K Services, Inc., Class A...................          136,552
       7,313 * Mohawk Industries, Inc. ........................          173,227
       7,371   Russell Corp. ..................................          123,004
       2,971   Springs Industries, Inc., Class A...............           80,960
      13,494 * Unifi, Inc. ....................................          115,542
       8,462   Wellman, Inc. ..................................          110,006
       6,254   WestPoint Stevens, Inc., Class A................           39,869
                                                                  --------------
                                                                         779,160
                                                                  --------------
               TOBACCO - 0.17%
       8,693   Universal Corp. ................................          274,916
       4,091   Vector Group, Ltd. .............................           63,155
                                                                  --------------
                                                                         338,071
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TRUCKERS - 0.97%
       5,956 * American Freightways Corp. .....................   $      165,652
       5,577   Arnold Industries, Inc. ........................          104,917
       7,675   CNF Transportation, Inc. .......................          199,550
       2,008 * Forward Air Corp. ..............................           84,336
       8,239 * Heartland Express, Inc. ........................          169,929
       4,495 * Knight Transportation, Inc. ....................           75,291
       3,389 * Landstar System, Inc. ..........................          183,641
       2,483 * M.S. Carriers, Inc. ............................           49,815
       4,461   Roadway Express, Inc. ..........................           86,711
      12,260   Rollins Truck Leasing Corp. ....................           78,158
       9,852 * Swift Transportation Co., Inc. .................          166,868
       8,259   USFreightways Corp. ............................          215,766
       7,973   Werner Enterprises, Inc. .......................          112,619
       3,454 * Xtra Corp. .....................................          159,100
       7,030 * Yellow Corp. ...................................          127,419
                                                                  --------------
                                                                       1,979,772
                                                                  --------------
               TRUCKING & LEASING - 0.00%
         327 * Arkansas Best Corp. ............................            4,803
                                                                  --------------
               UTILITIES - COMMUNICATION - 0.11%
       3,575 * CFW Communications Co. .........................           67,925
       3,987 * Commonwealth Telephone Enterprises..............          142,784
                                                                  --------------
                                                                         210,709
                                                                  --------------
               UTILITIES - ELECTRIC - 2.17%
       4,414 * American Superconductor Corp. ..................          104,832
       5,749   Black Hills Corp. ..............................          196,184
       5,972   Cleco Corp. ....................................          279,564
      17,019   Conectiv, Inc. .................................          335,062
      15,649 * El Paso Electric Co. ...........................          214,391
       4,566   Empire District Electric Co. ...................          134,126
         210   Energy East Corp. ..............................            4,253
       8,579   Hawaiian Electric Industries, Inc. .............          291,686
       9,989   Idacorp, Inc. ..................................          500,699
       7,546   Kansas City Power & Light Co. ..................          195,724
       4,365   Madison Gas & Electric Co. .....................           94,393
       4,721   Minnesota Power.................................          107,993
       6,085   Northwestern Corp. .............................          133,870
       6,453   OGE Energy Corp. ...............................          142,773
       6,251   Otter Tail Power Co. ...........................          147,680
       9,432   Public Service Co. of New Mexico................          228,137
       9,845   RGS Energy Group, Inc. .........................          299,042

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - Continued
      18,132   Sierra Pacific Resources........................   $      286,712
       8,661   UniSource Energy Corp. .........................          127,208
       3,801   United Illuminating Co. ........................          175,321
       4,960   Western Resources, Inc. ........................          113,460
      12,376   Wgl Holdings, Inc. .............................          342,661
                                                                  --------------
                                                                       4,455,771
                                                                  --------------
               UTILITIES - GAS, DISTRIBUTION - 0.72%
      15,240   AGL Resources, Inc. ............................          342,899
       7,266   Energen Corp. ..................................          207,535
       6,628   Northwest Natural Gas Co. ......................          159,072
       1,972   NUI Corp. ......................................           56,942
       8,251   Piedmont Natural Gas Co., Inc. .................          272,799
       7,026 * Southwestern Energy Co. ........................           54,012
      16,117   Vectren Corp. ..................................          369,684
                                                                  --------------
                                                                       1,462,943
                                                                  --------------
               UTILITIES - GAS, PIPELINE - 0.19%
       8,413   ONEOK, Inc. ....................................          343,355
         741   Peoples Energy Corp. ...........................           30,474
                                                                  --------------
                                                                         373,829
                                                                  --------------
               UTILITIES - MISCELLANEOUS - 0.62%
       3,275 * Casella Waste Systems, Inc. ....................           12,485
       4,453   CH Energy Group, Inc. ..........................          181,460
      14,169 * Encompass Services Corp. .......................           51,363
      13,959   MDU Resources Group, Inc. ......................          424,005
       6,588 * Stericycle, Inc. ...............................          216,992
      11,095   Walter Industries, Inc. ........................           67,957
       3,545 * Waste Connections, Inc. ........................           88,625
       7,056   WPS Resources Corp. ............................          224,028
                                                                  --------------
                                                                       1,266,915
                                                                  --------------
               WATER SERVICES - 0.16%
       3,148   California Water Service Group..................           84,799
         812 * Azurix Corp. ...................................            4,872
         188   American States Water Co. ......................            6,333
       9,321   Philadelphia Suburban Corp. ....................          218,460
          42   S J W Corp. ....................................            4,724
                                                                  --------------
                                                                         319,188
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $223,858,286).............................      193,342,476
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              37
    AG SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
             PREFERRED STOCK - 0.05%
       1,447 Corrections Corp. of America.....................   $       11,757
       5,900 Price Enterprises, Inc. .........................           86,288
         689 Superior Trust I.................................            6,373
                                                                 --------------
             TOTAL PREFFERRED STOCK
             (Cost $124,986)..................................          104,418
                                                                 --------------
     PAR
    VALUE
 -----------

             SHORT TERM INVESTMENTS - 5.83%
             REPURCHASE AGREEMENT - BANKS - OTHER - 5.16%
 $10,632,000 State Street Bank, 6.43% dated 11/30/00, to be
             repurchased at $10,633,872 on 12/01/00,
             collateralized by U.S. Treasury Notes, 5.50%,
             02/15/08, with a par value of $10,825,000
             (Cost $10,632,000)...............................       10,632,000
                                                                 --------------
             U. S. TREASURY BILLS - 0.67%
             U.S. Treasury Bills:
     375,000  6.17% due 01/04/01..............................          372,806
      10,000  6.12% due 12/21/00..............................            9,966
     350,000  6.10% due 12/21/00..............................          348,806
     350,000  6.00% due 12/21/00..............................          348,826
     300,000  5.99% due 12/07/00..............................          299,697
                                                                 --------------
                                                                      1,380,101
                                                                 --------------
             TOTAL SHORT TERM INVESTMENTS
             (Cost $12,012,101)...............................       12,012,101
                                                                 --------------
             TOTAL INVESTMENTS
             (Cost $235,995,373) - 99.68%.....................      205,458,995
                                                                 --------------
             Other assets less liabilities - 0.32%............          655,243
                                                                 --------------
             NET ASSETS - 100.00%.............................   $  206,114,238
                                                                 --------------
             * Non-income producing

                                                                    UNREALIZED
CONTRACTS                                                          DEPRECIATION

-------------------------------------------------------------------------------
    FUTURES CONTRACTS PURCHASED(1)
    (Delivery month/Value at 11/30/00)
 44(2)Russell 2000 Index Futures
        (December/$449)........................................... $(1,062,400)
  8(3)S&P 500 Index Futures
        (December/$1,322).........................................    (390,259)
                                                                   -----------
                                                                   $(1,452,659)
                                                                   -----------

(1) U.S. Treasury Bills with a market value of approximately $1,035,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 500.
(3)  Per 250.

--------------------------------------------------------------------------------

 38                                              November 30, 2000
                   AG NASDAQ - 100(R) INDEX FUND (Unaudited)
                                  Total Return

                                Since Inception*
--------------------------------------------------------------------------------
                                    -29.50%

* October 2, 2000

                              [CHART APPEARS HERE]

OVERVIEW
A discussion with portfolio manager
Magali Azema-Barac, PhD, AGIM

The Fund commenced operations on October 2, 2000. It seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100(R) Index. The Fund invests in stocks that are included in the Nasdaq-100(R) Index. The Nasdaq-100(R) Index represents the largest and most active non-financial domestic and international securities listed on The Nasdaq Stock Market, based on market value (capitalization), adjusted quarterly. This includes major industry groups, such as computer hardware and software, telecommunications, retail and wholesale trade and biotechnology.

The Fund is sub-advised by American General Investment Management (AGIM). AGIM is among the fifty largest U.S. investment managers, according to Pension & Investments. AGIM was formed in 1998 as a successor to the investment management division of American General Corporation, and is an indirect wholly-owned subsidiary of American General Corporation. AGIM also provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors. As of 9/30/00, AGIM managed approximately $72.9 billion in total assets.

Investment decisions for the Fund are made by a team, chaired by Magali E. Azema-Barac. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Ms. Azema-Barac joined American General in September, 1999. From 1995 to 1999, she worked on the equity desk of USWest Investment Management Company in Englewood, Colorado, where she incepted and managed an enhanced equity portfolio.

Market Outlook

The Nasdaq 100(R) index return for the period ending November 30, 2000 is - 29.50%. Volatility should be the middle name for this index: daily, weekly, monthly and yearly volatility! This is apparent when looking at some of the past year returns. The Nasdaq 100(R) was able to generate daily positive return of 6% just to turn around and wipe out all gains with negative return of 7%. The same is true when looking at weekly and monthly returns.

                                Top 10 Holdings


   1. Nasdaq-100(R) Shares....  13.18%
   2. Cisco Systems, Inc. ....   6.91%
   3. Microsoft Corp. ........   5.91%
   4. Intel Corp. ............   5.09%
   5. QUALCOMM, Inc. .........   4.10%
   6. Oracle Corp. ...........   3.54%
   7. Sun Microsystems,
      Inc. ...................   2.99%
   8. JDS Uniphase Corp. .....   2.66%
   9. Veritas Software
      Corp. ..................   2.28%
  10. Siebel Systems, Inc. ...   1.95%

 Portfolio holdings are subject to change.






--------------------------------------------------------------------------------

 November 30, 2000                                              39
       AG NASDAQ - 100(R) INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 100.11%
               AIRLINES - 0.10%
         220 * Northwest Airlines Corp. .......................   $        5,541
                                                                  --------------
               APPAREL & PRODUCTS - 0.59%
         650 * Cintas Corp. ...................................           33,109
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.08%
         200   Herman Miller, Inc. ............................            4,725
                                                                  --------------
               BROADCASTING - 1.17%
         460 * Adelphia Communications Corp., Class A..........           12,794
       1,370 * Comcast Corp. Class A Special...................           52,659
                                                                  --------------
                                                                          65,453
                                                                  --------------
               CHEMICAL -
               MISCELLANEOUS - 0.17%
         270   Sigma Aldrich Corp. ............................            9,653
                                                                  --------------
               DRUGS - 5.02%
       1,540 * Amgen, Inc. ....................................           97,983
         580 * Biogen, Inc. ...................................           31,755
         820 * Chiron Corp. ...................................           33,518
         350 * Genzyme - Molecular Oncology....................           30,733
       2,400 * Immunex Corp. ..................................           89,250
                                                                  --------------
                                                                         283,239
                                                                  --------------
               ELECTRONIC EQUIPMENT - 0.40%
         820 * American Power Conversion.......................            9,635
         310   Molex, Inc. ....................................           12,729
                                                                  --------------
                                                                          22,364
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 2.06%
         780 * Concord Efs, Inc. ..............................           34,028
       1,690 * Metromedia Fiber Network, Inc. .................           19,752
       1,725 * Palm, Inc. .....................................           62,423
                                                                  --------------
                                                                         116,203
                                                                  --------------
               ENTERTAINMENT - 0.33%
       1,120 * USA Networks, Inc. .............................           18,830
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HEALTHCARE - 0.16%
         100 * PacifiCare Health Systems, Inc., Class A........   $        1,263
         520 * Quintiles Transnational Corp. ..................            7,800
                                                                  --------------
                                                                           9,063
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.24%
         280   PACCAR, Inc. ...................................           13,300
                                                                  --------------
               HOSPITAL SUPPLIES - 0.51%
         770   Biomet, Inc. ...................................           28,490
                                                                  --------------
               HOUSEHOLD PRODUCTS - 0.45%
       1,220 * Bed Bath & Beyond, Inc. ........................           25,391
                                                                  --------------
               INFORMATION PROCESSING - 3.74%
         550 * Comverse Technology, Inc. ......................           47,403
       3,000 * JDS Uniphase Corp. .............................          150,188
       1,190 * Parametric Technology Corp. ....................           13,238
                                                                  --------------
                                                                         210,829
                                                                  --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 14.91%
         600 * BMC Software, Inc. .............................           10,388
         450 * Broadcom Corp. .................................           43,874
         710 * Citrix Systems, Inc. ...........................           16,907
         680 * I2 Technologies.................................           65,534
       5,810 * Microsoft Corp. ................................          333,349
       7,540 * Oracle Corp. ...................................          199,810
       1,270 * Peoplesoft, Inc. ...............................           42,228
       1,320 * Veritas Software Corp. .........................          128,783
                                                                  --------------
                                                                         840,873
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 4.51%
         260 * Adaptec, Inc. ..................................            2,844
       1,450 * Apple Computer, Inc. ...........................           23,925
       3,050 * Dell Computer Corp. ............................           58,713
       2,220 * Sun Microsystems, Inc. .........................          168,858
                                                                  --------------
                                                                         254,340
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 3.28%
         745 * Ariba, Inc. ....................................   $       46,376
       1,100 * CMGI, Inc. .....................................           11,069
         500 * Cnet Networks, Inc. ............................           10,688
       1,130   Paychex, Inc. ..................................           65,680
         590 * VeriSign, Inc. .................................           51,146
                                                                  --------------
                                                                         184,959
                                                                  --------------
               INFORMATION PROCESSING -
               CONSUMER SOFTWARE - 1.41%
         930 * BroadVision, Inc. ..............................           21,041
         820 * Intuit, Inc. ...................................           37,361
         460 * Networks Associates, Inc. ......................            5,980
         470 * Realnetworks, Inc. .............................            5,846
         240 * Synopsys, Inc. .................................            9,360
                                                                  --------------
                                                                          79,588
                                                                  --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 5.42%
         760   Adobe Systems, Inc. ............................           48,165
         820 * At Home Corp. ..................................            5,099
         720 * Compuware Corp. ................................            4,950
         420 * Electronic Arts.................................           14,989
         490 * Fiserv, Inc. ...................................           27,379
         300 * Legato Systems, Inc. ...........................            2,738
       1,060 * Network Appliance, Inc. ........................           52,338
       1,250 * Novell, Inc. ...................................            6,640
       1,570 * Siebel Systems, Inc. ...........................          109,704
         850 * Yahoo!, Inc. ...................................           33,681
                                                                  --------------
                                                                         305,683
                                                                  --------------
               INFORMATION PROCESSING -
               NETWORKING - 9.44%
         570   3Com Corp. .....................................            6,983
       8,140 * Cisco Systems, Inc. ............................          389,703
         670 * Juniper Networks, Inc. .........................           83,666
         560 * PMC-Sierra, Inc. ...............................           51,624
                                                                  --------------
                                                                         531,976
                                                                  --------------
               MERCHANDISE - DRUG - 0.68%
         720 * Medimmune, Inc. ................................           38,295
                                                                  --------------

--------------------------------------------------------------------------------

 40                                              November 30, 2000
 AG NASDAQ - 100(R) INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISE - SPECIALTY - 0.98%
         760 * Amazon.com, Inc. ...............................   $       18,763
         760 * Costco Wholesale Corp. .........................           24,795
         990 * Staples, Inc. ..................................           11,880
                                                                  --------------
                                                                          55,438
                                                                  --------------
               MERCHANDISING - MASS - 0.20%
         310 * Dollar Tree Stores, Inc. .......................           11,548
                                                                  --------------
               MISCELLANEOUS - 1.39%
         640 * Ebay, Inc. .....................................           21,960
       1,380 * Gemstar-TV Guide International..................           56,149
                                                                  --------------
                                                                          78,109
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.17%
         770 * Smurfit-Stone Container Corp. ..................            9,721
                                                                  --------------
               RESTAURANTS - 0.67%
         830 * Starbucks Corp. ................................           37,817
                                                                  --------------
               SCHOOLS - 0.14%
         230 * Apollo Group, Inc., Class A.....................            8,050
                                                                  --------------
               SECURITIES RELATED - 13.18%
      11,862 * Nasdaq-100 Shares...............................          742,858
                                                                  --------------
               SEMICONDUCTOR
               EQUIPMENT - 1.88%
       1,350 * Applied Materials, Inc. ........................           54,591
         720 * KLA-Tencor Corp. ...............................           19,800
         320 * Microchip Technology, Inc. .....................            7,480
         300 * QLogic Corp. ...................................           24,281
                                                                  --------------
                                                                         106,152
                                                                  --------------
               SEMICONDUCTORS - 11.92%
       1,800 * Altera Corp. ...................................           43,088
       1,090 * Applied Micro Circuits Corp. ...................           52,797
       1,110 * Atmel Corp. ....................................           10,718
         810 * Conexant Systems Inc. ..........................           16,453
       7,540   Intel Corp. ....................................          286,991
       1,340   Linear Technology Corp. ........................           63,399
       1,270 * Maxim Integrated Products Inc. .................           64,770
         290 * SDL, Inc. ......................................           52,707
         620 * Vitesse Semiconductor Corp. ....................           26,738
       1,400 * Xilinx, Inc. ...................................           54,600
                                                                  --------------
                                                                         672,261
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - 14.91%
       3,110 * ADC Telecommunications, Inc. ..................   $       62,783
       1,080 * CIENA Corp. ...................................           82,013
         780 * EchoStar Communications Corp., Class A.........           22,766
       3,400 * Ericsson LMTEL Co.- ADR Series B...............           38,675
         820 * Level 3 Communications, Inc. ..................           22,038
       1,510 * McLeodUSA, Inc., Class A.......................           20,479
       3,000 * Nextel Communications, Inc., Class A...........           93,000
         650 * PanAmSat Corp. ................................           24,537
       2,880 * QUALCOMM, Inc. ................................          231,120
         590 * RF Micro Devices, Inc. ........................           11,210
         520 * Sanmina Corp. .................................           39,650
         750 * Tellabs, Inc. .................................           39,750
         785 * Voicestream Wireless Corp. ....................           89,097
       3,320 * Worldcom, Inc. ................................           49,593
         930 * Xo Communications..............................           13,834
                                                                 --------------
                                                                        840,545
                                                                 --------------
               TOTAL COMMON STOCK
               (Cost $7,930,524) - 100.11%....................        5,644,403
                                                                 --------------
               Other assets less liabilities - (0.11)%........           (6,181)
                                                                 --------------
               NET ASSETS - 100.00%...........................   $    5,638,222
                                                                 --------------
               * Non-income producing

--------------------------------------------------------------------------------

 November 30, 2000AG INTERNATIONAL EQUITIES FUND (Unaudited)    41
      -------------------------------------------------------------------------
                            Average Annual Total Return

   6 Months               1 Year                            5 Years                           10 Years
------------------------------------------------------------------------------------------------------
   -12.61%                -12.58%                            6.83%                             7.20%



[CHART APPEARS HERE]

MANAGEMENT OVERVIEW
A discussion with portfolio manager
William Trimbur, Jr., CFA, CPA, AGA

Describe the benchmark the Fund expects to echo.
The Fund uses the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index as its benchmark. EAFE is concentrated in developed markets and includes approximately 970 names in 20 countries.

How did the Fund perform relative to its benchmark?
The Fund lagged the performance of its benchmark by a wider than expected 1.95% before fees.

How did the international equity market perform over the past six months? Most developed markets fell. The larger the new economy component, the larger the fall. Scandinavian and Asian markets were particularly hard hit. Markets with traditional economic concentrations or raw commodity emphasis such as Denmark and Ireland had positive returns.

What were the dominant sectors in the EAFE Index that enhanced the Fund's performance?
The stable earnings areas such as pharmaceuticals and foods were positive. The beverage industry rose as companies there either bought all or strategic parts of their competitors.

Which industry sectors were disappointing for the Fund?
In addition to the new economy (internet, telecommunication, and media) holdings, the entire currency area was value destroying. The Dollar continued its multi-year rally as foreign investment into the U.S. lifted the Dollar 6.9% against the Euro, 2.5% versus the Yen, and 7.8% against the Australian Dollar.

What do you see ahead in the market for the next fiscal period?
Volatility is likely to remain high as investors continue to move from an earnings driven, growth oriented investment style to a rate driven, value oriented one. Also investor risk aversion is likely to remain high until the depth of the developed world's economic slowdown is clear. With the slowdown, foreign investment into the U.S. should slow and currencies should rise against the Dollar.

                                Top 10 Holdings


   1. Nokia AB Oy..............  2.23%
   2. BP Amoco, Plc. ..........  1.82%
   3. Nippon Tel+Tel Cp........  1.74%
   4. Toyota Motor Corp........  1.66%
   5. Novartis AG..............  1.52%
   6. Vodafone Airtouch........  1.49%
   7. Glaxo Wellcome, Plc. ....  1.29%
   8. Roche Holdings AG........  1.19%
   9. Royal Dutch Petroleum
      Co.-NY...................  1.14%
  10. Total Fina Elf...........  1.08%

 Portfolio holdings are subject to change.






-------------------------------------------------------------------------------

 42                                              November 30, 2000
       AG INTERNATIONAL EQUITIES FUND SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               COMMON STOCK - 91.68%
               ADVERTISING - 0.39%
      33,000   Hays...........................................   $      164,166
         750   ISS A/S........................................           46,354
       7,000 * Kamigumi Co. ..................................           33,130
       3,000   Kokuyo Co. ....................................           42,975
       5,000 * Lex Service....................................           25,264
       2,000 * Publicis Groupe S.A. ..........................           59,568
      14,000   WPP Group......................................          152,426
                                                                 --------------
                                                                        523,883
                                                                 --------------
               AIRLINES - 0.29%
      36,500 * Alitalia Linee.................................           65,703
       2,000 * Austrian Airlines..............................           21,079
       6,000 * Bulgari S.p.A. ................................           72,681
      37,000   Japan Air Lines Co., Ltd. .....................          159,107
       1,500 * KLM Royal Dutch Airlines.......................           28,371
         250 * Sairgroup......................................           36,995
                                                                 --------------
                                                                        383,936
                                                                 --------------
               APPAREL & PRODUCTS - 0.36%
      46,000 * Benetton Group S.p.A. .........................           88,004
       6,000   Citizen Watch Co. .............................           48,898
         500 * Essilor International..........................          145,397
       3,000 * Onward Kashiyama Co., Ltd. ....................           20,717
         150 * Swatch Group...................................          172,741
                                                                 --------------
                                                                        475,757
                                                                 --------------
               APPLIANCES/FURNISHINGS - 0.98%
       8,000   Brother Industries.............................           15,867
      12,175   Dixons Group...................................           42,743
       5,000   Matsushita Electric Industrial
               Co., Ltd. .....................................          125,310
       2,200   Matsushita Electric Industrial Co., Ltd. -
               ADR............................................          549,862
      28,000   Sanyo Electric Co., Ltd. ......................          217,841
       3,400   Sanyo Electric Co., Ltd. - ADR.................          131,750
      19,000   Sharp Corp. ...................................          226,099
                                                                 --------------
                                                                      1,309,472
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - CARS - 2.63%
       1,156 * Bayerische Motoren Werke AG.....................   $       34,329
       7,500 * Daimlerchrysler AG..............................          287,033
      10,000*  Fiat S.p.A. ....................................          244,358
      70,000 * Nissan Motor Co., Ltd. .........................          427,226
         900   Peugeot Citroen S.A. ...........................          185,720
      62,000   Toyota Motor Corp. .............................        2,207,798
       8,500   Volvo AB........................................          126,083
                                                                  --------------
                                                                       3,512,547
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.21%
      12,000   GKN.............................................          130,992
       5,000   NGK Spark Plug Co., Ltd. .......................           83,840
       6,000   Tsubakimoto Chain...............................           18,986
         956   Valeo...........................................           44,061
                                                                  --------------
                                                                         277,879
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.32%
       4,050   Denso Corp. ....................................          361,962
       2,191 * Michelin (CGDE), Class B........................           62,875
                                                                  --------------
                                                                         424,837
                                                                  --------------
               BANKS - OTHER - 10.06%
      38,797   Allied Irish Banks..............................          420,036
      25,000   Asahi Bank, Ltd. ...............................           84,742
       3,190   Asahi Bank, Ltd. - ADR..........................          108,281
      80,000   Bank of Tokyo - Mitsubishi......................          864,007
       2,296   Bank of Yokohama Ltd. - ADR.....................          102,393
      30,709   Barclays, Plc...................................          862,926
       4,000 * BCA Fideuram S.p.A. ............................           53,150
      90,370   BCA Intesa S.p.A. ..............................          393,715
      57,001   BCO Bilbao Vizcaya..............................          761,366
      29,885 * BCO Com Portugues...............................          149,171
       8,520 * BCO Espir Santo.................................          132,325
      74,496   BCO Sant Cent Hisp..............................          660,126
      27,500 * BPI S.G.P.S. S.A. ..............................           86,569
       7,568   BQE Natl Paris..................................          584,405
      12,000   Danske Bank.....................................          195,909
      13,000   Danske Bk AS....................................          204,750
       5,500   Deutsche Bank AG................................          396,494
       1,739 * Dresdner Bank AG................................           64,209

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - OTHER - Continued
       4,000 * Dresdner Bank AG - ADR..........................   $      150,074
         680   HSBC Holdings, Plc. - ADR.......................           45,832
      25,000   Joyo Bank.......................................           83,390
      98,342   Lloyds TSB Group, Plc...........................          940,709
         102   Mizuho Holdings.................................          659,310
       6,619   National Australia Bank, Ltd. - ADR.............          511,731
      13,112 * Nordic Baltic Holding...........................           93,576
       5,700 * Nordic Baltic Holding - Eur.....................           40,645
      10,000 * Nordic Baltic Holding - Sek.....................           70,682
      45,995   Royal Bank Scot Group...........................          947,938
      70,000   Sakura Bank, Ltd. ..............................          403,876
      10,000 * Sanwa Bank......................................           71,941
      25,000 * Sao Paolo Imi S.p.A. ...........................          387,624
       3,660 * Sao Paolo Imi S.p.A. - ADR......................          114,833
      18,000   Shizuoka Bank...................................          165,193
      54,000   Sumitomo Bank...................................          537,931
       1,000   Tokai Bank......................................            4,544
       2,225   Tokai Bank - ADR................................          202,471
       7,306   UBS AG..........................................        1,009,639
     100,000 * UniCredito Italiano S.p.A. .....................          500,020
       9,300   Westpac Banking Corp., Ltd. - ADR...............          344,681
                                                                  --------------
                                                                      13,411,214
                                                                  --------------
               BANKS - REGIONAL - 0.95%
      10,000   77Th Bank.......................................           65,540
       1,500   Almanij Algem Maa...............................           52,633
      23,000 * Ashikaga Bank...................................           42,299
       3,500 * Bayer Hypo Vereins..............................          173,333
     152,000 * BCO Di Roma.....................................          163,902
       6,000 * Bipop Carire....................................           44,976
      40,000   Daiwa Bank......................................           73,563
         529 * Dexia Ex Dexia Bel..............................           85,057
         129 * Dexia Ex Dexia Bel VVPR.........................                2
      17,000   Fukuoka City Bank, Ltd. ........................           73,563
      16,000   Gunma Bank......................................           82,795
      30,000   Halifax Group...................................          280,575
      22,000 * Hokuriku Bank...................................           46,013
       4,000   Standard Chartered..............................           51,993
       3,000   Yakult Honsha Co. ..............................           34,266
                                                                  --------------
                                                                       1,270,510
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              43
 AG INTERNATIONAL EQUITIES FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BEVERAGE - BREWERS/DISTRIBUTORS - 0.89%
       8,000   Asahi Breweries.................................   $       84,958
      21,642   Bass............................................          228,861
      59,354   Diageo..........................................          617,536
      36,500   Fosters Brewing Group...........................           90,003
      18,000 * Kirin Brewery Co., Ltd. ........................          171,197
                                                                  --------------
                                                                       1,192,555
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 0.19%
       3,217   Cadbury Schweppes...............................           22,474
       7,858   Cadbury Schweppes, Plc. - ADR...................          224,444
                                                                  --------------
                                                                         246,918
                                                                  --------------
               BROADCASTING - 0.75%
      31,000 * British Sky Broadcasting Group, Plc.............          433,569
       2,056   Canal Plus......................................          260,139
      13,000 * Carlton Communications..........................           94,513
       1,000 * EM TV Merchandising.............................           16,696
      15,000 * Mediaset........................................          195,530
                                                                  --------------
                                                                       1,000,447
                                                                  --------------
               BUILDING MATERIALS - 1.60%
      20,000   Asahi Glass Co., Ltd. ..........................          196,169
      13,000   Blue Circle Industries..........................           85,274
       5,330 * Bouygues........................................          234,066
      21,000 * Cementir S.p.A. ................................           28,671
       1,223   Cie De St Gobain................................          168,568
       8,746   CRH, Plc........................................          127,392
       4,000   CSL, Ltd. ......................................           75,777
      20,500   CSR, Ltd. ......................................           47,495
       2,000 * Fom Const Y Contra..............................           35,654
         450 * Heidelberg Zement...............................           20,740
         225 * Holderbank Finance Glarus.......................          234,756
         250   Imetal..........................................           25,218
      60,000 * Impregilo S.p.A. ...............................           30,940
       5,000   Inax Corp. .....................................           23,394
       6,500 * Italcementi.....................................           51,154
      14,000 * Kidde...........................................           11,442
       2,669   Lafarge S.A. ...................................          200,183
       8,000 * Nippon Sheet Glass..............................          112,148
      27,000 * Pilkington......................................           39,144
      10,381   Rexam...........................................           33,346

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BUILDING MATERIALS - Continued
       9,000   Sumitomo Osaka Cement Co., Ltd. ................   $       37,566
      26,000   Taisei Corp. ...................................           41,956
       4,000   Tostem Corp. ...................................           57,264
       7,000   Toto, Ltd. .....................................           50,106
       4,000   Toyo Seikan Kaisha..............................           68,875
       1,000 * Wienerberger Baustoffindustrie AG...............           16,818
      14,000 * Wolseley........................................           77,009
                                                                  --------------
                                                                       2,131,125
                                                                  --------------
               CHEMICAL - MAJOR - 0.57%
      26,000   Asahi Chemical Industry Co., Ltd. ..............          162,434
       5,150 * BASF AG.........................................          194,140
       5,000 * Bayer AG........................................          218,487
       9,000   Imperial Chemical Industries....................           61,658
      12,000   Sekisui Chemical................................           37,864
       1,800 * Solvay..........................................           85,777
                                                                  --------------
                                                                         760,360
                                                                  --------------
               CHEMICAL - MISCELLANEOUS - 1.09%
       1,500 * Air Liquide.....................................          196,051
       4,200   Akzo Nobel NV - ADR.............................          200,812
      10,000   Daicel Chemical Industries, Ltd. ...............           31,733
      16,000   Dainippon Ink and Chemicals, Inc. ..............           53,946
       4,000 * Dainippon Screen................................           20,627
      11,000   Denki Kagaku Kogyo..............................           41,154
       1,750   Imperial Chemical Industries,
               Plc - ADR.......................................           47,250
       7,000   Kaneka Corp. ...................................           58,373
       6,000   Kuraray Co. ....................................           49,926
         100   Lonza Group AG..................................           53,319
      39,000 * Mitsubishi Chemical Corp. ......................          108,993
      11,000   Mitsubishi Gas Chemical.........................           40,460
      12,000   Mitsubishi Rayon................................           40,243
       5,000   Nippon Shokubai Co. ............................           21,636
       3,100   Shin Etsu Chemical Co. .........................          138,616
      27,000 * Showa Denko K.K. ...............................           32,130
         600 * Sidel...........................................           29,740
      23,500   Smith & Nephew, Plc.............................          106,218
      25,000   Toray Industries, Inc. .........................           99,842
      13,000 * Tosoh Corp. ....................................           39,847
      18,000 * UBE Industries, Ltd. ...........................           41,055
                                                                  --------------
                                                                       1,451,971
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CONGLOMERATES - 1.94%
      17,000   BHP, Ltd. ......................................   $      174,283
       6,890   BHP, Ltd. - ADR.................................          139,092
          20   D/S 1912........................................          172,587
          15   D/S Svendborg...................................          174,919
       3,500   DCC, Plc........................................           32,262
      10,000   Ifil 1st Fin Ital...............................           81,742
       2,800   Itochu Corp. - ADR..............................          130,178
       2,157 * Lagardere Groupe................................          113,106
      33,000   Mitsubishi Corp. ...............................          252,279
      34,000   Mitsui & Co. ...................................          210,881
       5,500   Norsk Hydro ASA.................................          220,472
       5,000   Orkla ASA.......................................           89,978
       3,500 * UCB S.A. .......................................          121,074
      10,185 * Vivendi.........................................          628,838
       5,000   Wesfarmers......................................           42,914
                                                                  --------------
                                                                       2,584,605
                                                                  --------------
               CONSUMER FINANCE - 0.27%
         500   Acom Co. .......................................           37,413
       4,000 * Credit Saison Co. ..............................           82,578
      12,000   Nippon Shinpan Co. .............................           16,443
       9,000 * Orient Corp. ...................................           14,199
       1,500 * Orix Corp. .....................................          141,853
       1,000   Promise Co. ....................................           73,563
                                                                  --------------
                                                                         366,049
                                                                  --------------
               COSMETICS/TOILETRIES - 1.24%
         850 * Beiersdorf AG...................................           89,808
       1,000 * BIC.............................................           35,741
         210 * Givaudan AG.....................................           52,358
       5,500 * Loreal..........................................          439,539
      29,000 * Loreal Co. - ADR................................          463,991
       7,000 * LVMH............................................          462,627
       8,490   Shiseido, Ltd. - ADR............................          110,062
                                                                  --------------
                                                                       1,654,126
                                                                  --------------
               DRUGS - 7.63%
       5,000 * Astrazeneca.....................................          255,843
      10,900 * Astrazeneca, Plc................................          560,669
       6,000   Chugai Pharmaceutical Co. ......................          106,018
      29,900   Glaxo Wellcome, Plc. - ADR......................        1,713,644

--------------------------------------------------------------------------------

 44                                              November 30, 2000
 AG INTERNATIONAL EQUITIES FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - Continued
       4,000   Kaken Pharmaceutical............................   $       20,987
       2,000 * Merck KGaA......................................           77,742
       1,246 * Novartis AG.....................................        2,020,347
      12,000   Nycomed Amersham................................           95,003
       9,000   QBE Insurance Group, Ltd. ......................           43,598
      12,644   Rhone Poulenc S.A. .............................          991,219
         160   Roche Holdings AG...............................        1,584,615
       2,000   Schering AG.....................................          109,013
       8,000   Shionogi & Co. .................................          160,829
      85,523   Smithkline Beecham..............................        1,117,728
       2,000 * Taisho Pharmaceutical Co., Ltd. ................           52,017
      15,000   Takeda Chemical Industries. Ltd. ...............          927,654
       2,000   Terumo Corp. ...................................           39,576
       6,000   Yamanouchi Pharmaceuticals......................          291,548
                                                                  --------------
                                                                      10,168,050
                                                                  --------------
               ELECTRICAL EQUIPMENT - 2.09%
       1,500   Advantest.......................................          176,065
       3,000   Alps Electric Co. ..............................           65,179
         300 * Barco...........................................           22,462
      12,500   BBA Group, Plc..................................           68,580
       5,000   Fanuc...........................................          402,524
      10,000 * FKI, Plc........................................           30,488
       1,000   Hirose Electric.................................          121,704
      28,000 * Hitachi Zosen Corp. ............................           25,747
       4,000   Murata Manufacturing Co. .......................          533,694
       7,000   NGK Insulators, Ltd. ...........................           90,872
       6,000   Nikon Corp. ....................................           86,058
         250   NKT Holding A/S.................................           46,645
       5,000   Omron Corp. ....................................          112,914
       1,000 * Sagem S.A. .....................................          110,526
       4,000   Sanden Corp. ...................................           19,437
      15,000 * Stmicroelectronics..............................          631,982
       1,400   Sumitomo Electric Industries,
               Ltd. - ADR......................................          239,503
                                                                  --------------
                                                                       2,784,380
                                                                  --------------
               ELECTRONIC EQUIPMENT - 0.10%
       4,000   Pioneer Corp. ..................................          127,654
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 1.22%
      56,000   Hitachi, Ltd. ..................................          533,622
       3,000   Kyocera Corp. ..................................          392,157
      27,000   NEC Corp. ......................................          507,505
       3,110   Schneider S.A. .................................          192,016
                                                                  --------------
                                                                       1,625,300
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ENTERTAINMENT - 0.98%
      17,400   Sony Corp. .....................................   $    1,311,372
                                                                  --------------
               FERTILIZERS - 0.06%
         124 * Syngenta........................................            5,468
       1,246 * Syngenta AG.....................................           55,962
       1,354 * Syngenta AG - ADR...............................           11,932
                                                                  --------------
                                                                          73,362
                                                                  --------------
               FINANCE COMPANIES - 3.16%
      12,500 * 3I Group........................................          222,442
      30,000   Abbey National..................................          471,178
      26,030   ABN Amro Holdings NV............................          545,520
       4,700 * Credit Suisse Group.............................          818,650
       4,000 * Fortis NL.......................................          117,570
         600   Groupe Bruxelles Lam............................          138,058
      16,804   ING Groep NV....................................        1,209,644
       8,000   Jaces Co. ......................................           22,935
       7,695 * Onesteel........................................            3,687
       8,000   Provident Financial.............................          112,571
       8,936 * Soc Generale....................................          481,786
       5,000   Storebrand ASA..................................           34,482
       2,500 * WCM Beteil & Grundbe............................           37,610
                                                                  --------------
                                                                       4,216,133
                                                                  --------------
               FOODS - 3.13%
      13,000   Ajinomoto, Inc. ................................          157,043
       8,000   Daiei, Inc. - ADR...............................           24,000
         800   Dainsco.........................................           30,039
       3,000 * Danone..........................................          398,364
         300 * Erid Beghin SAY.................................           30,001
       2,000 * House Food Corp. ...............................           26,775
         800 * Kamps AG........................................           10,052
       6,000   Kerry Group.....................................           69,394
       4,000 * Kesko...........................................           37,532
       5,000 * Kikkoman Corp. .................................           39,757
       9,000   Meiji Seika Kaisha..............................           53,063
          50 * Nestle S.A. ....................................          108,539
      12,000 * Nestle S.A. - ADR...............................        1,303,183
       9,000   Nichirei Corp. .................................           44,057
       8,000 * Nippon Meat Packer..............................          109,624
       6,000   Nisshin Flour Mill..............................           53,820
       2,000 * Nissin Food Products............................           52,197
      57,000 * Parmalat Finanz.................................           91,204

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FOODS - Continued
      10,750   Tate & Lyle, Plc................................   $       37,893
     119,199   Tesco...........................................          479,469
      50,196   Unilever........................................          416,661
       9,242   Unilever NV.....................................          573,582
       4,000 * Yamazaki Baking Co. ............................           28,596
                                                                  --------------
                                                                       4,174,845
                                                                  --------------
               FREIGHT - 0.20%
       2,570   Nippon Yusen Kabushiki
               Kaish - AD......................................          110,205
       8,000   Yamato Transport................................          159,747
                                                                  --------------
                                                                         269,952
                                                                  --------------
               HARDWARE & TOOLS - 0.03%
       3,000   SKF AB..........................................           42,558
                                                                  --------------
               HEALTHCARE - 0.17%
       5,000 * Celltech Group..................................           82,083
       9,000   Kyowa Hakko Kogyo...............................           72,049
       1,500   Uni Charm Corp. ................................           67,748
                                                                  --------------
                                                                         221,880
                                                                  --------------
               HOME BUILDERS - 0.60%
       8,400   Amec............................................           37,370
      10,000   Barratt Developments, Plc.......................           44,915
       4,000 * Berkeley Group..................................           39,826
      10,000 * Daiwa House Industry Co., Ltd. .................           63,286
       4,000 * Kinden Corp. ...................................           24,052
       3,000 * Kyowa Exeo Corp. ...............................           34,320
       3,000   Nippon Comsys Corp. ............................           61,934
       8,000 * Nishimatsu Construstion Co., Ltd. ..............           27,766
      16,000   Obayashi Corp. .................................           74,717
         214   Sekisui Homes, Ltd. - ADR.......................           20,749
      10,000   Sekisui House, Ltd. ............................           96,822
       3,000   Skanska Ab, Class B.............................          121,553
      11,500   Taylor Woodrow..................................           28,932
      18,000 * Teijin..........................................           83,570
       8,000 * Toda Corp. .....................................           41,037
                                                                  --------------
                                                                         800,849
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              45
 AG INTERNATIONAL EQUITIES FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 0.54%
       7,000   Electrolux AB..................................   $       96,864
       1,000   Karstadt AG....................................           30,436
       2,000   Katokichi Co. .................................           51,566
      25,621   Kingfisher.....................................          167,516
       4,000   Noritake Co. ..................................           22,718
       1,500   Pin Printemps Redo.............................          271,315
      20,000   Woolworths, Ltd. ..............................           81,689
                                                                 --------------
                                                                        722,104
                                                                 --------------
               HUMAN RESOURCES - 0.29%
         300 * Adecco S.A. ...................................          186,561
       3,000   Konami Co. ....................................          201,487
                                                                 --------------
                                                                        388,048
                                                                 --------------
               INFORMATION PROCESSING - 0.68%
       2,200 * Cap Gemini.....................................          303,995
      21,000   Fujitsu, Ltd. .................................          334,712
       2,500 * SAP AG.........................................          263,054
                                                                 --------------
                                                                        901,761
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               0.53%
      16,000 * Arm Holdings...................................          100,063
       1,098   BAE Systems, Plc...............................           22,783
      12,000   Capita Group...................................           73,342
       1,000   Fuji Soft ABC, Inc. ...........................           64,909
       7,000   Logica.........................................          139,392
       3,000   London Bdge Software Holdings, Plc.............           15,457
       1,000   Meitec Corp. ..................................           36,511
      10,500 * Misys..........................................           74,173
         650   Navision Software..............................           14,781
      23,000 * Sage Group.....................................          126,841
       8,000   Sema...........................................           32,862
                                                                 --------------
                                                                        701,114
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER HARDWARE -
               0.67%
       6,000 * Casio Computer Co. ............................           54,631
       5,000 * CSF Thomson....................................          217,400
       6,000 * Getronics NV...................................           31,306
       3,000   Tokyo Electron.................................          213,658
      54,000   Toshiba Corp. .................................          382,150
                                                                 --------------
                                                                        899,145
                                                                 --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - COMPUTER SERVICES -
               0.04%
      27,000 * Mitsui Engineering & Shipbuilding Co., Ltd. ...   $       29,939
       1,500 * Tietoenator Oyj................................           28,697
                                                                 --------------
                                                                         58,636
                                                                 --------------
               INFORMATION PROCESSING - CONSUMER SOFTWARE -
               0.31%
      10,000   KAO Corp. .....................................          306,513
       1,000   TDK Corp. .....................................          108,452
                                                                 --------------
                                                                        414,965
                                                                 --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 0.04%
       1,000   Toyo Information...............................           56,344
                                                                 --------------
               INFORMATION PROCESSING - NETWORKING - 0.51%
      44,439   Marconi........................................          423,195
       5,000   Softbank Corp. ................................          260,987
                                                                 --------------
                                                                        684,182
                                                                 --------------
               INSURANCE - CASUALTY - 0.34%
      15,000   Mitsui Marine & Fire...........................           88,032
      12,000   Sumitomo Marine & Fire.........................           80,379
      25,000   Tokio Marine & Fire Insurance Co. .............          281,497
                                                                 --------------
                                                                        449,908
                                                                 --------------
               INSURANCE - LIFE - 0.68%
       2,000 * Mediolanum.....................................           24,001
      16,850   Prudentia, Plc - ADR...........................          513,799
      24,110   Skandia Forsakring.............................          367,230
                                                                 --------------
                                                                        905,030
                                                                 --------------
               INSURANCE - MISCELLANEOUS - 0.52%
      38,752   CGU............................................          586,604
       3,000   Sai Societa Assic..............................           55,568
       1,000 * Sampo..........................................           49,306
                                                                 --------------
                                                                        691,478
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - MULTILINE - 4.30%
      21,144   Aegon NV........................................   $      870,248
       3,788   Allianz AG......................................        1,306,418
      19,000   Amp, Ltd. ......................................          187,763
      22,313 * Assic Generali..................................          813,972
       6,571   AXA.............................................          919,977
      14,000 * Chubb & Son, Ltd. ..............................           44,175
      85,000   Legal & General Group...........................          216,863
       1,120 * Munchener Ruckversicherung......................          363,966
      17,000 * RAS.............................................          226,183
         200   Swiss Reinsurance AG............................          444,867
         626 * Zurich Financial Services Group.................          337,385
                                                                  --------------
                                                                       5,731,817
                                                                  --------------
               LEISURE TIME - 1.49%
      11,000 * Airtours........................................           31,739
      10,000   Canon, Inc. - ADR...............................          387,500
         400 * Club Mediterranee S.A. .........................           34,540
       9,000   Fuji Photo......................................          361,866
          77 * Granada Compass.................................              737
       7,000   Konica Corp. ...................................           59,004
         100 * Kuoni Reisen Holding............................           40,018
      35,322   Ladbroke Group, Plc.............................           94,134
       1,500   Namco...........................................           37,593
       2,300   Nintendo Co. ...................................          343,989
      15,322 * P & O Princess Cruises, Plc.....................           55,534
      15,322   P & O Steam Navigation..........................           69,526
       1,234 * Preussag AG.....................................           42,140
       3,000 * Sega Enterprises, Ltd. .........................           32,508
       3,000 * Shimano, Inc. ..................................           57,336
         500 * Sodexho Alliance................................           89,569
      34,000   Stagecoach Holdings.............................           28,271
      10,000   Tab Corp. Holdings, Ltd. .......................           59,079
       5,000   Toei Co. .......................................           21,230
         500   Toho Co. .......................................           66,892
       9,000 * Tokyo Dome Corp. ...............................           34,970
       4,000   Yamaha Corp. ...................................           40,568
                                                                  --------------
                                                                       1,988,743
                                                                  --------------
               LODGING - 0.09%
       3,000 * Accor...........................................          112,961
                                                                  --------------

--------------------------------------------------------------------------------

 46                                              November 30, 2000
 AG INTERNATIONAL EQUITIES FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               MACHINE TOOLS - 0.15%
       7,000   Amada Co., Ltd. ...............................   $       57,111
       3,000 * Makino Milling.................................           17,985
       3,000   Makita Corp. - ADR.............................           23,250
      10,000   Minebea Co., Ltd. .............................          102,231
                                                                 --------------
                                                                        200,577
                                                                 --------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.09%
       2,040   Kajima Corp. - ADR.............................           58,932
      20,000   Shimizu Corp. .................................           61,303
                                                                 --------------
                                                                        120,235
                                                                 --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 1.65%
       2,000   Amano Corp. ...................................           17,147
       1,428   Atlas Copco AB, Series A.......................           30,351
       3,084   Atlas Copco AB, Series B.......................           62,939
      53,285   British Aerospace..............................          274,167
       3,000 * Daifuku Co. ...................................           20,041
       5,000   Daikin Industries..............................          108,181
       1,000   Fuji Machine Manufacturing.....................           25,287
      28,000 * Ishikawajima Harima Heavy Industries Co.,
               Ltd. ..........................................           65,630
       8,000 * JGC Corp. .....................................           56,254
      30,000 * Kawasaki Heavy Industries......................           38,675
       2,000   Komori Corp. ..................................           31,553
       1,350   Kubota Corp. - ADR.............................           96,525
       1,000 * Linde AG.......................................           45,654
       2,500 * Man AG.........................................           67,220
       3,000 * Mori Seiki Co. ................................           33,022
       1,000   Nidec Corp. ...................................           59,049
      12,000   NSK, Ltd. .....................................           84,273
      13,000   NTN Corp. .....................................           38,792
       8,000 * Okumura Corp. .................................           25,242
          20 * Schindler Holding AG...........................           29,769
      63,745   Siebe, Plc.....................................          155,386
       4,489 * Siemens AG NPV.................................          510,205
       7,500   Smiths Industries..............................           86,027
         100 * Sulzer AG......................................           63,511
       3,000   Takuma Co. ....................................           23,016
         300 * Technip........................................           34,749
         500 * VA Technologie AG..............................           15,566
       2,000   Vestas Wind Systems............................           97,955
                                                                 --------------
                                                                      2,196,186
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MEDICAL TECHNOLOGY - 0.12%
       1,800 * Fresenius Medical...............................   $      149,171
      20,000 * Instrumentation Laboratory
               S.p.A. - ADR....................................            7,000
                                                                  --------------
                                                                         156,171
                                                                  --------------
               MERCHANDISE - DRUG - 0.16%
      16,000   Boots Co. ......................................          138,042
       3,000 * Cimpor Cimentos Portugal,
               S.G.P.S. S.A. ..................................           69,133
                                                                  --------------
                                                                         207,175
                                                                  --------------
               MERCHANDISE - SPECIALTY - 0.67%
       2,000 * Aoyama Trading Co. .............................           14,244
       1,000   Autobacs Seven Co. .............................           24,341
      19,000   BAA, Plc........................................          162,304
      17,000   Great Universal Stores plc......................          127,580
      14,000   Hennes & Mauritz AB, Class B....................          235,540
       1,500 * Herlitz AG......................................           10,631
       5,000   Isetan Co. .....................................           46,112
       6,000 * Jusco Co. ......................................          134,145
       2,300   Metro AG........................................           98,624
       8,000   Mycal Corp. ....................................           18,247
       1,500   Shimachu Co. ...................................           20,162
                                                                  --------------
                                                                         891,930
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 0.21%
       9,000 * Daimaru, Inc. ..................................           24,422
       5,000   Hankyu Department Store.........................           20,239
      19,481   Marks & Spencer, Plc............................           54,133
       5,033   Marks & Spencer, Plc - ADR......................           83,583
       6,000 * Marui Co., Ltd. ................................           77,241
       3,000 * Mitsukoshi, Ltd. ...............................           12,062
         200 * Mitsukoshi, Ltd. - ADR..........................            8,053
                                                                  --------------
                                                                         279,733
                                                                  --------------
               MERCHANDISING - FOOD - 0.51%
      11,893   Ahold Kon NV....................................          381,005
       1,000 * Delhaize-Le Lion S.A. ..........................           43,915
      12,000 * Greencore Group.................................           25,566
      31,000   J. Sainsbury, Plc...............................          182,747
       4,000   Uny Co., Ltd. ..................................           52,864
                                                                  --------------
                                                                         686,097
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - MASS - 0.75%
       8,454 * Carrefour.......................................   $      509,098
      20,500   Coles Myer, Ltd. ...............................           80,698
          56   Familymart Co. .................................            1,439
       7,000   Ito-Yokado Co., Ltd. ...........................          350,237
       2,666 * Jeronimo Martins S.G.P.S. ......................           29,559
       8,000 * Seiyu, Ltd. ....................................           22,862
                                                                  --------------
                                                                         993,893
                                                                  --------------
               METALS - ALUMINUM - 0.05%
       1,680   Pechiney........................................           65,523
                                                                  --------------
               METALS - MISCELLANEOUS - 0.64%
       4,000 * Johnson Matthey.................................           60,834
      11,000 * Mitsui Mining & Smelting Co., Ltd.  ............           93,216
       9,500   Newcrest Mining.................................           19,008
       3,000   Nitto Denko Corp. ..............................           99,527
      66,000   Normandy Mining, Ltd. ..........................           30,930
       1,562   Rio Tinto, Ltd. ADR.............................           86,348
       6,432   Rio Tinto, Plc..................................           96,449
       3,700   Rio Tinto, Plc ADR..............................          227,088
       1,000 * Union Miniere...................................           35,175
      27,410   Western Mining..................................          104,493
                                                                  --------------
                                                                         853,068
                                                                  --------------
               METALS - STEEL - 0.52%
       1,500   Acerinox S.A. ..................................           39,002
       1,000 * Bekaert S.A. ...................................           40,871
       1,000   Colruyt S.A. ...................................           39,567
      36,700   Corus Group.....................................           29,864
       2,000   Corus Group, Plc................................           15,625
      65,000   Kawasaki Steel..................................           77,350
     129,000 * Nippon Steel Co. ...............................          227,938
       4,000   SSAB Svenskt Stal AB............................           33,250
      15,000   Sumitomo Metal Mining...........................           74,915
       5,000 * Thyssen Krupp AG................................           63,959
       5,000 * Usinor Sacilor..................................           53,002
                                                                  --------------
                                                                         695,343
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              47
 AG INTERNATIONAL EQUITIES FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MISCELLANEOUS - 1.19%
       5,000 * ABB AG..........................................   $      454,886
       2,000   Bergesen d.y. ASA...............................           34,482
       9,500   Bunzl...........................................           57,927
         200 * D Ieteren Trading...............................           42,941
       3,000   Daito Trust Const...............................           49,222
       1,000 * Flughafen Wien AG...............................           34,897
      10,000   IMI.............................................           30,275
       1,000 * Kadokawa Shoten Publishing
               Co., Ltd. ......................................           22,538
       1,000 * Kadokawa Shoten Publishing Co., Ltd. - New......           22,808
      16,000 * Kawasaki Kisen..................................           26,685
      45,000   Rentokil Initial................................          124,084
       4,000   Secom Co. ......................................          279,829
          50 * SGS Holding.....................................           61,150
      27,300 * Snia S.p.A. ....................................           58,875
       4,000 * SSL International, Plc..........................           29,507
       7,514   TNT Post Groep NV...............................          180,017
       2,000   William Demant A/S..............................           79,297
                                                                  --------------
                                                                       1,589,420
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.54%
      21,183 * Philips Electronics NV..........................          700,172
       6,500   Psion...........................................           21,527
                                                                  --------------
                                                                         721,699
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 0.08%
      17,000   Cosmo Oil Co. ..................................           38,774
      31,000 * Japan Energy Corp. .............................           67,911
                                                                  --------------
                                                                         106,685
                                                                  --------------
               OIL - INTEGRATED
               INTERNATIONAL - 5.75%
      43,046   BP Amoco........................................          335,591
      51,178   BP Amoco, Plc. - ADR............................        2,427,756
     140,000   ENI S.p.A. .....................................          842,469
      10,500   Repsol S.A. - ADR...............................          171,938
       9,000 * Repsol YPF S.A. ................................          146,980
       9,000 * Royal Dutch Petroleum Co. ......................          539,239
      25,392 * Royal Dutch Petroleum Co. - NY..................        1,515,585
       6,610   Shell Transport & Trading.......................           52,237
      10,067   Total...........................................        1,438,325
       2,757   Total Fina S.A. ................................          194,713
                                                                  --------------
                                                                       7,664,833
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL - SERVICE - PRODUCTS - 0.10%
      29,000 * Lasmo...........................................   $       72,236
       2,000   Petroleum Geo Services..........................           23,276
       7,000 * Teikoku Oil Co. ................................           33,320
                                                                  --------------
                                                                         128,832
                                                                  --------------
               OIL/GAS PRODUCERS - 0.03%
      13,000   Santos, Ltd. ...................................           42,235
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.40%
      13,000   Amcor, Ltd. ....................................           34,705
       3,500   Assidoman.......................................           59,930
       2,000 * Buhrmann NV.....................................           49,480
      27,000   Carter Holt Harvey..............................           19,448
         450 * CMB.............................................           31,306
      15,000 * Corticeira Amorim, S.G.P.S., S.A. ..............           15,261
       2,166 * Metso Oyj.......................................           20,436
      16,000   New Oji Paper Co., Ltd. ........................           88,132
         300   New Oji Paper Co., Ltd. - ADR...................           16,548
      30,000   Smurfit Jefferson...............................           47,741
       4,000   Sumitomo Forestry Co. ..........................           24,701
       4,000   UPM - Kymmene Corp. ............................          114,787
                                                                  --------------
                                                                         522,475
                                                                  --------------
               PHOTOGRAPHY - 0.19%
       4,000 * Canon, Inc. ....................................          156,863
       5,000   Olympus Optical Co. ............................           73,473
       4,000 * Portcel Industrial Impressa.....................           24,349
                                                                  --------------
                                                                         254,685
                                                                  --------------
               POLLUTION CONTROL - 0.13%
       1,000   Lyonnaise Des Eaux S.A. ........................          169,311
                                                                  --------------
               PUBLISHING - NEWS - 0.45%
      15,044   Independent Newspapers, Plc.....................           39,901
      15,000   New Corp. Ltd. - ADR............................          523,125
       3,379   United News & Media, Plc........................           39,863
                                                                  --------------
                                                                         602,889
                                                                  --------------
               PUBLISHING/PRINTING - 1.28%
       4,000 * ARN Mondadori Edit..............................           40,210
       2,000   Benesse Corp. ..................................           62,926
       5,000 * De LA Rue, Plc. ................................           27,326
      11,209   Elsevier NV.....................................          141,629
      14,500   EMI Group, Plc .................................          114,383

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PUBLISHING/PRINTING - Continued
       2,000   News Corp. .....................................   $       17,794
      17,363   Pearson, Plc. ..................................          389,433
       7,000   Publishing & Broadcasting, Ltd. ................           46,995
      20,000   Reed International..............................          179,659
      23,000   Reuters Group...................................          339,333
       5,000   Schibsted ASA...................................           63,038
      13,000   Toppan Printing Co. ............................          112,977
         500   Trans Cosmos, Inc. .............................           32,905
       4,000   Trelleborg AB...................................           28,671
       4,500 * Wolters Kluwer NV...............................          110,196
                                                                  --------------
                                                                       1,707,475
                                                                  --------------
               RAILROAD - 0.63%
          50   Central Japan Railway Co. ......................          324,544
          50   East Japan Railway..............................          287,582
       7,000   Keihin Electric Express Railway
               Co., Ltd. ......................................           28,397
      21,000   Tobu Railway Co. ...............................           60,960
      25,000   Tokyu Corp. ....................................          133,649
                                                                  --------------
                                                                         835,132
                                                                  --------------
               RAILROADS & EQUIPMENT - 0.09%
      27,000   Kinki Nippon Railway............................          113,915
                                                                  --------------
               REAL ESTATE - 0.62%
       6,000   Asticus AB......................................           69,886
      67,320 * Beni Stabili S.p.A. ............................           31,905
      10,000 * British Land Co. ...............................           65,382
      16,500 * Canary Wharf Group..............................          126,291
      48,500   General Property Trust..........................           67,419
       7,102   Hammerson, Plc. ................................           45,097
      10,692   Lend Lease Corp. ...............................          118,796
      23,000   Mitsubishi Estate Co. Ltd. .....................          258,147
       8,500   Slough Estates..................................           47,118
                                                                  --------------
                                                                         830,041
                                                                  --------------
               RESTAURANTS - 0.06%
       6,000 * Autogrill S.p.A. ...............................           70,855
       5,000 * Telepizza.......................................           12,609
                                                                  --------------
                                                                          83,464
                                                                  --------------

--------------------------------------------------------------------------------

 48                                              November 30, 2000
 AG INTERNATIONAL EQUITIES FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               RETAIL GROCERY - 0.20%
       1,500 * Casino Guich Perr...............................   $      144,006
       2,500   Hagemeyer.......................................           54,524
      57,000 * Sonae S.G.P.S. S.A. ............................           61,959
                                                                  --------------
                                                                         260,489
                                                                  --------------
               SECURITIES RELATED - 1.18%
      14,000   Amvescap........................................          218,888
      25,000   Daiwa Securities Co., Ltd. .....................          262,565
       2,137   Garban..........................................            9,568
      24,000   Mitsubishi Trust & Banking Corp. ...............          175,254
       4,000   Nikko Securities Co., Ltd. .....................           30,615
       3,300   Nomura Securities Co.,
               Ltd. - ADR......................................          694,134
       2,000   Om Gruppen AB...................................           51,369
       6,000   Schroders.......................................          108,392
       8,000   Wm Data AB......................................           26,839
                                                                  --------------
                                                                       1,577,624
                                                                  --------------
               SEMICONDUCTORS - 0.46%
       6,500 * ASM Lithography HL..............................          136,280
       2,000   Rohm Co. .......................................          481,406
                                                                  --------------
                                                                         617,686
                                                                  --------------
               TELECOMMUNICATIONS - 13.43%
      20,000 * Alcatel.........................................          991,344
      27,434   British Telecommunications, Plc. ...............          237,469
       8,379   British Telecommunications,
               Plc. - ADR......................................          721,641
         152   Cable & Wireless, Plc. .........................            1,884
      32,081 * Deutsche Telekom................................        1,007,384
       3,000   Europolitian Holdings...........................           23,295
      12,000   France Telecom..................................        1,006,997
         270   Nippon Tel+Tel Cp...............................        2,324,544
      70,920 * Nokia AB Oy.....................................        2,969,508
      14,500 * Sonera Yhtyma Oyj...............................          277,276
       1,200 * Swisscom AG.....................................          286,751
       4,500   Tele Danmark A/S................................          181,041
      61,102   Telecom Corp. of New Zealand....................          143,534
       2,600   Telecom Corp. of New Zealand
               Ltd. - ADR......................................           47,613
     129,819   Telecom Italia Mobile...........................        1,025,047
      85,000   Telefonaktiebolage LM Ericsson
               Class B - ADR...................................          966,875
      50,000   Telefonaktiebolaget LM Ericsson AB, Class B.....          569,935

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
      43,529   Telefonica Ca. .................................   $      683,243
      10,021   Telefonica de Espana - ADR......................          474,119
      21,000   Telia...........................................          121,254
     140,000   Telstra Corp. ..................................          458,520
     577,957   Vodafone Airtouch...............................        1,981,820
      41,000   Vodafone Group, Plc. ...........................        1,404,250
                                                                  --------------
                                                                      17,905,344
                                                                  --------------
               TEXTILE - PRODUCTS - 0.13%
      20,000 * Courtaulds Textiles, Plc. ......................           40,366
       7,000 * Gunze, Ltd. ....................................           26,504
      15,000 * Kanebo..........................................           40,974
       6,000   Nisshinbo Industries, Inc. .....................           28,452
      16,000 * Toyobo Co. .....................................           33,464
                                                                  --------------
                                                                         169,760
                                                                  --------------
               TOBACCO - 0.52%
       6,000   Altadis S.A. ...................................           87,082
       1,000 * Austria Tabak...................................           49,132
      20,879   British America Tobacco.........................          148,679
       9,908   British American Tobacco, Plc. .................          144,285
          25   Japan Tobacco, Inc. ............................          159,342
       8,000   Swedish Match AB................................           28,273
       4,000 * Takara Shuzo Co. ...............................           82,578
                                                                  --------------
                                                                         699,371
                                                                  --------------
               TRUCKERS - 0.21%
       4,500   Brambles Industries, Ltd. ......................          106,780
      23,000   Nippon Express Co. .............................          143,899
       6,000 * Seino Transportation............................           27,370
                                                                  --------------
                                                                         278,049
                                                                  --------------
               UTILITIES -
               COMMUNICATION - 0.20%
      16,331 * Kon KPN NV......................................          219,838
       4,000 * Telecel Comuni Pes..............................           41,150
                                                                  --------------
                                                                         260,988
                                                                  --------------
               UTILITIES - ELECTRIC - 1.44%
       7,500 * Endesa S.A. ....................................          121,244
      10,000 * Endesa S.A. - ADR...............................          160,000
       6,600   Kansai Electric Power Co., Inc. ................          110,907
      25,000   National Grid Group.............................          220,309
      17,265   National Power..................................           63,067

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - Continued
         700 * Oesterreichisch Elektrizitatswirtschafts AG,
               Class A........................................   $       60,811
       4,000   RWE AG - ADR...................................          170,966
      31,488   Scot Power.....................................          235,862
       8,000   Tohuku Electric Power Co., Inc. ...............          102,844
      12,200   Tokyo Electric Power...........................          288,159
       6,000 * Union Electric Fenosa S.A. ....................          107,378
       5,000   VEBA AG........................................          282,620
                                                                 --------------
                                                                      1,924,167
                                                                 --------------
               UTILITIES -
               GAS, DISTRIBUTION - 0.76%
       8,500   Austrailian Gas Light Co., Inc. ...............           51,694
      59,215   BG Group.......................................          240,923
      69,000   Centrica.......................................          235,376
       8,000 * Gas Natural S.D.G. S.A. .......................          132,945
      19,500 * Italgas S.p.A. ................................           86,821
      44,000   Osaka Gas Co. .................................          120,189
      51,000   Tokyo Gas Co. .................................          143,448
                                                                 --------------
                                                                      1,011,396
                                                                 --------------
               UTILITIES -
               GAS, PIPELINE - 0.47%
     135,000   Enel...........................................          507,151
      59,215 * Lattice Group..................................          125,406
                                                                 --------------
                                                                        632,557
                                                                 --------------
               UTILITIES -
               MISCELLANEOUS - 0.16%
       4,000   Aumar Aut Del Mar..............................           60,211
       7,500 * Brisa Auto Estrada.............................           62,742
      17,265 * Innogy Holdings................................           45,398
       3,041 * Thames Water...................................           52,624
                                                                 --------------
                                                                        220,975
                                                                 --------------
               WATER SERVICES - 0.33%
       4,500   AWG, Plc. .....................................           39,400
       3,000   Kurita Water Industries........................           45,436
       1,500 * Suez Lyonnaise des Eaux S.A. ..................          255,023
       9,183   United Utilities, Plc. ........................           93,519
                                                                 --------------
                                                                        433,378
                                                                 --------------
               TOTAL COMMON STOCK
               (Cost $113,296,362)............................      122,211,568
                                                                 --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              49
 AG INTERNATIONAL EQUITIES FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PREFERRED STOCK - 0.10%
       1,000   SAP AG,
               (Cost $199,852).................................   $      129,170
                                                                  --------------
               RIGHTS - 0.00%
      15,000 * Corticeira Amorim, S.G.P.S., S.A.,
               (Cost $0).......................................              261
                                                                  --------------
               WARRANTS - 0.00%
          60 * Munchener Ruckversicherang......................            5,583
         251 * Vivendi Universal, S.A. ........................              485
                                                                  --------------
               TOTAL WARRANTS - (Cost $620)....................            6,068
                                                                  --------------
     PAR
    VALUE
 -----------
               CORPORATE BONDS - 0.03%
               BG Transco Holdings:
 $     5,000    7.00% due 12/16/24.............................            7,572
       5,000    1.00% due 12/14/09.............................            7,143
       5,000    1.00% due 12/14/22.............................            7,189
      12,749   British Aerospace,
               7.45% due 11/29/03..............................           17,759
       8,000   Preussag AG,
               2.13% due 6/17/04...............................            6,470
                                                                  --------------
               TOTAL CORPORATE BONDS
               (Cost $38,446)..................................           46,133
                                                                  --------------

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 0.92%
             U.S. TREASURY BILLS
             United States Treasury Bills:
 $   175,000  6.23% due 12/28/00...............................   $      174,182
     200,000  6.02% due 12/07/00...............................          199,799
     250,000  6.00% due 12/14/00...............................          249,459
     600,000  5.99% due 12/07/00...............................          599,401
                                                                  --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $1,222,841).................................        1,222,841
                                                                  --------------
             TOTAL INVESTMENTS
             (Cost $114,758,121) - 92.73%......................      123,616,041
                                                                  --------------
             Other assets and liabilities - 7.27%..............        9,695,656
                                                                  --------------
             NET ASSETS - 100%.................................   $  133,311,697
                                                                  --------------

     *Non-income producing

--------------------------------------------------------------------------------

 50                                              November 30, 2000
                     PUTNAM OPPORTUNITIES FUND (Unaudited)
                                  Total Return

                                Since Inception*
--------------------------------------------------------------------------------
                                    -19.30%

* October 2, 2000

                              [CHART APPEARS HERE]

The Fund commenced operations October 2, 2000. It seeks capital appreciation through investments in common stocks of large U.S. companies. The Fund focuses on growth stocks (those the manager believes whose earnings will grow faster than the economy, with a resultant price increase). The Fund may also invest in a relatively small number of companies that the manager believes will benefit from long-term trends in the economy, business conditions, consumer behavior or public perceptions of the economic environment.

Putnam Investment Management, Inc. is the sub-adviser (manager) for this Fund. Putnam has managed mutual funds since 1937, and believes that intense fundamental research is the cornerstone of the investment process. As of September 30, 2000, Putnam had over $406 billion in assets under management in over 100 mutual funds.

Day-to-day decisions and management of the Fund's portfolio are made by C. Beth Cotner, Managing Director, Jeffrey R Lindsey and David J. Santos, both Senior Vice Presidents. Ms. Cotner has been Managing Director of the Putnam Growth Opportunities Fund since 1998, and has been employed by Putnam since 1995. Mr. Lindsey has been employed by Putnam since 1994, and has worked with the Putnam Growth Opportunities Fund since 1996. Mr. Santos joined Putnam in 1986, and became part of the Putnam Growth Opportunities team in 1999.

Market Outlook

The U.S. economy has slowed sharply on cutbacks in consumer and investment spending. Putnam's analysts do not, however, foresee a U.S. recession in 2001. Growth in economic activity and corporate earnings should bottom in the year's second quarter and trend upward for the balance of 2001. Major corporations should enjoy improved access to debt markets, including its high-yield segment, in 2001, assuming no recession. Market volatility should remain high due to greater operational leverage in the economy and the quickened pace at which the fortunes of sectors and individual companies now change.


                                Top 10 Holdings


   1. General Electric Co. ....   8.23%
   2. Cisco Systems, Inc. .....   7.12%
   3. Pfizer, Inc. ............   5.38%
   4. Tyco International,
      Ltd. ....................   4.44%
   5. Microsoft Corp. .........   4.41%
   6. EMC Corp. ...............   3.87%
   7. Veritas Software Corp. ..   3.14%
   8. Viacom, Inc., Class B....   3.04%
   9. Sun Microsystems, Inc. ..   2.96%
  10. Intel Corp. .............   2.45%

 Portfolio holdings are subject to change.





--------------------------------------------------------------------------------

 November 30, 2000                                              51
         PUTNAM OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 98.88%
               AUTO - CARS - 0.38%
         700 * General Motors Corp., Class H...................   $       15,218
                                                                  --------------
               BANKS - NEW YORK CITY - 2.05%
       1,500   Bank of New York Co., Inc. .....................           82,781
                                                                  --------------
               BROADCASTING - 3.04%
       2,400 * Viacom, Inc., Class B...........................          122,700
                                                                  --------------
               CONGLOMERATES - 4.44%
       3,400   Tyco International, Ltd. .......................          179,350
                                                                  --------------
               CONSUMER FINANCE - 0.55%
         400   Capital One Financial Corp. ....................           22,325
                                                                  --------------
               CONTAINERS - METAL/GLASS - 1.01%
         700   Corning, Inc. ..................................           40,950
                                                                  --------------
               DRUGS - 14.00%
       1,200 * Amgen, Inc. ....................................           76,350
         800   Eli Lilly and Co. ..............................           74,950
       1,180 * Immunex Corp. ..................................           43,880
       4,900   Pfizer, Inc. ...................................          217,131
       1,400   Pharmacia Corp. ................................           85,400
       1,200   Schering-Plough Corp. ..........................           67,276
                                                                  --------------
                                                                         564,987
                                                                  --------------
               ELECTRONIC EQUIPMENT - 8.23%
       6,700   General Electric Co. ...........................          332,069
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 0.17%
         600 * Metromedia Fiber Network, Inc. .................            7,013
                                                                  --------------
               ENTERTAINMENT - 1.84%
       1,200   Time Warner, Inc. ..............................           74,400
                                                                  --------------
               HEALTHCARE - 1.37%
         200   Cardinal Health, Inc. ..........................           19,988
         300 * UnitedHealth Group, Inc. .......................           35,194
                                                                  --------------
                                                                          55,182
                                                                  --------------
               HOSPITAL SUPPLIES - 1.19%
         900   Medtronic, Inc. ................................           47,924
                                                                  --------------
               INFORMATION PROCESSING - 0.43%
         200 * Comverse Technology, Inc. ......................           17,238
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 9.15%
         450 * I2 Technologies.................................   $       43,369
       3,100 * Microsoft Corp. ................................          177,863
         800 * Oracle Corp. ...................................           21,200
       1,300 * Veritas Software Corp. .........................          126,831
                                                                  --------------
                                                                         369,263
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 2.96%
       1,570 * Sun Microsystems, Inc. .........................          119,418
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 2.50%
       1,200 * America Online, Inc. ...........................           48,731
         600 * VeriSign, Inc. .................................           52,013
                                                                  --------------
                                                                         100,744
                                                                  --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 10.14%
       1,200 * Bea Systems, Inc. ..............................           70,275
         400 * Brocade Communication...........................           67,175
       2,100 * EMC Corp. ......................................          156,188
         500 * Network Appliance, Inc. ........................           24,688
       1,300 * Siebel Systems, Inc. ...........................           90,837
                                                                  --------------
                                                                         409,163
                                                                  --------------
               INFORMATION PROCESSING -
               NETWORKING - 10.16%
       6,000 * Cisco Systems, Inc. ............................          287,250
         500 * Juniper Networks, Inc. .........................           62,436
         200 * PMC-Sierra, Inc. ...............................           18,438
         600 * Redback Networks Inc. ..........................           41,888
                                                                  --------------
                                                                         410,012
                                                                  --------------
               INSURANCE - MULTILINE - 2.40%
       1,000   American International Gp. Inc..................           96,938
                                                                  --------------
               MEDICAL TECHNOLOGY - 4.30%
       1,400 * Genentech, Inc. ................................           95,287
         900   PE Corp-PE Biosystems Group.....................           78,300
                                                                  --------------
                                                                         173,587
                                                                  --------------
               MERCHANDISING - MASS - 0.65%
         500   Wal-Mart Stores, Inc. ..........................           26,094
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISE - DRUG - 1.58%
       1,200 * Medimmune, Inc. ................................   $       63,825
                                                                  --------------
               SECURITIES RELATED - 2.57%
         700   Merrill Lynch & Co., Inc. ......................           40,513
       1,000   Morgan Stanley Dean Witter & Co.................           63,375
                                                                  --------------
                                                                         103,888
                                                                  --------------
               SEMICONDUCTORS - 5.41%
       1,200 * Applied Micro Circuits Corp. ...................           58,125
       2,600   Intel Corp. ....................................           98,963
       1,200 * Maxim Integrated Products, Inc. ................           61,200
                                                                  --------------
                                                                         218,288
                                                                  --------------
               TELECOMMUNICATIONS - 7.07%
       2,900 * AT&T Corp. .....................................           39,331
       1,200 * EchoStar Communications Corp., Class A..........           35,025
       1,000 * Nextel Communications, Inc., Class A............           31,000
       1,300 * Nokia Corp. ADR-Series A........................           55,575
       1,200 * QUALCOMM, Inc. .................................           96,300
       1,900 * Xo Communications...............................           28,263
                                                                  --------------
                                                                         285,494
                                                                  --------------
               UTILITIES - COMMUNICATION - 1.29%
       2,300 * Sprint Corp. PCS Group..........................           52,180
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $4,802,149)...............................        3,991,031
                                                                  --------------
               Other assets less liabilities - 1.12%...........           45,127
                                                                  --------------
               NET ASSETS - 100.00%............................   $    4,036,158
                                                                  --------------

    * Non-income producing

--------------------------------------------------------------------------------

 52                                              November 30, 2000
                T. ROWE PRICE BLUE CHIP GROWTH FUND (Unaudited)
                                  Total Return

                                Since Inception*
--------------------------------------------------------------------------------
                                     -9.00%

* November 1, 2000

                              [CHART APPEARS HERE]


The Fund commenced operations on November 1, 2000. It seeks long-term capital growth, while income is a secondary objective. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the sub-adviser's view, are well-established in their industries and have the potential for above-average earnings.

T. Rowe Price is the Fund's sub-adviser. Their investment approach reflects the belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Founded in 1937 by Thomas Rowe Price, Jr., the Baltimore-based investment management firm is one of the nation's leading providers of no-load mutual funds for individual investors and corporate retirement programs. As of September 30, 2000, T. Rowe Price and its affiliates served as investment advisor to more than 75 stock, bond, and money market funds and managed about $179 billion.

The Fund is managed by an investment advisory committee, chaired by Larry J. Puglia. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund's investment program. Mr. Puglia has been the chairman of the investment advisory committee for the retail T. Rowe Price Blue Chip Growth Fund since 1996. Mr. Puglia joined T. Rowe Price in 1990 and has been a portfolio manager since 1993. He has a B.A. from the University of Notre Dame (Summa cum laude) and an M.B.A. from Darden Graduate School of Business Administration at the University of Virginia (Shermet Scholar, highest honors).

Market Outlook

Although there is evidence that the economy is slowing, T. Rowe Price believes that the environment for investing is still favorable. On balance, the risk of additional Federal Reserve interest rate increases has diminished. In addition,
T. Rowe Price believes the outlook for corporate earnings is very solid for many companies. The market's recent decline has created more attractive valuations in some sectors, but high valuations in other areas could be an impediment to robust gains.


                                Top 10 Holdings


   1. Pfizer, Inc. ............   4.02%
   2. Citigroup, Inc. .........   3.42%
   3. General Electric Co. ....   2.99%
   4. Fedeal Home Loan
      Mortgages Company........   2.99%
   5. Cisco Systems, Inc. .....   2.89%
   6. Microsoft Corp. .........   2.52%
   7. Federal National Mortgage
      Association .............   1.95%
   8. Exxon Mobil Corp. .......   1.93%
   9. Safeway, Inc. ...........   1.78%
  10. America Online, Inc. ....   1.56%

 Portfolio holdings are subject to change.


--------------------------------------------------------------------------------

 November 30, 2000                                              53
    T. ROWE PRICE BLUE CHIP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 95.88%
               ADVERTISING - 0.86%
         400   Omnicom Group, Inc..............................   $       31,450
                                                                  --------------
               AEROSPACE/DEFENSE - 0.19%
         100   United Technologies Corp. ......................            7,080
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.90%
         500   Danaher Corp. ..................................           32,593
                                                                  --------------
               BANKS - NEW YORK CITY - 4.92%
       1,000   Bank of New York Co., Inc. .....................           55,188
       2,500   Citigroup, Inc. ................................          124,531
                                                                  --------------
                                                                         179,719
                                                                  --------------
               BANKS - OTHER - 3.33%
       1,100   Mellon Financial Corp. .........................           51,562
         300   Providian Financial Corp. ......................           27,000
         900   Wells Fargo Co. ................................           42,694
                                                                  --------------
                                                                         121,256
                                                                  --------------
               BANKS - REGIONAL - 1.86%
         400   Chase Manhattan Corp. ..........................           14,750
         400   Firstar Corp. ..................................            7,750
         350   State Street Corp. .............................           45,150
                                                                  --------------
                                                                          67,650
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 2.33%
         700   Coca-Cola Co. ..................................           43,837
         900   PepsiCo, Inc. ..................................           40,838
                                                                  --------------
                                                                          84,675
                                                                  --------------
               BROADCASTING - 3.17%
         700 * Clear Channel
               Communications..................................           35,350
         200 * Comcast Corp., Class A Special..................            7,688
         700 * Infinity Broadcasting Corp. ....................           21,175
       1,000 * Viacom, Inc., Class B...........................           51,125
                                                                  --------------
                                                                         115,338
                                                                  --------------
               CONGLOMERATES - 1.16%
         800   Tyco International, Ltd. .......................           42,200
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CONSUMER FINANCE - 1.40%
         500   Associates First Capital Corp. .................   $       17,656
         600   Capital One Financial Corp. ....................           33,488
                                                                  --------------
                                                                          51,144
                                                                  --------------
               CONTAINERS - METAL/GLASS - 1.45%
         900   Corning, Inc. ..................................           52,650
                                                                  --------------
               DRUGS - 9.38%
         100   Allergan, Inc. .................................            9,281
         800   American Home Products Corp. ...................           48,100
         200 * Amgen, Inc. ....................................           12,725
          50 * IDEC Pharmaceuticals Corp. .....................            8,703
         100 * Immunex Corp. ..................................            3,719
         400   Merck & Co., Inc. ..............................           37,075
       3,300   Pfizer, Inc. ...................................          146,231
         600   Pharmacia Corp. ................................           36,600
         700   Schering-Plough Corp. ..........................           39,244
                                                                  --------------
                                                                         341,678
                                                                  --------------
               ELECTRONIC EQUIPMENT - 3.17%
       2,200   General Electric Co. ...........................          109,038
         200   Philips Electronics.............................            6,562
                                                                  --------------
                                                                         115,600
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 2.05%
         100 * Concord Efs, Inc. ..............................            4,363
       1,100 * Flextronics International Ltd...................           27,569
         100   Symbol Technologies, Inc. ......................            4,005
         600 * Waters Corp. ...................................           38,588
                                                                  --------------
                                                                          74,525
                                                                  --------------
               ENTERTAINMENT - 0.40%
         500 * Walt Disney.....................................           14,469
                                                                  --------------
               FOODS - 0.24%
         100   Quaker Oats Co. ................................            8,694
                                                                  --------------
               FINANCIAL SERVICES - 1.59%
         700   American Express Co. ...........................           38,456
         600   Stillwell Financial, Inc. ......................           19,500
                                                                  --------------
                                                                          57,956
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               GOVERNMENT SPONSORED - 4.94%
       1,800   Federal Home Loan Mortgage Co...................   $      108,788
         900   Federal National Mortgage Association...........           71,100
                                                                  --------------
                                                                         179,888
                                                                  --------------
               HEALTHCARE - 1.88%
         400 * UnitedHealth Group, Inc. .......................           46,925
         200 * Wellpoint Health Networks, Inc. ................           21,563
                                                                  --------------
                                                                          68,488
                                                                  --------------
               HOSPITAL SUPPLIES - 2.52%
         600 * Baxter International, Inc. .....................           51,938
         400   Johnson & Johnson...............................           40,000
                                                                  --------------
                                                                          91,938
                                                                  --------------
               INFORMATION PROCESSING - 0.27%
         200 * JDS Uniphase Corp. .............................           10,013
                                                                  --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 4.37%
       1,600 * Microsoft Corp. ................................           91,800
       1,800 * Oracle Corp. ...................................           47,700
         200 * Veritas Software Corp. .........................           19,513
                                                                  --------------
                                                                         159,013
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 1.26%
       1,200 * Dell Computer Corp. ............................           23,100
         300 * Sun Microsystems, Inc. .........................           22,819
                                                                  --------------
                                                                          45,919
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 4.30%
       1,400 * America Online, Inc. ...........................           56,854
         200 * Ariba, Inc. ....................................           12,450
         700   Automatic Data Processing, Inc. ................           46,200
         800   First Data Corp. ...............................           40,950
                                                                  --------------
                                                                         156,454
                                                                  --------------
               INFORMATION PROCESSING -
               CONSUMER SOFTWARE - 0.43%
         200 * Intuit, Inc. ...................................            9,113
         100 * Macromedia, Inc. ...............................            6,400
                                                                  --------------
                                                                          15,513
                                                                  --------------

--------------------------------------------------------------------------------

 54                                              November 30, 2000
   T. ROWE PRICE BLUE CHIP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               DATA SERVICES - 2.37%
         400 * EMC Corp. ......................................   $       29,750
         500   Hewlett Packard Co. ............................           15,812
         300 * Siebel Systems, Inc. ...........................           20,963
         700 * Solectron Corp. ................................           19,950
                                                                  --------------
                                                                          86,475
                                                                  --------------
               INFORMATION PROCESSING -
               NETWORKING - 3.48%
       2,200 * Cisco Systems, Inc. ............................          105,325
         200 * Exodus Communications, Inc. ....................            4,550
          60 * Juniper Networks, Inc. .........................            7,492
         100 * PMC-Sierra, Inc. ...............................            9,218
                                                                  --------------
                                                                         126,585
                                                                  --------------
               INSURANCE - CASUALTY - 1.09%
       1,000   Ace Limited.....................................           39,500
                                                                  --------------
               INSURANCE - MULTILINE - 2.71%
         200   American International Group, Inc. .............           19,388
         200   CIGNA Corp. ....................................           26,350
         100   Hartford Financial Services Group...............            7,075
         400   Marsh & McLennan
               Companies, Inc. ................................           46,050
                                                                  --------------
                                                                          98,863
                                                                  --------------
               LODGING - 0.51%
         300 * Crown Castle International Holding..............            7,144
         400 * MGM Mirage......................................           11,450
                                                                  --------------
                                                                          18,594
                                                                  --------------
               MEDICAL TECHNOLOGY - 1.07%
         300 * Genentech, Inc. ................................           20,419
         100 * Guidant Corp. ..................................            5,393
         150   PE Corp. - PE Biosystems Group..................           13,050
                                                                  --------------
                                                                          38,862
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 0.50%
         600   Target Corp. ...................................           18,038
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - FOOD - 2.73%
       1,300 * Kroger Co. .....................................   $       34,450
       1,100 * Safeway, Inc.. .................................           64,830
                                                                  --------------
                                                                          99,280
                                                                  --------------
               MERCHANDISING - MASS - 1.29%
         900   Wal-Mart Stores, Inc. ..........................           46,969
                                                                  --------------
               MERCHANDISE - DRUG - 1.68%
         700   CVS Corp. ......................................           39,812
         400 * Medimmune, Inc. ................................           21,275
                                                                  --------------
                                                                          61,087
                                                                  --------------
               MERCHANDISE - SPECIALTY - 0.86%
         800   Home Depot, Inc. ...............................           31,350
                                                                  --------------
               MISCELLANEOUS - 0.14%
         100 * Agilent Technologies, Inc. .....................            5,218
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.33%
         200   El Paso Energy Corp. ...........................           12,013
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 0.34%
         200   Amerada Hess Corp. .............................           12,250
                                                                  --------------
               OIL - INTEGRATED
               INTERNATIONAL - 4.27%
         300   BP Amoco Plc - ADR..............................           14,231
         500   Chevron Corp. ..................................           40,938
         800   Exxon Mobil Corp. ..............................           70,400
         500   Royal Dutch Petroleum Co. NY Registry Sh Par....           29,844
                                                                  --------------
                                                                         155,413
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 0.29%
         200 * BJ Services Co. ................................           10,650
                                                                  --------------
               OIL - SERVICES - 1.09%
       1,200   Baker Hughes, Inc. .............................           39,675
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.19%
         100   Kimberly-Clark Corp. ...........................            6,993
                                                                  --------------
               PUBLISHING/PRINTING - 0.29%
         200   McGraw-Hill, Inc. ..............................           10,625
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SECURITIES RELATED - 1.07%
         200   Charles Schwab Corp. ...........................   $        5,537
         100   Goldman Sachs Group, Inc. ......................            8,213
         400   Morgan Stanley Dean Witter & Company............           25,350
                                                                  --------------
                                                                          39,100
                                                                  --------------
               SEMICONDUCTORS - 4.99%
         800 * Altera Corp. ...................................           19,150
         500 * Analog Devices, Inc. ...........................           24,812
         100 * Applied Micro Circuits Corp. ...................            4,844
       1,100   Intel Corp. ....................................           41,869
         600 * LSI Logic Corp. ................................           10,800
         400 * Maxim Integrated Products, Inc. ................           20,400
         300   Motorola, Inc. .................................            6,019
         130 * SDL, Inc. ......................................           23,628
         500   Texas Instruments, Inc. ........................           18,656
         300 * Xilinx, Inc. ...................................           11,700
                                                                  --------------
                                                                         181,878
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 1.04%
         600 * Applied Materials, Inc. ........................           24,263
         200 * KLA-Tencor Corp. ...............................            5,500
         100 * QLogic Corp. ...................................            8,094
                                                                  --------------
                                                                          37,857
                                                                  --------------
               TELECOMMUNICATIONS - 3.91%
         700 * AT&T Corp. .....................................            9,493
         300 * China Mobile (Hong Kong) Ltd ADR................            7,950
         400 * Nextel Communications, Inc., Class A............           12,400
         800 * Nokia Corp. ADR-Series A........................           34,200
         800   Nortel Networks Corp. ..........................           30,200
       1,100   Vodafone Group plc -SP ADR......................           37,675
         400 * Worldcom, Inc. .................................            5,975
         300 * Xo Communications...............................            4,463
                                                                  --------------
                                                                         142,356
                                                                  --------------
               TOBACCO - 0.84%
         800   Philip Morris Companies, Inc. ..................           30,550
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              55
   T. ROWE PRICE BLUE CHIP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES - COMMUNICATION - 0.43%
         200   SBC Communications, Inc. .......................   $       10,987
         200 * Sprint Corp. PCS Group..........................            4,538
                                                                  --------------
                                                                          15,525
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $3,844,880)...............................        3,491,609
                                                                  --------------
     PAR
    VALUE
 -----------
               SHORT-TERM INVESTMENTS - 2.35%
               U. S. TREASURY BILLS
 $    86,000   6.37% due 12/18/00
               (Cost $85,741)..................................           85,741
                                                                  --------------
               TOTAL INVESTMENTS - 98.23%
               (Cost $3,930,621)...............................        3,577,350
                                                                  --------------
               Other assets less liabilities - 1.77%...........           64,345
                                                                  --------------
               NET ASSETS - 100.00%............................   $    3,641,695
                                                                  --------------

    * Non-income producing

--------------------------------------------------------------------------------

 56                                              November 30, 2000
                         CORE EQUITY FUND (Unaudited)
      --------------------------------------------------------------------------
                             Average Annual Total Return

    6 Months            1 Year                     5 Years                     Since Inception*
-----------------------------------------------------------------------------------------------
     -6.54%             0.34%                      11.46%                           15.16%

* April 29, 1994


[CHART APPEARS HERE]

Management Overview
A discussion with Wellington Management Company, LLP

How did the Fund perform relative to its benchmark?
For the six-month period ending November 30, 2000, the North American Core Equity Fund outperformed the S&P 500 Index, its benchmark, and its Lipper Growth peer group (-6.54% for the Fund versus -6.92% for the Index and -9.6% for the Lipper Growth).

What were the dominant portfolio themes?
Themes are a prominent part of our long-term investment strategy. We identify trends in demographics, technological change and political and social developments in the US and abroad and develop investment themes around these secular trends. Since May, the dominant themes used in the Fund have been the aging US population and global growth. In the United States, aging baby boomers are playing a key role in driving the US economy, particularly in healthcare and financial services. We believe US pharmaceutical and financial services companies will benefit from this trend for years to come. Another important driver of pharmaceutical company growth is the use of biotechnology and genomics to advance discovery and new treatments for the many costly illnesses such as cancer, heart disease and diabetes. Global growth also became an important theme during the recent period. As the economy began to slow, consumer staple companies became attractive investments because of their defensive nature and consistent growth.

The thematic approach to investing has proven to be a successful strategy in selecting stocks for the portfolio. We continue to search for new long-term investment themes within the marketplace and will invest in those themes as opportunities arise.

Which portfolio holdings enhanced the Fund's performance?
Health care and financials drove strong relative performance during the recent six-month period. In health care, some of the more notable outperformers included Immunex Corp., Cardinal Health and Abbott Laboratories. In financials, it was primarily insurance companies that performed well such as American International Group and Hartford Financial Services.

Were there any disappointments in the Fund?
Due to the weakening economy and a string of earnings disappointments, the technology sector was hit hard during this period. Among the disappointments within this sector were Dell Computer, Intel and Micron Technology. Telecommunication service equipment companies also suffered due to the competitive environment. We paid a steep price for building and maintaining positions in a number of telecommunications and media companies like AOL and Worldcom, but we believe that their valuations are attractive at current levels and that both companies have sound strategies.

What is your outlook for the next fiscal period?
Looking ahead, in spite of the recent poor results for large cap equity investors, we remain cautiously optimistic. The Fed is now in position to cut rates in order to restore economic growth in the US. Inflation should remain under control. Investors and consumers have been reminded that there is a correlation between risk and return. The new administration in Washington has the freedom, because of the large budget surpluses, to cut taxes to stimulate the economy. Valuations are much more reasonable, particularly in technology, media, and telecommunications. The risk, of course, is that the Fed has overplayed its hand by keeping monetary policy too tight for too long and that there will be a general failure of confidence in the economy leading to further contraction and ultimately a recession. We don't believe that a recession is imminent. However, a downward spiral in confidence, resulting from the dramatic fall in value of stocks in the NASDAQ is a possibility. Therefore, we will continue to invest somewhat defensively in the portfolios by maintaining overweight positions in healthcare, consumer staples, electric utilities, and energy while looking for opportunities in telecommunications, technology, and media. Overall, we remain cautious about the US equity market.

                                Top 10 Holdings


   1. Cisco Systems, Inc. .....  3.73%
   2. Exxon Mobil Corp. .......  3.48%
   3. Microsoft Corp. .........  2.93%
   4. Citigroup, Inc. .........  2.54%
   5. Marsh & McLennan
      Companies Inc. ..........  2.35%
   6. Intel Corp. .............  2.30%
   7. American International
      Gp. Inc..................  2.23%
   8. General Electric Co. ....  2.02%
   9. Pfizer, Inc. ............  2.02%
  10. SBC Communications,
      Inc. ....................  1.97%

 Portfolio holdings are subject to change.





-------------------------------------------------------------------------------

 November 30, 2000                                              57
              CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 97.05%
               AEROSPACE/DEFENSE - 2.40%
     167,100   Boeing Co. .....................................   $   11,540,344
     178,000   United Technologies Corp. ......................       12,604,625
                                                                  --------------
                                                                      24,144,969
                                                                  --------------
               BANKS - NEW YORK CITY - 2.54%
     513,066   Citigroup, Inc. ................................       25,557,100
                                                                  --------------
               BANKS - OTHER - 1.08%
     289,900   FleetBoston Financial Corp. ....................       10,871,250
                                                                  --------------
               BANKS - REGIONAL - 3.26%
     303,400   BankOne Corp. ..................................       10,865,513
     113,300   Chase Manhattan Corp. ..........................        4,177,937
     137,800   State Street Corp. .............................       17,776,200
                                                                  --------------
                                                                      32,819,650
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 3.48%
     311,700   Coca-Cola Co. ..................................       19,520,213
     340,000   PepsiCo, Inc. ..................................       15,427,500
                                                                  --------------
                                                                      34,947,713
                                                                  --------------
               CHEMICAL - MAJOR - 0.94%
     309,900   Dow Chemical Co. ...............................        9,471,319
                                                                  --------------
               CONGLOMERATES - 1.41%
     269,100   Tyco International, Ltd. .......................       14,195,025
                                                                  --------------
               DRUGS - 11.19%
     291,700   American Home Products Corp. ...................       17,538,463
     249,200   Bristol Myers Squibb Co. .......................       17,272,675
      73,100   Eli Lilly and Co. ..............................        6,848,555
      84,100 * Immunex Corp. ..................................        3,127,469
     204,200   Merck & Co., Inc. ..............................       18,926,788
     458,200   Pfizer, Inc. ...................................       20,303,988
     195,900   Pharmacia Corp. ................................       11,949,900
     293,300   Schering-Plough Corp. ..........................       16,443,131
                                                                  --------------
                                                                     112,410,969
                                                                  --------------
               ELECTRONIC EQUIPMENT - 4.06%
     159,100   Emerson Electric Co. ...........................       11,594,413
     409,900   General Electric Co. ...........................       20,315,669
     295,800 * Teradyne, Inc. .................................        8,892,487
                                                                  --------------
                                                                      40,802,569
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FOODS - 1.04%
     253,700   General Mills, Inc. ............................   $   10,433,413
                                                                  --------------
               HEALTHCARE - 1.22%
     122,800   Cardinal Health, Inc. ..........................       12,272,325
                                                                  --------------
               HOSPITAL MANAGEMENT - 1.22%
     297,000   Hca-The Healthcare Company......................       12,306,938
                                                                  --------------
               HOSPITAL SUPPLIES - 3.75%
     332,400   Abbott Laboratories.............................       18,302,775
      68,000 * Baxter International, Inc. .....................        5,886,250
     135,000   Johnson & Johnson...............................       13,500,000
                                                                  --------------
                                                                      37,689,025
                                                                  --------------
               HOUSEHOLD PRODUCTS - 2.93%
     117,900   Minnesota Mining & Manufacturing Co. ...........       11,775,262
     235,600   Procter & Gamble Co. ...........................       17,640,550
                                                                  --------------
                                                                      29,415,812
                                                                  --------------
               INFORMATION PROCESSING - 0.34%
      67,900 * JDS Uniphase Corp...............................        3,399,244
                                                                  --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 2.93%
     513,700 * Microsoft Corp. ................................       29,473,537
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 4.40%
     334,400 * Dell Computer Corp. ............................        6,437,200
     121,700 * EMC Corp. ......................................        9,051,438
     164,200   Hewlett Packard Co. ............................        5,192,824
     173,100   International Business Machine..................       16,184,850
     256,600 * Solectron Corp. ................................        7,313,100
                                                                  --------------
                                                                      44,179,412
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 3.41%
     421,200 * America Online, Inc. ...........................       17,104,932
     259,300   Automatic Data Processing, Inc. ................       17,113,800
                                                                  --------------
                                                                      34,218,732
                                                                  --------------
               INFORMATION PROCESSING -NETWORKING - 3.73%
     783,500 * Cisco Systems, Inc. ............................       37,510,062
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - MULTILINE - 5.66%
     231,550   American International Gp. Inc..................   $   22,445,878
     153,000   Hartford Financial Svcs Group...................       10,824,750
     205,300   Marsh & McLennan Companies Inc..................       23,635,163
                                                                  --------------
                                                                      56,905,791
                                                                  --------------
               MERCHANDISE - DRUG - 0.93%
     165,000   CVS Corp. ......................................        9,384,375
                                                                  --------------
               MERCHANDISE - SPECIALTY - 1.49%
     381,000   Home Depot, Inc. ...............................       14,930,438
                                                                  --------------
               MERCHANDISING - FOOD - 1.69%
     287,800 * Safeway, Inc. ..................................       16,962,213
                                                                  --------------
               MERCHANDISING - MASS - 1.86%
     358,000   Wal-Mart Stores, Inc. ..........................       18,683,125
                                                                  --------------
               METALS - ALUMINUM - 0.54%
     192,100   Alcoa, Inc. ....................................        5,414,819
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 1.08%
     181,300   El Paso Energy Corp. ...........................       10,889,331
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 1.72%
     475,500   Conoco, Inc., Class B...........................       11,917,219
     158,400   Unocal Corp. ...................................        5,405,400
                                                                  --------------
                                                                      17,322,619
                                                                  --------------
               OIL - INTEGRATED
               INTERNATIONAL - 4.50%
     397,600   Exxon Mobil Corp. ..............................       34,988,800
     175,100   Texaco, Inc. ...................................       10,166,744
                                                                  --------------
                                                                      45,155,544
                                                                  --------------
               OIL - SERVICES - 0.75%
     121,600   Schlumberger, Ltd. .............................        7,539,200
                                                                  --------------
               OIL/GAS PRODUCERS - 0.30%
      75,600   Transocean Sedco Forex, Inc. ...................        3,014,550
                                                                  --------------
               PAPER/FOREST PRODUCTS - 1.40%
     201,700   Kimberly-Clark Corp. ...........................       14,106,393
                                                                  --------------
               POLLUTION CONTROL - 1.03%
     432,900   Waste Management, Inc. .........................       10,362,543
                                                                  --------------
               PUBLISHING - NEWS - 1.55%
     289,900   Gannett Co., Inc. ..............................       15,545,887
                                                                  --------------

--------------------------------------------------------------------------------

 58                                              November 30, 2000
        CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               RESTAURANTS - 1.69%
     532,900   McDonald's Corp. ...............................   $   16,986,188
                                                                  --------------
               SECURITIES RELATED - 2.28%
     206,600   Merrill Lynch & Co., Inc. ......................       11,956,975
     173,500   Morgan Stanley Dean Witter & Co. ...............       10,995,563
                                                                  --------------
                                                                      22,952,538
                                                                  --------------
               SEMICONDUCTORS - 3.80%
     606,400   Intel Corp. ....................................       23,081,100
     280,600 * Micron Technology, Inc. ........................        8,838,900
     144,700 * Vitesse Semiconductor Corp. ....................        6,240,188
                                                                  --------------
                                                                      38,160,188
                                                                  --------------
               TELECOMMUNICATIONS - 4.47%
     871,200   AT&T Corp. .....................................       11,815,650
     341,800 * Global Crossing Ltd. ...........................        4,229,774
     242,600   Nortel Networks Corp. ..........................        9,158,150
     174,000 * Tellabs, Inc. ..................................        9,222,000
     703,550 * Worldcom, Inc. .................................       10,509,278
                                                                  --------------
                                                                      44,934,852
                                                                  --------------
               UTILITIES - COMMUNICATION - 1.97%
     360,900   SBC Communications, Inc. .......................       19,826,944
                                                                  --------------
               UTILITIES - ELECTRIC - 3.01%
     121,700   Duke Energy Corp. ..............................       10,945,394
      83,100   Exelon Corp. ...................................        5,505,375
     206,700   FPL Group, Inc. ................................       13,693,874
                                                                  --------------
                                                                      30,144,643
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $977,705,810).............................      975,341,245
                                                                  --------------

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
              SHORT-TERM REPURCHASE
              AGREEMENT - 2.88%
              BANKS - OTHER
 $ 28,908,000 Paribas Corp., 6.48% dated 11/30/00, to be
              repurchased at $28,913,132 on 12/01/00,
              collateralized by U.S. Treasury Bonds, 13.25%,
              05/15/14 with a par value of $19,660,000 (Cost
              $28,908,000)....................................   $   28,908,000
                                                                 --------------
              TOTAL INVESTMENTS
              (Cost $1,006,613,810) - 99.93%..................    1,004,249,245
                                                                 --------------
              Other assets less liabilities - 0.07%...........          681,622
                                                                 --------------
              NET ASSETS - 100.00%............................   $1,004,930,867
                                                                 --------------

    * Non-income producing

--------------------------------------------------------------------------------

 November 30, 2000    AG GROWTH & INCOME FUND (Unaudited)       59
                             Average Annual Total Return

  6 Months             1 Year                       5 Years                       Since Inception*
--------------------------------------------------------------------------------------------------
   -8.06%              -6.31%                       13.69%                             14.93%

* April 29, 1994


[CHART APPEARS HERE]

MANAGEMENT OVERVIEW
A discussion with portfolio manager
Magali Azema-Barac, PhD, AGA

The Growth & Income Fund performance for the six months ending November 30, 2000 was -8.06% compared to the S&P 500 Index return of -6.92%.

After performing strongly for the fiscal year 1999, the large cap equity market suffered from an increased volatility to finish the year with a negative return of about 9.5%. This volatility is apparent when looking at some of the monthly returns of the S&P 500 over this period: for example up 5.99% in December and down 5.02% the next month, January 2000. This volatility phenomenon has been particularly strong in the Technology sector which makes up more than 25% of the large cap market. For the Fund overweighting energy stocks such as EOG (Enron Oil and Gas Resources) has been quite beneficial. However, the overweight in the basic materials sector in the early 2000 cost the Fund some return. This overweight has been reduced since and the Fund is now positioned with a neutral stance to the basic materials sector.

Throughout next year we expect volatility to continue, especially with the introduction of Regulation FD (Fair Disclosure) which will generate more earnings surprises from companies. (In short, the regulation FD requires companies to disclose any relevant information to both Wall Street financial analysts and the public at about the same time.)


                                Top 10 Holdings


   1. General Electric Co. ....  4.73%
   2. Merck & Co., Inc. .......  2.74%
   3. Cisco Systems, Inc. .....  2.66%
   4. Pfizer, Inc. ............  2.64%
   5. Wal-Mart Stores, Inc. ...  2.61%
   6. Microsoft Corp. .........  2.19%
   7. Johnson & Johnson........  2.12%
   8. American International
      Group, Inc. .............  2.03%
   9. Citigroup, Inc. .........  1.96%
  10. SBC Communications,
      Inc. ....................  1.95%

 Portfolio holdings are subject to change.





--------------------------------------------------------------------------------

 60                                              November 30, 2000
          AG GROWTH & INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 89.76%
               AEROSPACE/DEFENSE - 1.64%
      51,500   Lockheed Martin Corp. ..........................   $    1,756,150
      35,000   Northrop Grumman Corp. .........................        2,950,938
                                                                  --------------
                                                                       4,707,088
                                                                  --------------
               AIRLINES - 0.81%
      33,500 * AMR Corp. ......................................        1,120,156
      17,500   Delta Air Lines, Inc. ..........................          831,250
      12,000   Southwest Airlines Co. .........................          378,750
                                                                  --------------
                                                                       2,330,156
                                                                  --------------
               AUTO - CARS - 1.09%
      40,500   Ford Motor Co. .................................          921,375
      45,000   General Motors Corp. ...........................        2,227,500
                                                                  --------------
                                                                       3,148,875
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.06%
      10,000   Goodyear Tire & Rubber Co. .....................          169,500
                                                                  --------------
               BANKS - NEW YORK CITY - 1.96%
     113,333   Citigroup, Inc. ................................        5,645,400
                                                                  --------------
               BANKS - OTHER - 1.15%
      30,000   FleetBoston Financial Corp. ....................        1,125,000
      20,000   Mellon Financial Corp. .........................          937,500
      50,000   National City Corp. ............................        1,237,500
                                                                  --------------
                                                                       3,300,000
                                                                  --------------
               BANKS - REGIONAL - 0.99%
      56,500   Chase Manhattan Corp. ..........................        2,083,437
      15,000   SunTrust Banks, Inc. ...........................          762,188
                                                                  --------------
                                                                       2,845,625
                                                                  --------------
               BEVERAGE - BREWERS/DISTRIBUTORS - 1.15%
      70,000   Anheuser-Bush Companies, Inc. ..................        3,320,625
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 1.21%
      55,500   Coca-Cola Co. ..................................        3,475,688
                                                                  --------------
               BROADCASTING - 0.67%
      50,000 * Comcast Corp., Class A..........................        1,921,875
                                                                  --------------
               CHEMICAL - MISCELLANEOUS - 0.58%
      30,500 * Cytec Industries, Inc. .........................        1,054,156
      35,000   Olin Corp. .....................................          605,938
                                                                  --------------
                                                                       1,660,094
                                                                  --------------
               COSMETICS/TOILETRIES - 0.22%
      19,000   Gillette Co. ...................................          643,625
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - 9.19%
      65,000   Bristol - Myers Squibb Co. .....................   $    4,505,312
      25,000   Eli Lilly and Co. ..............................        2,342,187
      30,000 * King Pharmaceuticals, Inc. .....................        1,462,500
      85,000   Merck & Co., Inc. ..............................        7,878,438
     171,350   Pfizer, Inc. ...................................        7,592,947
      47,500   Schering-Plough Corp. ..........................        2,662,969
                                                                  --------------
                                                                      26,444,353
                                                                  --------------
               ELECTRONIC EQUIPMENT - 4.94%
     275,000   General Electric Co. ...........................       13,629,688
      20,000 * Teradyne, Inc. .................................          601,250
                                                                  --------------
                                                                      14,230,938
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 0.26%
      40,000 * Vishay Intertechnology, Inc. ...................          755,000
                                                                  --------------
               FINANCIAL SERVICES - 1.38%
      30,000   Allamerica Financial Corp. .....................        1,861,875
      38,500   American Express Co. ...........................        2,115,094
                                                                  --------------
                                                                       3,976,969
                                                                  --------------
               FOODS - 1.68%
      90,000   Archer Daniels Midland Co. .....................        1,147,500
      80,000   ConAgra, Inc. ..................................        2,035,000
      15,000   IBP, Inc. ......................................          336,563
      40,000   Ralston Purina Co. .............................        1,052,500
       6,000 * Suiza Foods Corp. ..............................          259,125
                                                                  --------------
                                                                       4,830,688
                                                                  --------------
               FOOTWEAR - 0.12%
       5,000 * Payless ShoeSource, Inc. .......................          333,750
                                                                  --------------
               GOVERNMENT SPONSORED - 1.04%
      38,000   Federal National Mortgage Association...........        3,002,000
                                                                  --------------
               HARDWARE & TOOLS - 0.67%
      30,000   Black & Decker Corp. ...........................        1,085,625
      31,000   Stanley Works...................................          835,063
                                                                  --------------
                                                                       1,920,688
                                                                  --------------
               HEALTHCARE - 0.83%
      50,000 * Apria Healthcare Group, Inc. ...................        1,171,875
      30,000 * Oxford Health Plans, Inc. ......................        1,216,875
                                                                  --------------
                                                                       2,388,750
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.52%
      21,500   Eaton Corp. ....................................        1,507,688
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               HOSPITAL SUPPLIES - 3.20%
      37,500   Abbott Laboratories............................     $  2,064,844
      21,000   C. R. Bard, Inc. ..............................        1,034,250
      61,000   Johnson & Johnson..............................        6,100,000
                                                                 --------------
                                                                      9,199,094
                                                                 --------------
               HOUSEHOLD PRODUCTS - 0.38%
       7,000   Colgate-Palmolive Co. .........................          411,250
      36,500   Tupperware Corp. ..............................          666,125
                                                                 --------------
                                                                      1,077,375
                                                                 --------------
               INFORMATION PROCESSING - 0.41%
      23,500 * JDS Uniphase Corp. ............................        1,176,469
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               3.63%
     110,000 * Microsoft Corp. ...............................        6,311,250
      12,884 * Openwave Systems, Inc. ........................          587,833
     134,000 * Oracle Corp. ..................................        3,551,000
                                                                 --------------
                                                                     10,450,083
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER HARDWARE -
               1.47%
      31,500   Compaq Computer Corp. .........................          677,250
      26,500 * Dell Computer Corp. ...........................          510,125
       8,500 * Gateway, Inc. .................................          161,500
      38,000 * Sun Microsystems, Inc. ........................        2,890,375
                                                                 --------------
                                                                      4,239,250
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER SERVICES -
               1.79%
      49,000 * America Online, Inc. ..........................        1,989,890
      28,000   Automatic Data Processing, Inc. ...............        1,848,000
      25,000   Electronic Data Systems Corp. .................        1,323,438
                                                                 --------------
                                                                      5,161,328
                                                                 --------------
               INFORMATION PROCESSING - DATA SERVICES - 4.97%
      20,600   Adobe Systems, Inc. ...........................        1,305,525
      17,000   Computer Associates
               International..................................          444,125
      16,750 * Dun & Bradstreet Corp. ........................          388,391
      45,000 * EMC Corp. .....................................        3,346,875
      37,000   Hewlett Packard Co. ...........................        1,170,125
      58,000   International Business Machines................        5,423,000
      10,000 * Seagate Technology Inc. .......................          495,000
      17,000 * Siebel Systems, Inc. ..........................        1,187,875
      14,000 * Yahoo!, Inc. ..................................          554,750
                                                                 --------------
                                                                     14,315,666
                                                                 --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              61
    AG GROWTH & INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - NETWORKING - 2.66%
     160,000 * Cisco Systems, Inc. ............................   $    7,660,000
                                                                  --------------
               INSURANCE - CASUALTY - 0.33%
      50,000   American Financial Group, Inc. .................          953,125
                                                                  --------------
               INSURANCE - MULTILINE - 3.45%
      55,000   Allstate Corp. .................................        2,103,750
      60,250   American International Group, Inc. .............        5,840,484
      15,000   CIGNA Corp. ....................................        1,976,250
                                                                  --------------
                                                                       9,920,484
                                                                  --------------
               LEISURE TIME - 0.22%
      17,343 * Sabre Holdings Corp. ...........................          618,928
                                                                  --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 0.71%
      50,000   Cooper Industries, Inc. ........................        2,040,625
                                                                  --------------
               MERCHANDISE - SPECIALTY - 0.74%
       7,000 * Best Buy Co., Inc. .............................          180,250
      50,000   Home Depot, Inc. ...............................        1,959,375
                                                                  --------------
                                                                       2,139,625
                                                                  --------------
               MERCHANDISING - FOOD - 0.99%
      65,000   Supervalu, Inc. ................................        1,178,125
      30,000   SYSCO Corp. ....................................        1,657,500
                                                                  --------------
                                                                       2,835,625
                                                                  --------------
               MERCHANDISING - MASS - 3.17%
      50,000   Sears, Roebuck and Co. .........................        1,622,000
     144,000   Wal-Mart Stores, Inc. ..........................        7,515,000
                                                                  --------------
                                                                       9,137,000
                                                                  --------------
               METALS - ALUMINUM - 1.00%
      50,000   Alcan Aluminium, Ltd. ..........................        1,518,750
      48,760   Alcoa, Inc. ....................................        1,374,423
                                                                  --------------
                                                                       2,893,173
                                                                  --------------
               METALS - MISCELLANEOUS - 0.14%
      50,300 * Freeport-McMoRan Copper & Gold,
               Class B.........................................          405,544
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MISCELLANEOUS - 0.71%
      45,000   AVX Corp. ......................................   $      843,750
      23,158 * Agilent Technologies, Inc. .....................        1,208,558
                                                                  --------------
                                                                       2,052,308
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 2.84%
      25,000   Amerada Hess Corp. .............................        1,531,250
      77,500   EOG Resources, Inc. ............................        3,288,906
      80,000   Occidental Petroleum Corp. .....................        1,730,000
      29,000   Phillips Petroleum Co. .........................        1,638,500
                                                                  --------------
                                                                       8,188,656
                                                                  --------------
               OIL - INTEGRATED
               INTERNATIONAL - 1.71%
      56,000   Exxon Mobil Corp. ..............................        4,928,000
                                                                  --------------
               OIL - SERVICES - 0.57%
      50,000   Baker Hughes, Inc. .............................        1,653,125
                                                                  --------------
               OIL/GAS PRODUCERS - 1.27%
      24,000   Equitable Resources, Inc. ......................        1,338,000
      50,000   Helmerich & Payne, Inc. ........................        1,490,625
      30,000   Ultramar Diamond Shamrock Corp. ................          826,875
                                                                  --------------
                                                                       3,655,500
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.72%
      10,000   Georgia-Pacific Corp. ..........................          251,875
      50,000   Mead Corp. .....................................        1,321,875
      15,500   Potlatch Corp. .................................          485,344
                                                                  --------------
                                                                       2,059,094
                                                                  --------------
               PUBLISHING - NEWS - 0.65%
      35,500   Gannett Co., Inc. ..............................        1,876,875
                                                                  --------------
               PUBLISHING/PRINTING - 0.56%
      35,000   Deluxe Corp. ...................................          815,937
      30,500   Moody's Corp. ..................................          791,094
                                                                  --------------
                                                                       1,607,031
                                                                  --------------
               RAILROAD - 0.24%
      15,000   GATX Corp. .....................................          705,000
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               RESTAURANTS - 1.16%
      85,500   Darden Restaurants, Inc. .......................   $    2,255,063
      30,000 * Tricon Global Restaurants, Inc. ................        1,080,000
                                                                  --------------
                                                                       3,335,063
                                                                  --------------
               SAVINGS & LOAN - 0.27%
      31,250   Dime Bancorp, Inc. .............................          777,344
                                                                  --------------
               SECURITIES RELATED - 2.23%
      77,000   Lehman Brothers Holdings, Inc. .................        3,816,313
      10,000   J. P. Morgan & Co., Inc. .......................        1,348,125
      20,000   Morgan Stanley Dean Witter & Co. ...............        1,267,500
                                                                  --------------
                                                                       6,431,938
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.34%
      24,000 * Applied Materials, Inc. ........................          970,500
                                                                  --------------
               SEMICONDUCTORS - 3.79%
      40,000 * Advanced Micro Devices, Inc. ...................          610,000
     145,500   Intel Corp. ....................................        5,538,094
      22,000 * Micron Technology, Inc. ........................          693,000
      77,500   Motorola, Inc. .................................        1,554,844
      28,500 * National Semiconductor Corp. ...................          529,031
      12,500   Rockwell International Corp. ...................          503,125
      40,000   Texas Instruments, Inc. ........................        1,492,500
                                                                  --------------
                                                                      10,920,594
                                                                  --------------
               TELECOMMUNICATIONS - 5.12%
      20,000   Alltel Corp. ...................................        1,225,000
      47,500   AT&T Corp. .....................................          932,187
      23,000 * AT&T Corp. - Liberty Media Corp. ...............          311,937
      33,375 * Avaya, Inc. ....................................          390,070
      80,500   Lucent Technologies, Inc. ......................        1,252,780
      29,000 * Nextel Communications, Inc.,
               Class A.........................................          899,000
      80,000   Nortel Networks Corp. ..........................        3,020,000
      21,000 * QUALCOMM, Inc. .................................        1,685,250
      89,290   Verizon Communications..........................        5,016,981
                                                                  --------------
                                                                      14,733,205
                                                                  --------------
               TEXTILE - PRODUCTS - 0.19%
      20,000   V. F. Corp. ....................................          538,750
                                                                  --------------
               TOBACCO - 0.57%
      43,000   Philip Morris Companies, Inc. ..................        1,642,063
                                                                  --------------

--------------------------------------------------------------------------------

 62                                              November 30, 2000
    AG GROWTH & INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES - COMMUNICATION - 3.22%
      60,500   BellSouth Corp. ................................   $    2,529,656
     102,190   SBC Communications, Inc. .......................        5,614,062
      50,000 * Sprint Corp. PCS Group..........................        1,134,374
                                                                  --------------
                                                                       9,278,092
                                                                  --------------
               UTILITIES - ELECTRIC - 2.18%
     103,000   Edison International, Inc. .....................        2,362,561
      45,000   FPL Group, Inc. ................................        2,981,250
      40,000   Western Resources, Inc. ........................          915,000
                                                                  --------------
                                                                       6,258,811
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $240,199,755).............................      258,394,718
                                                                  --------------
     PAR
    VALUE

------
               SHORT-TERM INVESTMENTS - 10.19%
               CORPORATE COMMERCIAL PAPER - 9.66%
               FOODS - 1.21%
 $ 3,517,000   Safeway Inc.,
               7.00% due 12/01/00..............................        3,517,000
                                                                  --------------
               HEALTHCARE - 1.15%
   3,310,000   Baxter International, Inc.,
               6.58% due 12/20/00..............................        3,298,501
                                                                  --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 3.13%
   9,000,000   Cooper Industries, Inc.,
               6.59% due 12/01/00..............................        9,000,000
                                                                  --------------
               OIL/GAS PRODUCERS - 4.17%
  12,000,000   Duke Cap Corp.,
               6.58% due 12/04/00..............................       11,993,419
                                                                  --------------
                                                                      27,808,920
                                                                  --------------

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             U. S. TREASURY BILLS - 0.53%
             United States Treasury Bills:
 $   400,000 6.12% due 12/21/00................................   $      398,631
     875,000 6.08% due 01/18/01................................          867,895
      50,000 6.07% due 12/21/00................................           49,830
     175,000 6.02% due 01/18/01................................          173,594
      50,000 5.99% due 12/07/00................................           49,950
                                                                  --------------
                                                                       1,539,900
                                                                  --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $29,348,820)................................       29,348,820
                                                                  --------------
             TOTAL INVESTMENTS
             (Cost $269,548,575) - 99.95%......................      287,743,538
                                                                  --------------
             Other assets less liabilities - 0.05%.............          147,912
                                                                  --------------
             NET ASSETS - 100.00%..............................   $  287,891,450
                                                                  --------------

    * Non-income producing

                                                                    UNREALIZED
CONTRACTS                                                          DEPRECIATION

-------------------------------------------------------------------------------
    FUTURES CONTRACTS PURCHASED(1)
    (Delivery month/Value at 11/30/00)
 72(2)S&P 500 Index Futures
        (December/$1,322)......................................... $(1,099,775)
                                                                   -----------

(1) U.S. Treasury Bills with a market value of approximately $1,550,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 250.

--------------------------------------------------------------------------------

 November 30, 2000                                              63
              T. ROWE PRICE SCIENCE & TECHNOLOGY FUND (Unaudited)
     --------------------------------------------------------------------------
                            Average Annual Total Return

    6 Months            1 Year                      5 Years                     Since Inception*
------------------------------------------------------------------------------------------------
    -25.53%             -22.74%                     16.42%                           25.23%

* April 29, 1994


[CHART APPEARS HERE]

MANAGEMENT OVERVIEW
A discussion with portfolio manager
Charles A. Morris, CFA

Investors looking for a post-election rally had their hopes dashed when one of the tightest political contests in U.S. history failed to produce a decisive winner. Science and technology stocks were especially hard-hit as news of economic slowing and earnings disappointments overshadowed inflation concerns. As a result of the heavy selling, the fund suffered a punishing loss during the six months ended November 30, 2000.

PORTFOLIO REVIEW

The ongoing correction sent the stocks of many companies with excessive market valuations tumbling to more realistic levels. In addition, the shares of quality companies that failed to live up to financial expectations were also punished in the bloodletting. As mentioned in earlier reports, investors need to understand that growth has not stopped for the market leaders, it has only begun to moderate. In our view, the technology sectors still represent the fastest-growing segment of the economy.

In a period such as we have just been through, it is not surprising that the vast majority of portfolio holdings posted severe losses. Only three stocks made it into positive territory--Net IQ, QUALCOMM, and Nokia--while such tech stalwarts as Sprint PCS, CIENA, SDL, Broadcom, Applied Micro Circuits, Xilinx, Analog Devices, Oracle, VERITAS Software, and a slew of others fell sharply. No sector was spared the carnage as the selling spread across the board.

We made some changes to our holdings during the period, adding shares of Dell Computer, SDL, Cypress Semiconductor, Sycamore Networks, and others, and either eliminating or trimming back on Microsoft, Oracle, and Nortel Networks. At the end of November, the top five stocks in the portfolio were Nokia, Cisco Systems, Analog Devices, Oracle, and Vodafone. Communications stocks represented the largest sector allocation with 34% of assets, followed by semiconductors and software with 30% and 16%, respectively.

OUTLOOK

At the end of September we said that, despite the recent selling, pockets of excess valuation remained. As a result, we would not be surprised to see some continued volatility in coming months. Following the sharp declines of the past two months, more stocks have fallen to levels that appear more reasonable to us. We remain optimistic about the prospects for technology, which we believe will provide the best opportunity for growth during the next few years. We will remain focused on the migration from PC-based computing to communications-driven market forces, and we will continue to seek out the fastest-growing companies in our sectors for the portfolio.



                                Top 10 Holdings


   1. Nokia Corp. ADR - Series
      A .......................  5.30%
   2. Cisco Systems, Inc. .....  4.96%
   3. Analog Devices, Inc. ....  3.56%
   4. Oracle Corp. ............  3.26%
   5. Vodafone Group plc - SP
      ADR .....................  3.20%
   6. Texas Instruments,
      Inc. ....................  3.08%
   7. Electronic Arts .........  2.96%
   8. Flextronics
      International, Ltd. .....  2.57%
   9. Altera Corp. ............  2.46%
  10. LSI Logic Corp. .........  2.21%

 Portfolio holdings are subject to change.


--------------------------------------------------------------------------------

 64                                              November 30, 2000
  T. ROWE PRICE SCIENCE & TECHNOLOGY FUND SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 97.73%
               AEROSPACE/DEFENSE - 0.83%
     790,000 * SCI Systems, Inc. ..............................   $   21,181,875
                                                                  --------------
               AUTO - CARS - 0.13%
     152,700 * General Motors Corp., Class H...................        3,319,698
                                                                  --------------
               CONTAINERS - METAL/GLASS - 2.10%
     920,000   Corning, Inc. ..................................       53,820,000
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 2.57%
   2,620,000 * Flextronics International, Ltd. ................       65,663,750
                                                                  --------------
               INFORMATION PROCESSING - 1.29%
     660,000 * JDS Uniphase Corp. .............................       33,041,250
                                                                  --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 8.98%
     265,000 * Broadcom Corp. .................................       25,837,500
     230,000 * McData Corp. ...................................       12,420,000
     790,000 * Microsoft Corp. ................................       45,326,250
     460,000 * NetIQ Corp. ....................................       36,915,000
   3,145,000 * Oracle Corp. ...................................       83,342,500
     265,000 * Veritas Software Corp. .........................       25,854,063
                                                                  --------------
                                                                     229,695,313
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 3.60%
     637,400 * Dell Computer Corp. ............................       12,269,950
   1,050,000 * Sun Microsystems, Inc. .........................       79,865,625
                                                                  --------------
                                                                      92,135,575
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 5.52%
   1,210,000 * Ariba, Inc. ....................................       75,322,500
     760,000 * VeriSign, Inc. .................................       65,882,500
                                                                  --------------
                                                                     141,205,000
                                                                  --------------
               INFORMATION PROCESSING -
               CONSUMER SOFTWARE - 1.79%
     790,000 * Intuit, Inc. ...................................       35,994,375
     790,000 * Realnetworks, Inc. .............................        9,825,625
                                                                  --------------
                                                                      45,820,000
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               DATA SERVICES - 9.16%
   2,120,000 * Electronic Arts.................................   $   75,657,500
   1,055,000 * EMC Corp. ......................................       78,465,625
     395,000 * Siebel Systems, Inc. ...........................       27,600,625
   1,850,000 * Solectron Corp. ................................       52,725,000
                                                                  --------------
                                                                     234,448,750
                                                                  --------------
               INFORMATION PROCESSING -
               NETWORKING - 8.05%
   2,650,000 * Cisco Systems, Inc. ............................      126,868,750
   2,095,000 * Exodus Communications, Inc. ....................       47,661,250
     134,100 * Juniper Networks, Inc. .........................       16,745,738
     337,200 * Oni Systems Corp. ..............................       14,668,200
                                                                  --------------
                                                                     205,943,938
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 6.47%
   1,055,000 * Applied Materials, Inc. ........................       42,661,562
   1,320,000 * ASM Lithography Holding N.V. ...................       26,977,500
     730,000 * Cognex Corp. ...................................       12,820,625
   1,580,000 * KLA-Tencor Corp. ...............................       43,450,000
     265,000   Newport Corp....................................       15,105,000
     950,000 * Novellus Systems, Inc. .........................       24,640,625
                                                                  --------------
                                                                     165,655,312
                                                                  --------------
               SEMICONDUCTORS - 23.22%
   2,630,000 * Altera Corp. ...................................       62,955,625
   1,835,000 * Analog Devices, Inc. ...........................       91,061,875
   1,445,000 * Applied Micro Circuits Corp. ...................       69,992,188
   1,360,000 * Cypress Semiconductor Corp. ....................       28,730,000
   3,146,000 * LSI Logic Corp. ................................       56,628,000
   1,315,000 * Maxim Integrated Products, Inc. ................       67,065,000
     425,000 * SDL, Inc. ......................................       77,243,750
   2,110,000 * Texas Instruments, Inc. ........................       78,729,374
   1,580,000 * Xilinx, Inc. ...................................       61,620,000
                                                                  --------------
                                                                     594,025,812
                                                                  --------------
               TELECOMMUNICATIONS - 21.85%
     540,000 * China Mobile (Hong Kong) Ltd ADR................       14,310,000
     660,000 * CIENA Corp. ....................................       50,118,750
   2,110,000 * Colt TelecomGroup...............................       36,043,189
     230,800 * Marconi Plc.....................................        2,185,576
   3,170,000 * Nokia Corp. ADR-Series A........................      135,517,500
   1,580,000 * Nortel Networks Corp. ..........................       59,645,000

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
     965,000 * QUALCOMM, Inc. .................................   $   77,441,250
     395,000 * Sanmina Corp. ..................................       30,118,750
     787,000 * Sycamore Networks Inc...........................       32,611,313
   2,390,000   Vodafone Group plc - SP ADR.....................       81,857,500
   2,630,000 * Xo Communications...............................       39,121,250
                                                                  --------------
                                                                     558,970,078
                                                                  --------------
               UTILITIES - COMMUNICATION - 1.16%
   1,310,000 * Sprint Corp. PCS Group..........................       29,720,625
                                                                  --------------
               UTILITIES - ELECTRIC - 1.01%
   1,072,000   The Furukawa Electric Co Ltd....................       25,741,548
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $2,913,581,245)...........................    2,500,388,524
                                                                  --------------
     PAR
    VALUE
 -----------
               SHORT-TERM UNITED STATES GOVERNMENT - 1.83%
               FEDERAL AGENCIES
 $ 7,000,000   Federal Home Loan Bank,
                6.39% due 12/14/00.............................        6,983,848
               Federal Home Loan Mortgage Corp:
  29,278,000    6.42% due 12/06/00.............................       29,184,164
  10,586,000    6.41% due 12/19/00.............................       10,576,561
                                                                  --------------
               TOTAL SHORT-TERM UNITED STATES GOVERNMENT -
               (Cost $46,744,573)..............................       46,744,573
                                                                  --------------
               TOTAL INVESTMENTS
               (Cost $2,960,325,818) - 99.56%...                   2,547,133,097
                                                                  --------------
               Other assets less liabilities - 0.44%...........       11,269,198
                                                                  --------------
               NET ASSETS - 100.00%............................   $2,558,402,295
                                                                  --------------
               * Non-income producing

FORWARD CURRENCY CONTRACTS

---------------------------------------------------------------------------
                            Settlement    Face       Market     Unrealized
        Long/Short             Date       Value       Value    Depreciation
---------------------------------------------------------------------------
13,634,201USD/9,621,878GBP   12/05/00  $13,634,201 $13,486,024  $(148,177)

--------------------------------------------------------------------------------

 November 30, 2000                                              65
                 T. ROWE PRICE HEALTH SCIENCES FUND (Unaudited)
                                  Total Return

                                Since Inception*
--------------------------------------------------------------------------------
                                     -9.10%

* November 1, 2000



[CHART APPEARS HERE]

The Fund commenced operations on November 1, 2000. It seeks long-term capital growth by normally investing at least 65% of total assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences. While the Fund can invest in companies of any size, the majority of Fund assets are expected to be invested in large- and mid-capitalization companies.

T. Rowe Price, the Fund's sub-adviser, divides the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. The allocation among these four areas will vary depending on the relative potential T. Rowe Price sees within each area and the outlook for the overall health sciences sector.

T. Rowe Price was founded in 1937 by Thomas Rowe Price, Jr. The Baltimore-based investment management firm is one of the nation's leading providers of no-load mutual funds for individual investors and corporate retirement programs. As of September 30, 2000, T. Rowe Price and its affiliates served as investment advisor to more than 75 stock, bond, and money market funds and managed over $179 billion.

The Fund is managed by an investment advisory committee, chaired by Kris H. Jenner, M.D., D. Phil. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund's investment program. Dr. Jenner was elected chairman of the retail T. Rowe Price Health Sciences Fund committee in 2000. Dr. Jenner joined T. Rowe Price as an analyst in 1997 and has been managing investments since 1998. From 1995-1997, while on leave from the general surgery residency program at the Johns Hopkins Hospital, he was a post doctoral fellow at the Brigham and Women's Hospital, Harvard Medical School. Dr. Jenner earned a B.S. from the University of Illinois (Summa cum laude), an M.D. from the Johns Hopkins School of Medicine, and a D. Phil. from Oxford University.

Market Outlook

T. Rowe Price believes that biotechnology continues to have the most attractive fundamentals in the health care sector. Still, valuations are high, and biotech stocks will likely continue to fluctuate significantly. Pharmaceuticals may be affected by political changes, though perhaps not as negatively as many investors fear. For example, a prescription drug benefit is a strong possibility, but price controls are extremely unlikely. As we manage the Fund, we will continue to seek a balance between companies with a history of stable earnings growth and those that offer significant potential for the future.


                                Top 10 Holdings


   1. Pfizer Inc. .............  8.38%
   2. Waters Corp. ............  4.81%
   3. PE Corp PE Biosystems
      Group....................  4.59%
   4. Pharmacia Corp. .........  4.56%
   5. Merck & Co., Inc. .......  4.08%
   6. IDEC Pharmaceuticals
      Corp. ...................  3.83%
   7. American Home Products
      Corp. ...................  3.70%
   8. Immunex Corp. ...........  3.43%
   9. Baxter International,
      Inc. ....................  3.43%
  10. Medimmune, Inc. .........  3.28%

 Portfolio holdings are subject to change.


--------------------------------------------------------------------------------

 66                                              November 30, 2000
     T. ROWE PRICE HEALTH SCIENCES FUND SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 98.48%
               AEROSPACE/DEFENSE - 1.57%
         400   Perkinelmer, Inc. ..............................   $       35,624
                                                                  --------------
               CHEMICAL - MAJOR - 3.17%
       1,000 * Invitrogen Corp. ...............................           72,063
                                                                  --------------
               DRUGS - 48.16%
         700 * Alkermes, Inc. .................................           20,913
         700   Allergan, Inc. .................................           64,969
       1,400   American Home Products Corp. ...................           84,175
         300 * Amgen, Inc. ....................................           19,088
         200 * Biogen, Inc. ...................................           10,950
         100 * Celgene.........................................            5,706
         400 * Cell Pathways, Inc. ............................            2,150
       1,200 * Cephalon, Inc. .................................           55,500
         300 * COR Therapeutics, Inc. .........................           10,631
         300 * Cubist Pharma, Inc. ............................            9,750
         400   Eli Lilly and Co. ..............................           37,475
         100 * Emisphere Technologies, Inc. ...................            2,675
         100 * Human Genome Sciences, Inc. ....................            6,219
         500 * IDEC Pharmaceuticals Corp. .....................           87,030
       2,100 * Immunex Corp. ..................................           78,094
         500 * ImmunoGen, Inc. ................................           12,594
       1,000 * Incyte Genomics, Inc. ..........................           26,500
         100 * Inhale Therapeutic Systems, Inc. ...............            3,850
         500 * Inkine Pharmaceutical Co Inc....................            3,797
         400 * Insmed, Inc. ...................................            1,225
         400 * K V Pharmaceutical Co. Class B..................           10,575
         900 * King Pharmaceuticals, Inc. .....................           43,875
         100 * Ligand Pharmaceuticals, Inc., Class B...........            1,255
       1,000   Merck & Co., Inc. ..............................           92,687
         500 * Neose Technologies, Inc. .......................           14,750
         200 * Neurocrine Biosciences, Inc. ...................            5,813
       1,200 * NPS Pharmaceuticals, Inc. ......................           46,500
       4,300   Pfizer, Inc. ...................................          190,544
       1,700   Pharmacia Corp. ................................          103,700
         400 * Pharmacopeia, Inc. .............................            8,650
         100 * Sepracor, Inc. .................................            7,306
         300 * Shire Pharmaceuticals - ADR.....................           13,688

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - Continued
         200 * Sicor, Inc. ....................................   $        2,988
         600 * Triangle Pharmaceuticals, Inc. .................            3,263
         400 * ViroPharma, Inc. ...............................            6,200
                                                                  --------------
                                                                       1,095,085
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 6.48%
         600 * Molecular Devices Corp. ........................           29,325
         300 * Thermo Electron Corp. ..........................            8,700
       1,700 * Waters Corp. ...................................          109,331
                                                                  --------------
                                                                         147,356
                                                                  --------------
               FOODS - 0.83%
         600 * Symx Technologies, Inc. ........................           18,825
                                                                  --------------
               HEALTHCARE - 4.93%
         200 * Laboratory Corp. of America.....................           28,413
         500   Omnicare, Inc. .................................            8,188
         300 * OSI Pharmaceuticals, Inc. ......................           16,837
         500 * UnitedHealth Group, Inc. .......................           58,656
                                                                  --------------
                                                                         112,094
                                                                  --------------
               HOSPITAL SUPPLIES - 7.54%
         500 * ArthroCare Corp. ...............................            8,125
         900 * Baxter International, Inc. .....................           77,906
         100   Johnson & Johnson...............................           10,000
         600   Medtronic, Inc. ................................           31,950
         200 * MiniMed, Inc. ..................................           11,900
         400 * St Jude Medical, Inc. ..........................           23,825
       1,200 * Urocor, Inc. ...................................            7,800
                                                                  --------------
                                                                         171,506
                                                                  --------------
               INSURANCE - MULTILINE - 1.74%
         300   CIGNA Corp. ....................................           39,525
                                                                  --------------
               MACHINE TOOLS - 1.07%
         300 * Gilead Sciences, Inc. ..........................           24,431
                                                                  --------------
               MEDICAL TECHNOLOGY - 19.15%
         300 * Affymetrix, Inc. ...............................           17,700
         900   Aspect Medical Systems, Inc. ...................            7,763
         100 * Aviron..........................................            5,300
         200 * Brucker Daltronics, Inc. .......................            3,625

   NUMBER
  OF SHARES                                                       MARKET VALUE

--------------------------------------------------------------------------------
               MEDICAL TECHNOLOGY - Continued
         300   Cambridge Antibody Tech Group..................   $       12,546
       1,200   Celltech Group, Plc. ..........................           19,308
         700 * Cytyc Corp. ...................................           37,975
         600 * Deltagen, Inc. ................................            7,200
         100 * Exelixis, Inc. ................................            1,450
       1,000 * Genentech, Inc. ...............................           68,063
         400 * Guidant Corp. .................................           21,575
         300 * Novoste Corporation............................            7,706
       1,200   PE Corp PE Biosystems Group....................          104,400
       1,200 * QLT, Inc. .....................................           52,725
         400 * Quest Diagnostics, Inc. .......................           44,950
         400 * Serologicals Corp. ............................            3,874
       1,000 * Synaptic Pharmaceutical Corp. .................            5,625
         100 * Transkaryotic Therapies, Inc. .................            3,806
         100 * Visible Genetics, Inc. ........................            2,581
         800 * XOMA Ltd.......................................            7,225
                                                                 --------------
                                                                        435,397
                                                                 --------------
               MERCHANDISE - DRUG - 3.28%
       1,400 * Medimmune, Inc. ...............................           74,463
                                                                 --------------
               MISCELLANEOUS - 0.56%
         400 * Aurora Biosciences Corp. ......................           12,750
                                                                 --------------
               TOTAL COMMON STOCK
               (Cost $2,464,879)..............................        2,239,119
                                                                 --------------
     PAR
    VALUE
 -----------
               SHORT-TERM INVESTMENTS - 1.54%
               U.S. TREASURY BILLS - 1.54%
    $ 35,000   6.37% due 12/18/00
               (Cost $34,895).................................           34,895
                                                                 --------------
               TOTAL INVESTMENTS
               (Cost $2,499,774) - 100.02%....................        2,274,014
                                                                 --------------
               Other assets less liabilities - (0.02%)........             (377)
                                                                 --------------
               NET ASSETS - 100.00%...........................   $    2,273,637
                                                                 --------------

     * Non-income producing

--------------------------------------------------------------------------------

 November 30, 2000    AG SOCIAL AWARENESS FUND (Unaudited)      67
      --------------------------------------------------------------------------
                            Average Annual Total Return

  6 Months                1 Year                             5 Years                             10 Years
---------------------------------------------------------------------------------------------------------
   -7.97%                 -7.04%                             17.68%                               16.16%



[CHART APPEARS HERE]

MANAGEMENT OVERVIEW
A discussion with portfolio manager
Magali Azema-Barac, PhD, AGA

The Social Awareness Fund performance for the six months ending November 30, 2000 was -7.97% compared to the S&P 500 index return of -6.92%.

Because of its social mandate the Fund underweights the Energy sector. This has been very costly over the past six months. However, we believe that the current overweight in the Health sector should help the Fund recover over the next fiscal year.

After performing strongly for the fiscal year 1999, the large cap equity market suffered from an increased volatility to finish the period with a negative return of about 9.5%. This volatility is apparent when looking at some of the monthly returns of the S&P 500 over this period: for example up 5.99% in December and down 5.02% the next month, January 2000. This volatility phenomenon has been particularly strong in the Technology sector which makes up more than 25% of the large cap market. This six months also saw a reversal of the Growth versus Value dominance. Indeed, over 1999 Growth was the dominant theme with a return of 25% above Value. Then uncertainty in the markets and in the earnings capacity of these growth technology oriented stocks, Value took over as the dominant style and outperformed Growth by 11.88% for the first three quarters of 2000.

In general, we expect volatility to continue throughout next year, especially with the introduction of Regulation FD (Fair Disclosure) which will generate more earnings surprises from companies. (In short, the regulation FD requires companies to disclose any relevant information to both Wall Street financial analysts and the public at about the same time.)

                                Top 10 Holdings


   1. Merck & Co., Inc. .......  3.35%
   2. Microsoft Corp. .........  2.47%
   3. Cisco Systems, Inc. .....  2.45%
   4. American International
      Group, Inc. .............  2.21%
   5. SBC Communications,
      Inc. ....................  2.00%
   6. Wal-Mart Stores, Inc. ...  1.96%
   7. Johnson & Johnson........  1.91%
   8. Intel Corp. .............  1.88%
   9. International Business
      Machines.................  1.87%
  10. Verizon Communications...  1.84%

 Portfolio holdings are subject to change.


--------------------------------------------------------------------------------

 68                                              November 30, 2000
          AG SOCIAL AWARENESS FUND SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 92.42%
               ADVERTISING - 0.18%
      12,000   Omnicom Group, Inc. ............................   $      943,500
                                                                  --------------
               AIRLINES - 0.42%
      45,000 * AMR Corp. ......................................        1,504,688
      15,000   Delta Air Lines, Inc. ..........................          712,500
                                                                  --------------
                                                                       2,217,188
                                                                  --------------
               AUTO - CARS - 0.08%
      12,000   Hertz Corp., Class A............................          408,750
                                                                  --------------
               BANKS - NEW YORK CITY - 2.02%
      39,500   Bank of New York Co., Inc. .....................        2,179,906
     169,292   Citigroup, Inc. ................................        8,432,858
                                                                  --------------
                                                                      10,612,764
                                                                  --------------
               BANKS - OTHER - 2.16%
      86,600   Bank of America Corp. ..........................        3,458,587
      10,500   Commerce Bancshares.............................          396,375
      72,500   FleetBoston Financial Corp. ....................        2,718,750
      14,600   Mellon Financial Corp. .........................          684,375
      11,100   Providian Financial Corp. ......................          999,000
       9,214   UBS AG..........................................        1,264,622
      38,600   Wells Fargo Co. ................................        1,831,088
                                                                  --------------
                                                                      11,352,797
                                                                  --------------
               BANKS - REGIONAL - 1.26%
      14,292   Chase Manhattan Corp. ..........................          527,017
      32,524   Firstar Corp. ..................................          630,152
      56,100   GreenPoint Financial Corp. .....................        1,704,038
      33,000   PNC Financial Services..........................        2,194,500
      30,881   SunTrust Banks, Inc. ...........................        1,569,141
                                                                  --------------
                                                                       6,624,848
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 1.54%
      86,200   Coca-Cola Co. ..................................        5,398,275
      59,300   PepsiCo, Inc. ..................................        2,690,738
                                                                  --------------
                                                                       8,089,013
                                                                  --------------
               BROADCASTING - 1.14%
      26,400   A.H. Belo Corp. ................................          448,800
       9,500 * Clear Channel Communications....................          479,750
      68,000 * Comcast Corp., Class A..........................        2,613,750
      47,885 * Viacom, Inc., Class B...........................        2,448,121
                                                                  --------------
                                                                       5,990,421
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BUILDING MATERIALS - 0.18%
      23,266   Lowe's Companies, Inc. .........................   $      932,094
                                                                  --------------
               CHEMICAL - MAJOR - 0.32% .......................
      25,900   PPG Industries, Inc. ...........................        1,079,706
      19,496   Rohm and Haas Co. ..............................          580,006
                                                                  --------------
                                                                       1,659,712
                                                                  --------------
               CHEMICAL - MISCELLANEOUS - 0.15%
      50,000 * Grace, W.R. & Co. ..............................          115,625
      18,428   Praxair, Inc. ..................................          662,256
                                                                  --------------
                                                                         777,881
                                                                  --------------
               CONGLOMERATES - 1.08%
      21,000   ITT Industries, Inc. ...........................          699,562
      94,173   Tyco International, Ltd. .......................        4,967,626
                                                                  --------------
                                                                       5,667,188
                                                                  --------------
               CONSUMER FINANCE - 1.14%
      38,500   Associates First Capital Corp. .................        1,359,532
      41,886   Household International, Inc. ..................        2,089,064
      71,500   MBNA Corp. .....................................        2,551,656
                                                                  --------------
                                                                       6,000,252
                                                                  --------------
               CONTAINERS - METAL/GLASS - 0.63%
      56,928   Corning, Inc. ..................................        3,330,288
                                                                  --------------
               COSMETICS/TOILETRIES - 0.40%
      61,600   Gillette Co. ...................................        2,086,700
                                                                  --------------
               DRUGS - 7.61%
     126,300   Bristol Myers Squibb Co. .......................        8,754,169
      57,218   Eli Lilly and Co. ..............................        5,360,611
      52,700 * IVAX Corp. .....................................        2,164,389
     190,000   Merck & Co., Inc. ..............................       17,610,625
     109,000   Schering-Plough Corp. ..........................        6,110,813
                                                                  --------------
                                                                      40,000,607
                                                                  --------------
               ELECTRONIC EQUIPMENT - 0.84%
       9,500 * Amphenol Corp., Class A.........................          507,062
      37,000   Emerson Electric Co. ...........................        2,696,375
      20,701   Molex, Inc. ....................................          850,035
      11,500 * Teradyne, Inc. .................................          345,719
                                                                  --------------
                                                                       4,399,191
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRONIC INSTRUMENTS - 0.13%
      21,500 * Sensormatic Electronics Corp. ..................   $      384,313
      16,400 * Vishay Intertechnology, Inc. ...................          309,550
                                                                  --------------
                                                                         693,863
                                                                  --------------
               ENTERTAINMENT - 1.70%
      31,025   Carnival Corp., Class A.........................          703,880
      74,816   Time Warner, Inc. ..............................        4,638,592
     123,900 * Walt Disney Co. ................................        3,585,356
                                                                  --------------
                                                                       8,927,828
                                                                  --------------
               FINANCIAL SERVICES - 1.57%
     101,700   American Express Co. ...........................        5,587,144
      85,000   John Hancock Financial Service..................        2,677,500
                                                                  --------------
                                                                       8,264,644
                                                                  --------------
               FOODS - 1.63%
      35,500   Campbell Soup Co. ..............................        1,184,812
      61,200   ConAgra, Inc. ..................................        1,556,775
      17,000   H J Heinz Co. ..................................          775,625
      19,800   Hershey Foods Corp. ............................        1,252,350
      13,700   Quaker Oats Co. ................................        1,191,044
      60,600   Ralston Purina Co. .............................        1,594,538
      43,000   Sara Lee Corp. .................................        1,032,000
                                                                  --------------
                                                                       8,587,144
                                                                  --------------
               GOVERNMENT SPONSORED - 1.76%
      55,000   Federal Home Loan Mortgage Association..........        3,324,063
      75,000   Federal National Mortgage Association...........        5,925,000
                                                                  --------------
                                                                       9,249,063
                                                                  --------------
               HARDWARE & TOOLS - 0.08%
      11,000   Black & Decker Corp. ...........................          398,063
                                                                  --------------
               HEALTHCARE - 0.96%
      50,000   IMS Health, Inc. ...............................        1,400,000
      70,000 * Oxford Health Plans, Inc. ......................        2,839,375
       7,000 * UnitedHealth Group Inc. ........................          821,188
                                                                  --------------
                                                                       5,060,563
                                                                  --------------
               HOME BUILDERS - 0.10%
      14,000   Pulte Corp. ....................................          540,750
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              69
    AG SOCIAL AWARENESS FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               HOSPITAL MANAGEMENT - 1.29%
      86,000   HCA, The Healthcare Company....................   $    3,563,625
      76,000 * Tenet Healthcare Corp. ........................        3,234,750
                                                                 --------------
                                                                      6,798,375
                                                                 --------------
               HOSPITAL SUPPLIES - 3.44%
     130,000   Abbott Laboratories............................        7,158,125
     100,500   Johnson & Johnson..............................       10,050,000
      16,792   Medtronic, Inc. ...............................          894,174
                                                                 --------------
                                                                     18,102,299
                                                                 --------------
               HOUSEHOLD PRODUCTS - 1.51%
      46,000   Colgate-Palmolive Co. .........................        2,702,500
      69,800   Procter & Gamble Co. ..........................        5,226,275
                                                                 --------------
                                                                      7,928,775
                                                                 --------------
               INFORMATION PROCESSING - 0.51%
      42,500 * JDS Uniphase Corp. ............................        2,127,656
      29,000 * Sybase, Inc. ..................................          580,000
                                                                 --------------
                                                                      2,707,656
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               4.34%
       6,000 * DST Systems, Inc. .............................          428,625
      10,000 * Inktomi Corp. .................................          260,625
     226,000 * Microsoft Corp. ...............................       12,966,750
      29,472 * Openwave Systems, Inc. ........................        1,344,660
     250,200 * Oracle Corp. ..................................        6,630,300
      12,200 * Veritas Software Corp. ........................        1,190,263
                                                                 --------------
                                                                     22,821,223
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 2.12%
      27,000 * Apple Computer, Inc. ..........................          445,500
      85,000   Compaq Computer Corp. .........................        1,827,500
      80,073 * Dell Computer Corp. ...........................        1,541,405
      14,740 * Gateway, Inc. .................................          280,060
       9,200 * Lexmark International Group....................          423,200
      87,182 * Sun Microsystems, Inc. ........................        6,631,281
                                                                 --------------
                                                                     11,148,946
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 2.80%
     112,100 * America Online, Inc. ..........................        4,552,380

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - Continued
      36,800   Automatic Data Processing, Inc. ................   $    2,428,800
      27,000 * Ceridian Corp. .................................          619,313
      49,400   Electronic Data Systems Corp. ..................        2,615,113
      51,000   First Data Corp. ...............................        2,610,563
      32,250   Paychex, Inc. ..................................        1,874,531
                                                                  --------------
                                                                      14,700,700
                                                                  --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 4.71%
       6,000   Adobe Systems, Inc. ............................          380,249
      15,600   Computer Associates International...............          407,550
      28,431 * Dun & Bradstreet Corp. .........................          659,244
      97,800 * EMC Corp. ......................................        7,273,875
      84,000   Hewlett Packard Co. ............................        2,656,500
     104,900   International Business Machines.................        9,808,150
      10,000 * Network Appliance, Inc. ........................          493,750
      31,000   Pitney Bowes, Inc. .............................          900,938
      22,401 * Seagate Technology, Inc. .......................        1,108,850
       1,000 * Symantec Corp. .................................           36,000
      26,254 * Yahoo!, Inc. ...................................        1,040,315
                                                                  --------------
                                                                      24,765,421
                                                                  --------------
               INFORMATION PROCESSING -
               NETWORKING - 2.45%
     269,600 * Cisco Systems, Inc. ............................       12,907,100
                                                                  --------------
               INSURANCE - CASUALTY - 0.23%
      15,000   Chubb Corp. ....................................        1,222,500
                                                                  --------------
               INSURANCE - LIFE - 0.29%
      33,300   Lincoln National Corp. .........................        1,504,744
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 0.04%
       3,100   PMI Group, Inc. ................................          197,044
                                                                  --------------
               INSURANCE - MULTILINE - 4.78%
      20,000   AFLAC, Inc. ....................................        1,407,500
      23,500   Allstate Corp. .................................          898,875
     120,000   American International Group, Inc. .............       11,632,500
      65,000   CIGNA Corp. ....................................        8,563,750
      14,300   Hartford Financial Services Group...............        1,011,725
      13,900   Marsh & McLennan Companies, Inc. ...............        1,600,238
                                                                  --------------
                                                                      25,114,588
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               LEISURE TIME - 0.29%
      28,000   Callaway Golf Co. ..............................   $      495,250
      23,000   Harley-Davidson, Inc. ..........................        1,045,063
                                                                  --------------
                                                                       1,540,313
                                                                  --------------
               LODGING - 0.05%
      20,000   Host Marriott Corp. ............................          237,500
                                                                  --------------
               MACHINERY - AGRICULTURE - 0.17%
      22,200   Deere & Co. ....................................          903,263
                                                                  --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 1.33%
      56,400   Cooper Industries, Inc. ........................        2,301,825
      52,060   Dover Corp. ....................................        2,131,206
      48,500   Tidewater, Inc. ................................        1,964,250
      43,400   Timken Co. .....................................          583,188
                                                                  --------------
                                                                       6,980,469
                                                                  --------------
               MERCHANDISE - DRUG - 0.52%
      10,700   CVS Corp. ......................................          608,563
      48,000   Walgreen Co. ...................................        2,139,000
                                                                  --------------
                                                                       2,747,563
                                                                  --------------
               MERCHANDISE - SPECIALTY - 1.00%
       9,400 * Best Buy Co., Inc. .............................          242,050
     100,000   Home Depot, Inc. ...............................        3,918,750
       3,700   Limited, Inc. ..................................           71,919
      21,904   Radioshack Corp. ...............................        1,026,750
                                                                  --------------
                                                                       5,259,469
                                                                  --------------
               MERCHANDISING -
               DEPARTMENT - 0.31%
      55,000   Target Corp. ...................................        1,653,438
                                                                  --------------
               MERCHANDISING - FOOD - 0.49%
      20,500   Safeway, Inc. ..................................        1,208,219
      24,500 * SYSCO Corp. ....................................        1,353,625
                                                                  --------------
                                                                       2,561,844
                                                                  --------------
               MERCHANDISING - MASS - 2.10%
      22,228   Sears Roebuck and Co. ..........................          721,076
     198,000   Wal-Mart Stores, Inc. ..........................       10,333,125
                                                                  --------------
                                                                      11,054,201
                                                                  --------------

--------------------------------------------------------------------------------

 70                                              November 30, 2000
    AG SOCIAL AWARENESS FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               METALS - ALUMINUM - 0.30%
      52,400   Alcan Aluminium, Ltd. ..........................   $    1,591,650
                                                                  --------------
               MISCELLANEOUS - 0.47%
      21,739 * Agilent Technologies, Inc. .....................        1,134,504
      50,000   AVX Corp. ......................................          937,500
       7,000   United Parcel Service, Class B..................          424,813
                                                                  --------------
                                                                       2,496,817
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.21%
      18,206   El Paso Energy Corp. ...........................        1,093,498
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 0.34%
      56,466   Ashland Oil, Inc. ..............................        1,771,621
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 0.26%
      12,000 * BJ Services Co. ................................          639,000
      13,500 * Cooper Cameron Corp. ...........................          732,375
                                                                  --------------
                                                                       1,371,375
                                                                  --------------
               OIL - SERVICES - 1.18%
      94,000   Baker Hughes, Inc. .............................        3,107,875
      21,816   Halliburton Co. ................................          728,109
      27,778 * Rowan Companies, Inc. ..........................          552,088
      29,400   Schlumberger, Ltd. .............................        1,822,800
                                                                  --------------
                                                                       6,210,872
                                                                  --------------
               OIL/GAS PRODUCERS - 0.84%
      40,000   Equitable Resources, Inc. ......................        2,230,000
      72,958   Helmerich & Payne, Inc. ........................        2,175,060
                                                                  --------------
                                                                       4,405,060
                                                                  --------------
               PAPER/FOREST PRODUCTS - 1.16%
      16,000   Avery Dennison Corp. ...........................          880,000
       9,000   Bowater, Inc. ..................................          479,813
       7,700   Georgia-Pacific Corp., Timber Group.............          208,381
      55,500   Kimberly-Clark Corp. ...........................        3,881,531
      18,300   Rayonier, Inc. .................................          653,081
                                                                  --------------
                                                                       6,102,806
                                                                  --------------
               POLLUTION CONTROL - 0.34%
      75,000   Waste Management, Inc. .........................        1,795,313
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PUBLISHING - NEWS - 1.42%
      35,300   Dow Jones & Co., Inc. ..........................   $    1,996,656
      51,400   Gannett Co., Inc. ..............................        2,756,325
      30,500   Knight-Ridder, Inc. ............................        1,568,844
      19,500   Scripps Co. ....................................        1,151,719
                                                                  --------------
                                                                       7,473,544
                                                                  --------------
               PUBLISHING/PRINTING - 0.16%
      33,162   Moody's Corp. ..................................          860,139
                                                                  --------------
               RAILROAD - 0.57%
      51,000   Burlington Northern Santa Fe....................        1,290,938
      36,300   Union Pacific Corp. ............................        1,687,950
                                                                  --------------
                                                                       2,978,888
                                                                  --------------
               RESTAURANTS - 0.33%
      50,000   Darden Restaurants, Inc. .......................        1,318,750
      11,500 * Tricon Global Restaurants, Inc. ................          414,000
                                                                  --------------
                                                                       1,732,750
                                                                  --------------
               SECURITIES RELATED - 2.62%
      27,000   J. P. Morgan & Co., Inc. .......................        3,639,937
      56,508   Lehman Brothers Holdings, Inc. .................        2,800,678
      55,000   Merrill Lynch & Co., Inc. ......................        3,183,125
      65,700   Morgan Stanley Dean Witter & Co. ...............        4,163,738
                                                                  --------------
                                                                      13,787,478
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.37%
      41,106 * Applied Materials, Inc. ........................        1,662,224
       9,400 * KLA-Tencor Corp. ...............................          258,500
                                                                  --------------
                                                                       1,920,724
                                                                  --------------
               SEMICONDUCTORS - 4.21%
      52,000 * Advanced Micro Devices, Inc. ...................          793,000
      20,403 * Analog Devices, Inc. ...........................        1,012,498
       3,500 * Cypress Semiconductor Corp. ....................           73,938
      12,500 * Integrated Device Technology, Inc. .............          372,656
     260,000   Intel Corp. ....................................        9,896,250
      16,000 * LSI Logic Corp. ................................          288,000
      50,000 * Micron Technology, Inc. ........................        1,575,000
     131,565   Motorola, Inc. .................................        2,639,522
      22,901 * National Semiconductor Corp. ...................          425,100
      37,200   Rockwell International Corp. ...................        1,497,300

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - Continued
      86,136   Texas Instruments, Inc. ........................   $    3,213,950
       9,400 * Xilinx, Inc. ...................................          366,600
                                                                  --------------
                                                                      22,153,814
                                                                  --------------
               TELECOMMUNICATIONS - 5.58%
      13,300   Alltel Corp. ...................................          814,625
     190,362   AT&T Corp. .....................................        3,735,854
      13,637 * Avaya, Inc. ....................................          159,382
      26,500 * Global Crossing, Ltd. ..........................          327,938
     124,952   Lucent Technologies, Inc. ......................        1,944,566
      19,406 * Nextel Communications, Inc., Class A ...........          601,586
     143,800   Nortel Networks Corp. ..........................        5,428,450
      24,200 * QUALCOMM, Inc. .................................        1,942,050
      51,879 * Qwest Communications International .............        1,958,432
      17,500 * Tellabs, Inc. ..................................          927,500
     171,770   Verizon Communications .........................        9,651,327
     122,700 * Worldcom, Inc. .................................        1,832,830
                                                                  --------------
                                                                      29,324,540
                                                                  --------------
               UTILITIES - COMMUNICATION - 3.31%
     127,400   BellSouth Corp. ................................        5,326,912
     191,000   SBC Communications, Inc. .......................       10,493,063
      39,700   Sprint Corp. FON Group .........................          913,100
      28,998 * Sprint Corp. PCS Group .........................          657,891
                                                                  --------------
                                                                      17,390,966
                                                                  --------------
               UTILITIES - ELECTRIC - 1.76%
      50,100   Allegheny Energy, Inc. .........................        2,091,674
      60,360   DPL, Inc. ......................................        1,848,525
      40,300   DQE, Inc. ......................................        1,392,869
      12,000   Nisource, Inc. .................................          308,250
      53,000   OGE Energy Corp. ...............................        1,172,625
      47,000   Potomac Electric Power Co. .....................        1,078,062
      51,800   Puget Sound Energy, Inc. .......................        1,356,512
                                                                  --------------
                                                                       9,248,517
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              71
    AG SOCIAL AWARENESS FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
             UTILITIES -
             GAS, DISTRIBUTION - 2.07%
     222,500 AGL Resources, Inc. ..............................   $    5,006,250
      69,000 National Fuel Gas Co. ............................        3,928,687
      24,100 NICOR, Inc. ......................................          929,355
      47,500 Vectren Corp .....................................        1,089,530
                                                                  --------------
                                                                      10,953,822
                                                                  --------------
             UTILITIES - GAS, PIPELINE - 1.07%
      77,251 ONEOK, Inc. ......................................        3,152,806
      61,877 Peoples Energy Corp. .............................        2,544,691
                                                                  --------------
                                                                       5,697,497
                                                                  --------------
             TOTAL COMMON STOCK
             (Cost $422,832,138)...............................      486,034,234
                                                                  --------------
     PAR
    VALUE
 -----------
             SHORT TERM INVESTMENTS - 9.24%
             COMMERCIAL PAPER - 8.74%
             BANKS - NEW YORK CITY - 1.52%
 $ 8,000,000 Citigroup, Inc.,
             6.53% due 12/06/00................................        7,992,739
                                                                  --------------
             CONSUMER FINANCE - 1.24%
   6,506,000 Sears Roebuck Acceptance Corp.,
             6.50% due 12/05/00................................        6,501,298
                                                                  --------------
             FOODS - 0.68%
   3,550,000 Safeway, Inc.,
             7.00% due 12/01/00................................        3,550,000
                                                                  --------------
             HEALTHCARE - 0.55%
   2,911,000 Baxter International, Inc.,
             6.58% due 12/20/00................................        2,900,887
                                                                  --------------
             LEISURE TIME - 1.14%
   6,000,000 Harley-Davidson Funding,
             6.50% due 12/28/00................................        5,970,729
                                                                  --------------
             MACHINERY -
             INDUSTRIAL/SPECIALTY - 3.61%
  19,000,000 Cooper Industries, Inc.,
             6.59% due 12/01/00................................       19,000,000
                                                                  --------------
                                                                      45,915,653
                                                                  --------------

     PAR
    VALUE                                                         MARKET VALUE

--------------------------------------------------------------------------------
             U. S. TREASURY BILLS - 0.50%
             U.S. Treasury Bills:
 $   100,000 6.23% due 12/28/00...............................   $       99,530
      10,000 6.12% due 12/21/00...............................            9,966
      25,000 6.10% due 12/21/00...............................           24,915
     725,000 6.10% due 01/11/01...............................          719,950
     175,000 6.07% due 12/14/00...............................          174,614
     700,000 6.05% due 01/25/01...............................          693,527
     200,000 6.03% due 12/07/00...............................          199,797
      50,000 6.02% due 12/07/00...............................           49,949
     100,000 6.00% due 12/21/00...............................           99,665
     600,000 5.99% due 12/07/00...............................          599,396
                                                                 --------------
                                                                      2,671,309
                                                                 --------------
             TOTAL SHORT TERM INVESTMENTS
             (Cost $48,586,962)...............................       48,586,962
                                                                 --------------
             TOTAL INVESTMENTS
             (Cost $471,419,100) - 101.66%....................      534,621,196
                                                                 --------------
             Other assets less liabilities - (1.66%)..........       (8,727,618)
                                                                 --------------
             NET ASSETS - 100.00%.............................   $  525,893,578
                                                                 --------------
             *Non-income producing

                                                                    UNREALIZED
  CONTRACTS                                                        DEPRECIATION

-------------------------------------------------------------------------------
             FUTURES CONTRACTS PURCHASED(1)
             (Delivery month/Value at 11/30/00)
 128(2)    S&P 500 Index Futures
             (December/$1,322)..................................   $(3,737,238)
                                                                   -----------

(1) U.S. Treasury Bills with a market value of approximately $2,660,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 250.

--------------------------------------------------------------------------------

 72                                              November 30, 2000
                      AG ASSET ALLOCATION FUND (Unaudited)
     ---------------------------------------------------------------------------
                            Average Annual Total Return

  6 Months                1 Year                             5 Years                             10 Years
---------------------------------------------------------------------------------------------------------
   -1.90%                 0.05%                              12.14%                               11.19%




[CHART APPEARS HERE]

MANAGEMENT OVERVIEW
A discussion with the portfolio team (AGA)
Magali Azema-Barac, PhD, Robert Kase, CFA, Teresa Moro

The Asset Allocation Fund returned -1.90% for the six months ended November 30, 2000.

U.S. Government bonds performed well over the past year as equity prices faltered and the Federal Reserve stopped increasing interest rates earlier in the year. These events have increased participation in the Government securities market because of its reputation for a safe harbor from outside events. Equity indices have done poorly as the S&P 500 fell approximately 13.25% and the NASDAQ fell approximately 48.5% from their highs as of the end of November.

The Fund's performance is the result of a couple of factors. One is its tendency to over weight equities (the weights are generated by computer models) which did poorly compared to both cash and bonds. The other is its tendency to underweight bonds, which rallied as equities fell.

On the economic front it seems as if the economy is slowing enough to keep the Federal Reserve on hold for a while. The Fed has been on hold since the spring of 2000 but has kept a tightening bias. The only real negative during the quarter was the continued strength in the oil markets. OPEC has increase production three times and the U.S. has arranged a swap of 30 million barrels out of the strategic reserve to try to lower oil prices. The current thinking in the market place is that higher oil prices act like an "economic tax" taking money away from consumer spending which accounts for 2/3 of economic growth, thereby cutting economic growth. The problem is no one knows how much growth will be affected. The other problem we see is that in the short run it may be a "tax" but in the long run if prices stay high businesses will not be able to continue to absorb the higher cost and must either charge higher prices or cut somewhere else. Another event that may affect the economy is the stock market. Over the past few years consumer spending, which accounts for approximately 2/3 of GDP, has tended to move with changes in the stock market. Therefore, with the weak stock market over the past year, consumer spending should slow. Either way the economy will most likely slow into the first part of 2001.

                                Top 10 Holdings


   1. General Electric Co.  ...   2.28%
      Federal National Mortgage
      Association:
   2. 7.00% due 09/25/29.......   1.92%
   3. 6.50% due 12/10/28.......   1.76%
   4. Cisco Systems, Inc. .....   1.58%
   5. Exxon Mobil Corp. .......   1.43%
   6. Microsoft Corp. .........   1.40%
   7. Federal Home Loan Mtg.
      Corp.:
      6.63% due 09/15/09.......   1.36%
   8. Pfizer, Inc. ............   1.30%
   9. Government National Mtg.
      Association,
      7.50% due 10/15/29.......   1.20%
  10. Intel Corp. .............   1.19%

 Portfolio holdings are subject to change.



--------------------------------------------------------------------------------

 November 30, 2000                                              73
          AG ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 53.93%
               ADVERTISING - 0.12%
       3,200   Interpublic Group Corp. ........................   $      125,000
       1,800   Omnicom Group, Inc. ............................          141,525
                                                                  --------------
                                                                         266,525
                                                                  --------------
               AEROSPACE/DEFENSE - 0.91%
       1,000   B.F. Goodrich Co. ..............................           37,875
       9,200   Boeing Co. .....................................          635,375
         600   Crane Co. ......................................           15,150
       2,000   General Dynamics Corp. .........................          152,500
       8,200   Honeywell International Inc. ...................          399,750
       4,400   Lockheed Martin Corp. ..........................          150,040
         700   Northrop Grumman Corp. .........................           59,019
         500   Perkinelmer Inc. ...............................           44,531
       3,500   Raytheon Co., Class B...........................          122,719
       1,300   TRW Inc. .......................................           42,981
       4,800   United Technologies Corp. ......................          339,900
                                                                  --------------
                                                                       1,999,840
                                                                  --------------
               AIRLINES - 0.14%
       1,500 * AMR Corp. ......................................           50,156
       1,300   Delta Air Lines, Inc. ..........................           61,750
       5,100   Southwest Airlines Co. .........................          160,969
         700 * US Airways Group, Inc. .........................           26,994
                                                                  --------------
                                                                         299,869
                                                                  --------------
               APPAREL & PRODUCTS - 0.01%
         500   Liz Claiborne, Inc. ............................           19,625
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.04%
       2,000   Leggett & Platt, Inc. ..........................           32,625
         800   Maytag Corp. ...................................           22,900
         700   Whirlpool Corp. ................................           27,388
                                                                  --------------
                                                                          82,913
                                                                  --------------
               AUTO - CARS - 0.42%
       5,700   Delphi Automotive Systems Corp..................           78,731
      19,354   Ford Motor Co. .................................          440,304
       5,500   General Motors Corp. ...........................          272,250
       3,100   Harley-Davidson, Inc. ..........................          140,856
                                                                  --------------
                                                                         932,141
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - ORIGINAL EQUIPMENT - 0.05%
       1,500   Danaher Corp. ..................................   $       97,782
       1,389   Visteon Corp. ..................................           20,661
                                                                  --------------
                                                                         118,443
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.05%
       1,300 * AutoZone, Inc. .................................           33,556
         700   Cooper Tire & Rubber Co.........................            6,475
       1,800   Genuine Parts Co. ..............................           34,538
       1,600   Goodyear Tire & Rubber Co. .....................           27,120
                                                                  --------------
                                                                         101,689
                                                                  --------------
               BANKS - NEW YORK CITY - 1.23%
       7,600   Bank of New York Co., Inc. .....................          419,425
      46,100   Citigroup, Inc. ................................        2,296,356
                                                                  --------------
                                                                       2,715,781
                                                                  --------------
               BANKS - OTHER - 1.20%
      16,800   Bank of America Corp. ..........................          670,950
      10,100   First Union Corp. ..............................          253,763
       9,200   FleetBoston Financial Corp. ....................          345,000
       5,000   Mellon Financial Corp. .........................          234,375
       6,200   National City Corp. ............................          153,450
       1,500   Providian Financial Corp. ......................          135,000
       1,400   Union Planters Corp.............................           47,600
      16,900   Wells Fargo Co. ................................          801,694
                                                                  --------------
                                                                       2,641,832
                                                                  --------------
               BANKS - REGIONAL - 1.43%
       3,900   AmSouth Bancorporation..........................           58,013
      11,800   BankOne Corp. ..................................          422,588
       4,100   BBT Corp. ......................................          136,838
      13,400   Chase Manhattan Corp. ..........................          494,125
       1,600   Comerica, Inc. .................................           83,300
       4,750   Fifth Third Bancorp.............................          254,719
       9,800   Firstar Corp. ..................................          189,875
       2,540   Huntington Bancshares, Inc. ....................           38,735
       4,400   KeyCorp.........................................          109,725
       2,300   Northern Trust Corp. ...........................          198,088
       1,370   Old Kent Financial Corp. .......................           53,259
       3,000   PNC Financial Services Group....................          199,500
       2,200   Regions Financial Corp. ........................           53,350
       1,700   SouthTrust Corp. ...............................           57,375
       1,700   State Street Corp. .............................          219,300

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - REGIONAL - Continued
       1,800   Summit Bancorporation...........................   $       66,938
       3,100   SunTrust Banks, Inc. ...........................          157,519
       2,900   Synovus Financial Corp. ........................           64,163
       7,600   U.S. Bancorp, Inc. .............................          183,825
       2,100   Wachovia Corp. .................................          105,131
                                                                  --------------
                                                                       3,146,366
                                                                  --------------
               BEVERAGE - BREWERS/DISTRIBUTORS - 0.33%
       9,200   Anheuser-Busch Companies, Inc. .................          436,425
         700   Brown-Forman Corp., Class B.....................           45,325
         400   Coors Adolph Co., Class B.......................           30,000
       4,500   Seagram Co., Ltd. ..............................          214,313
                                                                  --------------
                                                                         726,063
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 1.07%
      25,400   Coca-Cola Co. ..................................        1,590,675
       4,300   Coca Cola Enterprises, Inc. ....................           94,331
      14,800   PepsiCo, Inc. ..................................          671,550
                                                                  --------------
                                                                       2,356,556
                                                                  --------------
               BROADCASTING - 0.66%
       6,000 * Clear Channel Communications....................          303,000
       9,300 * Comcast Corp., Class A..........................          357,469
      15,500 * Viacom, Inc., Class B...........................          792,438
                                                                  --------------
                                                                       1,452,907
                                                                  --------------
               BUILDING MATERIALS - 0.15%
       3,900   Lowe's Companies, Inc. .........................          156,244
       4,700   Masco Corp. ....................................           90,769
       1,700   Sherwin-Williams Co. ...........................           37,081
       1,000   Vulcan Materials Co. ...........................           42,875
                                                                  --------------
                                                                         326,969
                                                                  --------------
               CHEMICAL - MAJOR - 0.40%
       7,000   Dow Chemical Co. ...............................          213,938
      10,700   E.I. du Pont de Nemours and Co. ................          452,744
       1,100   Hercules, Inc. .................................           20,900
       1,800   PPG Industries, Inc. ...........................           75,038
       2,200   Rohm and Haas Co. ..............................           65,450
       1,400   Union Carbide Corp. ............................           60,463
                                                                  --------------
                                                                         888,533
                                                                  --------------

--------------------------------------------------------------------------------

 74                                              November 30, 2000
    AG ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CHEMICAL - MISCELLANEOUS - 0.15%
       2,400   Air Products and Chemicals Inc..................   $       82,650
         800   Eastman Chemical Co. ...........................           34,550
       1,300   Ecolab, Inc. ...................................           56,469
         300 * FMC Corp. ......................................           20,363
         700 * Grace, W.R. & Co. ..............................            1,619
         500   Great Lakes Chemical Corp. .....................           17,469
         500   Millipore Corp. ................................           22,000
       1,600   Praxair, Inc. ..................................           57,500
         800   Sigma Aldrich Corp. ............................           28,600
                                                                  --------------
                                                                         321,220
                                                                  --------------
               CONGLOMERATES - 0.51%
         900   ITT Industries, Inc. ...........................           29,981
       1,000   Loews Corp. ....................................           94,500
       1,500   Textron, Inc. ..................................           75,938
      17,300   Tyco International, Ltd. .......................          912,575
                                                                  --------------
                                                                       1,112,994
                                                                  --------------
               CONSUMER FINANCE - 0.44%
       7,500   Associates First Capital Corp. .................          264,844
       2,000   Capital One Financial Corp. ....................          111,625
       1,400   Equifax, Inc. ..................................           46,550
       4,800   Household International, Inc. ..................          239,400
       8,750   MBNA Corp. .....................................          312,266
                                                                  --------------
                                                                         974,685
                                                                  --------------
               CONTAINERS - METAL/GLASS - 0.25%
         300   Ball Corp. .....................................           11,681
       9,000   Corning, Inc. ..................................          526,500
       1,300   Crown Cork & Seal Co., Inc. ....................            5,281
       1,500 * Owens-Illinois, Inc. ...........................            4,313
                                                                  --------------
                                                                         547,775
                                                                  --------------
               CONTAINERS - PAPER - 0.04%
         500   Bemis Co., Inc. ................................           14,844
       1,700 * Pactiv Corp. ...................................           19,869
         900 * Sealed Air Corp. ...............................           28,631
         500   Temple-Inland Inc. .............................           23,000
                                                                  --------------
                                                                          86,344
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COSMETICS/TOILETRIES - 0.23%
         599   Alberto-Culver Co., Class B.....................   $       21,938
       2,400   Avon Products, Inc. ............................           99,900
      10,800   Gillette Co. ...................................          365,850
       1,000   International Flavors &
               Fragrances, Inc. ...............................           18,688
                                                                  --------------
                                                                         506,376
                                                                  --------------
               DRUGS - 5.14%
       1,300   Allergan, Inc. .................................          120,656
       2,400 * ALZA Corp. .....................................          106,500
      13,400   American Home Products Corp. ...................          805,675
      10,500 * Amgen, Inc. ....................................          668,063
         500   Bausch & Lomb, Inc. ............................           21,906
       1,500 * Biogen, Inc. ...................................           82,125
      20,100   Bristol Myers Squibb Co. .......................        1,393,181
       1,900 * Chiron Corp. ...................................           77,663
      11,600   Eli Lilly and Co. ..............................        1,086,775
         900 * Forest Laboratories, Inc. ......................          121,950
       1,700 * King Pharmaceuticals, Inc. .....................           82,875
      23,600   Merck & Co., Inc. ..............................        2,187,425
      64,750   Pfizer, Inc. ...................................        2,869,234
      13,300   Pharmacia Corp. ................................          811,300
      15,000   Schering-Plough Corp. ..........................          840,938
       1,000 * Watson Pharmaceuticals, Inc.....................           46,000
                                                                  --------------
                                                                      11,322,266
                                                                  --------------
               ELECTRICAL EQUIPMENT - 0.01%
         775 * Power-One , Inc. ...............................           32,792
                                                                  --------------
               ELECTRONIC EQUIPMENT - 2.54%
       2,000 * American Power Conversion Corp. ................           23,500
       1,900 * Cabletron Systems, Inc. ........................           29,925
       4,400   Emerson Electric Co. ...........................          320,650
     101,500   General Electric Co. ...........................        5,030,594
       2,000   Molex, Inc. ....................................           82,125
         400   National Service Industries, Inc. ..............            8,225
       1,800 * Teradyne, Inc. .................................           54,113
         600   Thomas & Betts Corp. ...........................            8,775
       1,000   W. W. Grainger, Inc. ...........................           36,563
                                                                  --------------
                                                                       5,594,470
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRONIC INSTRUMENTS - 0.13%
       5,787 * Palm, Inc.......................................   $      209,417
       1,000 * Tektronix, Inc. ................................           23,688
       1,800 * Thermo Electron Corp. ..........................           52,200
                                                                  --------------
                                                                         285,305
                                                                  --------------
               ENTERTAINMENT - 0.78%
       6,000   Carnival Corp. Class A..........................          136,125
       1,200 * Harrah's Entertainment, Inc. ...................           33,600
       1,800   Hasbro, Inc. ...................................           20,813
       4,400   Mattel, Inc. ...................................           55,550
      13,600   Time Warner, Inc. ..............................          843,200
      21,400 * Walt Disney Co. ................................          619,263
                                                                  --------------
                                                                       1,708,551
                                                                  --------------
               FOODS - 0.67%
       6,520   Archer Daniels Midland Co. .....................           83,130
       4,300   Campbell Soup Co. ..............................          143,513
       5,500   ConAgra, Inc. ..................................          139,906
       2,900   General Mills, Inc. ............................          119,263
       3,600   H J Heinz Co. ..................................          164,250
       1,400   Hershey Foods Corp. ............................           88,550
       4,200   Kellogg Co. ....................................          103,425
       3,300   Nabisco Group Holdings Corp. ...................           96,938
       1,400   Quaker Oats Co. ................................          121,713
       3,100   Ralston Purina Co. .............................           81,569
       8,900   Sara Lee Corp. .................................          213,600
       1,200   Wm. Wrigley Jr. Co. ............................          108,975
                                                                  --------------
                                                                       1,464,832
                                                                  --------------
               FINANCIAL SERVICES - 0.57%
      13,700   American Express Co. ...........................          752,644
       2,600   American General Corp. .........................          194,838
       2,700   CIT Group Inc. .................................           45,394
       1,600 * Convergys Corp. ................................           67,300
       1,200   Countrywide Credit Industries, Inc. ............           44,550
         925   H & R Block, Inc. ..............................           32,548
       1,200   T. Rowe Price Associates, Inc. .................           43,800
       2,300   Stillwell Financial Inc.........................           74,750
                                                                  --------------
                                                                       1,255,824
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              75
    AG ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FOOTWEAR - 0.06%
       2,800   NIKE, Inc., Class B.............................   $      119,350
         600 * Reebok International, Ltd. .....................           12,788
                                                                  --------------
                                                                         132,138
                                                                  --------------
               FREIGHT - 0.07%
       2,900 * FDX Corp. ......................................          138,968
         600   Ryder System, Inc. .............................           10,425
                                                                  --------------
                                                                         149,393
                                                                  --------------
               GOLD MINING - 0.05%
       4,100   Barrick Gold Corp. .............................           61,500
       2,700   Homestake Mining Co. ...........................           13,331
       3,400   Placer Dome Inc. ...............................           30,813
                                                                  --------------
                                                                         105,644
                                                                  --------------
               GOVERNMENT SPONSORED - 0.61%
       7,100   Federal Home Loan Mtg. Corp. ...................          429,106
      10,300   Federal National Mtg. Association...............          813,700
       1,600   SLM Holding Corp. ..............................           92,600
                                                                  --------------
                                                                       1,335,406
                                                                  --------------
               HARDWARE & TOOLS - 0.03%
         900   Black & Decker Corp. ...........................           32,569
         600   Snap-on, Inc. ..................................           15,563
         900   Stanley Works...................................           24,244
                                                                  --------------
                                                                          72,376
                                                                  --------------
               HEALTHCARE - 0.37%
       2,800   Cardinal Health, Inc. ..........................          279,825
       1,000 * HCR Manor Care Inc. ............................           17,000
       4,000 * HealthSouth Corp. ..............................           55,750
       1,700 * Humana, Inc. ...................................           20,400
       3,000   IMS Health, Inc. ...............................           84,000
       2,900   Mckesson HBOC, Inc. ............................           95,338
       1,200 * Quintiles Transnational Corp. ..................           18,000
       1,600 * UnitedHealth Group Inc. ........................          187,700
         600 * Wellpoint Health Networks Inc. .................           64,688
                                                                  --------------
                                                                         822,701
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.07%
         400   Cummins Engine Co., Inc. .......................           14,125
       1,500   Dana Corp. .....................................           25,125
         700   Eaton Corp. ....................................           49,088

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HEAVY DUTY TRUCKS/PARTS - Continued
         600 * Navistar International Corp. ...................   $       19,500
         800   PACCAR, Inc. ...................................           38,000
                                                                  --------------
                                                                         145,838
                                                                  --------------
               HOME BUILDERS - 0.02%
         600   Centex Corp. ...................................           21,225
         500   Kaufman & Broad Home Corp. .....................           15,688
         400   Pulte Corp. ....................................           15,450
                                                                  --------------
                                                                          52,363
                                                                  --------------
               HOSPITAL MANAGEMENT - 0.17%
       5,700   Hca-The Healthcare Co. .........................          236,194
       3,200 * Tenet Healthcare Corp. .........................          136,200
                                                                  --------------
                                                                         372,394
                                                                  --------------
               HOSPITAL SUPPLIES - 1.59%
      15,900   Abbott Laboratories.............................          875,494
       3,000 * Baxter International, Inc. .....................          259,688
       2,600   Becton, Dickinson and Co. ......................           88,400
       1,850   Biomet, Inc. ...................................           68,450
       4,200 * Boston Scientific Corp. ........................           54,075
         500   C. R. Bard, Inc. ...............................           24,625
      14,300   Johnson & Johnson...............................        1,430,000
      12,300   Medtronic, Inc. ................................          654,975
         900 * St Jude Medical, Inc. ..........................           53,606
                                                                  --------------
                                                                       3,509,313
                                                                  --------------
               HOUSEHOLD PRODUCTS - 1.07%
       2,900 * Bed Bath & Beyond, Inc. ........................           60,356
       2,400   Clorox Co. .....................................          107,250
       5,900   Colgate-Palmolive Co. ..........................          346,625
       5,900   Unilever NV.....................................          366,169
       2,700   Newell Rubbermaid, Inc. ........................           52,481
       4,100   Minnesota Mining & Manufacturing Co. ...........          409,488
      13,400   Procter & Gamble Co. ...........................        1,003,325
         600   Tupperware Corp. ...............................           10,950
                                                                  --------------
                                                                       2,356,644
                                                                  --------------
               INFORMATION PROCESSING -
               NETWORKING - 1.58%
      72,700 * Cisco Systems, Inc. ............................        3,480,513
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 2.47%
       2,500 * BMC Software, Inc. .............................   $       43,281
       2,300 * Broadcom Corp. .................................          224,250
       1,900 * Citrix Systems, Inc. ...........................           45,244
      53,900 * Microsoft Corp. ................................        3,092,513
      57,800 * Oracle Corp. ...................................        1,531,700
       2,900 * Peoplesoft, Inc. ...............................           96,425
         160 * Synavant Inc. ..................................              620
       4,100 * Veritas Software Corp. .........................          400,006
                                                                  --------------
                                                                       5,434,039
                                                                  --------------
               INFORMATION PROCESSING - 0.30%
       9,600 * JDS Uniphase Corp...............................          480,600
       1,600 * Comverse Technology, Inc. ......................          137,900
       2,800 * Parametric Technology Corp. ....................           31,150
                                                                  --------------
                                                                         649,650
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 1.05%
       1,000 * Adaptec, Inc. ..................................           10,938
       3,300 * Apple Computer, Inc. ...........................           54,450
      17,399   Compaq Computer Corp. ..........................          374,079
      26,500 * Dell Computer Corp. ............................          510,125
       3,300 * Gateway, Inc. ..................................           62,700
       1,300 * Lexmark International Group, Inc. ..............           59,800
      16,300 * Sun Microsystems, Inc. .........................        1,239,819
                                                                  --------------
                                                                       2,311,911
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 0.96%
      23,700 * America Online, Inc. ...........................          962,457
       6,400   Automatic Data Processing Inc. .................          422,400
       1,500 * Ceridian Corp. .................................           34,406
       4,800   Electronic Data Systems Corp. ..................          254,100
       4,200   First Data Corp. ...............................          214,988
       3,800   Paychex, Inc. ..................................          220,875
                                                                  --------------
                                                                       2,109,226
                                                                  --------------
               INFORMATION PROCESSING -
               CONSUMER SOFTWARE - 0.03%
       2,850 * BroadVision Inc. ...............................           64,481
                                                                  --------------

--------------------------------------------------------------------------------

 76                                              November 30, 2000
    AG ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               DATA SERVICES - 2.58%
       2,400   Adobe Systems Inc. .............................   $      152,100
         600   Autodesk, Inc. .................................           15,488
       7,400 * Cendant Corp. ..................................           67,988
       6,100   Computer Associates Int'l. .....................          159,363
       1,700 * Computer Sciences Corp. ........................          115,919
       3,700 * Compuware Corp. ................................           25,438
      22,300 * EMC Corp. ......................................        1,658,563
      20,400   Hewlett Packard Co. ............................          645,150
      18,000   International Business Machine..................        1,683,000
         800 * Mercury Interactive Corp. ......................           53,850
       1,000 * NCR Corp. ......................................           47,250
       3,200 * Network Appliance, Inc. ........................          158,000
       3,300 * Novell, Inc. ...................................           17,531
       2,600   Pitney Bowes, Inc. .............................           75,563
       1,200 * Sapient Corp. ..................................           21,225
       4,200 * Siebel Systems, Inc. ...........................          293,475
       6,570 * Solectron Corp. ................................          187,245
       3,200 * Unisys Corp. ...................................           39,000
       6,800   Xerox Corp. ....................................           47,175
       5,600 * Yahoo!, Inc. ...................................          221,900
                                                                  --------------
                                                                       5,685,223
                                                                  --------------
               INSURANCE - CASUALTY - 0.17%
       1,800   Chubb Corp. ....................................          146,700
         800   Progressive Corp. ..............................           74,850
       1,300   SAFECO Corp. ...................................           34,856
       2,300   St. Paul Companies, Inc. .......................          115,288
                                                                  --------------
                                                                         371,694
                                                                  --------------
               INSURANCE - LIFE - 0.15%
       1,400   Aetna, Inc. ....................................           94,238
       3,300   Conseco, Inc. ..................................           23,719
       1,100   Jefferson-Pilot Corp. ..........................           75,075
       2,000   Lincoln National Corp. .........................           90,375
       1,300   Torchmark Corp. ................................           49,400
                                                                  --------------
                                                                         332,807
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 0.06%
       1,000   MBIA, Inc.......................................           68,875
       1,100   MGIC Investment Corp. ..........................           69,300
                                                                  --------------
                                                                         138,175
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - MULTILINE - 1.67%
       2,700   AFLAC, Inc. ....................................   $      190,013
       7,500   Allstate Corp. .................................          286,875
      23,700   American International Gp. Inc..................        2,297,419
       2,600   Aon Corp. ......................................           80,763
       1,600   CIGNA Corp. ....................................          210,800
       1,600   Cincinnati Financial Corp. .....................           58,500
       2,300   Hartford Financial Svcs Group...................          162,725
       2,800   Marsh & McLennan Companies Inc..................          322,350
       2,500   Unum Provident Corp. ...........................           67,500
                                                                  --------------
                                                                       3,676,945
                                                                  --------------
               LEISURE TIME - 0.03%
         900   Brunswick Corp. ................................           15,469
       1,299 * Sabre Holdings Corp. ...........................           46,358
                                                                  --------------
                                                                          61,827
                                                                  --------------
               LODGING - 0.09%
       3,800   Hilton Hotels Corp. ............................           35,625
       2,500   Marriott International, Inc. ...................          103,594
       2,000   Starwood Hotels & Resorts WW....................           64,000
                                                                  --------------
                                                                         203,219
                                                                  --------------
               MACHINERY - AGRICULTURE - 0.04%
       2,400   Deere & Co. ....................................           97,650
                                                                  --------------
               MACHINERY - CONSTRUCTION &
               CONTRACTS - 0.12%
       2,800 * Calpine Corp. ..................................           99,400
       3,500   Caterpillar, Inc. ..............................          137,594
         800   Fluor Corp. ....................................           29,200
                                                                  --------------
                                                                         266,194
                                                                  --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 0.23%
         200   Briggs & Stratton Corp. ........................            7,425
       1,000   Cooper Industries, Inc. ........................           40,813
       2,100   Dover Corp. ....................................           85,969
       3,100   Illinois Tool Works, Inc. ......................          174,569
       1,700   Ingersoll-Rand Co. .............................           68,425
         900   Johnson Controls, Inc. .........................           49,613
       1,300   Pall Corp. .....................................           25,919
       1,100   Parker Hannifin Corp. ..........................           42,556
         600   Timken Co. .....................................            8,063
                                                                  --------------
                                                                         503,352
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MEDICAL TECHNOLOGY - 0.16%
       3,100 * Guidant Corp. ..................................   $      167,206
       2,100   PE Corp. - PE Biosystems Group..................          182,700
                                                                  --------------
                                                                         349,906
                                                                  --------------
               MERCHANDISING -
               DEPARTMENT - 0.20%
       9,300   Target Corp. ...................................          279,581
       1,000   Dillards, Inc., Class A.........................           11,000
       2,100 * Federated Department Stores, Inc. ..............           64,050
       3,100   May Dept. Stores Co. ...........................           86,994
                                                                  --------------
                                                                         441,625
                                                                  --------------
               MERCHANDISING - FOOD - 0.40%
       4,300   Albertsons, Inc. ...............................          109,919
       8,500 * Kroger Co. .....................................          225,250
       5,100 * Safeway Inc.....................................          300,581
       1,400   Supervalu, Inc. ................................           25,375
       3,400   SYSCO Corp. ....................................          187,850
       1,400   Winn-Dixie Stores, Inc. ........................           30,275
                                                                  --------------
                                                                         879,250
                                                                  --------------
               MERCHANDISING - MASS - 1.16%
       2,700   J.C. Penney Co., Inc. ..........................           25,988
       4,900 * KMart Corp. ....................................           26,950
       3,500   Sears Roebuck and Co. ..........................          113,540
      45,800   Wal-Mart Stores, Inc. ..........................        2,390,188
                                                                  --------------
                                                                       2,556,666
                                                                  --------------
               MERCHANDISE - DRUG - 0.37%
       4,000   CVS Corp. ......................................          227,500
         400   Longs Drug Stores Corp. ........................            7,950
       2,200 * Medimmune, Inc. ................................          117,013
      10,400   Walgreen Co. ...................................          463,450
                                                                  --------------
                                                                         815,913
                                                                  --------------
               MERCHANDISE - SPECIALTY - 0.96%
         700   American Greetings Corp., Class A...............            6,431
       2,100 * Best Buy Co., Inc. .............................           54,075
       2,100   Circuit City Stores, Inc. ......................           26,644
       1,100 * Consolidated Stores Corp. ......................            9,419
       4,600 * Costco Wholesale Corp. .........................          150,075
       3,400   Dollar General Corp. ...........................           48,663
       1,600   Fortune Brands, Inc. ...........................           46,200
       8,700   Gap, Inc. ......................................          216,956

--------------------------------------------------------------------------------

 November 30, 2000                                              77
    AG ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               MERCHANDISE - SPECIALTY - Continued
      23,700   Home Depot, Inc. ..............................   $      928,744
       3,400 * Kohls Corp. ...................................          182,113
       4,400   Limited, Inc. .................................           85,525
       1,300   Nordstrom, Inc. ...............................           20,881
       3,100 * Office Depot, Inc. ............................           20,538
       1,900   Radioshack Corp. ..............................           89,063
       4,700 * Staples, Inc. .................................           56,400
       1,500   Tiffany & Co. .................................           51,281
       3,000   TJX Companies, Inc. ...........................           76,875
       2,050 * Toys R Us Inc. ................................           38,822
                                                                 --------------
                                                                      2,108,705
                                                                 --------------
               METALS - MISCELLANEOUS - 0.03%
       1,300   Engelhard Corp. ...............................           25,594
       1,600 * Freeport-McMoRan Copper & Gold, Inc., Class
               B .............................................           12,900
       1,900 * Inco Ltd. .....................................           27,313
                                                                 --------------
                                                                         65,807
                                                                 --------------
               METALS - ALUMINUM - 0.16%
       3,400   Alcan Aluminium Ltd............................          103,275
       8,900   Alcoa, Inc. ...................................          250,869
                                                                 --------------
                                                                        354,144
                                                                 --------------
               METALS - COPPER - 0.03%
       1,700   Newmont Mining Corp. ..........................           26,563
         800   Phelps Dodge Corp. ............................           39,300
                                                                 --------------
                                                                         65,863
                                                                 --------------
               METALS - STEEL - 0.03%
         800   Allegheny Technologies, Inc. ..................           15,900
       1,400 * Bethlehem Steel Corp. .........................            3,150
         800   Nucor Corp. ...................................           27,800
         900   USX-US Steel Group, Inc. ......................           12,825
         900   Worthington Industries, Inc. ..................            8,269
                                                                 --------------
                                                                         67,944
                                                                 --------------
               MISCELLANEOUS - 0.11%
       4,600 * Agilent Technologies Inc. .....................          240,063
                                                                 --------------
               MULTIMEDIA - 0.01%
         500   Meredith Corp..................................           15,344
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               NATURAL GAS - DIVERSIFIED - 0.14%
       2,200   Coastal Corp. ..................................   $      161,150
       2,400   El Paso Energy Corp. ...........................          144,150
                                                                  --------------
                                                                         305,300
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 0.38%
         900   Amerada Hess Corp. .............................           55,125
         700   Ashland Oil, Inc. ..............................           21,963
       2,200   Burlington Resources, Inc. .....................           89,788
       6,400   Conoco, Inc. Class B............................          160,400
       1,200   EOG RESOURCES INC...............................           50,925
       1,000   Kerr-McGee Corp. ...............................           60,813
       3,800   Occidental Petroleum Corp. .....................           82,175
       2,600   Phillips Petroleum Co. .........................          146,900
       2,500   Unocal Corp. ...................................           85,313
       3,200   USX-Marathon Group..............................           84,400
                                                                  --------------
                                                                         837,802
                                                                  --------------
               OIL - INTEGRATED
               INTERNATIONAL - 2.42%
       6,700   Chevron Corp. ..................................          548,563
      35,700   Exxon Mobil Corp. ..............................        3,141,600
      22,000   Royal Dutch Petroleum Co. ......................        1,313,125
       5,700   Texaco, Inc. ...................................          330,956
                                                                  --------------
                                                                       5,334,244
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 0.06%
       3,200   Dynegy Inc. ....................................          141,600
                                                                  --------------
               OIL - SERVICES - 0.35%
       3,400   Baker Hughes, Inc. .............................          112,413
       1,300   Devon Energy Corp. .............................           64,025
       4,600   Halliburton Co. ................................          153,525
         600   McDermott International, Inc. ..................            5,400
       1,400 * Nabors Industries, Inc. ........................           61,516
       1,000 * Rowan Companies, Inc. ..........................           19,875
       5,800   Schlumberger, Ltd. .............................          359,600
                                                                  --------------
                                                                         776,354
                                                                  --------------
               OIL/GAS PRODUCERS - 0.15%
       2,528   Anadarko Petroleum Corp. .......................          150,416
       1,300   Apache Corp. ...................................           67,925
       2,200   Transocean Sedco Forex, Inc. ...................           87,725
         900   Sunoco, Inc. ...................................           24,975
                                                                  --------------
                                                                         331,041
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PAPER/FOREST PRODUCTS - 0.42%
       1,100   Avery Dennison Corp. ...........................   $       60,500
         600   Boise Cascade Corp. ............................           17,325
       2,255   Georgia-Pacific Corp. ..........................           56,798
       5,000   International Paper Co. ........................          169,375
       5,500   Kimberly-Clark Corp. ...........................          384,656
       1,100   Louisiana Pacific Corp. ........................            7,769
       1,100   Mead Corp. .....................................           29,081
         300   Potlatch Corp. .................................            9,394
       1,000   Westvaco Corp. .................................           27,563
       2,300   Weyerhaeuser Co. ...............................          100,625
       1,100   Willamette Industries, Inc. ....................           54,038
                                                                  --------------
                                                                         917,124
                                                                  --------------
               PHOTOGRAPHY - 0.06%
       3,200   Eastman Kodak Co. ..............................          134,400
         500   Polaroid Corp. .................................            3,750
                                                                  --------------
                                                                         138,150
                                                                  --------------
               POLLUTION CONTROL - 0.08%
       2,000 * Allied Waste Industries, Inc. ..................           24,625
       6,400   Waste Management, Inc. .........................          153,200
                                                                  --------------
                                                                         177,825
                                                                  --------------
               PUBLISHING - NEWS - 0.19%
         900   Dow Jones & Co., Inc. ..........................           50,906
       2,700   Gannett Co., Inc. ..............................          144,788
         800   Knight-Ridder, Inc. ............................           41,150
       1,700   New York Times Co., Class A.....................           60,031
       3,200   Tribune Co. ....................................          118,400
                                                                  --------------
                                                                         415,275
                                                                  --------------
               PUBLISHING/PRINTING - 0.11%
         700   Deluxe Corp. ...................................           16,319
       1,200   R. R. Donnelley and Sons Co. ...................           26,850
       1,700   Moody's Corp. ..................................           44,094
         700   Harcourt General, Inc. .........................           38,668
       2,000   McGraw-Hill, Inc. ..............................          106,250
                                                                  --------------
                                                                         232,181
                                                                  --------------

--------------------------------------------------------------------------------

 78                                              November 30, 2000
    AG ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               RAILROAD - 0.15%
       4,100   Burlington Northern
               Santa Fe Corp. .................................   $      103,781
       2,200   CSX Corp. ......................................           57,063
       3,900   Norfolk Southern Corp. .........................           56,063
       2,500   Union Pacific Corp. ............................          116,250
                                                                  --------------
                                                                         333,157
                                                                  --------------
               RESTAURANTS - 0.29%
       1,300   Darden Restaurants, Inc. .......................           34,288
      13,500   McDonald's Corp. ...............................          430,313
       1,900 * Starbucks Corp. ................................           86,569
       1,500 * Tricon Global Restaurants Inc. .................           54,000
       1,200   Wendy's International, Inc. ....................           32,250
                                                                  --------------
                                                                         637,420
                                                                  --------------
               SAVINGS & LOAN - 0.18%
       2,110   Charter One Financial Inc. .....................           50,640
       1,600   Golden West Financial Corp. ....................           93,700
       5,500   Washington Mutual, Inc. ........................          249,906
                                                                  --------------
                                                                         394,246
                                                                  --------------
               SECURITIES RELATED - 0.94%
       1,100   Bear Stearns Co. Inc. ..........................           50,531
       2,500   Franklin Resources, Inc. .......................           90,525
       2,400   Lehman Brothers Holdings, Inc. .................          118,950
       8,200   Merrill Lynch & Co., Inc. ......................          474,575
       1,600   J. P. Morgan & Co., Inc. .......................          215,700
      11,500   Morgan Stanley Dean Witter & Co. ...............          728,813
      14,200   Charles Schwab Corp. ...........................          393,163
                                                                  --------------
                                                                       2,072,257
                                                                  --------------
               SEMICONDUCTORS - 2.22%
       3,200 * Advanced Micro Devices, Inc. ...................           48,800
       4,100 * Altera Corp. ...................................           98,144
       3,600 * Analog Devices, Inc. ...........................          178,650
       2,300 * Conexant Systems Inc. ..........................           46,719
      68,800   Intel Corp. ....................................        2,618,700
       3,200   Linear Technology Corp. ........................          151,400
       3,200 * LSI Logic Corp. ................................           57,600
       2,900 * Maxim Integrated Products Inc. .................          147,900
       5,800 * Micron Technology, Inc. ........................          182,700
      22,400   Motorola, Inc. .................................          449,400
       1,800 * National Semiconductor Corp. ...................           33,413

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - Continued
       1,900   Rockwell International Corp. ...................   $       76,475
      17,700   Texas Instruments, Inc. ........................          660,431
       3,400 * Xilinx, Inc. ...................................          132,600
                                                                  --------------
                                                                       4,882,932
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.19%
       8,300 * Applied Materials, Inc. ........................          335,631
       1,900 * KLA-Tencor Corp. ...............................           52,250
       1,300 * Novellus Systems, Inc. .........................           33,719
                                                                  --------------
                                                                         421,600
                                                                  --------------
               TELECOMMUNICATIONS - 3.14%
       7,900 * ADC Telecommunications, Inc.....................          159,481
       3,200   Alltel Corp. ...................................          196,000
         800 * Andrew Corp. ...................................           14,550
      38,500   AT&T Corp. .....................................          755,560
       2,850 * Avaya Inc. .....................................           33,309
       1,400   CenturyTel, Inc. ...............................           49,263
       9,000 * Global Crossing, Ltd. ..........................          111,375
      34,200   Lucent Technologies, Inc. ......................          532,239
       7,800 * Nextel Communications, Inc., Class A............          241,800
      30,600   Nortel Networks Corp. ..........................        1,155,150
       7,600 * QUALCOMM, Inc. .................................          609,900
      17,038 * Qwest Communications International..............          643,185
       1,600 * Sanmina Corp. ..................................          122,000
       1,600   Scientific-Atlanta, Inc. .......................           64,600
       4,200 * Tellabs, Inc. ..................................          222,600
      27,866   Verizon Communications..........................        1,565,715
      29,400 * Worldcom, Inc. .................................          439,163
                                                                  --------------
                                                                       6,915,890
                                                                  --------------
               TEXTILE - PRODUCTS - 0.02%
         300   Russell Corp. ..................................            5,005
         200   Springs Industries, Inc., Class A...............            5,450
       1,200   V. F. Corp. ....................................           32,325
                                                                  --------------
                                                                          42,780
                                                                  --------------
               TOBACCO - 0.42%
      23,100   Philip Morris Companies, Inc. ..................          882,130
       1,700   UST Inc. .......................................           40,375
                                                                  --------------
                                                                         922,505
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES - COMMUNICATION - 1.42%
      19,200   BellSouth Corp. ................................   $      802,800
      34,700   SBC Communications, Inc. .......................        1,906,330
       9,100   Sprint Corp. FON Group..........................          209,300
       9,500 * Sprint Corp. PCS Group..........................          215,530
                                                                  --------------
                                                                       3,133,960
                                                                  --------------
               UTILITIES - ELECTRIC - 1.29%
       4,700 * AES Corp. ......................................          243,813
       1,400   Ameren Corp. ...................................           62,125
       3,280   American Electric Power, Inc. ..................          150,880
       2,100   C P & L Energy Inc. ............................           90,300
       1,600   Cinergy Corp. ..................................           51,100
       1,200   CMS Energy Corp. ...............................           33,375
       2,200   Consolidated Edison, Inc. ......................           81,950
       1,500   Constellation Energy Group Inc. ................           61,030
       2,400   Dominion Resources, Inc. .......................          144,000
       1,500   DTE Energy Co. .................................           56,906
       3,800   Duke Energy Corp. ..............................          341,760
       3,300   Edison International Inc. ......................           75,694
       2,300   Entergy Corp. ..................................           94,588
       3,275   Exelon Corp. ...................................          216,969
       2,300   FirstEnergy Corp. ..............................           67,850
       1,800   FPL Group, Inc. ................................          119,250
       1,200   GPU, Inc. ......................................           42,225
       1,600 * Niagara Mohawk Holdings, Inc. ..................           26,300
       2,000   Nisource, Inc. .................................           51,375
       4,000   P G & E Corp. ..................................          109,750
         900   Pinnacle West Capital Corp. ....................           41,906
       1,500   PPL Corp. ......................................           62,625
       2,200   Public Service Enterprise
               Group, Inc. ....................................           94,050
       3,000   Reliant Energy, Inc. ...........................          117,750
       6,600   Southern Co. ...................................          208,313
       2,700   TXU Corp. ......................................          107,830
       3,460   Xcel States Power-Mines.........................           94,285
                                                                  --------------
                                                                       2,847,999
                                                                  --------------
               UTILITIES - GAS, DISTRIBUTION - 0.05%
       1,350   Keyspan Corp. ..................................           51,469
         500   NICOR, Inc. ....................................           19,281
       1,500   Tosco Corp. ....................................           43,030
                                                                  --------------
                                                                         113,780
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              79
    AG ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
             UTILITIES - GAS, PIPELINE - 0.33%
       7,600 Enron Corp. .....................................   $      492,100
         300 ONEOK, Inc. .....................................           12,244
         400 Peoples Energy Corp. ............................           16,450
       2,100 Sempra Energy....................................           51,319
       4,500 Williams Companies, Inc. ........................          159,188
                                                                 --------------
                                                                        731,301
                                                                 --------------
             TOTAL COMMON STOCK
             (Cost $79,459,871)...............................      118,748,555
                                                                 --------------
     PAR
    VALUE

-------
             CORPORATE BONDS & NOTES - 14.96%
             AIRLINES - 0.39%
 $   355,000 Delta Air Lines,
             7.78% due 05/18/07...............................          360,733
     480,000 United Air Lines,
             7.73% due 07/01/10...............................          488,861
                                                                 --------------
                                                                        849,594
                                                                 --------------
             AUTO - CARS - 1.09%
     480,000 Americredit Automobiles,
             7.05% due 02/12/05...............................          485,184
     675,000 Associates Automobile,
             7.03% due 07/15/08...............................          684,914
     500,000 Daimler Chrysler NA Holding Corp., 7.13% due
             04/10/03.........................................          499,520
     720,000 Ford Credit Auto Owner Trust,
             6.58% due 11/15/04...............................          723,370
                                                                 --------------
                                                                      2,392,988
                                                                 --------------
             BANKS - OTHER - 1.11%
             Asian Development Bank:
     500,000  6.50% due 10/21/02..............................          501,715
     500,000  6.38% due 10/01/08..............................          504,621
     480,000 Bank of America Corp.,
             7.80% due 02/15/10...............................          484,732
     445,000 First Union Corp.,
             6.95% due 11/01/04...............................          439,637
     500,000 Inter-American Devel Bank,
             7.00% due 06/16/03...............................          510,260
                                                                 --------------
                                                                      2,440,965
                                                                 --------------

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
                  BANKS - REGIONAL - 0.48%
 $   480,000      BankOne Corp.,
                  7.88% due 08/01/10..........................   $      480,532
     580,000      First Union National Bank,
                  7.80% due 08/18/10..........................          572,018
                                                                 --------------
                                                                      1,052,550
                                                                 --------------
                  CONSUMER FINANCE - 0.35%
     750,000      Household Finance Corp.,
                  8.00% due 05/09/05..........................          770,708
                                                                 --------------
                  FINANCE COMPANIES - 1.49%
     810,000      Ford Motor Credit Co.,
                  7.50% due 03/15/05..........................          819,995
   2,400,000      KFW International Finance,
                  7.13% due 02/15/05..........................        2,466,575
                                                                 --------------
                                                                      3,286,570
                                                                 --------------
                  FOODS - 0.30%
     865,000      IBP, Inc.,
                  7.95% due 02/01/10..........................          666,265
                                                                 --------------
                  FINANCIAL SERVICES - 2.78%
     895,000      CIT Group Inc.,
                  7.50% due 11/14/03..........................          906,787
     450,000      Countrywide ABS
                  7.30% due 05/25/26..........................          449,930
     430,000      Countrywide Home loans, Inc.,
                  6.25% due 04/15/09..........................          388,195
     500,000      Deutsche Telekom International Finance,
                  8.25% due 06/15/30..........................          495,310
     450,000      Eop Operating LP,
                  7.75% due 11/15/07..........................          452,610
     450,000      Fleet Credit Card Master Trust, 6.90% due
                  04/16/07....................................          456,606
                  Heller Financial, Inc.:
     500,000       7.88% due 05/15/03.........................          508,505
     600,000       7.38% due 11/01/09.........................          576,558
     720,000(1)   Osprey Trust,
                  7.80% due 01/15/03
                  (Cost $720,000 purchased 9/29/00)...........          724,577
     665,000(1)   Potomac Capital Investment Corp.,
                  7.55% due 11/19/01
                  (Cost $665,000 purchased 11/15/99)..........          670,427
     480,000(1)   Spear Leedds & Kellogg LP,
                  8.25% due 05/15/05 (Cost $487,517 purchased
                  8/17/00)....................................          497,035
                                                                 --------------
                                                                      6,126,540
                                                                 --------------

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
                  INSURANCE - MULTILINE - 0.69%
                  Fairfax Financial Hldgs Ltd.:
 $   740,000       8.25% due 10/01/15.........................   $      633,063
   1,000,000       7.38% due 03/15/06.........................          877,975
                                                                 --------------
                                                                      1,511,038
                                                                 --------------
                  OIL - INTEGRATED DOMESTIC - 0.08%
     150,000      Pennzoil Co.,
                  10.25% due 11/01/05.........................          168,281
                                                                 --------------
                  SECURITIES RELATED - 0.65%
   1,425,000      Lehman Brothers Holdings, Inc., 7.75% due
                  01/15/05....................................        1,441,280
                                                                 --------------
                  SUPRANATIONAL - 0.76%
     600,000      Corp Andina De Fomento,
                  8.88% due 06/01/05..........................          632,180
   1,010,000      International Finance Corp.,
                  7.13% due 04/06/05..........................        1,033,402
                                                                 --------------
                                                                      1,665,582
                                                                 --------------
                  TELECOMMUNICATIONS - 2.08%
     885,000      AT&T Corp.,
                  6.50% due 03/15/29..........................          711,290
     240,000(1)   Koninklijke KPN NV,
                  8.00% due 10/01/10
                  (Cost $501,574 purchased 9/28/00 and
                  12/18/00)...................................          232,363
     985,000(2)   MetroNet Communications Corp., 9.95% due
                  06/15/08....................................          797,426
     500,000      Northwestern Bell Telephone,
                  7.75% due 05/01/30..........................          514,335
     480,000(1)   QWest Capital Funding,
                  7.90% due 08/15/10
                  (Cost $481,207 purchased 8/29/00)...........          487,786
     480,000      Telefonica Eurpoe BV,
                  7.75% due 09/15/10..........................          480,520
     675,000      US West Cap Funding Inc.,
                  6.88% due 07/15/28..........................          595,478
     280,000(1)   Vodafone Group plc,
                  7.88% due 02/15/30
                  (Cost $276,311 purchased 3/13/00)...........          288,733
     450,000      Worldcom, Inc.,
                  8.25% due 05/15/10..........................          467,847
                                                                 --------------
                                                                      4,575,778
                                                                 --------------

--------------------------------------------------------------------------------

 80                                              November 30, 2000
   AG ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             UTILITIES - ELECTRIC - 2.16%
 $   715,000 Appalachian Power Co.,
             8.00% due 06/01/25................................   $      747,010
     715,000 Edison International Inc.,
             6.88% due 09/15/04................................          703,238
     445,000 Florida Power & Light,
             6.88% due 12/01/05................................          445,230
     480,000 PP&L Transition Bond Co LLC,
             7.05% due 06/25/09................................          490,646
   1,000,000 Pennsylvania Electric Co., Series C,
             6.63% due 04/01/19................................          903,630
     670,000 Southern Cal Edison,
             7.20% due 11/03/03................................          677,122
     791,397 Texas Utilities Electric,
             6.62% due 07/01/01................................          790,450
                                                                  --------------
                                                                       4,757,326
                                                                  --------------
             UTILITIES - GAS, DISTRIBUTION - 0.12%
     265,000 Keyspan Corp.
             7.63% due 11/15/10................................          271,270
                                                                  --------------
             UTILITIES - GAS, PIPELINE - 0.43%
   1,000,000 Peco Energy Transition Trust,
             6.13% due 03/01/09................................          964,960
                                                                  --------------
             TOTAL CORPORATE BONDS & NOTES
             (Cost $33,201,359)................................       32,941,695
                                                                  --------------
             UNITED STATES GOVERNMENT
             FEDERAL AGENCIES - 11.32%
             Federal Home Loan Bank:
     700,000 7.22% due 02/25/03................................          717,170
     375,000  6.70% due 05/07/03...............................          374,764
     170,000  6.01% due 12/03/08...............................          161,155
             Federal Home Loan Mortgage Corp.:
   1,595,000  8.00% due 12/15/28...............................        1,625,654
   2,970,000  6.63% due 09/15/09...............................        3,004,330
     360,000  6.22% due 03/18/08...............................          346,669
             Federal National Mortgage Association:
     350,000  7.50% due 12/01/15...............................          354,813
   1,000,000  7.25% due 01/15/10...............................        1,054,690
   1,885,000  7.13% due 06/15/10...............................        1,976,008
   4,275,000  7.00% due 09/25/29...............................        4,230,240
     543,757  7.00% due 04/01/28...............................          538,488
   4,000,000  6.50% due 12/10/28...............................        3,886,240
   2,170,000  6.50% due 01/14/28...............................        2,144,909
     885,000  6.37% due 01/30/08...............................          870,060
   1,000,000  6.28% due 02/12/08...............................          981,410

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
             UNITED STATES GOVERNMENT FEDERAL AGENCIES -
             Continued
 $ 2,625,000 Government National Mortgage Association,
             7.50% due 10/15/29...............................   $    2,650,840
                                                                 --------------
                                                                     24,917,440
                                                                 --------------
             TREASURY - 1.66%
   1,175,000 Bonds,
              6.13% due 08/15/29..............................        1,252,100
             Notes:
     605,000  6.75% due 05/15/05..............................          634,869
     565,000  6.00% due 08/15/09..............................          583,628
     670,000  5.75% due 08/15/10..............................          684,652
     500,000  5.75% due 11/15/05..............................          507,500
                                                                 --------------
                                                                      3,662,749
                                                                 --------------
             TOTAL UNITED STATES GOVERNMENT
             (Cost $28,151,896) - 12.98%......................       28,580,189
                                                                 --------------
             SHORT-TERM INVESTMENTS - 24.44%
             COMMERCIAL PAPER - 24.44%
             ASSET BACKED - 3.42%
   4,374,000 Ciesco L P,
             6.50% due 12/15/00...............................        4,362,940
   3,165,000 Receivables Capital Corp.,
             6.55% due 12/08/00...............................        3,160,956
                                                                 --------------
                                                                      7,523,896
                                                                 --------------
             FINANCE COMPANIES - 2.72%
   6,000,000 Ford Credit Europe Plc.,
             6.51% due 12/13/00...............................        5,986,971
                                                                 --------------
             FOODS - 3.89%
   8,600,000 Safeway, Inc.,
             6.73% due 12/20/00...............................        8,571,461
                                                                 --------------
             HEALTHCARE - 2.39%
   5,258,000 Baxter International, Inc.,
             6.52% due 12/07/00...............................        5,252,268
                                                                 --------------
             MACHINERY -
             INDUSTRIAL/SPECIALTY - 2.37%
   5,229,000 Cooper Industries, Inc.,
             6.59% due 12/01/00...............................        5,229,000
                                                                 --------------

     PAR
    VALUE                                                         MARKET VALUE

--------------------------------------------------------------------------------
             MERCHANDISING - FOOD - 3.21%
 $ 7,083,000 Albertsons, Inc.,
             6.56% due 12/04/00...............................   $    7,075,285
                                                                 --------------
             OIL/GAS PRODUCERS - 3.63%
   8,000,000 Duke Capital Corp.,
             6.58% due 12/01/00...............................        8,000,000
                                                                 --------------
             UTILITIES - ELECTRIC - 2.81%
   6,200,000 Conectiv, Inc.,
             6.77% due 12/13/00...............................        6,186,905
                                                                 --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $53,825,786)...............................       53,825,786
                                                                 --------------
             TOTAL INVESTMENTS
             (Cost $194,638,912) - 106.31%....................      234,096,225
                                                                 --------------
             Other assets less liabilities - (6.31%)..........      (13,889,729)
                                                                 --------------
             NET ASSETS - 100.00%.............................   $  220,206,496
                                                                 --------------
             * Non-income producing

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2000, the aggregate value of these securities was $2,900,921, representing 1.32% of total net assets.
(2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined date. Rate shown reflects the increased rate.

-------------------------------------------------------------------------------

 November 30, 2000 AG CAPITAL CONSERVATION FUND (Unaudited)     81
      -------------------------------------------------------------------------
                            Average Annual Total Return

    6 Months               1 Year                           5 Years                           10 Years
------------------------------------------------------------------------------------------------------
     7.30%                 7.44%                             5.22%                             7.57%



[CHART APPEARS HERE]

MANAGEMENT OVERVIEW
A discussion with portfolio manager
Robert Kase, CFA, AGA

The AG Capital Conservation Fund returned 7.30% for the six months ended November 30, 2000.

The Fund's performance is the result of a few factors. One was our overweight in corporate bonds vs the Lehman Brothers Aggregate Index. Investors abandoned the corporate bond market because of the volatility in the equity markets and fear that corporations have become too leveraged. Therefore, U.S. Government bonds performed well over the past year because of the turmoil in the equity and the corporate bond markets. These events have increased participation in the Government securities market because of its reputation for a safe harbor from outside events, causing Government bonds to be the best performing sector in the market over this time period. One factor, which had a positive effect on the fund, was our concentration of our bonds in the intermediate maturities, which have performed well over this period, especially since the Federal reserve stopped raising rates in the spring of 2000.

On the economic front it seems as if the economy is slowing enough to keep the Federal Reserve on hold for a while. The Fed has been on hold since the spring of 2000 but has kept a tightening bias. The only real negative during the quarter was the continued strength in the oil markets. OPEC has increased production three times and the U.S. has arranged a swap of 30 million barrels out of the strategic reserve to try to lower oil prices. The current thinking in the market place is that high oil prices act like an "economic tax" taking money away from consumer spending which accounts for 2/3 of economic growth thereby cutting economic growth. The problem is no one knows how much growth will be affected. The other problem I see is that in the short run it may be a "tax" but in the long run if prices stay high businesses will not be able to continue to absorb the higher cost and must either charge higher prices or cut somewhere else. Another event that may affect the economy is the stock market. Over the past few years consumer spending, which accounts for approximately 2/3 of GDP, has tended to move with changes in the stock market. Therefore with the weak stock market over the past year, consumer spending should slow. Either way the economy will most likely slow into the first part of 2001.

Going forward, since a slower economy tends to be good for bonds, the Federal Reserve on hold and corporate and Government agency bonds extremely attractive to the Fund, at this time we see value in continuing to have an overweight in these products with a concentration of the Fund's holdings in intermediate maturities.


                                Top 10 Holdings


   1. Airlines-Treasury Bonds
      & Notes-
      6.75% due 05/15/05......   10.20%
      Federal National Mtg.
      Association,
   2. 7.00% due 09/25/29......    8.13%
   3. 6.50% due 12/10/28......    6.25%
   4. Government National Mtg.
      Association,
      7.50% due 10/15/29......    4.75%
   5. KFW International
      Finance, 7.13% due
      02/15/05................    4.68%
   6. Federal National Mtg.
      Association,
      7.13% due 06/15/10......    4.34%
      Federal National Mtg.
      Association,
   7. 6.50% due 01/14/28......    3.47%
   8. 5.75% due 05/15/10......    2.75%
   9. Federal Home Loan Mtg.
      Corp.:
      8.00% due 12/15/28......    2.74%
  10. U.S. Airways Inc.,
      6.85% due 01/30/18......    2.63%

 Portfolio holdings are subject to change.


-------------------------------------------------------------------------------

 82                                              November 30, 2000
        AG CAPITAL CONSERVATION FUND SCHEDULE OF INVESTMENTS (Unaudited)

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             CORPORATE BONDS & NOTES - 44.75%
             AIRLINES - 4.05%
 $   300,000 Delta Air Lines, Inc.,
             7.78% due 05/18/07................................   $      304,845
   1,450,056 U.S. Airways Inc.,
             6.85% due 01/30/18................................        1,327,700
     405,000 United Air Lines Inc.,
             7.73% due 07/01/10................................          412,476
                                                                  --------------
                                                                       2,045,021
                                                                  --------------
             AUTO - CARS - 2.80%
     565,000 Associates Automobile
             7.03% due 07/15/08................................          573,298
     405,000 Americredit Automobiles
             7.05% due 02/12/05................................          409,374
     430,000 Daimler Chrysler NA Holding Corp.,
             7.13% due 04/10/03................................          429,587
                                                                  --------------
                                                                       1,412,259
                                                                  --------------
             BANKS - OTHER - 2.52%
     425,000 Asian Development Bank,
             6.38% due 10/01/28................................          428,928
     405,000 Bank of America Corp.,
             7.80% due 02/15/10................................          408,993
     425,000 Inter-American Development Bank,
             7.00% due 06/16/03................................          433,721
                                                                  --------------
                                                                       1,271,642
                                                                  --------------
             BANKS - REGIONAL - 3.77%
     405,000 BankOne Corp.,
             7.88% due 08/01/10................................          405,450
     485,000 First Union National Bank,
             7.80% due 08/18/10................................          478,326
   1,000,000 SouthTrust Corp.,
             7.63% due 05/01/04................................        1,019,640
                                                                  --------------
                                                                       1,903,416
                                                                  --------------
             CONSUMER FINANCE - 1.31%
     645,000 Household Finance Corp.,
             8.00% due 05/09/05................................          662,808
                                                                  --------------
             FINANCE COMPANIES - 7.47%
     605,000 Ford Credit Auto,
             6.58% due 11/15/04................................          607,831
     790,000 Ford Motor Credit Co.,
             7.50% due 03/15/05................................          799,749
   2,300,000 KFW International Finance,
             7.13% due 02/15/05................................        2,363,802
                                                                  --------------
                                                                       3,771,382
                                                                  --------------

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  FINANCIAL SERVICES - 8.46%
 $   745,000      CIT Group Inc.,
                  7.50% due 11/14/03..........................   $      754,812
     370,000      Countrywide ABS,
                  7.30% due 05/25/20..........................          369,942
     425,000      Deutsche Telekom
                  International Finance,
                  8.25% due 06/15/30..........................          421,014
     370,000      EOP Operating LP,
                  7.75% due 11/15/07..........................          372,146
     375,000      Fleet Credit Card Master Trust
                  Ser 1999-C Class
                  6.90% due 04/16/07..........................          380,505
                  Heller Financial, Inc.:
     440,000      7.88% due 05/15/03..........................          447,484
     520,000      7.38% due 11/01/20..........................          499,684
     605,000(1)   Osprey Trust,
                   7.80% due 01/15/03
                  (Cost $605,000 purchased 09/28/00)..........          608,846
     405,000(1)   Spear Leedds & Kellogg LP,
                   8.25% due 08/15/05
                  (Cost $403,749 purchased 08/16/00)..........          419,373
                                                                 --------------
                                                                      4,273,806
                                                                 --------------
                  MERCHANDISE - DRUG - 0.95%
     500,000      Imcera Group,
                  6.00% due 10/15/03..........................          481,430
                                                                 --------------
                  OIL - INTEGRATED DOMESTIC - 0.29%
     130,000      Pennzoil Co.,
                  10.25% due 11/01/05.........................          145,843
                                                                 --------------
                  PUBLISHING - NEWS - 1.92%
   1,000,000      News America Holdings Inc.
                  8.25% due 08/10/18..........................          971,720
                                                                 --------------
                  SUPRANATIONAL - 1.06%
     510,000      Corp Andina De Fomento,
                  8.88% due 06/01/05..........................          537,353
                                                                 --------------

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  TELECOMMUNICATIONS - 7.02%
 $ 1,000,000      Airtouch Communications, Inc.,
                  7.50% due 07/15/06..........................   $    1,010,100
     440,000      AT&T Corp.,
                  6.50% due 03/15/29..........................          353,637
     200,000(1)   Koninklijke KPN NV ADR,
                   8.00% due 10/01/20
                  (Cost $199,962 purchased 09/27/00)..........          193,636
     405,000(1)   QWest Capital Funding,
                   7.90% due 08/15/10
                  (Cost $405,130 purchased 08/28/00)..........          411,569
     405,000      Telefonica Eurpoe BV,
                  7.75% due 09/15/10..........................          405,439
     565,000      US West Cap Funding Inc.,
                  6.88% due 07/15/28..........................          498,437
     280,000(1)   Vodafone Group plc,
                   7.88% due 02/15/30
                  (Cost $274,168 purchased 03/10/00)..........          288,733
     370,000      Worldcom, Inc.,
                  8.25% due 05/15/10..........................          384,675
                                                                 --------------
                                                                      3,546,226
                                                                 --------------
                  UTILITIES - ELECTRIC - 2.67%
     375,000      Florida Power & Light Co.,
                  6.88% due 12/01/05..........................          375,195
     405,000      PP&L Transition Bond Co.,
                  7.05% due 06/25/02..........................          413,983
     555,000      Southern Cal Edison,
                  7.20% due 11/03/03..........................          560,900
                                                                 --------------
                                                                      1,350,078
                                                                 --------------
                  UTILITIES - GAS DISTRIBUTION - 0.46%
     225,000      Keyspan Corp.,
                  7.63% due 11/15/10..........................          230,324
                                                                 --------------
                  TOTAL CORPORATE BONDS & NOTES
                  (Cost $22,452,765)..........................       22,603,308
                                                                 --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              83
  AG CAPITAL CONSERVATION FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

     PAR
   VALUE                                                           MARKET VALUE

--------------------------------------------------------------------------------
             UNITED STATES GOVERNMENT - 49.72%
             FEDERAL AGENCIES - 33.53%
             Federal Home Loan Bank:
 $   640,000 7.22% due 02/25/03................................   $      655,699
     160,000 6.01% due 12/03/20................................          151,675
     340,000 6.70% due 05/07/20................................          339,786
             Federal Home Loan Mtg. Corp.:
   1,360,000 8.00% due 12/15/28................................        1,386,138
     150,000 6.63% due 09/15/09................................          151,734
     300,000 6.22% due 03/18/08................................          288,891
             Federal National Mtg. Association:
     350,000 7.50% due 12/01/15................................          354,813
   2,090,000 7.13% due 06/15/10................................        2,190,905
   4,150,000 7.00% due 09/25/29................................        4,106,555
   3,250,000 6.50% due 12/10/28................................        3,157,570
   1,775,000 6.50% due 01/14/28................................        1,754,477
   2,375,000 Government National Mtg. Association,
             7.50% due 10/15/29................................        2,398,379
                                                                  --------------
                                                                      16,936,622
                                                                  --------------
             TREASURY BONDS & NOTES - 16.19%
     965,000 Bonds, 6.13% due 08/15/29.........................        1,028,323
             Notes:
   4,910,000 6.75% due 05/15/05................................        5,152,407
   1,360,000 5.75% due 05/15/10................................        1,389,743
     600,000 5.75% due 11/15/05................................          609,000
                                                                  --------------
                                                                       8,179,473
                                                                  --------------
             TOTAL UNITED STATES GOVERNMENT
             (Cost $24,863,711)................................       25,116,095
                                                                  --------------
             SHORT-TERM INVESTMENTS - 29.55%
             COMMERCIAL PAPER - 15.79%
             CONSUMER FINANCE - 3.95%
   2,000,000 Sears Roebuck Acceptance Corp.,
             6.75% due 12/18/00................................        1,993,608
                                                                  --------------
             FOODS - 7.89%
   2,000,000 Albertsons, Inc.,
             6.60% due 12/18/00................................        1,993,763
   2,000,000 Safeway Inc.,
             6.80% due 12/18/00................................        1,993,574
                                                                  --------------
                                                                       3,987,337
                                                                  --------------

     PAR
   VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
             SECURITIES RELATED - 3.95%
 $ 2,000,000 Salomon Smith Barney Holdings,
             6.50% due 12/13/00..............................   $    1,995,656
                                                                --------------
                                                                     7,976,601
                                                                --------------
             REPURCHASE AGREEMENT - 13.76%
             BANKS - OTHER - 13.76%
   6,951,000 State Street Bank Co.,
             6.34% dated 11/30/00, to be repurchased at
             $6,952,224 on 12/01/00, collateralized by U.S.
             Treasury Notes, 5.50%, 02/15/08,
             with a par value of $7,075,000
             (Cost $ 6,951,000)..............................        6,951,000
                                                                --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $14,927,601)..............................       14,927,601
                                                                --------------
             TOTAL INVESTMENTS
             (Cost $62,244,077) - 124.02%....................       62,647,004
                                                                --------------
             Other assets less liabilities - (24.02)%........      (12,133,093)
                                                                --------------
             NET ASSETS - 100.00%............................   $   50,513,911
                                                                --------------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2000, the aggregate value of these securities were $1,922,157, representing 3.81% of total net assets.

--------------------------------------------------------------------------------

 84                                              November 30, 2000
                   AG GOVERNMENT SECURITIES FUND (Unaudited)
     --------------------------------------------------------------------------
                             Average Annual Total Return

   6 Months               1 Year                           5 Years                           10 Years
-----------------------------------------------------------------------------------------------------
    7.97%                 9.84%                             5.67%                             7.25%




                             [CHART APPEARS HERE]

MANAGEMENT OVERVIEW
A discussion with portfolio manager
Robert Kase, CFA, AGA

The U.S. Government Securities Fund returned 7.97% for the six months ended November 30, 2000.

U.S. Government bonds performed well over the past year as equity prices faltered and the Federal Reserve stopped increasing interest rates earlier in the year. These events have increased participation in the Government securities market because of its reputation for a safe harbor from outside events.

The Fund's performance is the result of a couple of factors. One was the overweight in government agency and mortgage backed bonds vs the index. The other factor which helped returns was that we were overweight in the intermediate part of the yield curve as the inversion of rates subsided. (A yield curve is said to be inverted if short-term rates are higher than long term rates.)

On the economic front it seems as if the economy is slowing enough to keep the Federal Reserve on hold for a while. The Fed has been on hold since the spring of 2000 but has kept a tightening bias. The only real negative during the quarter was the continued strength in the oil markets. OPEC has increased production three times and the U.S. has arranged a swap of 30 million barrels out of the strategic reserve to try to lower oil prices. The current thinking in the market place is that higher oil prices act like an "economic tax" taking money away from consumer spending which accounts for 2/3 of economic growth thereby cutting economic growth. The problem is no one knows how much growth will be affected. The other problem I see is that in the short run it may be a "tax" but in the long run if prices stay high businesses will not be able to continue to absorb the higher cost and must either charge higher prices or cut somewhere else. Another event that may affect the economy is the stock market. Over the past few years consumer spending, which accounts for approximately 2/3 of GDP, has tended to move with changes in the stock market. Therefore with the weak stock market over the past year consumer spending should slow. Either way the economy will most likely slow into the first part of 2001.

Going forward, since a slower economy tends to be good for bonds, the Federal Reserve on hold and Government agency and mortgage backed securities still extremely attractive to the Fund, at this time we see value in continuing to have an overweight in these products with a concentration of the Fund's holdings in intermediate maturities.

                                Top 10 Holdings


   1. Government National
      Mortgage Association,
      6.50% due 01/21/29.......   5.51%
   2. U.S. Treasury Bonds,
      8.75% due 08/15/20.......   5.09%
   3. Federal Home Loan Bank,
      6.12% due 08/26/08.......   4.52%
   4. KFW International
      Finance,
      7.13% due 02/15/05.......   4.43%
   5. Housing Urban
      Development,
      7.13% due 08/01/06.......   3.93%
   6. Federal Home Loan
      Mortgage Corp.,
      6.63% due 09/15/09.......   3.80%
   7. U.S. Treasury Bonds,
      8.50% due 02/15/20.......   3.72%
   8. Federal National Mortgage
      Association,
      6.50% due 08/15/04.......   3.33%
   9. Federal Home Loan
      Mortgage Corp.,
      6.71% due 11/09/05.......   3.26%
  10. Tennessee Valley
      Authority,
      7.13% due 05/01/30.......   3.00%

 Portfolio holdings are subject to change.



-------------------------------------------------------------------------------

 November 30, 2000                                              85
       AG GOVERNMENT SECURITIES FUND SCHEDULE OF INVESTMENTS (Unaudited)

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             UNITED STATES GOVERNMENT - 92.31%
             FEDERAL AGENCIES - 80.47%
             Federal Farm Credit Bank:
 $ 1,150,000 7.10% due 11/12/02................................   $    1,169,401
   1,500,000 6.92% due 05/13/02................................        1,515,240
   1,000,000 5.80% due 06/17/05................................          980,940
             Federal Home Loan Bank:
     500,000 7.50% due 03/14/05................................          512,185
   1,210,000 7.22% due 02/25/03................................        1,239,681
   1,215,000 7.02% due 03/26/04................................        1,217,843
     650,000 6.70% due 05/07/03................................          649,591
   1,500,000 6.61% due 06/09/04................................        1,490,865
   5,000,000 6.12% due 08/26/08................................        4,800,000
   3,000,000 6.11% due 06/19/03................................        2,967,180
     300,000 6.01% due 12/03/08................................          284,391
   3,000,000 5.91% due 03/27/08................................        2,898,270
   2,000,000 5.63% due 03/19/01................................        1,995,000
     125,290 5.50% due 02/25/19................................          123,488
     510,000 5.13% due 09/15/03................................          497,010
             Federal Home Loan Mortgage Corp.:
       6,599 8.25% due 04/01/17................................            6,807
   1,500,000 8.00% due 12/15/28................................        1,528,828
   1,000,000 7.50% due 12/01/15................................        1,014,380
   1,700,000 6.89% due 10/03/05................................        1,685,125
   3,500,000 6.71% due 11/09/05................................        3,458,420
   3,985,000 6.63% due 09/15/09................................        4,031,065
     625,000 6.22% due 03/18/08................................          601,856
             Federal National Mortgage Association:
       2,141 14.50% due 11/15/14...............................            2,513
       6,626 13.00% due 11/15/15...............................            7,644
       3,467 12.50% due 09/20/15...............................            3,938
       1,635 12.00% due 01/15/16...............................            1,855
       6,454 11.50% due 09/01/19...............................            7,200
   3,000,000 7.50% due 01/05/29................................        3,018,281
   2,150,000 7.13% due 02/15/05................................        2,220,886
   3,000,000 7.13% due 06/15/10................................        3,144,840
   3,000,000 7.00% due 09/25/29................................        2,968,594
   3,000,000 7.00% due 08/27/12................................        2,960,610
   2,000,000 6.85% due 09/12/05................................        1,981,880
   1,500,000 6.50% due 01/14/28................................        1,482,656
   3,500,000 6.50% due 08/15/04................................        3,532,795
   1,500,000 5.88% due 04/23/04................................        1,467,660
   2,000,000 5.81% due 03/02/04................................        1,971,240

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             FEDERAL AGENCIES - Continued
 $ 6,000,000 Government National Mortgage Association,
             6.50% due 01/21/29................................   $    5,852,813
             Housing Urban Development:
   2,500,000 7.15% due 08/01/04................................        2,573,525
   4,000,000 7.13% due 08/01/06................................        4,174,680
     500,000 Student Loan Marketing Association,
             6.30% due 08/24/01................................          499,765
             Tennessee Valley Authority:
   3,000,000 7.13% due 05/01/30................................        3,180,930
   2,500,000 6.75% due 11/01/25................................        2,517,100
   2,000,000 6.38% due 06/15/05................................        2,010,620
   3,000,000 6.00% due 03/15/13................................        2,861,730
   2,500,000 5.38% due 11/13/08................................        2,330,475
                                                                  --------------
                                                                      85,441,796
                                                                  --------------
             TREASURY BONDS - 11.84%
   1,500,000 9.00% due 11/15/18................................        2,042,580
   4,000,000 8.75% due 08/15/20................................        5,402,480
   3,000,000 8.50% due 02/15/20................................        3,950,610
   1,000,000 7.25% due 08/15/22................................        1,183,120
                                                                  --------------
                                                                      12,578,790
                                                                  --------------
             TOTAL UNITED STATES GOVERNMENT
             (Cost $96,106,339)................................       98,020,586
                                                                  --------------
             FOREIGN CORPORATE BONDS - 4.43%
             FINANCE COMPANIES
 4,575,000   KFW International Finance,
             7.13% due 02/15/05
             (Cost $4,564,345).................................        4,701,911
                                                                  --------------
             SHORT-TERM INVESTMENTS - 16.37%
             COMMERCIAL PAPER - 11.29%
             FOODS - 3.77%
 4,020,000   Safeway Inc.,
             6.72% due 12/12/00................................        4,011,724
                                                                  --------------

     PAR
    VALUE                                                        MARKET VALUE

-------------------------------------------------------------------------------
             MERCHANDISING - FOOD 3.76%
 $ 4,000,000 Albertsons, Inc.,
             6.60% due 12/18/00..............................   $    3,987,527
                                                                --------------
             SECURITIES RELATED - 3.76%
   4,000,000 Salomon Smith Barney Holdings,
             6.50% due 12/13/00..............................        3,991,311
                                                                --------------
                                                                    11,990,562
                                                                --------------
             REPURCHASE AGREEMENT - 5.08%
             BANKS - OTHER - 5.08%
   5,391,000 State Street Bank,
             6.34% dated 11/30/00, to be repurchased at
             $5,391,949 on 12/01/00, collateralized by U.S.
             Treasury Notes, 5.50%, 02/15/08
             with a par value of $5,490,000
             (Cost $5,391,000)...............................        5,391,000
                                                                --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $17,381,562)..............................       17,381,562
                                                                --------------
             TOTAL INVESTMENTS
             (Cost $118,052,246) - 113.11%...................      120,104,059
                                                                --------------
             Other assets less liabilities - (13.11%)........      (13,921,063)
                                                                --------------
             NET ASSETS - 100.00%............................   $  106,182,996
                                                                --------------

--------------------------------------------------------------------------------

 86                                              November 30, 2000
               AG INTERNATIONAL GOVERNMENT BOND FUND (Unaudited)
      --------------------------------------------------------------------------
                            Average Annual Total Return

   6 Months             1 Year                       5 Years                       Since Inception*
---------------------------------------------------------------------------------------------------
    -2.76%              -7.77%                        0.35%                             5.34%

* October 1, 1991


[CHART APPEARS HERE]

MANAGEMENT OVERVIEW
A discussion with portfolio manager
William Trimbur, Jr., CFA, CPA, AGA

How did the Fund perform relative to its benchmark?
The Fund modestly underperformed its Salomon Non-US World Government Bond Index benchmark, by declining 2.47% before fees and expenses versus the index decline of 2.07%

How did bonds in this category perform over the past fiscal period?
All country constituents of the benchmark had positive local market total returns. As the fiscal period progressed, high quality government bonds offered their traditional save haven returns. As with past periods, the Dollar's strength translated the local market gains into overall losses.

What were the major developments in the fixed income market that enhanced the Fund's performance?
The Fund's holdings of short maturity notes in Europe and the UK were particularly rewarding as investors sought these for their low price volatility. Additionally, these notes benefitted late in the period from sentiment that many of the world's Central Banks had finished raising short term rates and may soon begin to ease them.

What events were disappointing for the Fund?
The Fund remained underexposed to Japanese duration. Japan's longer term bonds performed unexpectedly well late in the period as that nation returned to recessionary levels of economic growth.

What do you see ahead in this segment of the fixed income market for the next fiscal period?
Much of the good news for bonds seems to be priced into the markets. Capitulation selling in the equity markets and/or recessions in the Western economies could lead to other spell of high returns for lower risk bonds. Absent that, bonds are likely to earn their coupons and modest capital gains as the markets react to the Central Banks starting a period of short term rate cuts.


                                Top 10 Holdings


   1. Deutsche Telecom
      International Finance
      1.50% due 06/15/05.......  4.12%
   2. Government of Japan
      1.00% due 09/21/15.......  3.31%
   3. Province of Ontario
      1.88% due 01/25/10.......  2.94%
   4. Government of Japan,
      4.20% due 09/21/15.......  2.14%
   5. Government of Japan,
      1.10% due 10/22/01.......  2.08%
   6. Government of Japan,
      3.20% due 03/20/06.......  1.82%
   7. Government of Japan,
      1.40% due 11/20/03.......  1.69%
   8. Ford Motor Credit,
      1.20% due 02/07/05.......  1.63%
   9. General Electric Capital
      Corp.,
      4.50% due 12/28/01.......  1.62%
  10. Government of Italy,
      10.00% due 08/01/03......  1.57%

 Portfolio holdings are subject to change.




--------------------------------------------------------------------------------

 November 30, 2000                                              87
   AG INTERNATIONAL GOVERNMENT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)

      PAR
     VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
               GOVERNMENT BONDS - 80.52%

               AUSTRALIA - 0.75%
 A$    500,000 Commonwealth of Australia,
                7.50% due 9/15/09................................   $    294,341
 A$  1,000,000 Queensland Tsy Cp,
                6.00% due 6/14/11................................        518,926
                                                                    ------------
                                                                         813,267
                                                                    ------------
               AUSTRIA - 3.23%
               Republic of Austria:
 DM  1,000,000  7.25% due 5/3/07.................................        486,458
 (Euro)145,346  7.125% due 7/12/04...............................        133,989
 (Euro)145,346  7.00% due 5/16/05................................        134,482
 (Euro)145,346  6.50% due 11/17/05...............................        132,649
 (Euro)436,038  6.25% due 5/31/06................................        394,725
 (Euro)218,019  5.625% due 7/15/07...............................        192,907
 (Euro)322,285  5.50% due 1/18/04................................        282,697
 (Yen)   100MM  4.75% due 12/20/04...............................      1,041,560
 (Yen)    50MM  4.50% due 9/28/05................................        526,279
 (Euro)218,019  4.375% due 2/28/02...............................        188,149
                                                                    ------------
                                                                       3,513,895
                                                                    ------------
               BELGIUM - 3.67%
               Kingdom of Belgium:
 (Euro)247,893  8.75% due 6/25/02................................        227,489
 (Euro)247,893  8.00% due 12/24/12...............................        262,454
 (Euro)247,893  8.00% due 3/28/15................................        266,054
 (Euro)619,733  7.75% due 10/15/04...............................        588,608
 (Euro)371,840  7.00% due 5/15/06................................        350,804
 (Euro)495,786  6.50% due 3/31/05................................        453,684
 (Euro)495,787  6.25% due 3/28/07................................        454,202
 (Euro)650,000  5.50% due 3/28/28................................        541,895
 (Euro)450,000  4.75% due 9/28/05................................        385,098
 (Euro)600,000  3.75% due 3/28/09................................        466,819
                                                                    ------------
                                                                       3,997,107
                                                                    ------------
               CANADA - 6.89%
               Government of Canada:
 C$    550,000  9.50% due 6/1/10.................................        462,469
 C$    500,000  9.00% due 6/1/25.................................        467,936
 C$  1,000,000  8.75% due 12/1/05................................        741,075
 C$    500,000  8.00% due 6/1/23.................................        423,562
 C$  1,000,000  7.25% due 6/1/03.................................        676,522
 C$  1,000,000  7.00% due 12/1/06................................        699,420

       PAR
      VALUE                                                         MARKET VALUE

--------------------------------------------------------------------------------
                 CANADA - Continued
                 Goverment of Canada:
 C$      500,000  6.50% due 6/1/04...............................   $    335,191
 C$      750,000  5.50% due 6/1/09...............................        488,308
 (Yen)     350MM Province of Ontario,
                  1.875% due 1/25/10.............................      3,202,946
                                                                    ------------
                                                                       7,497,429
                                                                    ------------
                 DENMARK - 1.60%
                 Kingdom of Denmark:
 DK    2,500,000  8.00% due 5/15/03..............................        309,286
 DK    3,000,000  8.00% due 3/15/06..............................        392,728
 DK    5,500,000  7.00% due 12/15/04.............................        680,622
 DK    1,250,000  7.00% due 11/10/24.............................        170,575
 DK    1,500,000  6.00% due 11/15/09.............................        183,105
                                                                    ------------
                                                                       1,736,316
                                                                    ------------
                 FINLAND - 1.42%
                 Republic of Finland:
 (Euro)  254,563  7.25% due 4/18/06..............................        243,593
 F(Franc) 5,000,000  7.00% due 6/15/04...........................        699,405
 (Euro)  168,187  6.00% due 4/25/08..............................        153,056
 (Euro)  500,000  5.75% due 2/23/11..............................        450,409
                                                                    ------------
                                                                       1,546,463
                                                                    ------------
                 FRANCE - 3.71%
                 Government of France:
 (Euro)  228,673  8.50% due 12/26/12.............................        255,925
 (Euro)  304,898  6.50% due 10/25/06.............................        284,282
 (Euro)1,295,816  6.00% due 10/25/25.............................      1,193,325
 (Euro)  304,898  5.50% due 4/25/04..............................        269,620
 (Euro)1,000,000  5.50% due 4/25/10..............................        891,775
 (Euro)  457,347  5.50% due 4/25/29..............................        396,715
 (Euro)  304,898  5.25% due 4/25/08..............................        267,791
 (Euro)  600,000  4.00% due 10/25/09.............................        479,498
                                                                    ------------
                                                                       4,038,931
                                                                    ------------
                 GERMANY - 6.81%
                 Federal Republic of Germany:
 (Euro)  533,875  6.50% due 7/15/03..............................        481,528
 (Euro)1,533,875  6.50% due 10/14/05.............................      1,423,893
 (Euro)  511,291  6.25% due 4/26/06..............................        471,874
 (Euro)1,022,583  6.25% due 1/4/24...............................        971,493
 (Euro)  511,291  6.00% due 1/5/06...............................        465,649
 (Euro)1,533,875  6.00% due 1/4/07...............................      1,404,419

       PAR
      VALUE                                                         MARKET VALUE

--------------------------------------------------------------------------------
                 GERMANY - Continued
                 Federal Republic of Germany:
 (Euro)1,022,583  6.00% due 6/20/16..............................   $    967,491
 (Euro)  511,291  4.75% due 7/4/28...............................        399,134
 (Euro)1,000,000 Kreditanst Fur Wie,
                  3.50% due 7/15/04..............................        822,554
                                                                    ------------
                                                                       7,408,035
                                                                    ------------
                 GREECE - 1.20%
                 Republic of Greece:
 Dr  125,000,000  7.60% due 1/22/02..............................        326,443
 Dr  125,000,000  6.50% due 10/22/19.............................        329,283
 Dr  125,000,000  6.00% due 5/19/10..............................        325,933
 Dr  125,000,000  5.95% due 3/24/05..............................        325,710
                                                                    ------------
                                                                       1,307,369
                                                                    ------------
                 IRELAND - 0.92%
                 Republic of Ireland:
 (Euro)  126,973  8.25% due 8/18/15..............................        138,969
 (Euro)  126,973  8.00% due 8/18/06..............................        126,100
 (Euro)  190,460  6.50% due 10/18/01.............................        167,595
 (Euro)  190,460  6.25% due 10/18/04.............................        173,008
 (Euro)  500,000  4.00% due 4/18/10..............................        395,973
                                                                    ------------
                                                                       1,001,645
                                                                    ------------
                 ITALY - 9.78%
                 Republic of Italy:
 (Euro)  516,456  12.00% due 1/1/02..............................        479,874
 (Euro)  258,228  10.50% due 4/1/05..............................        270,207
 (Euro)  258,228  10.50% due 9/1/05..............................        274,316
 (Euro)1,755,950  10.00% due 8/1/03..............................      1,711,585
 (Euro)  258,228  9.50 due 1/1/05................................        259,743
 (Euro)  258,228  9.50 due 2/1/06................................        268,096
 (Euro)1,032,912  9.00% due 11/1/23..............................      1,253,916
 (Euro)  516,456  8.50% due 4/1/04...............................        495,144
 (Euro)  774,684  8.50% due 8/1/04...............................        747,229
 (Euro)  774,684  6.75% due 2/1/07...............................        728,030
 (Euro)  258,228  6.25% due 3/1/02...............................        228,036
 (Euro)1,032,912  5.75% due 9/15/02..............................        909,448
 (Euro)1,350,000  5.25% due 11/1/29..............................      1,078,869
 (Euro)  500,000  5.00% due 2/15/03..............................        434,670
 (Euro)1,032,912  5.00% due 5/1/08...............................        884,998
 (Euro)  758,228  4.50% due 5/1/09...............................        622,431
                                                                    ------------
                                                                      10,646,592
                                                                    ------------

--------------------------------------------------------------------------------

 88                                              November 30, 2000
  AG INTERNATIONAL GOVERNMENT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

      PAR
     VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
               JAPAN - 23.17%
               Government of Japan:
(Yen)    100MM  5.00% due 9/21/09................................   $  1,161,415
(Yen)    100MM  5.00% due 3/20/15................................      1,250,962
(Yen)     75MM  4.50% due 12/20/04...............................        769,101
(Yen)    200MM  4.20% due 9/21/15................................      2,323,678
(Yen)    100MM  3.90% due 6/21/04................................        999,987
(Yen)    100MM  3.80% due 9/20/16................................      1,121,280
(Yen)    100MM  3.30% due 6/20/06................................      1,000,316
(Yen)    200MM  3.20% due 3/20/06................................      1,982,961
(Yen)    100MM  2.70% due 3/20/07................................        974,172
(Yen)    150MM  2.00% due 12/20/07...............................      1,416,772
(Yen)    200MM  1.40% due 11/20/03...............................      1,839,351
(Yen)    250MM  1.10% due 10/22/01...............................      2,265,562
(Yen)    400MM  1.00% due 9/21/15................................      3,603,804
(Yen)    500MM  0.90% due 12/20/00...............................      4,504,755
                                                                    ------------
                                                                      25,214,116
                                                                    ------------
               NETHERLANDS - 3.30%
               Government of the Netherlands:
 (Euro)680,670  7.75% due 3/1/05.................................        653,469
 (Euro)907,560  6.50% due 4/15/03................................        814,864
 (Euro)907,560  5.75% due 1/15/04................................        806,577
 (Euro)488,794  5.75% due 2/15/07................................        440,782
 (Euro)275,144  5.50% due 7/15/10................................        245,606
 (Euro)275,000  5.50% due 1/15/28................................        238,997
 (Euro)500,000  3.75% due 7/15/09................................        394,146
                                                                    ------------
                                                                       3,594,441
                                                                    ------------
               PORTUGAL - 1.35%
               Republic of Portugal:
 (Euro)457,347  6.625% due 5/13/08...............................        424,335
 (Euro)374,098  5.375% due 6/23/08...............................        326,747
 (Euro)374,098  4.812% due 4/23/03...............................        323,787
 (Euro)500,000  3.95% due 7/15/09................................        393,581
                                                                    ------------
                                                                       1,468,450
                                                                    ------------

        PAR
       VALUE                                                        MARKET VALUE

--------------------------------------------------------------------------------
                   SPAIN - 4.72%
                   Government of Spain:
 F(Franc)2,000,000  6.50% due 6/20/01............................   $    266,902
 (Euro)  1,416,705  6.00% due 1/31/08............................      1,281,615
 (Euro)    601,012  6.00% due 1/31/29............................        541,220
 (Euro)    559,782  5.15% due 7/30/09............................        482,795
 (Euro)    989,385  4.50% due 7/30/04............................        844,797
 (Euro)    500,000  4.25% due 7/30/02............................        430,017
 (Euro)    400,000  4.00% due 1/31/10............................        315,873
 (Euro)    425,000  3.25% due 1/31/05............................        344,818
 (Euro)    750,000  3.00% due 1/31/03............................        625,525
                                                                    ------------
                                                                       5,133,562
                                                                    ------------
                   SWEDEN - 1.32%
                   Kingdom of Sweden:
 SK      2,000,000  6.75% due 5/5/14.............................        229,129
 SK      2,000,000  6.50% due 10/25/06...........................        214,893
 SK      3,500,000  6.50% due 5/5/08.............................        380,488
 SK      3,000,000  6.00% due 2/9/05.............................        311,289
 SK      3,000,000  5.50% due 4/12/02............................        302,061
                                                                    ------------
                                                                       1,437,860
                                                                    ------------
                   SWITZERLAND - 0.80%
                   Government of Switzerland:
 Chf       500,000  4.50% due 7/8/02.............................        292,019
 Chf       500,000  4.50% due 4/8/06.............................        300,138
 Chf       500,000  4.00% due 4/8/28.............................        281,281
                                                                    ------------
                                                                         873,438
                                                                    ------------
                   UNITED KINGDOM - 4.50%
                   Government of United Kingdom:
 (Pounds)  400,000  9.00% due 10/13/08...........................        711,244
 (Pounds)  250,000  9.00% due 7/12/11............................        475,940
 (Pounds)  250,000  8.00% due 6/7/21.............................        521,103
 (Pounds)1,000,000  7.50% due 12/7/06............................      1,587,649
 (Pounds)  584,250  5.75% due 12/7/09............................        882,990
 (Pounds)  500,000  4.25% due 6/7/32.............................        714,655
                                                                    ------------
                                                                       4,893,581
                                                                    ------------

         PAR
        VALUE                                                      MARKET VALUE

-------------------------------------------------------------------------------
                     UNITED STATES - 1.38%
                     Federal National Mortgage Association:
 (Pounds)    500,000  6.875% due 6/7/02.........................   $    720,554
 (Pounds)    500,000  5.50% due 12/7/03.........................        703,036
                     United States Treasury Bills:
 US           50,000  5.99% due 12/7/00.........................         49,950
 US           20,000  5.97% due 12/14/00........................         19,957
                                                                   ------------
                                                                      1,493,497
                                                                   ------------
                     TOTAL GOVERNMENT BONDS
                     (Cost $99,993,269).........................     87,615,994
                                                                   ------------
                     SUPRANATIONAL - 2.64%
 F(Franc)  1,600,000 Eurofima,
                      9.25% due 12/18/03........................        235,094
                     European Investment Bank:
 Lit         1,100MM  10.50% due 2/7/02.........................        523,985
 F(Franc)  2,000,000  6.125% due 10/8/04........................        272,470
 (Pounds)100,000,000  3.00% due 9/20/06.........................        998,963
                     International Bank for Reconstruction &
                     Development:
 Lit           150MM  10.80% due 11/13/01.......................         70,835
 Lit           200MM  9.45% due 8/11/03.........................         98,931
 (Pounds)    400,000  9.25% due 7/20/07.........................        673,607
                                                                   ------------
                     TOTAL SUPRANATIONAL
                     (Cost $3,277,363)..........................      2,873,885
                                                                   ------------
                     CORPORATE BONDS - 14.51%
                     FRANCE - 5.03%
                     Credit Local de France:
 Lit         1,000MM  9.00% due 6/14/01.........................        457,349
 F(Franc)  5,000,000  8.875% due 6/10/02........................        696,057
 F(Franc)  8,000,000  6.25% due 9/27/05.........................      1,091,526
 F(Franc)  4,000,000  6.00% due 11/15/01........................        533,460
 F(Franc) 10,000,000 Elf Aquitaine SA,
                      7.125% due 8/11/03........................      1,383,298
                     Toyota Motor Credit Corp:
 F(Franc)  3,000,000  6.25% due 4/11/02.........................        402,124
 (Yen)         100MM  1.00% due 12/20/04........................        905,116
                                                                   ------------
                                                                      5,468,930
                                                                   ------------

--------------------------------------------------------------------------------

 November 30, 2000                                              89
  AG INTERNATIONAL GOVERNMENT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

        PAR
       VALUE                                                        MARKET VALUE

--------------------------------------------------------------------------------
                   GERMANY - 4.12%
(Yen)        500MM Deutsche Telecom International Finance,
                    1.50% due 6/15/05............................   $  4,478,512
                                                                    ------------
                   NORWAY - 0.84%
(Yen)        100MM Eksportfinans A/S,
                    1.80% due 6/21/10............................        913,104
                                                                    ------------
                   UNITED STATES - 4.52%
(Yen)        200MM Ford Motor Credit,
                    1.20% due 2/7/05.............................      1,773,631
                   General Electric Capital Corp:
 (Pounds)1,000,000  5.25% due 12/7/28............................      1,384,798
 DM      4,000,000  4.50% due 12/28/01...........................      1,764,872
                                                                    ------------
                                                                       4,923,301
                                                                    ------------
                   TOTAL CORPORATE BONDS
                   (Cost $18,377,410)............................     15,783,847
                                                                    ------------
                   TOTAL INVESTMENTS
                   (Cost $121,648,042) - 97.67%..................    106,273,726
                                                                    ------------
                   Other assets and liabilities - 2.33%..........      2,540,288
                                                                    ------------
                   NET ASSETS - 100%.............................   $108,814,014
                                                                    ------------

      Currency Legend
      ---------
      A$ Australian Dollar
      C$ Canadian Dollar
      DK Danish Krone
      Dr Greek Drachma
      (Euro) Euro Dollar
      F(Franc) French Franc
      DM German Deutschemark
      Lit Italian Lira
      (Yen) Japanese Yen
      SK Swedish Krona
      Chf Swiss Franc
      (Pounds) United Kingdom Pound
      US United States Dollar

--------------------------------------------------------------------------------

 90                                              November 30, 2000
                       AG 1 MONEY MARKET FUND (Unaudited)
      --------------------------------------------------------------------------
                            Average Annual Total Return

   6 Months               1 Year                           5 Years                           10 Years
-----------------------------------------------------------------------------------------------------
    3.09%                 5.93%                             5.19%                             4.69%





[CHART APPEARS HERE]

MANAGEMENT OVERVIEW

A discussion with Teresa Moro, AGA

Which portfolio holdings or developments in the market most enhanced the Fund's performance?
The Fund increased the holdings of Asset Backed Commercial Paper ("ABCP") over the period. This asset class accounts for over 1/3 of the new issuance of commercial paper in the market today. Going forward, ABCP will have an increased allocation in the portfolio.

What is your outlook for the next six months period?
Additional Fed easing--25-50bps in next 6 months.

                                Top 10 Holdings


   1. Aon Corp.,
      6.63% due 01/12/01.......  4.06%
   2. Jefferson-Pilot Corp.,
      6.53% due 02/28/01.......  4.05%
   3. Salomon Smith Barney
      Holdings
      6.48% due 12/21/00.......  4.01%
   4. Omnicom Finance,
      6.56% due 12/05/00.......  3.83%
   5. Govco Inc.,
      6.54% due 01/17/01.......  3.77%
   6. Harley-Davidson Funding
      6.47% due 12/12/00.......  3.69%
   7. Colgate-Palmolive Co.,
      6.45% due 12/27/00.......  3.66%
   8. Ace Ina Holdings Inc.,
      6.65% due 01/16/01.......  3.64%
   9. Ciesco LP,
      6.53% due 01/10/01.......  3.61%
  10. Baxter International,
      Inc.,
      6.52% due 12/01/00.......  2.97%

 Portfolio holdings are subject to change.


--------------------------------------------------------------------------------

 November 30, 2000                                              91
           AG 1 MONEY MARKET FUND SCHEDULE OF INVESTMENTS (Unaudited)

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             COMMERCIAL PAPER - 98.47%
             ASSET BACKED - 12.20%
 $19,800,000 Ciesco LP,
             6.53% due 01/10/01................................   $   19,656,584
  10,852,000 Delaware Funding Corp.,
             6.53% due 01/17/01................................       10,783,642
  20,700,000 Govco Inc.,
             6.54% due 01/17/01................................       20,512,614
  15,561,000 Receivables Capital Corp.,
             6.49% due 12/05/00................................       15,434,471
                                                                  --------------
                                                                      66,387,311
                                                                  --------------
             AUTO - ORIGINAL
             EQUIPMENT - 3.69%
  20,135,000 Harley-Davidson Funding
             6.47% due 12/12/00................................       20,089,485
                                                                  --------------
             BANKS - OTHER - 0.55%
             Bank of America Corp.:
   1,000,000 6.65% due 05/01/01................................          999,613
   2,000,000 5.70% due 02/12/01................................        1,995,645
                                                                  --------------
                                                                       2,995,258
                                                                  --------------
             BANKS - REGIONAL - 1.63%
   9,009,000 Bank One Corp.,
             6.56% due 01/10/01................................        8,882,598
                                                                  --------------
             BEVERAGE - SOFT DRINKS - 1.29%
   7,023,000 Coca Cola Co.,
             6.45% due 12/06/00................................        7,016,652
                                                                  --------------
             CONGLOMERATES - 3.54%
   7,453,000 Fortune Brands, Inc.
             6.52% due 01/19/01................................        7,352,279
  12,000,000 Textron, Inc.,
             6.57% due 01/05/01................................       11,922,658
                                                                  --------------
                                                                      19,274,937
                                                                  --------------
             CONSUMER FINANCE - 1.10%
   6,000,000 Countrywide Home
             6.75% due 09/05/01................................        5,999,870
                                                                  --------------

     PAR
   VALUE                                                           MARKET VALUE

--------------------------------------------------------------------------------
             FINANCE COMPANIES - 12.40%
 $ 3,000,000 Caterpilar Financial Services Corp.,
             6.73% due 06/15/01................................   $    3,001,725
             Ford Motor Credit:
   5,000,000 6.90% due 10/09/01................................        5,011,302
   6,550,000 6.82% due 10/01/01................................        6,558,293
   2,000,000 6.81% due 09/03/01................................        2,002,044
  10,000,000 General Electric Capital Corp.,
             6.52% due 01/18/01................................        9,911,789
             General Motors Acceptance Corp.:
   5,000,000 6.97% due 08/10/01................................        5,007,836
  10,000,000 6.92% due 10/15/01................................       10,024,561
   5,200,000 6.51% due 02/08/01................................        5,134,858
  20,857,000 Omnicom Finance,
             6.56% due 12/05/00................................       20,828,072
                                                                  --------------
                                                                      67,480,480
                                                                  --------------
             FINANCIAL SERVICES - 5.57%
   7,400,000 Duke Capital Corp.,
             6.61% due 01/17/01................................        7,335,524
  10,000,000 Goldman Sachs,
             6.73% due 05/15/01................................       10,000,000
   8,000,000 Household Finance Corp.,
             6.80% due 07/13/01................................        8,006,524
   5,000,000 Textron Financial Corp.,
             6.54% due 12/13/00................................        4,989,080
                                                                  --------------
                                                                      30,331,128
                                                                  --------------
             FOODS - 2.01%
  10,999,000 Kellogg Co.,
             6.55% due 01/02/01................................       10,934,565
                                                                  --------------
             GOVERNMENT SPONSORED - 0.57%
             Federal National Mortgage Association:
   1,100,000 8.25% due 12/18/00................................        1,100,830
   2,000,000 4.95% due 12/04/00................................        1,999,776
                                                                  --------------
                                                                       3,100,606
                                                                  --------------
             HEALTHCARE - 8.69%
  16,189,000 Baxter International, Inc.,
             6.52% due 12/01/00................................       16,157,884
  10,915,000 Cardinal Health, Inc.,
             6.53% due 01/19/01................................       10,814,043
  20,500,000 United Healthcare Corp.,
             6.60% due 01/26/01................................       20,312,521
                                                                  --------------
                                                                      47,284,448
                                                                  --------------

     PAR
   VALUE                                                           MARKET VALUE

--------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS - 3.65%
 $20,000,000 Colgate-Palmolive Co.,
             6.45% due 12/27/00................................   $   19,904,728
                                                                  --------------
             INSURANCE - CASUALTY - 3.64%
  20,000,000 Ace Ina Holdings Inc.,
             6.65% due 01/16/01................................       19,837,314
                                                                  --------------
             INSURANCE - LIFE - 4.05%
  22,505,000 Jefferson-Pilot Corp.,
             6.53% due 02/28/01................................       22,072,792
                                                                  --------------
             INSURANCE - MULTILINE - 4.06%
  22,400,000 Aon Corp.,
             6.63% due 01/12/01................................       22,087,332
                                                                  --------------
             MACHINERY -
             INDUSTRIAL/SPECIALTY - 5.38%
   6,775,000 Cooper Industries, Inc.,
             6.59% due 12/01/00................................        6,775,000
             Dover Corp.:
   8,600,000 6.77% due 02/28/01................................        8,600,000
  13,924,000 6.50% due 12/11/00................................       13,886,633
                                                                  --------------
                                                                      29,261,633
                                                                  --------------
             MERCHANDISING - FOOD - 1.95%
   5,401,000 Albertsons, Inc.,
             6.61% due 12/04/00................................        5,398,021
   5,200,000 Safeway Inc.,
             6.67% due 12/07/00................................        5,194,131
                                                                  --------------
                                                                      10,592,152
                                                                  --------------
             MISCELLANEOUS - 1.02%
   5,600,000 CVS Corp.,
             6.80% due 01/30/01................................        5,536,485
                                                                  --------------
             OIL/GAS PRODUCERS - 2.45%
  13,490,000 Duke Capital Corp.,
             6.59% due 01/25/01................................       13,316,367
                                                                  --------------

--------------------------------------------------------------------------------

 92                                              November 30, 2000
     AG 1 MONEY MARKET FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

     PAR
   VALUE                                                           MARKET VALUE

--------------------------------------------------------------------------------
             PHOTOGRAPHY - 1.90%
 $10,408,000 Eastman Kodak Co.,
             6.52% due 01/16/01................................   $   10,320,816
                                                                  --------------
             SECURITIES RELATED - 11.10%
   5,000,000 Bear Stearns Co. Inc.,
             6.76% due 02/09/01................................        5,000,000
   9,910,000 Goldman Sachs Group Inc.,
             6.52% due 01/19/01................................        9,820,663
   3,890,000 Merrill Lynch & Co.,
             6.84% due 11/01/01................................        3,893,163
             Morgan Stanley Dean Witter Co.,
  11,000,000 6.55% due 01/04/01................................       10,931,604
   9,000,000 6.47% due 12/14/00................................        8,978,775
  22,000,000 Salomon Smith Barney Holdings
             6.48% due 12/21/00................................       21,852,400
                                                                  --------------
                                                                      60,476,605
                                                                  --------------
             UTILITIES -
             COMMUNICATION - 1.85%
   5,097,000 Bellsouth Telecommunications Inc.,
             6.46% due 12/13/00................................        5,085,911
   5,000,000 GTE Corp.,
             6.68% due 12/11/00................................        4,999,893
                                                                  --------------
                                                                      10,085,804
                                                                  --------------
             UTILITIES - ELECTRIC - 4.18%
   5,000,000 Conectiv, Inc.,
             6.78% due 12/12/00................................        4,989,622
  14,646,000 Pacific Gas & Electric Co.,
             6.51% due 01/22/01................................       14,514,155
   3,293,000 Southern California Edison Co.,
             6.47% due 12/07/00................................        3,289,397
                                                                  --------------
                                                                      22,793,174
                                                                  --------------
             TOTAL COMMERCIAL PAPER - 98.47%
             (Cost $536,062,540)...............................      536,062,540
                                                                  --------------
             Other assets & liabilities - 1.53%................        8,303,730
                                                                  --------------
             NET ASSETS - 100.00%..............................   $  544,366,270
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 2000                                              93
                STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

                              AG STOCK       AG MIDCAP      AG SMALL CAP   AG INTERNATIONAL
                               INDEX           INDEX           INDEX           EQUITIES      CORE EQUITY     AG GROWTH &
                                FUND            FUND            FUND             FUND            FUND        INCOME FUND

---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
cost............           $2,833,163,597  $  912,732,176  $  235,995,373   $  114,758,121  $1,006,613,810  $  269,548,575
                           --------------  --------------  --------------   --------------  --------------  --------------
Investments, at
market..........           $5,047,377,000  $  948,419,237  $  205,458,995   $  123,616,041  $1,004,249,245  $  287,743,538
Cash
(overdraft).....                 (633,154)            476             331        9,206,649             704             711
Receivable for:
 Investments
 sold...........                4,990,399      10,812,973         693,566          609,333      12,771,154       1,242,144
 Fund shares
 sold...........                1,723,567         115,613           4,080            8,671           3,482          11,991
 Dividends and
 interest.......                6,968,199         855,507         219,123          220,217       1,300,397         401,898
Other assets....                    6,015             236           1,454          178,898              31           1,467
                           --------------  --------------  --------------   --------------  --------------  --------------
TOTAL ASSETS....            5,060,432,026     960,204,042     206,377,549      133,839,809   1,018,325,013     289,401,749
                           --------------  --------------  --------------   --------------  --------------  --------------
LIABILITIES:
Payable for:
 Investments
 purchased......                5,218,453      11,512,082               -          207,150      12,319,047         843,144
 Capital stock
 reacquired.....                  281,882           6,840          73,442           49,707          80,328         151,730
 Daily variation
 margin on
 futures........                  144,900         311,400          83,325                -               -         248,400
 Unrealized loss
 on forward
 currency
 contracts......                        -               -               -                -               -               -
Payable to
affiliates:
 Advisory fees..                1,127,708         246,931          64,171           38,918         687,763         185,066
 Accounting
 services.......                  273,497          48,480          11,733           18,844          54,620          16,371
Directors
retirement
plan............                  416,987          71,696           1,462           13,660         113,005          27,913
Accrued expenses
and other
liabilities.....                  499,659         109,954          29,178          199,833         139,383          37,675
                           --------------  --------------  --------------   --------------  --------------  --------------
TOTAL
LIABILITIES.....                7,963,086      12,307,383         263,311          528,112      13,394,146       1,510,299
                           --------------  --------------  --------------   --------------  --------------  --------------
NET ASSETS......           $5,052,468,940  $  947,896,659  $  206,114,238   $  133,311,697  $1,004,930,867  $  287,891,450
                           --------------  --------------  --------------   --------------  --------------  --------------
                           T. ROWE PRICE
                             SCIENCE &
                             TECHNOLOGY
                                FUND

---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
cost............           $2,960,325,818
                           ---------------
Investments, at
market..........           $2,547,133,097
Cash
(overdraft).....                   26,265
Receivable for:
 Investments
 sold...........              124,565,619
 Fund shares
 sold...........                   10,884
 Dividends and
 interest.......                  590,715
Other assets....                   11,637
                           ---------------
TOTAL ASSETS....            2,672,338,217
                           ---------------
LIABILITIES:
Payable for:
 Investments
 purchased......              109,749,574
 Capital stock
 reacquired.....                1,151,453
 Daily variation
 margin on
 futures........                        -
 Unrealized loss
 on forward
 currency
 contracts......                  148,177
Payable to
affiliates:
 Advisory fees..                2,283,083
 Accounting
 services.......                  176,494
Directors
retirement
plan............                  142,840
Accrued expenses
and other
liabilities.....                  284,301
                           ---------------
TOTAL
LIABILITIES.....              113,935,922
                           ---------------
NET ASSETS......           $2,558,402,295
                           ---------------

--------------------------------------------------------------------------------

NET ASSETS
REPRESENTED BY:
Capital stock ..           $2,578,836,473  $  636,283,152  $  179,200,915   $   96,415,961  $  670,376,921  $  212,250,939
Undistributed/Accumulated
net realized
gain (loss) on
securities......              259,101,288     277,341,942      58,860,074       29,320,986     336,762,408      58,486,566
Undistributed/Accumulated
net investment
income (loss)...                1,286,626         142,054          42,286          216,167         156,103          58,757
Unrealized
appreciation
(depreciation)
of:
 Investments....            2,214,213,403      35,687,061     (30,536,378)       8,857,920      (2,364,565)     18,194,963
 Futures........                 (968,850)     (1,557,550)     (1,452,659)               -               -      (1,099,775)
 Forward
 currency
 contracts......                        -               -               -                -               -               -
 Foreign
 currency
 translation....                        -               -               -       (1,499,337)              -               -
                           --------------  --------------  --------------   --------------  --------------  --------------
 NET ASSETS
 APPLICABLE TO
 SHARES
 OUTSTANDING....           $5,052,468,940  $  947,896,659  $  206,114,238   $  133,311,697  $1,004,930,867  $  287,891,450
                           --------------  --------------  --------------   --------------  --------------  --------------
NET ASSETS
REPRESENTED BY:
Capital stock ..           $2,280,730,336
Undistributed/Accumulated
net realized
gain (loss) on
securities......              702,448,056
Undistributed/Accumulated
net investment
income (loss)...              (11,593,844)
Unrealized
appreciation
(depreciation)
of:
 Investments....             (413,192,721)
 Futures........                        -
 Forward
 currency
 contracts......                 (148,177)
 Foreign
 currency
 translation....                  158,645
                           ---------------
 NET ASSETS
 APPLICABLE TO
 SHARES
 OUTSTANDING....           $2,558,402,295
                           ---------------

--------------------------------------------------------------------------------

CAPITAL SHARES:
 Authorized (Par
 value $0.01 per
 share).........            1,000,000,000   1,000,000,000   1,000,000,000    1,000,000,000   1,000,000,000   1,000,000,000
 Outstanding....              127,021,261      39,675,542      14,062,046       12,195,481      46,145,905      14,927,787
 NET ASSET
 VALUE, OFFERING
 AND REDEMPTION
 PRICE PER
 SHARE..........           $        39.78  $        23.89  $        14.66   $        10.93  $        21.78  $        19.29
CAPITAL SHARES:
 Authorized (Par
 value $0.01 per
 share).........            1,000,000,000
 Outstanding....               83,454,145
 NET ASSET
 VALUE, OFFERING
 AND REDEMPTION
 PRICE PER
 SHARE..........           $        30.66

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 94                                              November 30, 2000
          STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED

                             AG SOCIAL        AG ASSET      AG CAPITAL    AG GOVERNMENT   AG INTERNATIONAL   AG 1 MONEY
                             AWARENESS       ALLOCATION    CONSERVATION     SECURITIES       GOVERNMENT        MARKET
                                FUND            FUND           FUND            FUND          BOND FUND          FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
cost............           $  471,419,100  $  194,638,912 $   62,244,077  $  118,052,246   $  121,648,042  $  536,062,540
                           --------------  -------------- --------------  --------------   --------------  --------------
Investments, at
market..........           $  534,621,196  $  234,096,225 $   62,647,004  $  120,104,059   $  106,273,726  $  536,062,540
Cash
(overdraft).....                      795           1,230            124           2,323          175,726             826
Receivable for:
 Investments
 sold...........               21,745,270      17,991,713     14,802,203      19,254,468          959,267               -
 Fund shares
 sold...........                       26               -         91,720         520,996                -      11,937,723
 Dividends and
 interest.......                  550,883         958,485        547,055       1,481,152        2,273,650         739,966
Other assets....                    2,137          10,724          2,860             497           38,087           4,932
                           --------------  -------------- --------------  --------------   --------------  --------------
TOTAL ASSETS....              556,920,307     253,058,377     78,090,966     141,363,495      109,720,456     548,745,987
                           --------------  -------------- --------------  --------------   --------------  --------------
LIABILITIES:
Payable for:
 Investments
 purchased......               30,185,638      32,642,254     27,543,057      35,027,073          718,220       3,915,332
 Capital stock
 reacquired.....                   20,598          59,957            134          85,763          104,420         144,546
 Daily variation
 margin on
 futures........                  441,600               -              -               -                -               -
Payable to
affiliates:
 Advisory fees..                  226,004          92,855         20,519          42,955           44,628         216,043
 Accounting
 services.......                   28,682          11,650          2,742           5,426           13,869          26,220
Directors
retirement
plan............                   46,079               -          5,967          10,145           14,849          29,943
Accrued expenses
and other
liabilities.....                   78,128          45,165          4,636           9,137           10,456          47,633
                           --------------  -------------- --------------  --------------   --------------  --------------
TOTAL
LIABILITIES.....               31,026,729      32,851,881     27,577,055      35,180,499          906,442       4,379,717
                           --------------  -------------- --------------  --------------   --------------  --------------
NET ASSETS......           $  525,893,578  $  220,206,496 $   50,513,911  $  106,182,996   $  108,814,014  $  544,366,270
                           --------------  -------------- --------------  --------------   --------------  --------------
                             AG NASDAQ-
                            100(R) INDEX
                                FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
cost............           $    7,930,524
                           ---------------
Investments, at
market..........           $    5,644,403
Cash
(overdraft).....                   (2,864)
Receivable for:
 Investments
 sold...........                        -
 Fund shares
 sold...........                        -
 Dividends and
 interest.......                      242
Other assets....                        -
                           ---------------
TOTAL ASSETS....                5,641,781
                           ---------------
LIABILITIES:
Payable for:
 Investments
 purchased......                        -
 Capital stock
 reacquired.....                        -
 Daily variation
 margin on
 futures........                        -
Payable to
affiliates:
 Advisory fees..                    2,202
 Accounting
 services.......                      163
Directors
retirement
plan............                        -
Accrued expenses
and other
liabilities.....                    1,194
                           ---------------
TOTAL
LIABILITIES.....                    3,559
                           ---------------
NET ASSETS......           $    5,638,222
                           ---------------

--------------------------------------------------------------------------------

NET ASSETS
REPRESENTED BY:
Capital stock ..           $  440,123,065  $  160,327,040 $   53,608,915  $  106,630,833   $  123,975,891  $  544,366,270
Undistributed/Accumulated
net realized
gain (loss) on
securities......               26,177,937      20,356,517     (3,517,397)     (2,536,160)      (2,005,271)              -
Undistributed/Accumulated
net investment
income (loss)...                  127,718          65,626         19,466          36,510        2,354,109               -
Unrealized
appreciation
(depreciation)
of:
 Investments....               63,202,096      39,457,313        402,927       2,051,813      (15,374,316)              -
 Futures........               (3,737,238)              -              -               -                -               -
 Forward
 currency
 contracts......                        -               -              -               -                -               -
 Foreign
 currency
 translation....                        -               -              -               -         (136,399)              -
                           --------------  -------------- --------------  --------------   --------------  --------------
 NET ASSETS
 APPLICABLE TO
 SHARES
 OUTSTANDING....           $  525,893,578  $  220,206,496 $   50,513,911  $  106,182,996   $  108,814,014  $  544,366,270
                           --------------  -------------- --------------  --------------   --------------  --------------
NET ASSETS
REPRESENTED BY:
Capital stock ..           $    8,000,000
Undistributed/Accumulated
net realized
gain (loss) on
securities......                  (74,077)
Undistributed/Accumulated
net investment
income (loss)...                   (1,580)
Unrealized
appreciation
(depreciation)
of:
 Investments....               (2,286,121)
 Futures........                        -
 Forward
 currency
 contracts......                        -
 Foreign
 currency
 translation....                        -
                           ---------------
 NET ASSETS
 APPLICABLE TO
 SHARES
 OUTSTANDING....           $    5,638,222
                           ---------------

--------------------------------------------------------------------------------

CAPITAL SHARES:
 Authorized (Par
 value $0.01 per
 share).........            1,000,000,000   1,000,000,000  1,000,000,000   1,000,000,000    1,000,000,000   1,000,000,000
 Outstanding....               23,172,178      15,542,023      5,542,006      10,659,323       10,289,535     544,366,270
 NET ASSET
 VALUE, OFFERING
 AND REDEMPTION
 PRICE PER
 SHARE..........           $        22.70  $        14.17 $         9.11  $         9.96   $        10.58  $         1.00
CAPITAL SHARES:
 Authorized (Par
 value $0.01 per
 share).........            1,000,000,000
 Outstanding....                  800,000
 NET ASSET
 VALUE, OFFERING
 AND REDEMPTION
 PRICE PER
 SHARE..........           $         7.05

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 November 30, 2000                                              95
          STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED

                                                        T. ROWE PRICE
                                                ------------------------------
                                    PUTNAM
                                OPPORTUNITIES     BLUE CHIP         HEALTH
                                     FUND        GROWTH FUND    SCIENCES FUND
-------------------------------------------------------------------------------
ASSETS:
Investments, at cost........... $    4,802,149  $    3,930,621  $    2,499,774
                                --------------  --------------  --------------
Investments, at market......... $    3,991,031  $    3,577,350  $    2,274,014
Cash...........................         39,625          30,798           5,852
Receivable for:
 Investments sold..............         54,317          55,903               -
 Fund shares sold..............              -               -               -
 Dividends and interest........            830           2,856           1,649
Other assets...................              -               -               -
                                --------------  --------------  --------------
TOTAL ASSETS...................      4,085,803       3,666,907       2,281,515
                                --------------  --------------  --------------
LIABILITIES:
Payable for:
 Investments purchased.........         45,555          22,290           5,641
 Capital stock reacquired......              -               -               -
 Daily variation margin on
 futures.......................              -               -               -
Payable to affiliates:
 Advisory fees.................          3,558           2,530           1,989
 Accounting services...........            111              95              60
Directors retirement plan......              -               -               -
Accrued expenses and other
liabilities....................            421             297             188
                                --------------  --------------  --------------
TOTAL LIABILITIES..............         49,645          25,212           7,878
                                --------------  --------------  --------------
NET ASSETS..................... $    4,036,158  $    3,641,695  $    2,273,637
                                --------------  --------------  --------------

-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock ................. $    5,002,378  $    4,000,000  $    2,500,000
Undistributed/Accumulated net
realized gain (loss) on
securities.....................       (156,131)         (8,516)         (1,857)
Undistributed/Accumulated net
investment income (loss).......          1,029           3,482           1,254
Unrealized appreciation
(depreciation) of:
 Investments...................       (811,118)       (353,271)       (225,760)
 Futures.......................              -               -               -
 Forward currency contracts....              -               -               -
 Foreign currency translation..              -               -               -
                                --------------  --------------  --------------
 NET ASSETS APPLICABLE TO
 SHARES OUTSTANDING............ $    4,036,158  $    3,641,695  $    2,273,637
                                --------------  --------------  --------------

-------------------------------------------------------------------------------

CAPITAL SHARES:
 Authorized (Par value $0.01
 per share)....................  1,000,000,000   1,000,000,000   1,000,000,000
 Outstanding...................        500,279         400,000         250,000
 NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE.... $         8.07  $         9.10  $         9.09

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 96                     For the Six Months Ended November 30, 2000
                      STATEMENTS OF OPERATIONS (Unaudited)

                                                                                                           T. ROWE PRICE
                      AG STOCK      AG MIDCAP   AG SMALL CAP  AG INTERNATIONAL                               SCIENCE &
                        INDEX         INDEX        INDEX          EQUITIES     CORE EQUITY   AG GROWTH &    TECHNOLOGY
                        FUND          FUND          FUND            FUND           FUND      INCOME FUND       FUND

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends*........  $  30,344,779  $ 5,136,451  $  1,543,659    $    888,055   $  4,793,769  $  1,909,056  $   1,045,272
Interest..........        935,850    1,210,730       371,296          83,925        714,222       283,874      4,964,306
                    -------------  -----------  ------------    ------------   ------------  ------------  -------------
 Total investment
 income...........     31,280,629    6,347,181     1,914,955         971,980      5,507,991     2,192,930      6,009,578
                    -------------  -----------  ------------    ------------   ------------  ------------  -------------
EXPENSES:
Advisory fees.....      7,126,391    1,500,163       416,489         270,293      4,481,651     1,217,204     16,427,708
Custodian fees....        123,504       22,104         5,445           3,566         25,011         7,566         84,858
Registration and
filing fees.......         22,152       19,267         4,212             546         23,556         4,212         48,516
Audit fees and tax
services..........         45,126        9,237         1,620           1,176          7,818         2,223         27,198
Accounting
services..........        825,085      149,937        35,699          23,105        168,062        48,688        547,590
Directors' fees
and expenses......         41,283        7,344         1,986             606          6,915         1,887         29,298
Report to
shareholders......        659,907      117,358        26,793          12,914        136,411        37,608        386,561
Miscellaneous.....         95,583       16,467         3,104           5,498         23,245         6,346         51,693
                    -------------  -----------  ------------    ------------   ------------  ------------  -------------
 Total expenses...      8,939,031    1,841,877       495,348         317,704      4,872,669     1,325,734     17,603,422
                    -------------  -----------  ------------    ------------   ------------  ------------  -------------
NET INVESTMENT
INCOME (LOSS).....     22,341,598    4,505,304     1,419,607         654,276        635,322       867,196    (11,593,844)
                    -------------  -----------  ------------    ------------   ------------  ------------  -------------
REALIZED AND
UNREALIZED GAIN
(LOSS) ON
SECURITIES:
Net realized gain
(loss) on
securities:
 Investments......    119,322,704   57,992,624    30,802,604      13,254,654      8,067,926     3,814,978     69,248,552
 Futures
 contracts........        207,066    1,453,507      (900,770)         76,673              -      (226,998)             -
 Forward currency
 contracts........              -            -             -               -              -             -       (315,614)
 Foreign currency
 transaction......              -            -             -         224,111              -             -              -
                    -------------  -----------  ------------    ------------   ------------  ------------  -------------
                      119,529,770   59,446,131    29,901,834      13,555,438      8,067,926     3,587,980     68,932,938
                    -------------  -----------  ------------    ------------   ------------  ------------  -------------
Net unrealized
appreciation
(depreciation) of
securities during
the period:
 Investments......   (526,169,109) (52,447,714)  (43,382,807)    (31,812,133)   (78,062,613)  (28,696,050)  (941,635,407)
 Futures
 contracts........       (574,175)  (1,864,725)      (27,309)              -              -      (925,900)             -
 Forward currency
 contracts........              -            -             -           2,297              -             -       (137,510)
 Foreign currency
 translation......              -            -             -      (1,502,301)             -             -        126,718
                    -------------  -----------  ------------    ------------   ------------  ------------  -------------
                     (526,743,284) (54,312,439)  (43,410,116)    (33,312,137)   (78,062,613)  (29,621,950)  (941,646,199)
                    -------------  -----------  ------------    ------------   ------------  ------------  -------------
  Net realized and
  unrealized gain
  (loss) on
  securities
  during the
  period..........   (407,213,514)   5,133,692   (13,508,282)    (19,756,699)   (69,994,687)  (26,033,970)  (872,713,261)
                    -------------  -----------  ------------    ------------   ------------  ------------  -------------
 INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..  $(384,871,916) $ 9,638,996  $(12,088,675)   $(19,102,423)  $(69,359,365) $(25,166,774) $(884,307,105)
                    -------------  -----------  ------------    ------------   ------------  ------------  -------------
                     AG SOCIAL      AG ASSET
                     AWARENESS     ALLOCATION
                        FUND          FUND

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends*........  $  3,174,875  $    734,453
Interest..........       900,253     3,656,215
                    ------------- -------------
 Total investment
 income...........     4,075,128     4,390,668
                    ------------- -------------
EXPENSES:
Advisory fees.....     1,468,727       590,535
Custodian fees....        13,299         5,394
Registration and
filing fees.......           390         1,482
Audit fees and tax
services..........         4,572         1,647
Accounting
services..........        88,124        35,432
Directors' fees
and expenses......         3,978         2,013
Report to
shareholders......        70,658        28,665
Miscellaneous.....        10,554         5,066
                    ------------- -------------
 Total expenses...     1,660,302       670,234
                    ------------- -------------
NET INVESTMENT
INCOME (LOSS).....     2,414,826     3,720,434
                    ------------- -------------
REALIZED AND
UNREALIZED GAIN
(LOSS) ON
SECURITIES:
Net realized gain
(loss) on
securities:
 Investments......    14,011,588     2,373,709
 Futures
 contracts........       350,513             -
 Forward currency
 contracts........             -             -
 Foreign currency
 transaction......             -             -
                    ------------- -------------
                      14,362,101     2,373,709
                    ------------- -------------
Net unrealized
appreciation
(depreciation) of
securities during
the period:
 Investments......   (58,806,693)  (10,014,918)
 Futures
 contracts........    (3,409,613)            -
 Forward currency
 contracts........             -             -
 Foreign currency
 translation......             -             -
                    ------------- -------------
                     (62,216,306)  (10,014,918)
                    ------------- -------------
  Net realized and
  unrealized gain
  (loss) on
  securities
  during the
  period..........   (47,854,205)   (7,641,209)
                    ------------- -------------
 INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..  $(45,439,379) $ (3,920,775)
                    ------------- -------------

*Net of foreign withholding taxes of $113,299 for AG International Equities
Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 For the Six Months Ended November 30, 2000                     97
                STATEMENTS OF OPERATIONS (Unaudited) - CONTINUED

                                                                                                           T. ROWE PRICE
                                                                                                       ----------------------
                                                                            AG NASDAQ-
                     AG CAPITAL  AG GOVERNMENT AG INTERNATIONAL               100(R)        PUTNAM     BLUE CHIP     HEALTH
                    CONSERVATION  SECURITIES   GOVERNMENT BOND  AG 1 MONEY     INDEX     OPPORTUNITIES   GROWTH     SCIENCES
                        FUND         FUND            FUND       MARKET FUND    FUND(1)       FUND(1)     FUND(2)     FUND(2)

------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends.........   $        -   $        -     $         -    $         - $       384   $    1,380   $    3,380  $    1,649
Interest*.........    1,850,732    3,430,415       2,634,274     16,789,636       4,196        7,696        3,024       1,842
                     ----------   ----------     -----------    ----------- -----------   ----------   ----------  ----------
 Total investment
 income...........    1,850,732    3,430,415       2,634,274     16,789,636       4,580        9,076        6,404       3,491
                     ----------   ----------     -----------    ----------- -----------   ----------   ----------  ----------
EXPENSES:
Advisory fees.....      126,940      257,629         293,287      1,261,506       4,621        7,393        2,529       1,989
Custodian fees....        1,308        2,226           2,870         11,049          84           56           32          20
Registration and
filing fees.......           79           78               -          2,652          16            9            3           2
Audit fees and tax
services..........          288          576             759          3,087          17           12            5           3
Accounting
services..........        7,616       15,458          17,549         75,690         346          233           95          60
Directors' fees
and expenses......          444          759             474          3,714          28           19            8           5
Report to
shareholders......        5,360       11,662           9,785         59,936         420          288          235         148
Miscellaneous.....        1,204        2,095           9,767          7,921         628           37           15          10
                     ----------   ----------     -----------    ----------- -----------   ----------   ----------  ----------
 Total expenses...      143,239      290,483         334,491      1,425,555       6,160        8,047        2,922       2,237
                     ----------   ----------     -----------    ----------- -----------   ----------   ----------  ----------
NET INVESTMENT
INCOME (LOSS).....    1,707,493    3,139,932       2,299,783     15,364,081      (1,580)       1,029        3,482       1,254
                     ----------   ----------     -----------    ----------- -----------   ----------   ----------  ----------
REALIZED AND
UNREALIZED GAIN
(LOSS) ON
SECURITIES:
Net realized gain
(loss) on
securities:
 Investments......     (538,313)     404,590      (2,241,407)             -     (74,077)    (156,131)      (8,516)     (1,857)
 Futures
 contracts........            -            -           1,853              -           -            -            -           -
 Forward currency
 contracts........            -            -               -              -           -            -            -           -
 Foreign currency
 transaction......            -            -        (206,698)             -           -            -            -           -
                     ----------   ----------     -----------    ----------- -----------   ----------   ----------  ----------
                       (538,313)     404,590      (2,446,252)             -     (74,077)    (156,131)      (8,516)     (1,857)
                     ----------   ----------     -----------    ----------- -----------   ----------   ----------  ----------
Net unrealized
appreciation
(depreciation) of
securities during
the period:
 Investments......    2,447,307    4,336,477      (3,130,962)             -  (2,286,121)    (811,118)    (353,271)   (225,760)
 Futures
 contracts........            -            -               -              -           -            -            -           -
 Forward currency
 contracts........            -            -               -              -           -            -            -           -
 Foreign currency
 translation......            -            -         (27,886)             -           -            -            -           -
                     ----------   ----------     -----------    ----------- -----------   ----------   ----------  ----------
                      2,447,307    4,336,477      (3,158,848)             -  (2,286,121)    (811,118)    (353,271)   (225,760)
                     ----------   ----------     -----------    ----------- -----------   ----------   ----------  ----------
  Net realized and
  unrealized gain
  (loss) on
  securities
  during the
  period..........    1,908,994    4,741,067      (5,605,100)             -  (2,360,198)    (967,249)    (361,787)   (227,617)
                     ----------   ----------     -----------    ----------- -----------   ----------   ----------  ----------
 INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..   $3,616,487   $7,880,999     $(3,305,317)   $15,364,081 $(2,361,778)  $ (966,220)  $ (358,305) $ (226,363)
                     ----------   ----------     -----------    ----------- -----------   ----------   ----------  ----------

 * Net of foreign withholding taxes of $34,326 for AG International Government Bond Fund.
(1) For the period of October 2, 2000 (date operations commenced) to November 30, 2000.
(2) For the period of November 1, 2000 (date operations commenced) to November 30, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 98             STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)


                         AG STOCK INDEX FUND              AG MIDCAP INDEX FUND          AG SMALL CAP INDEX FUND
                   --------------------------------  ------------------------------  ------------------------------
                        For the         For the           For the        For the          For the        For the
                   Six Months Ended    Year Ended    Six Months Ended   Year Ended   Six Months Ended   Year Ended
                   November 30, 2000  May 31, 2000   November 30, 2000 May 31, 2000  November 30, 2000 May 31, 2000
                   --------------------------------  ------------------------------  ------------------------------
OPERATIONS:
Net investment
income (loss)....   $   22,341,598   $   49,589,020    $  4,505,304    $  7,749,172    $  1,419,607    $  2,573,239
Net realized gain
on securities....      119,529,770      139,084,096      59,446,131     219,498,630      29,901,834      29,125,908
Net unrealized
appreciation
(depreciation) of
securities during
the period.......     (526,743,284)     293,749,001     (54,312,439)    (60,305,420)    (43,410,116)    (11,285,130)
                    --------------   --------------    ------------    ------------    ------------    ------------
 Increase
 (decrease) in
 net assets from
 operations......     (384,871,916)     482,422,117       9,638,996     166,942,382     (12,088,675)     20,414,017
                    --------------   --------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
Net investment
income...........      (22,514,423)     (47,947,890)     (4,487,173)     (7,551,892)     (1,377,321)     (2,541,104)
Net realized gain
on securities....                -      (43,559,970)              -    (195,806,166)              -     (21,011,129)
                    --------------   --------------    ------------    ------------    ------------    ------------
 Decrease in net
 assets from
 distributions...      (22,514,423)     (91,507,860)     (4,487,173)   (203,358,058)     (1,377,321)    (23,552,233)
                    --------------   --------------    ------------    ------------    ------------    ------------
CAPITAL STOCK
TRANSACTIONS:
Capital stock
sold.............      195,482,426      627,978,834      58,026,222      62,149,312       6,085,531      62,630,198
Capital stock
reinvested.......       22,514,423       91,507,860       4,487,173     203,358,058       1,377,321      23,552,233
Capital stock
reacquired.......     (131,333,090)    (374,837,270)    (42,447,443)   (123,985,843)    (16,484,868)    (74,443,490)
                    --------------   --------------    ------------    ------------    ------------    ------------
 Increase
 (decrease) in
 net assets from
 capital stock
 transactions....       86,663,759      344,649,424      20,065,952     141,521,527      (9,022,016)     11,738,941
                    --------------   --------------    ------------    ------------    ------------    ------------
TOTAL INCREASE
(DECREASE) IN NET
ASSETS...........     (320,722,580)     735,563,681      25,217,775     105,105,851     (22,488,012)      8,600,725
NET ASSETS:
Beginning of
period...........    5,373,191,520    4,637,627,839     922,678,884     817,573,033     228,602,250     220,001,525
                    --------------   --------------    ------------    ------------    ------------    ------------
End of period....   $5,502,468,940   $5,373,191,520    $947,896,659    $922,678,884    $206,114,238    $228,602,250
                    --------------   --------------    ------------    ------------    ------------    ------------
Undistributed net
investment income
(accumulated
loss) included in
net assets at the
end of the
period...........   $    1,286,626   $    1,459,451    $    142,054    $    123,923    $     42,286    $          -
                    --------------   --------------    ------------    ------------    ------------    ------------
CHANGE IN SHARES
OUTSTANDING:
Capital stock
sold.............        4,487,572       14,851,304       2,276,742       2,542,226         363,010       3,643,821
Capital stock
reinvested ......          521,692        2,149,172         176,913       9,482,966          84,136       1,496,207
Capital stock
reacquired.......       (2,991,338)      (8,727,728)     (1,666,695)     (5,022,682)       (981,468)     (4,433,493)
                    --------------   --------------    ------------    ------------    ------------    ------------
 Increase
 (decrease) in
 shares
 outstanding.....        2,017,926        8,272,748         786,960       7,002,510        (534,322)        706,535
Shares
outstanding:
 Beginning of
 period..........      125,003,335      116,730,587      38,888,582      31,886,072      14,596,368      13,889,833
                    --------------   --------------    ------------    ------------    ------------    ------------
 End of period...      127,021,261      125,003,335      39,675,542      38,888,582      14,062,046      14,596,368
                    --------------   --------------    ------------    ------------    ------------    ------------
                   AG INTERNATIONAL EQUITIES FUND          CORE EQUITY FUND
                   ------------------------------- ---------------------------------
                        For the        For the          For the         For the
                   Six Months Ended   Year Ended   Six Months Ended    Year Ended
                   November 30, 2000 May 31, 2000  November 30, 2000  May 31, 2000
                   ------------------------------- ---------------------------------
OPERATIONS:
Net investment
income (loss)....    $    654,276    $  1,942,668   $      635,322   $      197,101
Net realized gain
on securities....      13,555,438      16,435,616        8,067,926      328,698,935
Net unrealized
appreciation
(depreciation) of
securities during
the period.......     (33,312,137)      7,596,691      (78,062,613)    (318,289,400)
                   ----------------- ------------- ----------------- ---------------
 Increase
 (decrease) in
 net assets from
 operations......     (19,102,423)     25,974,975      (69,359,365)      10,606,636
                   ----------------- ------------- ----------------- ---------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
Net investment
income...........        (799,998)     (1,830,605)        (676,320)               -
Net realized gain
on securities....               -      (8,225,201)               -      (51,434,185)
                   ----------------- ------------- ----------------- ---------------
 Decrease in net
 assets from
 distributions...        (799,998)    (10,055,806)        (676,320)     (51,434,185)
                   ----------------- ------------- ----------------- ---------------
CAPITAL STOCK
TRANSACTIONS:
Capital stock
sold.............      67,021,263     183,497,436        8,357,956       29,028,582
Capital stock
reinvested.......         799,998      10,055,806          676,320       51,434,185
Capital stock
reacquired.......     (77,447,595)   (188,739,585)     (69,150,675)    (175,586,242)
                   ----------------- ------------- ----------------- ---------------
 Increase
 (decrease) in
 net assets from
 capital stock
 transactions....      (9,626,334)      4,813,657      (60,116,399)     (95,123,475)
                   ----------------- ------------- ----------------- ---------------
TOTAL INCREASE
(DECREASE) IN NET
ASSETS...........     (29,528,755)     20,732,826     (130,152,084)    (135,951,024)
NET ASSETS:
Beginning of
period...........     162,840,452     142,107,626    1,135,082,951    1,271,033,975
                   ----------------- ------------- ----------------- ---------------
End of period....    $133,311,697    $162,840,452   $1,004,930,867   $1,135,082,951
                   ----------------- ------------- ----------------- ---------------
Undistributed net
investment income
(accumulated
loss) included in
net assets at the
end of the
period...........    $    216,167    $    361,889   $      156,103   $      197,101
                   ----------------- ------------- ----------------- ---------------
CHANGE IN SHARES
OUTSTANDING:
Capital stock
sold.............       5,547,373      14,374,839          354,148        1,261,523
Capital stock
reinvested ......          66,249         772,245           29,749        2,259,850
Capital stock
reacquired.......      (6,398,374)    (14,725,995)      (2,923,308)      (7,525,944)
                   ----------------- ------------- ----------------- ---------------
 Increase
 (decrease) in
 shares
 outstanding.....        (784,752)        421,089       (2,539,411)      (4,004,571)
Shares
outstanding:
 Beginning of
 period..........      12,980,233      12,559,144       48,685,316       52,689,887
                   ----------------- ------------- ----------------- ---------------
 End of period...      12,195,481      12,980,233       46,145,905       48,685,316
                   ----------------- ------------- ----------------- ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                99
          STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) - CONTINUED


                                                            T. ROWE PRICE
                         AG GROWTH & INCOME              SCIENCE & TECHNOLOGY             AG SOCIAL AWARENESS
                                FUND                             FUND                             FUND
                   ------------------------------  --------------------------------  ------------------------------
                        For the        For the          For the         For the           For the        For the
                   Six Months Ended   Year Ended   Six Months Ended    Year Ended    Six Months Ended   Year Ended
                   November 30, 2000 May 31, 2000  November 30, 2000  May 31, 2000   November 30, 2000 May 31, 2000
                   ------------------------------  --------------------------------  ------------------------------
OPERATIONS:
Net investment
income (loss)....    $    867,196    $  2,267,667   $  (11,593,844)  $  (11,420,820)   $  2,414,826    $  4,554,705
Net realized gain
(loss) on
securities.......       3,587,980      55,466,529       68,932,938      667,748,511      14,362,101      13,734,866
Net unrealized
appreciation
(depreciation) of
securities during
the period.......     (29,621,950)    (29,383,922)    (941,646,199)     228,410,320     (62,216,306)     22,875,876
                     ------------    ------------   --------------   --------------    ------------    ------------
 Increase
 (decrease) in
 net assets
 from operations..    (25,166,774)     28,350,274     (884,307,105)     884,738,011     (45,439,379)     41,165,447
                     ------------    ------------   --------------   --------------    ------------    ------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
Net investment
income...........        (885,208)     (2,142,107)               -                -      (2,454,850)     (4,345,390)
Net realized gain
on securities....               -     (33,787,657)               -     (328,749,980)              -     (22,440,992)
                     ------------    ------------   --------------   --------------    ------------    ------------
 Decrease in net
 assets from
 distributions...        (885,208)    (35,929,764)               -     (328,749,980)     (2,454,850)    (26,786,382)
                     ------------    ------------   --------------   --------------    ------------    ------------
CAPITAL STOCK
TRANSACTIONS:
Capital stock
sold.............       3,001,623      48,304,152      227,548,545      829,604,815       8,702,768      56,630,341
Capital stock
reinvested.......         885,208      35,929,764                -      328,749,980       2,454,850      26,786,382
Capital stock
reacquired.......     (19,531,433)    (43,951,570)     (98,890,728)     (83,875,998)    (19,772,804)    (37,357,352)
                     ------------    ------------   --------------   --------------    ------------    ------------
 Increase
 (decrease) in
 net assets
 from capital
 stock
 transactions....     (15,644,602)     40,282,346      128,657,817    1,074,478,797      (8,615,186)     46,059,371
                     ------------    ------------   --------------   --------------    ------------    ------------
TOTAL INCREASE
(DECREASE) IN NET
ASSETS...........     (41,696,584)     32,702,856     (755,649,288)   1,630,466,828     (56,509,415)     60,438,436
NET ASSETS:
Beginning of
period...........     329,588,034     296,885,178    3,314,051,583    1,683,584,755     582,402,993     521,964,557
                     ------------    ------------   --------------   --------------    ------------    ------------
End of period....    $287,891,450    $329,588,034   $2,558,402,295   $3,314,051,583    $525,893,578    $582,402,993
                     ------------    ------------   --------------   --------------    ------------    ------------
Undistributed net
investment income
(accumulated
loss) included in
net assets at the
end of the
period...........    $     58,757    $     76,769   $  (11,593,844)  $            -    $    127,718    $    167,742
                     ------------    ------------   --------------   --------------    ------------    ------------
CHANGE IN SHARES
OUTSTANDING:
Capital stock
sold.............         141,631       2,227,700        5,124,957       19,166,158         346,344       2,283,621
Capital stock
reinvested.......          42,716       1,676,910                -        7,233,223          99,078       1,066,337
Capital stock
reacquired.......        (921,473)     (2,029,889)      (2,235,227)      (2,045,636)       (782,688)     (1,486,637)
                     ------------    ------------   --------------   --------------    ------------    ------------
 Increase
 (decrease) in
 shares
 outstanding.....        (737,126)      1,874,721        2,889,730       24,353,745        (337,266)      1,863,321
Shares
outstanding:
 Beginning of
 period..........      15,664,913      13,790,192       80,564,415       56,210,670      23,509,444      21,646,123
                     ------------    ------------   --------------   --------------    ------------    ------------
 End of period...      14,927,787      15,664,913       83,454,145       80,564,415      23,172,178      23,509,444
                     ------------    ------------   --------------   --------------    ------------    ------------
                        AG ASSET ALLOCATION           AG CAPITAL CONSERVATION
                                FUND                            FUND
                   ------------------------------- -------------------------------
                        For the        For the          For the        For the
                   Six Months Ended   Year Ended   Six Months Ended   Year Ended
                   November 30, 2000 May 31, 2000  November 30, 2000 May 31, 2000
                   ------------------------------- -------------------------------
OPERATIONS:
Net investment
income (loss)....    $  3,720,434    $  7,462,756     $ 1,707,493    $ 3,864,809
Net realized gain
(loss) on
securities.......       2,373,709      18,258,831        (538,313)    (2,363,714)
Net unrealized
appreciation
(depreciation) of
securities during
the period.......     (10,014,918)     (9,382,943)      2,447,307     (1,447,721)
                   ----------------- ------------- ----------------- -------------
 Increase
 (decrease) in
 net assets
 from operations..     (3,920,775)     16,338,644       3,616,487         53,374
                   ----------------- ------------- ----------------- -------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
Net investment
income...........      (3,768,023)     (7,449,473)     (1,697,135)    (3,887,204)
Net realized gain
on securities....               -      (4,419,555)              -              -
                   ----------------- ------------- ----------------- -------------
 Decrease in net
 assets from
 distributions...      (3,768,023)    (11,869,028)     (1,697,135)    (3,887,204)
                   ----------------- ------------- ----------------- -------------
CAPITAL STOCK
TRANSACTIONS:
Capital stock
sold.............       1,819,246       9,419,901       1,608,779      5,097,193
Capital stock
reinvested.......       3,768,023      11,869,028       1,697,135      3,887,204
Capital stock
reacquired.......     (14,495,598)    (37,428,119)     (5,236,585)   (17,755,842)
                   ----------------- ------------- ----------------- -------------
 Increase
 (decrease) in
 net assets
 from capital
 stock
 transactions....      (8,908,329)    (16,139,190)     (1,930,671)    (8,771,445)
                   ----------------- ------------- ----------------- -------------
TOTAL INCREASE
(DECREASE) IN NET
ASSETS...........     (16,597,127)    (11,669,574)        (11,319)   (12,605,275)
NET ASSETS:
Beginning of
period...........     236,803,623     248,473,197      50,525,230     63,130,505
                   ----------------- ------------- ----------------- -------------
End of period....    $220,206,496    $236,803,623     $50,513,911    $50,525,230
                   ----------------- ------------- ----------------- -------------
Undistributed net
investment income
(accumulated
loss) included in
net assets at the
end of the
period...........    $     65,626    $    113,215     $    19,466    $     9,108
                   ----------------- ------------- ----------------- -------------
CHANGE IN SHARES
OUTSTANDING:
Capital stock
sold.............         122,442         644,299         177,498        560,786
Capital stock
reinvested.......         254,611         804,071         188,092        428,701
Capital stock
reacquired.......        (970,038)     (2,535,579)       (579,718)    (1,953,568)
                   ----------------- ------------- ----------------- -------------
 Increase
 (decrease) in
 shares
 outstanding.....        (592,985)     (1,087,209)       (214,128)      (964,081)
Shares
outstanding:
 Beginning of
 period..........      16,135,008      17,222,217       5,756,134      6,720,215
                   ----------------- ------------- ----------------- -------------
 End of period...      15,542,023      16,135,008       5,542,006      5,756,134
                   ----------------- ------------- ----------------- -------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 100      STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) - CONTINUED


                      AG GOVERNMENT SECURITIES        AG INTERNATIONAL GOVERNMENT           AG 1 MONEY MARKET
                                FUND                           BOND FUND                          FUND
                   -------------------------------  -------------------------------  -------------------------------
                        For the                          For the                          For the
                      Six Months     For the Year      Six Months     For the Year      Six Months     For the Year
                         Ended           Ended            Ended           Ended            Ended           Ended
                   November 30, 2000 May 31, 2000   November 30, 2000 May 31, 2000   November 30, 2000 May 31, 2000
                   ------------------------------   ------------------------------   ------------------------------
OPERATIONS:......
Net investment
 income (loss)...    $  3,139,932    $  5,824,285     $  2,299,783    $  5,963,329     $ 15,364,081    $ 23,352,870
Net realized gain
 (loss) on
 securities......         404,590      (1,768,036)      (2,446,252)     (3,495,868)               -               -
Net unrealized
 appreciation
 (depreciation)
 of securities
 during the
 period..........       4,336,477      (2,149,350)      (3,158,848)     (8,228,456)               -               -
                     ------------    ------------     ------------    ------------     ------------    ------------
 Increase
  (decrease) in
  net assets from
  operations.....       7,880,999       1,906,899       (3,305,317)     (5,760,995)      15,364,081      23,352,870
                     ------------    ------------     ------------    ------------     ------------    ------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income..........      (3,124,954)     (5,856,877)               -      (2,972,492)     (15,364,081)    (23,352,870)
Net realized gain
 on securities...               -               -                -        (103,421)               -               -
                     ------------    ------------     ------------    ------------     ------------    ------------
 Decrease in net
  assets from
  distributions..      (3,124,954)     (5,856,877)               -      (3,075,913)     (15,364,081)    (23,352,870)
                     ------------    ------------     ------------    ------------     ------------    ------------
CAPITAL STOCK
 TRANSACTIONS:
Capital stock
 sold............       7,322,376      33,785,442       12,046,919     134,466,087      384,391,479     798,469,538
Capital stock
 reinvested......       3,124,954       5,856,877                -       3,075,913       15,364,081      23,321,928
Capital stock
 reacquired......      (9,668,524)    (42,469,071)     (30,905,800)   (156,236,142)    (340,323,643)   (684,250,994)
                     ------------    ------------     ------------    ------------     ------------    ------------
 Increase
  (decrease) in
  net assets from
  capital stock
  transactions...         778,806      (2,826,752)     (18,858,881)    (18,694,142)      59,431,917     137,540,472
                     ------------    ------------     ------------    ------------     ------------    ------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS......       5,534,851      (6,776,730)     (22,164,198)    (27,531,050)      59,431,917     137,540,472
NET ASSETS:
Beginning of
 period..........     100,648,145     107,424,875      130,978,212     158,509,262      484,934,353     347,393,881
                     ------------    ------------     ------------    ------------     ------------    ------------
End of period....    $106,182,996    $100,648,145     $108,814,014    $130,978,212     $544,366,270    $484,934,353
                     ------------    ------------     ------------    ------------     ------------    ------------
Undistributed net
 investment
 income
 (accumulated
 loss) included
 in net assets at
 the end of the
 period..........    $     36,510    $     21,532     $  2,354,109    $     54,326     $          -    $          -
                     ------------    ------------     ------------    ------------     ------------    ------------
CHANGE IN SHARES
 OUTSTANDING:
Capital stock
 sold............         748,459       3,510,310        1,106,220      11,952,410      384,391,479     798,469,538
Capital stock
 reinvested......         320,121         609,550                -         268,203       15,364,081      23,321,928
Capital stock
 reacquired......        (990,463)     (4,391,605)      (2,860,250)    (13,823,665)    (340,323,643)   (684,250,994)
                     ------------    ------------     ------------    ------------     ------------    ------------
 Increase
  (decrease) in
  shares
  outstanding....          78,117        (271,745)      (1,754,030)     (1,603,052)      59,431,917     137,540,472
Shares
 outstanding:
 Beginning of
  period.........      10,581,206      10,852,951       12,043,565      13,646,617      484,934,353     347,393,881
                     ------------    ------------     ------------    ------------     ------------    ------------
 End of period...      10,659,323      10,581,206       10,289,535      12,043,565      544,366,270     484,934,353
                     ------------    ------------     ------------    ------------     ------------    ------------
                                                          T. ROWE PRICE     T. ROWE PRICE
                   AG NASDAQ-100(R)        PUTNAM           BLUE CHIP          HEALTH
                      INDEX FUND     OPPORTUNITIES FUND    GROWTH FUND      SCIENCES FUND
                   ----------------- ------------------ ----------------- -----------------
                         From               From              From              From
                   October 2, 2000*   October 2, 2000*  November 1, 2000* November 1, 2000*
                          to                 to                to                to
                   November 30, 2000 November 30, 2000  November 30, 2000 November 30, 2000
                   ----------------- ------------------ ----------------- -----------------
OPERATIONS:......
Net investment
 income (loss)...    $     (1,580)      $      1,029      $      3,482      $      1,254
Net realized gain
 (loss) on
 securities......         (74,077)          (156,131)           (8,516)           (1,857)
Net unrealized
 appreciation
 (depreciation)
 of securities
 during the
 period..........      (2,286,121)          (811,118)         (353,271)         (225,760)
                   ----------------- ------------------ ----------------- -----------------
 Increase
  (decrease) in
  net assets from
  operations.....      (2,361,778)          (966,220)         (358,305)         (226,363)
                   ----------------- ------------------ ----------------- -----------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income..........               -                  -                 -                 -
Net realized gain
 on securities...               -                  -                 -                 -
                   ----------------- ------------------ ----------------- -----------------
 Decrease in net
  assets from
  distributions..               -                  -                 -                 -
                   ----------------- ------------------ ----------------- -----------------
CAPITAL STOCK
 TRANSACTIONS:
Capital stock
 sold............       8,000,000          5,002,378         4,000,000         2,500,000
Capital stock
 reinvested......               -                  -                 -                 -
Capital stock
 reacquired......               -                  -                 -                 -
                   ----------------- ------------------ ----------------- -----------------
 Increase
  (decrease) in
  net assets from
  capital stock
  transactions...       8,000,000          5,002,378         4,000,000         2,500,000
                   ----------------- ------------------ ----------------- -----------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS......       5,638,222          4,036,158         3,641,695         2,273,637
NET ASSETS:
Beginning of
 period..........               -                  -                 -                 -
                   ----------------- ------------------ ----------------- -----------------
End of period....    $  5,638,222       $  4,036,158      $  3,641,695      $  2,273,637
                   ----------------- ------------------ ----------------- -----------------
Undistributed net
 investment
 income
 (accumulated
 loss) included
 in net assets at
 the end of the
 period..........    $     (1,580)      $      1,029      $      3,482      $      1,254
                   ----------------- ------------------ ----------------- -----------------
CHANGE IN SHARES
 OUTSTANDING:
Capital stock
 sold............         800,000            500,279           400,000           250,000
Capital stock
 reinvested......               -                  -                 -                 -
Capital stock
 reacquired......               -                  -                 -                 -
                   ----------------- ------------------ ----------------- -----------------
 Increase
  (decrease) in
  shares
  outstanding....         800,000            500,279           400,000           250,000
Shares
 outstanding:
 Beginning of
  period.........               -                  -                 -                 -
                   ----------------- ------------------ ----------------- -----------------
 End of period...         800,000            500,279           400,000           250,000
                   ----------------- ------------------ ----------------- -----------------

* Date operations commenced.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)   101
Note 1 -- Organization

 As of October 1, 2000, American General Series Portfolio Company changed its name to North American Funds Variable Product Series I (the "Series" or "NAFVPS I"). The Funds that make up the Series also changed their names as shown below and on page 2.
 The Series was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company ("VALIC"). The Series is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as an open-end, management investment company. The Series consists of 21 separate mutual funds (the "Funds"), each of which issues its own separate class of common stock:

AG Stock Index Fund                           AG Capital Conservation Fund
AG MidCap Index Fund                          AG Government Securities Fund
AG Small Cap Index Fund                       AG International Government Bond Fund
AG International Equities Fund                AG 1 Money Market Fund
Core Equity Fund                              Putnam Opportunities Fund
AG Growth & Income Fund                       AG Nasdaq - 100(R) Index Fund
T. Rowe Price Blue Chip Growth Fund           American Century Income & Growth Fund
T. Rowe Price Health Sciences Fund            American Century International Growth Fund
T. Rowe Price Science & Technology Fund       Founders Large Cap Growth Fund
AG Social Awareness Fund                      Founders/T. Rowe Price Small Cap Fund
AG Asset Allocation Fund

 Each Fund is diversified with the exception of AG International Government Bond Fund, AG Nasdaq - 100(R) Index Fund and T. Rowe Price Health Sciences Fund, which are non-diversified as defined by the 1940 Act. The Putnam Opportunities Fund and AG Nasdaq - 100(R) Index Fund commenced operations as of October 2, 2000. The T. Rowe Price Blue Chip Fund Growth and T. Rowe Price Health Sciences Fund commenced operations as of November 1, 2000. The American Century Income & Growth Fund, American Century International Growth Fund, Founders Large Cap Growth Fund and Founders/T. Rowe Price Small Cap Fund commenced operations December 11, 2000 (after the end of the six month reporting period).

Note 2 -- Significant Accounting Policies

 The financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A. Investment Valuation
 Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on any National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Directors.

B. Options, Futures, and Forward Currency Contracts
 Call and Put Options. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.
 Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

 Futures Contracts. The initial margin deposit made upon entering into a futures contract is held by the custodian bank, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.

 Forward Currency Contracts. Certain Funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the Fund is unable to enter into a closing position.

C. Repurchase Agreements

 A Fund may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Fund would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the Fund to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Fund's holding period. Under each repurchase agreement, the Fund receives, as collateral, securities whose market value is at least equal to the repurchase price.

D. Foreign Currency Translation

 The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates at period end.
 Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.
 In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

--------------------------------------------------------------------------------

 102
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED

E. Restricted Securities

 Each Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Each Fund may invest in 144A securities (in accordance with each Fund's investment restrictions as listed in the registration statement) that have been determined to be liquid. In making this determination the Fund will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Fund could consider frequency of trading and available quotes, number of dealers and potential purchasers, dealer undertakings to make a market, and the potential limitations on the transfer of ownership.

F. Federal Income Taxes
 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required.

G. Investment Transactions and Related Investment Income
 Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date. Interest income on investments is accrued daily.

H. Distributions to Shareholders
 Distributions to shareholders are recorded on the ex-dividend date. The Funds declare distributions from net investment income monthly, except for the AG 1 Money Market Fund, which declares daily. Capital gains distributions are declared annually.
 Investment income and capital gains and losses are recognized in accordance with GAAP. Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales, post-October capital losses, net operating losses, mortgage-backed securities, and foreign currency transactions.
 At the end of the year, offsetting adjustments to undistributed net investment income, additional paid in capital and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

Note 3 -- Advisory Fees and Other Transactions with Affiliates

 American General Advisers ("AGA"), a division of VALIC, serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation ("AGC"), Houston, Texas. The Adviser has entered into sub-advisory agreements with the following:

   American Century Investment Management, Inc. -- sub-adviser for the American Century Income & Growth Fund and American Century International Growth Fund. American General Investment Management, L.P. -- sub-adviser for the AG Nasdaq - 100(R) Index Fund.
   Founders Asset Management LLC -- sub-adviser for the Founders Large Cap Growth Fund and for 50% of the Founders/T. Rowe Price Small Cap Fund.
   Putnam Investment Management, Inc. -- sub-adviser for the Putnam Opportunities Fund.
   T. Rowe Price Associates, Inc. -- sub-adviser for the Blue Chip Growth Fund, Health Sciences Fund, Science & Technology Fund and for 50% of the Founders/T. Rowe Price Small Cap Fund.
   Wellington Management Company, LLP -- sub-adviser for the Core Equity Fund. Sub-advisers are compensated for their services by the Adviser.
 The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates:

   AG Stock Index Fund                  0.35% on the first $500 million
   AG MidCap Index Fund                 0.25% on assets over $500 million
   AG Small Cap Index Fund
   AG International Equities Fund
  -----------------------------------------------------------------------
   Core Equity Fund                     0.80%
   T. Rowe Price Blue Chip Growth Fund
  -----------------------------------------------------------------------
   AG Growth & Income Fund              0.75%
  -----------------------------------------------------------------------
   T. Rowe Price Science & Technology
   Fund                                 0.90%
  -----------------------------------------------------------------------
   T. Rowe Price Health Sciences Fund   1.00%
  -----------------------------------------------------------------------
   AG Social Awareness Fund             0.50%
   AG Asset Allocation Fund
   AG Capital Conservation Fund
   AG Government Securities Fund
   AG International Government Bond
   Fund
   AG 1 Money Market Fund
  -----------------------------------------------------------------------
   NASDAQ - 100(R) Index Fund           0.40%
  -----------------------------------------------------------------------
   Putnam Opportunities Fund            0.95%
  -----------------------------------------------------------------------

 To the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of the Fund's average daily net assets, the Adviser will voluntarily reduce expenses of any such Fund by the amount of the excess. The Adviser may withdraw this voluntary undertaking upon 30 days written notice to the Series.
 The Series entered into an Accounting Services Agreement with VALIC which appointed VALIC as Accounting Services Agent. Under the agreement, VALIC will provide certain accounting and administrative services to the Series. VALIC receives from each Fund an annual fee of 0.03% based on the average daily net asset value of the Fund. During the period ended November 30, 2000, the Series paid VALIC approximately $2,000,000 for such services.
 American General Distributors, Inc. ("AGD"), is the Distributor for the Series. AGD is an indirect wholly-owned subsidiary of AGC. AGD currently receives no compensation for distribution services performed on behalf of the Series.
 During the period ended November 30, 2000, the following security transactions were affected among the funds of NAFVPS I, with North American Funds ("NAF", formerly American General Series Portfolio Company 2) or with North American Funds Variable Product Series II ("NAFVPS II"), for which VALIC is the investment adviser, at the then current market price with no brokerage commissions incurred:

--------------------------------------------------------------------------------

                                                               103
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED

  Seller           Purchaser         Cost to Purchaser Net gain (loss) to Seller
----------  ------------------------ ----------------- -------------------------
AG Asset
Allocation
Fund        AG MidCap Index Fund        $    51,106           $    19,915
AG MidCap
Index Fund  AG Asset Allocation Fund        637,959               205,050
AG MidCap
Index Fund  NAF MidCap Index Fund            14,006                 1,775
AG MidCap
Index Fund  AG Stock Index Fund          27,472,862            12,006,162
AG MidCap
Index Fund  NAF Stock Index Fund            102,178                14,443
NAF MidCap
Index Fund  AG MidCap Index Fund          8,802,274               634,180
AG Stock
Index Fund  AG MidCap Index Fund          2,092,594               686,815
NAF Stock
Index Fund  AG MidCap Index Fund              9,669                 4,487

 At the end of the period, VALIC, American General Annuity Insurance Company ("AGAIC"), and American General Life Insurance Company ("AGL"), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund                                                       VALIC   AGAIC   AGL
---------------------------------------------------------- ------  -----  -----
AG Stock Index............................................  94.52%     *      *
AG MidCap Index...........................................  96.78%     *      *
AG Small Cap Index........................................  99.98%     *      *
AG Nasdaq-100(R) Index.................................... 100.00%     *      *
AG International Equities.................................  94.34%     *      *
Putnam Opportunities......................................  99.94%     *      *
T. Rowe Price Blue Chip Growth............................ 100.00%     *      *
Core Equity...............................................  97.44%     *      *
AG Growth & Income........................................  91.73%  8.24%     *
T. Rowe Price Science & Technology........................  99.99%     *      *
T. Rowe Price Health Sciences............................. 100.00%     *      *
AG Social Awareness.......................................  99.99%     *      *
AG Asset Allocation.......................................  99.94%     *      *
AG Capital Conservation................................... 100.00%     *      *
AG Government Securities..................................  81.16% 18.84%     *
AG International Government Bond.......................... 100.00%     *      *
AG 1 Money Market.........................................  83.21%     *  15.66%

----
*Less than 5% ownership.

 The Series provides a retirement plan for its independent directors who are not officers, directors or employees of VALIC or an affiliate of VALIC. The Series is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each director's years of service. At the end of the period, the Series had a retirement plan liability to its independent directors totaling $894,546. During the period, a total of $13,625 was paid to a retired director.

 Certain officers and directors of the Series are officers and directors of VALIC or affiliates of VALIC.

Note 4 -- Investment Activity

 The information in the following table is presented on the basis of cost for Federal income tax purposes at the end of the period.

                           Identified
                            Cost of         Gross         Gross     Net Unrealized
                          Investments     Unrealized    Unrealized   Appreciation
Fund                         Owned       Appreciation  Depreciation (Depreciation)
------------------------ -------------- -------------- ------------ --------------
AG Stock Index.......... $2,834,686,384 $2,510,951,021 $298,655,080 $2,212,295,941
AG MidCap Index.........    918,097,904    178,831,667  148,203,159     30,628,508
AG Small Cap Index......    236,236,635     36,848,143   69,051,133    (32,202,990)
AG Nasdaq - 100(R)
Index...................      7,930,524         78,134    2,364,255     (2,286,121)
AG International
Equities................    115,537,144     27,495,745   19,416,847      8,078,898
Putnam Opportunities....      4,802,149         45,202      856,360       (811,118)
T. Rowe Price Blue Chip
Growth..................      3,930,621         54,919      408,190       (353,271)
Core Equity.............  1,007,691,335    132,462,632  135,904,722     (3,442,090)
AG Growth & Income......    269,898,361             --      523,661       (523,661)
T. Rowe Price Science
& Technology............  2,981,747,437    225,122,181  659,736,521   (434,614,340)
T. Rowe Price Health
Sciences................      2,499,774         54,950      280,710       (225,760)
AG Social Awareness.....    471,967,973    115,188,587   52,862,989     62,325,598
AG Asset Allocation.....    194,886,782     49,647,141   10,437,698     39,209,443
AG Capital
Conservation............     62,252,767        612,580      218,343        394,237
AG
Government Securities...    118,060,153      3,183,990    1,140,084      2,043,906
AG International
Government Bond.........    121,648,042      2,224,957   17,599,273    (15,374,316)
AG 1 Money Market.......    482,097,657             --           --             --

 The following net realized capital loss carryforwards at the end of the period may be utilized to offset future capital gains.

Fund                                   Capital Loss Carryforward Expiration Date
-------------------------------------- ------------------------- ---------------
AG Capital Conservation...............        $  356,364          May 31, 2008
AG Government Securities..............         1,480,300          May 31, 2008
AG 1 Money Market.....................             1,445          May 31, 2001

 During the period ended November 30, 2000, the cost of purchases and proceeds from sales of securities, excluding short term securities, were:

                                                                  Proceeds from
                                                       Cost of     Securities
                                                     Securities      Sold or
Fund                                                  Purchased      Matured
--------------------------------------------------- ------------- -------------
AG Stock Index..................................... $ 368,076,134 $ 236,364,663
AG MidCap Index....................................   206,141,088   173,792,394
AG Small Cap Index.................................    82,681,867    94,836,733
AG Nasdaq - 100(R) Index...........................     8,339,901       335,300
AG International Equities..........................    47,351,673    68,071,875
Putnam Opportunities...............................     5,556,769       598,489
T. Rowe Price Blue Chip Growth.....................     4,997,313     1,143,918
Core Equity........................................   474,929,219   526,749,878
AG Growth & Income.................................    69,232,402   109,669,237
T. Rowe Price Science & Technology................. 2,606,845,289 2,496,596,564
T. Rowe Price Health Sciences......................     3,328,678       753,961
AG Social Awareness................................    79,449,885   103,478,809
AG Asset Allocation................................   166,607,051   182,009,707
AG Capital Conservation............................   146,510,161   150,321,430
AG Government Securities...........................   132,240,803   132,744,702
AG International Government Bond...................    22,154,157    32,097,971

-------------------------------------------------------------------------------

 104         NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


 Included in the cost of purchases and proceeds from sales amounts were purchases and sales of U.S. government and government agency obligations of the following:

                                                      Cost of     Proceeds from
                                                     Securities  Securities Sold
Fund                                                 Purchased     or Matured
--------------------------------------------------- ------------ ---------------
AG Asset Allocation................................ $124,323,506  $131,946,084
AG Capital Conservation............................  115,363,312   100,854,392
AG Government Securities...........................  132,240,803   132,744,702

Note 5 - Portfolio Securities Loaned

 To realize additional income, a Fund may lend portfolio securities with a value of up to 30% (33 1/3% in the case of Core Equity Fund and T. Rowe Price Science & Technology Fund) of its total assets. Any such loans will be continuously secured by collateral consisting of cash or U.S. Government securities maintained in a segregated account in an amount at least equal to the market value of the securities loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Each Fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.
 Portfolio securities on loan at the end of the period are summarized as follows:

                                                      Market
Fund                                                   Value    Collateral Value
--------------------------------------------------- ----------- ----------------
AG Stock Index..................................... $ 2,955,132   $ 3,038,655
AG MidCap Index....................................   6,251,469     6,534,300
AG Small Cap Index.................................   4,636,245     5,970,941
AG International Equities..........................   1,578,947     1,631,195
T. Rowe Price Science & Technology.................   8,375,269     9,146,300
AG Asset Allocation................................     298,046       300,615
AG Capital Conservation............................     510,442       515,985
                                                    ----------------------------
  Total............................................ $24,605,550   $27,137,991
                                                    ----------------------------

Note 6 - Investment Concentration

 A significant portion of the AG Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government sponsored securities. At the end of the period, the Fund had 80.47% of its net assets invested in such securities.
 At the end of the period, the AG International Government Bond Fund had 23.17% of its net assets invested in securities issued by the Government of Japan and an additional 11.80% in issues of companies located in Japan and/or denominated in Japanese Yen. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

Note 7 - Investment Holdings by Country

 The following represents investment holdings by country held by the AG International Equities Fund as of November 30, 2000:

                                                        Percent of    Market
Country:                                                Net Assets    Value
                                                        -----------------------
Australia..............................................     1.49%  $  1,986,355
Austria................................................     0.15%       198,303
Belgium................................................     0.75%       993,861
Denmark................................................     0.78%     1,039,527
Finland................................................     2.62%     3,497,542
France.................................................     9.81%    13,074,333
Germany................................................     4.59%     6,112,391
Ireland................................................     0.57%       762,292
Italy..................................................     4.71%     6,276,431
Japan..................................................    22.45%    29,927,540
Netherlands............................................     3.99%     5,315,039
New Zealand............................................     0.12%       162,982
Norway.................................................     0.35%       465,728
Portugal...............................................     0.50%       672,479
Spain..................................................     2.14%     2,847,840
Sweden.................................................     1.73%     2,300,723
Switzerland............................................     6.04%     8,058,287
United Kingdom.........................................    14.13%    18,835,597
United States..........................................    15.81%    21,088,791
                                                        -----------------------
Total investments......................................    92.73%   123,616,041
Other assets and liabilities...........................     7.27%     9,695,656
                                                        -----------------------
  Net assets...........................................   100.00%  $133,311,697
                                                        -----------------------

-------------------------------------------------------------------------------

                       FINANCIAL HIGHLIGHTS (Unaudited)        105

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                AG Stock Index Fund
                      ----------------------------------------------------------------------------
                                                          Year Ended May 31,
                      Six Months Ended  ----------------------------------------------------------
                      November 30, 2000    2000        1999        1998        1997        1996
                      ----------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........            $42.98         $39.73      $33.38      $26.09      $20.69      $16.81
                      ----------------------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........              0.18           0.41        0.40        0.40        0.39        0.39
 Net realized and
 unrealized
 gain (loss)
 on securities...             (3.20)          3.59        6.51        7.44        5.57        4.26
                      ----------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......             (3.02)          4.00        6.91        7.84        5.96        4.65
                      ----------------------------------------------------------------------------
 Distributions
 from:
 Net investment
 income..........             (0.18)         (0.39)      (0.41)      (0.40)      (0.39)      (0.38)
 Net realized
 gain on
 securities......                 -          (0.36)      (0.15)      (0.15)      (0.17)      (0.39)
                      ----------------------------------------------------------------------------
 Total
 distributions...             (0.18)         (0.75)      (0.56)      (0.55)      (0.56)      (0.77)
                      ----------------------------------------------------------------------------
Net asset value
at end of
period...........            $39.78         $42.98      $39.73      $33.38      $26.09      $20.69
                      ----------------------------------------------------------------------------
TOTAL RETURN.....             (7.06)%        10.10%      20.85%      30.30%      29.24%      28.17%
                      ----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........              0.16%          0.31%       0.32%       0.31%       0.34%       0.35%
Ratio of net
investment income
to average net
assets...........              0.41%          0.97%       1.13%       1.33%       1.76%       2.05%
Portfolio
turnover rate....                 4%             6%          2%          3%          3%          3%
Number of shares
outstanding at
end of period
(000's)..........           127,021        125,003     116,731     104,334      93,687      85,117
Net assets at end
of period
(000's)..........        $5,052,469     $5,373,192  $4,637,628  $3,482,655  $2,444,200  $1,760,786
                                               AG MidCap Index Fund
                      ----------------------------------------------------------------------------
                                                         Year Ended May 31,
                      Six Months Ended  ----------------------------------------------------------
                      November 30, 2000   2000       1999        1998        1997         1996
                      ----------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........           $23.73        $25.64      $25.27      $20.83      $19.09       $15.68
                      ----------------------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........             0.11          0.22        0.23        0.23        0.24         0.24
 Net realized and
 unrealized
 gain (loss)
 on securities...             0.16          4.49        2.54        5.80        2.95         4.06
                      ----------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......             0.27          4.71        2.77        6.03        3.19         4.30
                      ----------------------------------------------------------------------------
 Distributions
 from:
 Net investment
 income..........            (0.11)        (0.22)      (0.23)      (0.23)      (0.24)       (0.24)
 Net realized
 gain on
 securities......                -         (6.40)      (2.17)      (1.36)      (1.21)       (0.65)
                      ----------------------------------------------------------------------------
 Total
 distributions...            (0.11)        (6.62)      (2.40)      (1.59)      (1.45)       (0.89)
                      ----------------------------------------------------------------------------
Net asset value
at end of
period...........           $23.89        $23.73      $25.64      $25.27      $20.83       $19.09
                      ----------------------------------------------------------------------------
TOTAL RETURN.....             1.13%        21.36%      11.91%      29.62%      17.48%       28.10%
                      ----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........             0.18%         0.36%       0.38%       0.36%       0.40%        0.41%
Ratio of net
investment income
to average net
assets...........             0.45%         0.90%       0.92%       0.95%       1.24%        1.36%
Portfolio
turnover rate....               18%           41%         41%         26%         19%          21%
Number of shares
outstanding at
end of period
(000's)..........           39,676        38,889      31,886      31,830      29,137       28,322
Net assets at end
of period
(000's)..........         $947,897      $922,679    $817,573    $804,318    $607,061     $540,688

-------------------------------------------------------------------------------

 106             FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                 AG Small Cap Index Fund
                          ----------------------------------------------------------------------------
                                                             Year Ended May 31,
                          Six Months Ended  ----------------------------------------------------------
                          November 30, 2000   2000       1999         1998        1997         1996
                          ----------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........               $15.66        $15.84      $17.94       $16.18      $16.25       $12.49
                          ----------------------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........                 0.10          0.18        0.19         0.19        0.19         0.20
 Net realized and
 unrealized gain
 (loss) on
 securities......                (1.00)         1.43       (0.74)        3.17        0.93         4.04
                          ----------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......                (0.90)         1.61       (0.55)        3.36        1.12         4.24
                          ----------------------------------------------------------------------------
 Distributions
 from:
 Net investment income..         (0.10)        (0.18)      (0.19)       (0.19)      (0.19)       (0.20)
 Net realized
 gain on
 securities......                    -         (1.61)      (1.36)       (1.41)      (1.00)       (0.28)
                          ----------------------------------------------------------------------------
 Total
 distributions...                (0.10)        (1.79)      (1.55)       (1.60)      (1.19)       (0.48)
                          ----------------------------------------------------------------------------
Net asset value
at end of
period...........               $14.66        $15.66      $15.84       $17.94      $16.18       $16.25
                          ----------------------------------------------------------------------------
TOTAL RETURN.....                (5.83)%       10.22%      (2.45)%      21.34%       7.51%       34.50%
                          ----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........                 0.21%         0.40%       0.41%        0.39%       0.41%        0.41%
Ratio of net
investment income
to average net
assets...........                 0.60%         1.12%       1.20%        1.05%       1.34%        1.36%
Portfolio
turnover rate....                   37%           35%         36%          36%         42%          31%
Number of shares
outstanding at
end of period
(000's)..........               14,062        14,596      13,890       13,777      11,893       11,129
Net assets at end
of period
(000's)..........             $206,114      $228,602    $220,002     $247,183    $192,459     $180,785
                                              AG International Equities Fund
                          ----------------------------------------------------------------------------
                                                             Year Ended May 31,
                          Six Months Ended  ----------------------------------------------------------
                          November 30, 2000   2000       1999        1998        1997         1996
                          ----------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........               $12.55        $11.32      $11.95      $11.44      $11.15       $10.42
                          ----------------------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........                 0.04          0.15        0.22        0.23        0.20         0.17
 Net realized and
 unrealized gain
 (loss) on
 securities......                (1.62)         1.90        0.30        0.85        0.63         0.97
                          ----------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......                (1.58)         2.05        0.52        1.08        0.83         1.14
                          ----------------------------------------------------------------------------
 Distributions
 from:
 Net investment income..         (0.04)        (0.14)      (0.25)      (0.24)      (0.19)       (0.17)
 Net realized
 gain on
 securities......                    -         (0.68)      (0.90)      (0.33)      (0.35)       (0.24)
                          ----------------------------------------------------------------------------
 Total
 distributions...                (0.04)        (0.82)      (1.15)      (0.57)      (0.54)       (0.41)
                          ----------------------------------------------------------------------------
Net asset value
at end of
period...........               $10.93        $12.55      $11.32      $11.95      $11.44       $11.15
                          ----------------------------------------------------------------------------
TOTAL RETURN.....               (12.61)%       18.01%       4.43%       9.92%       7.74%       11.14%
                          ----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........                 0.21%         0.41%       0.43%       0.40%       0.42%        0.42%
Ratio of net
investment income
to average net
assets...........                 0.42%         1.20%       1.89%       1.92%       1.75%        1.65%
Portfolio
turnover rate....                   33%           25%          8%          9%         12%          20%
Number of shares
outstanding at
end of period
(000's)..........               12,195        12,980      12,559      13,009      15,857       18,497
Net assets at end
of period
(000's)..........             $133,312      $162,840    $142,108    $155,469    $181,437     $206,259

-------------------------------------------------------------------------------

                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED  107


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                           Core Equity Fund
                               -------------------------------------------------------------------------------
                                                                   Year Ended May 31,
                               Six Months Ended  -------------------------------------------------------------
                               November 30, 2000    2000        1999         1998         1997         1996
                               -------------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........                     $23.31         $24.12      $22.08       $17.62       $16.49       $11.43
                               -------------------------------------------------------------------------------
 Income (loss) from
 investment
 operations:
 Net investment
 income (loss)...                       0.03              -       (0.08)       (0.02)        0.02         0.11
 Net realized
 and unrealized
 gain (loss) on
 securities......                      (1.55)          0.20        3.13         4.82         1.45         5.27
                               -------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......                      (1.52)          0.20        3.05         4.80         1.47         5.38
                               -------------------------------------------------------------------------------
 Distributions
 from:
 Net investment income..               (0.01)             -           -        (0.01)       (0.01)       (0.09)
 Net realized
 gain on
 securities......                          -          (1.01)      (1.01)       (0.33)       (0.33)       (0.23)
                               -------------------------------------------------------------------------------
 Total
 distributions...                      (0.01)         (1.01)      (1.01)       (0.34)       (0.34)       (0.32)
                               -------------------------------------------------------------------------------
Net asset value
at end of
period...........                     $21.78         $23.31      $24.12       $22.08       $17.62       $16.49
                               -------------------------------------------------------------------------------
TOTAL RETURN.....                      (6.54)%         0.96%      14.20%       27.41%        9.00%       47.46%
                               -------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........                       0.44%          0.85%       0.86%        0.84%        0.86%        0.83%
Ratio of net
investment income
(loss) to average
net assets.......                       0.06%          0.02%      (0.36)%      (0.11)%       0.09%        0.89%
Portfolio
turnover rate....                         44%           134%         42%          43%          40%          36%
Number of shares
outstanding at
end of period
(000's)..........                     46,146         48,685      52,690       49,832       42,422       25,836
Net assets at end
of period
(000's)..........                 $1,004,931     $1,135,083  $1,271,034   $1,100,137     $747,654     $425,787
                                                      AG Growth & Income Fund
                               ----------------------------------------------------------------------------
                                                                  Year Ended May 31,
                               Six Months Ended  ----------------------------------------------------------
                               November 30, 2000   2000       1999        1998        1997         1996
                               ----------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........                    $21.04        $21.53      $19.91      $16.87      $14.78       $11.09
                               ----------------------------------------------------------------------------
 Income (loss) from
 investment
 operations:
 Net investment
 income (loss)...                      0.06          0.15        0.06        0.08        0.10         0.08
 Net realized
 and unrealized
 gain (loss) on
 securities......                     (1.75)         1.96        3.17        3.25        2.38         3.77
                               ----------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......                     (1.69)         2.11        3.23        3.33        2.48         3.85
                               ----------------------------------------------------------------------------
 Distributions
 from:
 Net investment income..              (0.06)        (0.14)      (0.08)      (0.08)      (0.10)       (0.07)
 Net realized
 gain on
 securities......                         -         (2.46)      (1.53)      (0.21)      (0.29)       (0.09)
                               ----------------------------------------------------------------------------
 Total
 distributions...                     (0.06)        (2.60)      (1.61)      (0.29)      (0.39)       (0.16)
                               ----------------------------------------------------------------------------
Net asset value
at end of
period...........                    $19.29        $21.04      $21.53      $19.91      $16.87       $14.78
                               ----------------------------------------------------------------------------
TOTAL RETURN.....                     (8.06)%        9.67%      16.92%      19.87%      17.08%       34.85%
                               ----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........                      0.41%         0.80%       0.82%       0.80%       0.81%        0.79%
Ratio of net
investment income
(loss) to average
net assets.......                      0.27%         0.70%       0.29%       0.43%       0.70%        0.63%
Portfolio
turnover rate....                        22%           89%        102%         78%         45%          64%
Number of shares
outstanding at
end of period
(000's)..........                    14,928        15,665      13,790      13,619      12,422        7,685
Net assets at end
of period
(000's)..........                  $287,891      $329,588    $296,885    $271,159    $209,545     $113,546


-------------------------------------------------------------------------------

 108             FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                          T. Rowe Price Science & Technology Fund
                          --------------------------------------------------------------------------------
                                                              Year Ended May 31,
                          Six Months Ended  --------------------------------------------------------------
                          November 30, 2000    2000         1999         1998         1997         1996
                          --------------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........                $41.14         $29.95       $22.07       $19.88       $20.48       $14.43
                          --------------------------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income (loss)...                  0.07          (0.11)       (0.10)       (0.09)           -            -
 Net realized and
 unrealized gain
 (loss) on
 securities......                (10.55)         16.37        10.36         2.28         0.33         8.08
                          --------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......                (10.48)         16.26        10.26         2.19         0.33         8.08
                          --------------------------------------------------------------------------------
 Distributions
 from:
 Net investment
 income..........                     -              -            -            -            -            -
 Net realized
 gain on
 securities......                     -          (5.07)       (2.38)           -        (0.93)       (2.03)
                          --------------------------------------------------------------------------------
 Total
 distributions...                     -          (5.07)       (2.38)           -        (0.93)       (2.03)
                          --------------------------------------------------------------------------------
Net asset value
at end of
period...........                $30.66         $41.14       $29.95       $22.07       $19.88       $20.48
                          --------------------------------------------------------------------------------
TOTAL RETURN.....                (25.53)%        52.65%       48.34%       10.85%        1.81%       58.28%
                          --------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average
net assets.......                  0.48%          0.96%        0.96%        0.95%        0.96%        0.94%
Ratio of net
investment income
(loss) to average
net assets.......                 (0.32)%        (0.40)%      (0.46)%      (0.46)%      (0.29)%      (0.07)%
Portfolio
turnover rate....                    73%           130%         149%         128%         122%         116%
Number of shares
outstanding at
end of period
(000's)..........                83,454         80,564       56,211       46,355       40,484       27,696
Net assets at end
of period
(000's)..........            $2,558,402     $3,314,052   $1,683,585   $1,023,141     $804,982     $567,187
                                                 AG Social Awareness Fund
                          ----------------------------------------------------------------------------
                                                             Year Ended May 31,
                          Six Months Ended  ----------------------------------------------------------
                          November 30, 2000   2000       1999        1998        1997         1996
                          ----------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........               $24.77        $24.11      $22.16      $17.90      $15.49       $13.02
                          ----------------------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income (loss)...                 0.11          0.20        0.21        0.23        0.24         0.26
 Net realized and
 unrealized gain
 (loss) on
 securities......                (2.07)         1.61        4.08        5.07        4.19         3.37
                          ----------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......                (1.96)         1.81        4.29        5.30        4.43         3.63
                          ----------------------------------------------------------------------------
 Distributions
 from:
 Net investment
 income..........                (0.11)        (0.18)      (0.22)      (0.23)      (0.24)       (0.25)
 Net realized
 gain on
 securities......                    -         (0.97)      (2.12)      (0.81)      (1.78)       (0.91)
                          ----------------------------------------------------------------------------
 Total
 distributions...                (0.11)        (1.15)      (2.34)      (1.04)      (2.02)       (1.16)
                          ----------------------------------------------------------------------------
Net asset value
at end of
period...........               $22.70        $24.77      $24.11      $22.16      $17.90       $15.49
                          ----------------------------------------------------------------------------
TOTAL RETURN.....                (7.97)%        7.49%      20.05%      30.34%      30.48%       28.85%
                          ----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average
net assets.......                 0.28%         0.55%       0.57%       0.54%       0.56%        0.56%
Ratio of net
investment income
(loss) to average
net assets.......                 0.41%         0.79%       0.93%       1.17%       1.53%        1.80%
Portfolio
turnover rate....                   14%           40%         49%        120%        109%         117%
Number of shares
outstanding at
end of period
(000's)..........               23,172        23,509      21,646      15,080       8,677        5,220
Net assets at end
of period
(000's)..........             $525,894      $582,403    $521,965    $334,167    $155,349      $80,887

-------------------------------------------------------------------------------

                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED  109

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                            AG Asset Allocation Fund
                     --------------------------------------------------------------------------
                                                        Year Ended May 31,
                     Six Months Ended  --------------------------------------------------------
                     November 30, 2000   2000       1999        1998        1997        1996
                     --------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........          $14.68        $14.43      $14.02      $12.57      $12.55      $11.24
                     --------------------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........            0.24          0.44        0.40        0.41        0.77        0.44
 Net realized and
 unrealized gain
 (loss) on
 securities......           (0.51)         0.51        1.26        2.24        1.44        1.53
                     --------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......           (0.27)         0.95        1.66        2.65        2.21        1.97
                     --------------------------------------------------------------------------
 Distributions
 from:
 Net investment
 income..........           (0.24)        (0.44)      (0.40)      (0.41)      (0.78)      (0.44)
 Net realized
 gain on
 securities......               -         (0.26)      (0.85)      (0.79)      (1.41)      (0.22)
                     --------------------------------------------------------------------------
 Total
 distributions...           (0.24)        (0.70)      (1.25)      (1.20)      (2.19)      (0.66)
                     --------------------------------------------------------------------------
Net asset value
at end of
period...........          $14.17        $14.68      $14.43      $14.02      $12.57      $12.55
                     --------------------------------------------------------------------------
TOTAL RETURN.....           (1.90)%        6.65%      12.23%      21.94%      15.89%      17.90%
                     --------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........            0.28%         0.55%       0.57%       0.54%       0.57%       0.57%
Ratio of net
investment income
to average net
assets...........            1.58%         2.98%       2.81%       3.02%       3.26%       3.62%
Portfolio
turnover rate....              86%          162%        160%         24%        103%        119%
Number of shares
outstanding at
end of period
(000's)..........          15,542        16,135      17,222      14,269      14,107      15,142
Net assets at end
of period
(000's)..........        $220,206      $236,804    $248,473    $200,099    $177,347    $190,024
                                         AG Capital Conservation Fund
                     --------------------------------------------------------------------------
                                                       Year Ended May 31,
                     Six Months Ended  --------------------------------------------------------
                     November 30, 2000  2000       1999        1998        1997        1996
                     --------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........           $8.78        $9.39       $9.68       $9.31       $9.23       $9.52
                     --------------------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........            0.30         0.62        0.60        0.61        0.62        0.62
 Net realized and
 unrealized gain
 (loss) on
 securities......            0.33        (0.61)      (0.29)       0.37        0.08       (0.29)
                     --------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......            0.63         0.01        0.31        0.98        0.70        0.33
                     --------------------------------------------------------------------------
 Distributions
 from:
 Net investment
 income..........           (0.30)       (0.62)      (0.60)      (0.61)      (0.62)      (0.62)
 Net realized
 gain on
 securities......               -            -           -           -           -           -
                     --------------------------------------------------------------------------
 Total
 distributions...           (0.30)       (0.62)      (0.60)      (0.61)      (0.62)      (0.62)
                     --------------------------------------------------------------------------
Net asset value
at end of
period...........           $9.11        $8.78       $9.39       $9.68       $9.31       $9.23
                     --------------------------------------------------------------------------
TOTAL RETURN.....            7.30%        0.13%       3.25%      10.76%       7.75%       3.41%
                     --------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........            0.28%        0.55%       0.60%       0.54%       0.57%       0.57%
Ratio of net
investment income
to average net
assets...........            3.37%        6.73%       6.24%       6.32%       6.59%       6.47%
Portfolio
turnover rate....             300%         144%         41%         14%         45%         80%
Number of shares
outstanding at
end of period
(000's)..........           5,542        5,756       6,720       6,577       7,168       7,604
Net assets at end
of period
(000's)..........         $50,514      $50,525     $63,131     $63,654     $66,747     $70,212

-------------------------------------------------------------------------------

 110              FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                         AG Government Securities Fund
                     --------------------------------------------------------------------------
                                                        Year Ended May 31,
                     Six Months Ended  --------------------------------------------------------
                     November 30, 2000   2000       1999        1998        1997        1996
                     --------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........           $9.51         $9.90      $10.09       $9.67       $9.61       $9.89
                     --------------------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income (loss)...            0.30          0.55        0.55        0.58        0.59        0.61
 Net realized and
 unrealized gain
 (loss) on
 securities......            0.45         (0.39)      (0.19)       0.42        0.06       (0.28)
                     --------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......            0.75          0.16        0.36        1.00        0.65        0.33
                     --------------------------------------------------------------------------
 Distributions
 from:
 Net investment
 income..........           (0.30)        (0.55)      (0.55)      (0.58)      (0.59)      (0.61)
 Net realized
 gain on
 securities......               -             -           -           -           -           -
                     --------------------------------------------------------------------------
 Total
 distributions...           (0.30)        (0.55)      (0.55)      (0.58)      (0.59)      (0.61)
                     --------------------------------------------------------------------------
Net asset value
at end of
period...........           $9.96         $9.51       $9.90      $10.09       $9.67       $9.61
                     --------------------------------------------------------------------------
TOTAL RETURN.....            7.97%         1.74%       3.58%      10.60%       6.94%       3.32%
                     --------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........            0.28%         0.55%       0.59%       0.54%       0.56%       0.56%
Ratio of net
investment income
to average net
assets...........            3.06%         5.68%       5.46%       5.82%       6.11%       6.21%
Portfolio
turnover rate....             131%          132%         39%         24%         38%         36%
Number of shares
outstanding at
end of period
(000's)..........          10,659        10,581      10,853       9,129       8,672       8,164
Net assets at end
of period
(000's)..........        $106,183      $100,648    $107,425     $92,120     $83,827     $78,423
                                     AG International Government Bond Fund
                     -----------------------------------------------------------------------------
                                                        Year Ended May 31,
                     Six Months Ended  -----------------------------------------------------------
                     November 30, 2000   2000        1999        1998        1997        1996
                     -----------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........          $10.88        $11.62       $11.42      $11.33      $11.79      $12.72
                     -----------------------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income (loss)...           (0.10)         0.48         0.51        0.56        0.63        0.65
 Net realized and
 unrealized gain
 (loss) on
 securities......           (0.20)        (0.98)        0.24       (0.26)      (0.49)      (0.89)
                     -----------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......           (0.30)        (0.50)        0.75        0.30        0.14       (0.24)
                     -----------------------------------------------------------------------------
 Distributions
 from:
 Net investment
 income..........               -         (0.23)       (0.48)      (0.20)      (0.58)      (0.68)
 Net realized
 gain on
 securities......               -         (0.01)       (0.07)      (0.01)      (0.02)      (0.01)
                     -----------------------------------------------------------------------------
 Total
 distributions...               -         (0.24)       (0.55)      (0.21)      (0.60)      (0.69)
                     -----------------------------------------------------------------------------
Net asset value
at end of
period...........          $10.58        $10.88       $11.62      $11.42      $11.33      $11.79
                     -----------------------------------------------------------------------------
TOTAL RETURN.....           (2.76)%       (4.43)%       6.40%       2.65%       1.13%      (1.91)%
                     -----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........            0.29%         0.52%        0.57%       0.55%       0.56%       0.56%
Ratio of net
investment income
to average net
assets...........            1.97%         4.07%        4.27%       4.70%       5.13%       5.45%
Portfolio
turnover rate....              20%           15%          22%         17%          4%         11%
Number of shares
outstanding at
end of period
(000's)..........          10,290        12,044       13,647      13,646      15,680      12,073
Net assets at end
of period
(000's)..........        $108,814      $130,978     $158,509    $155,783    $177,709    $142,383

--------------------------------------------------------------------------------

                  FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED 111

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                                                                   NASDAQ-100(R)
                                             AG 1 Money Market Fund                                 Index Fund
                     --------------------------------------------------------------------------  -----------------
                        Six Months                      Year Ended May 31,                       October 2, 2000*
                           Ended       --------------------------------------------------------         to
                     November 30, 2000   2000       1999        1998        1997        1996     November 30, 2000
                     --------------------------------------------------------------------------  -----------------
PER SHARE DATA
Net asset value
at beginning of
period...........           $1.00         $1.00       $1.00       $1.00       $1.00       $1.00       $10.00
                     --------------------------------------------------------------------------  -----------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........            0.03          0.05        0.05        0.05        0.05        0.05            -
 Net realized and
 unrealized gain
 (loss) on
 securities......               -             -           -           -           -           -        (2.95)
                     --------------------------------------------------------------------------  -----------------
 Total income
 (loss) from
 investment
 operations......            0.03          0.05        0.05        0.05        0.05        0.05        (2.95)
                     --------------------------------------------------------------------------  -----------------
 Distributions
 from:
 Net investment
 income..........           (0.03)        (0.05)      (0.05)      (0.05)      (0.05)      (0.05)           -
                     --------------------------------------------------------------------------  -----------------
Net asset value
at end of
period...........           $1.00         $1.00       $1.00       $1.00       $1.00       $1.00        $7.05
                     --------------------------------------------------------------------------  -----------------
TOTAL RETURN.....            3.09%         5.21%       4.84%       5.25%       5.02%       5.26%      (29.50)%
                     --------------------------------------------------------------------------  -----------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........            0.28%         0.56%       0.57%       0.54%       0.57%       0.57%        0.09%
Ratio of net
investment income
(loss) to average
net assets.......            3.05%         5.13%       4.66%       5.14%       4.95%       5.14%       (0.02)%
Portfolio
turnover rate....             N/A           N/A         N/A         N/A         N/A         N/A            5%
Number of shares
outstanding at
end of period
(000's)..........         544,366       484,934     347,394     190,975     128,125      83,618          800
Net assets at end
of period
(000's)..........        $544,366      $484,934    $347,394    $190,975    $128,125     $83,618       $5,638
                           Putnam           T. Rowe Price        T. Rowe Price
                     Opportunities Fund Blue Chip Growth Fund Health Sciences Fund
                     ------------------ --------------------- --------------------
                      October 2, 2000*    November 1, 2000*    November 1, 2000*
                             to                  to                    to
                     November 30, 2000    November 30, 2000    November 30, 2000
                     ------------------ --------------------- --------------------
PER SHARE DATA
Net asset value
at beginning of
period...........          $10.00              $10.00                $10.00
                     ------------------ --------------------- --------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........               -                0.01                  0.01
 Net realized and
 unrealized gain
 (loss) on
 securities......           (1.93)              (0.91)                (0.92)
                     ------------------ --------------------- --------------------
 Total income
 (loss) from
 investment
 operations......           (1.93)              (0.90)                (0.91)
                     ------------------ --------------------- --------------------
 Distributions
 from:
 Net investment
 income..........               -                   -                     -
                     ------------------ --------------------- --------------------
Net asset value
at end of
period...........           $8.07               $9.10                 $9.09
                     ------------------ --------------------- --------------------
TOTAL RETURN.....          (19.30)%             (9.00)%               (9.10)%
                     ------------------ --------------------- --------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........            0.17%               0.08%                 0.09%
Ratio of net
investment income
(loss) to average
net assets.......            0.02%               0.09%                 0.05%
Portfolio
turnover rate....              13%                 31%                   32%
Number of shares
outstanding at
end of period
(000's)..........             500                 400                   250
Net assets at end
of period
(000's)..........          $4,036              $3,642                $2,274

--------------------------------------------------------------------------------
* Date Fund commenced operations.

 112            NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I

BOARD OF DIRECTORS                                           SHAREHOLDER SERVICE AGENT
Kent E. Barrett                                              The Variabale Annuity Life
Judith L. Craven                                             Insurance Company (VALIC)
Timothy J. Ebner                                             2929 Allen Parkway
Gustavo E. Gonzales, Jr.                                     Houston, Texas 77019
Norman Hackerman
Alice T. Kane                                                OFFICERS
John W. Lancaster                                            Alice T. Kane,
Ben H. Love                                                   Chairman and President
John E. Maupin, Jr.                                          Kent E. Barrett,
F. Robert Paulsen                                             Executive Vice President
                                                             Steven Guterman,
DISTRIBUTOR                                                   Vice President and Senior Investment Officer
American General Distributors, Inc.                          Teresa S. Moro,
2929 Allen Parkway                                            Vice President and Investment Officer
Houston, Texas 77019                                         William Trimbur, Jr.,
                                                              Vice President and Investment Officer
CUSTODIAN                                                    Nori L. Gabert,
State Street Bank and Trust Company                           Vice President and Secretary
225 Franklin Street                                          Pauletta P. Cohn,
Boston, Massachusetts 02110                                   Vice President
                                                             Charles H. Clines,
INVESTMENT ADVISER                                            Vice President and Tax Officer
American General                                             Gregory R. Kingston,
Advisers (AGA)                                                Treasurer
2929 Allen Parkway                                           Todd L. Spillane,
Houston, Texas 77019                                          Chief Compliance Officer
                                                             Kathryn A. Pearce,
INVESTMENT SUB-ADVISERS                                       Assistant Controller
American Century Investment Management, Inc.                 Donald H. Guire,
4500 Main Street                                              Assistant Treasurer
Kansas City, Missouri 64111                                  R. Chris Bauman,
                                                              Assistant Controller
American General Investment Management, L.P.
2929 Allen Parkway
Houston, Texas 77019

Founders Asset Management, LLC
2930 East Third Avenue
Denver, Colorado 80206

Putnam Investment Management, Inc.
One Post Office Square
Boston, Massachusetts 02109

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010

TO INSURANCE PRODUCT OWNERS:

 This report contains detailed financial information to help you understand your variable insurance product's past performance and shows the performance for the funds that you invested in through your variable insurance contract. The performance does not reflect account charges under your insurance product. These charges would otherwise lower the performance information shown.

 This report is for the information of the shareholders and variable insurance product owners participating in the North American Funds Variable Product Series I (formerly American General Series Portfolio Company). It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about the material or products issued by VALIC, American General Annuity Insurance Company or American General Life Insurance Company, please contact your account representative.

 "Standard & Poor's(R)", "Standard & Poor's Mid Cap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by North American Funds Variable Product Series I . The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

 American General Financial Group is the marketing name for American General Corporation and its subsidiaries.

-------------------------------------------------------------------------------

NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
(formerly American General Series Portfolio Company)

P.O. Box 3206
Houston, Texas 77253-3206


AMERICAN
  GENERAL
  FINANCIAL GROUP

  American General Financial Group is the
  marketing name for American General Corporation and its subsidiaries.


  VA 4873 VER 11/00